                                                      REGISTRATION NO. 33-47949
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 34    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 289           [X]

                       (Check appropriate box or boxes)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
             (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)

                               -----------------

                 Please send copies of all communications to:

                          CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                           901 New York Avenue, N.W.
                            Washington, D.C. 20001

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1,2014 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

    Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 34 ("PEA") to the Form N-4 Registration Statement No. 33-47949 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

MOMENTUMSM

Retirement Planning from AXA Equitable


PROSPECTUS DATED MAY 1, 2014


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PARTICIPATING IN OR ALLOCATING AMOUNTS UNDER THE CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS MOMENTUMSM?

MOMENTUMSM is a group deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUMSM employer-sponsored retirement program includes 401(a) and 401(k) plans, which are described in this prospectus. The MOMENTUMSM program consists of a defined contribution IRS pre-approved plan and trust ("Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan and trust.

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest option ("investment options"). The contract investment options that the contract owner has chosen correspond to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.


-------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-------------------------------------------------------------------------------
 FIXED INCOME
-------------------------------------------------------------------------------
.. AXA Conservative Allocation           . EQ/Intermediate Government Bond
.. AXA Conservative-Plus Allocation      . EQ/Money Market
.. Charter/SM/ Multi-Sector Bond/(1)/    . EQ/PIMCO Ultra Short Bond
.. EQ/Core Bond Index                    . EQ/Quality Bond PLUS
.. EQ/Global Bond PLUS                   . Multimanager Core Bond/(3)/
-------------------------------------------------------------------------------
 DOMESTIC STOCKS
-------------------------------------------------------------------------------
.. AXA Aggressive Allocation             . EQ/Invesco Comstock
.. AXA Large Cap Core Managed            . EQ/JPMorgan Value Opportunities
  Volatility/(1)/                       . EQ/Large Cap Growth Index
.. AXA Large Cap Growth Managed          . EQ/Large Cap Value Index
  Volatility/(1)/                       . EQ/Lord Abbett Large Cap Core/(2)/
.. AXA Large Cap Value Managed           . EQ/Mid Cap Index
  Volatility/(1)/                       . EQ/Montag & Caldwell Growth
.. AXA Moderate-Plus Allocation          . EQ/Morgan Stanley Mid Cap Growth
.. AXA/Franklin Small Cap Value          . EQ/Small Company Index
  Managed Volatility/(1)/               . EQ/T. Rowe Price Growth Stock
.. AXA Mid Cap Value Managed             . EQ/UBS Growth and Income
  Volatility/(1)/                       . EQ/Wells Fargo Omega Growth
.. Charter/SM/ Small Cap Growth/(1)/     . Multimanager Aggressive Equity/(3)/
.. Charter/SM/ Small Cap Value/(1)/      . Multimanager Large Cap Core
.. EQ/AllianceBernstein Small Cap          Equity/(2)/
  Growth                                . Multimanager Large Cap Value/(2)/
.. EQ/BlackRock Basic Value Equity       . Multimanager Mid Cap Growth/(3)/
.. EQ/Boston Advisors Equity Income      . Multimanager Mid Cap Value/(3)/
.. EQ/Calvert Socially Responsible       . Multimanager Technology/(3)/
.. EQ/Capital Guardian Research          . Target 2015 Allocation
.. EQ/Common Stock Index                 . Target 2025 Allocation
.. EQ/Davis New York Venture/(2)/        . Target 2035 Allocation
.. EQ/Equity 500 Index                   . Target 2045 Allocation
.. EQ/Equity Growth PLUS/(2)/
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
-------------------------------------------------------------------------------
.. AXA Global Equity Managed             . EQ/International Equity Index
  Volatility/(1)/                       . EQ/MFS International Growth
.. AXA International Core Managed        . Multimanager International
  Volatility/(1)/                         Equity/(2)/
.. AXA International Value Managed
  Volatility/(1)/
-------------------------------------------------------------------------------
 BALANCED/HYBRID
-------------------------------------------------------------------------------
.. AXA Moderate Allocation
-------------------------------------------------------------------------------


(1)This is the variable investment option's new name, effective on or about June 13, 2014, subject to regulatory approval. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.
(2)Please see "Portfolios of the Trusts" later in this prospectus regarding the planned merger of the portfolio in which this variable investment option invests, subject to shareholder approval.
(3)The variable investment option in which this portfolio invests will be reorganized as a portfolio of EQ Advisors Trust ("Trust") on or about June 13, 2014, subject to regulatory and shareholder approval. Please see "Portfolios of the Trusts" later in this prospectus for more information.


As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a sub-account of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2014, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office at AXA Equitable, Defined Contribution Services, P.O. Box 8095, Boston, MA 02266-8095 or calling
(800) 528-0204. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                        #611988
                                                               MOMENTUM (IF/NB)

Contents of this Prospectus

--------------------------------------------------------------------------------





      Index of key words and phrases                                    4
      Who is AXA Equitable?                                             5
      How to reach us                                                   6
      MOMENTUMSM contract at a glance -- key features                   8


      --------------------------------------------------------------------
      FEE TABLE                                                        10
      --------------------------------------------------------------------

      Examples                                                         11
      Condensed financial information                                  11


      --------------------------------------------------------------------
      1. CONTRACT FEATURES AND BENEFITS                                12
      --------------------------------------------------------------------
      How contributions can be made                                    12
      Save 1-2-3                                                       12
      What are your investment options under the contract?             13
      Portfolios of the Trusts                                         14
      Selecting investment options (employers and plan trustees only)  23
      Allocating your contributions                                    23


      --------------------------------------------------------------------
      2. DETERMINING YOUR CONTRACT'S VALUE                             24
      --------------------------------------------------------------------
      Your retirement account value                                    24
      Your contract's value in the variable investment options         24
      Your contract's value in the guaranteed interest option          24


      --------------------------------------------------------------------
      3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
        OPTIONS                                                        25
      --------------------------------------------------------------------
      Transferring your retirement account value                       25
      Disruptive transfer activity                                     25
      Automatic asset rebalancing for participant retirement account
        values                                                         26


-------------
When we use the words "we,""our" and "us" we mean AXA Equitable.
Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.


When we address the reader of this prospectus with words such as "you" and "your," we generally mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable, or the individual who participates in an employer's plan funded by the MOMENTUMSM contract. This individual is also referred to as the "participant."

                          CONTENTS OF THIS PROSPECTUS

         --------------------------------------------------------------
         4.ACCESSING YOUR MONEY                                     28
         --------------------------------------------------------------
         Withdrawals and termination                                28
         Installment payments (Systematic withdrawals)              28
         Forfeitures                                                28
         Plan loans                                                 28
         When to expect payments                                    29
         Your annuity payout options                                29
         Minimum distributions (Automatic minimum withdrawal
           option) -- over age 70 1/2                               30


         --------------------------------------------------------------
         5.THE MOMENTUM/SM/ PROGRAM                                 31
         --------------------------------------------------------------
         Plan and Trust                                             31
         Pooled Trust                                               31
         Governmental Trust                                         31
         Trustee                                                    31
         Employer's responsibilities                                32
         Adopting the MOMENTUM/SM/ program                          32


         --------------------------------------------------------------
         6.PLAN RECORDKEEPING SERVICES                              33
         --------------------------------------------------------------
         Basic recordkeeping option                                 33
         Full-service recordkeeping option                          33


         --------------------------------------------------------------
         7.CHARGES AND EXPENSES                                     34
         --------------------------------------------------------------
         Charges that AXA Equitable deducts                         34
         Charges under the contract                                 34
         Charges that the Trusts deduct                             36
         Charge reductions under special circumstances              36


         --------------------------------------------------------------
         8.PAYMENT OF DEATH BENEFIT                                 37
         --------------------------------------------------------------
         Death benefit amount                                       37
         Distribution of the death benefit                          37
         Beneficiary's payment options                              37


         --------------------------------------------------------------
         9.TAX INFORMATION                                          38
         --------------------------------------------------------------
         Overview                                                   38
         Buying a contract to fund a retirement arrangement         38
         Tax aspects of contributions to a plan                     39
         Tax aspects of distributions from a plan                   40
         Certain rules applicable to plan loans                     42
         Impact of taxes to AXA Equitable                           43
         Certain rules applicable to plans designed to comply with
           Section 404(c) of ERISA                                  43


         --------------------------------------------------------------
         10.MORE INFORMATION                                        44
         --------------------------------------------------------------
         About Separate Account A                                   44
         About the Trusts                                           44
         About the general account                                  44
         Dates and prices at which contract events occur            45
         About your voting rights                                   45


         About legal proceedings                                    46
         Financial statements                                       46
         Distribution of the contracts                              46


         --------------------------------------------------------------
         APPENDICES
         --------------------------------------------------------------

         I  --  Original certificates                               I-1
        II  --  Condensed financial information                    II-1


       ----------------------------------------------------------------------
       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents
       ----------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                        PAGE

                  active loan                              35
                  annuitant                                30
                  annuity payout option                    26
                  beneficiary                              37
                  business day                         12, 45
                  contract's value                         24
                  contract values                      21, 29
                  contributions                            12
                  default option                           28
                  disruptive transfer activity             25
                  DOL                                      31
                  elective deferrals                       39
                  Employer Plan Administration Center       6
                  ERISA                                31, 42
                  Governmental Trust                       31
                  guaranteed interest option            1, 23
                  investment options                    1, 13
                  IRA                                      40


                                                        PAGE

                  IRS                                      38
                  market timing                            25
                  participant                           2, 30
                  participation date                        9
                  participation year                        9
                  Plan and Trust                        1, 31
                  Pooled Trust                          1, 31
                  portfolio                                10
                  processing office                      1, 6
                  retirement account value                 24
                  SAI                                       1
                  takeover loans                           28
                  Trusts                                1, 44
                  unit                                     21
                  unit investment trust                    44
                  variable investment options           1, 13
                  VRU                                       6


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
variable investment options            Investment Funds or Investment
                                       Divisions

unit                                   Accumulation Unit

unit value                             Accumulation Unit Value

guaranteed interest option             Guaranteed Interest Account
-----------------------------------------------------------------------------

We also have contracts that we refer to as "original contracts/certificates." These certificates are no longer available for new purchasers. Any information about original certificates which is different from the current contracts we offer can be found in Appendix I at the end of this prospectus, which will be referenced throughout this prospectus when it applies.

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $552.3 billion in assets as of December 31, 2013. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.
--------------------------------------------------------------------------------
 FOR ALL COMMUNICATIONS SENT BY REGULAR MAIL:

  AXA Equitable
  Defined Contribution Services
  P.O. Box 8095
  Boston, MA 02266-8095
--------------------------------------------------------------------------------
 FOR ALL COMMUNICATIONS SENT BY EXPRESS DELIVERY:

  AXA Equitable
  Defined Contribution Services
  30 Dan Road Canton, MA 02021
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions; and

..   quarterly statement of retirement account values as of the close of each plan year quarter.
--------------------------------------------------------------------------------
 VOICE RESPONSE UNIT ("VRU"), INTERNET ACCESS

The VRU is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect the VRU and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. The initial personal identification number ("PIN") is the last four digits of the Participant's Social Security Number and can be used upon participant enrollment in your plan. Our VRU system has been enhanced with voice recognition technology to accept spoken prompts.

Our participant service site is designed to provide information through the Internet on:

..   current contract values used to determine values for participant retirement account values;

..   current allocation percentages;

..   the number of units in the variable investment options attributable to participant retirement account values; and

..   the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

..   request changes to allocation percentages and/or transfers among investment options;

..   elect to receive confirmations and quarterly statements electronically; and

..   request changes of the Internet password (not available through the VRU).

Employer Plan Administration Center, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant's accounts. You can obtain information on:

..   current contract value;

..   current participant allocation percentages, loan information, account values, and investment options;

..   the total number of units in the variable investment options; and

..   the daily unit values for the contract variable investment options.


The following features are also available online (please see Employer Plan Administration Center at www.axa.com for more detailed information):


..   Forms download;

..   Contribution upload/download;

..   Address changes;

..   Disclosure brochure;

..   Administration manual;

..   Enrollment; and

..   Performance information.

The VRU and Internet access are normally available seven days a week, 24 hours a day. However, on a day that AXA Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be effective as of the close of business on the next business day following the request.


To use the VRU call toll-free, (800) 821-7777. To use our Internet access, or to use the Employer Plan Administration Center, visit our website at www.axa.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of instructions communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following the telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/ withdrawal service we provide upon 90 days' written notice.

We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).
--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 528-0204 to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday 8:30 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time.

                             WHO IS AXA EQUITABLE?

You may obtain daily unit values for the variable investment options and other information regarding MOMENTUMSM and your account.

Hearing or speech-impaired clients may obtain information regarding MOMENTUMSM contracts by dialing, toll-free, the AT&T national relay number (800) 855-2880. This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN TRUSTEE:

(1)address changes (can be done online at our website as well);

(2)change of investments and allocations (can be done online at our website or via the VRU as well);

(3)transfers among investment options (can be done online at our website or via the VRU as well);

(4)asset (retirement account value) rebalancing;

(5)loan application;

(6)all partial and full withdrawal requests.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)Asset (retirement account value) rebalancing;

(2)The date annuity payments are to begin; and

(3)Systematic Withdrawal Option.

SIGNATURES:

The proper person to sign forms, notices and requests is normally the participant and the authorized individual or employer or plan trustee.

                             WHO IS AXA EQUITABLE?

MOMENTUMSM contract at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT     MOMENTUMSM variable investment options invest in different
MANAGEMENT                  portfolios sub-advised by professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees
                            .   Interest rates set periodically
----------------------------------------------------------------------------------------

TAX ADVANTAGES  .   On earnings inside the contract                No tax until you make withdrawals under the Plan.
                -----------------------------------------------------------------------------------------------------
                .   On transfers inside the contract               No tax on transfers among investment options.
                -----------------------------------------------------------------------------------------------------

                      Because you are purchasing or contributing to an annuity
                      contract to fund an employer retirement plan qualified
                      under Section 401 of the Internal Revenue Code ("Code"),
                      you should be aware that the contract meets Code
                      qualification requirements but does not provide tax
                      deferral benefits beyond those already provided by the
                      Code. You should consider whether the contract's features
                      and benefits beyond tax deferral meet your needs and goals.
                      You may also want to consider the relative features,
                      benefits and costs of the contract with any other
                      investment that you may use in connection with your
                      retirement plan or arrangement. (For more information, see
                      "Tax information" later in this prospectus for your
                      specific type of retirement arrangement.)
----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Automatic minimum withdrawal option (required minimum
                          distributions)
                      .   Plan loans
                      .   Full withdrawal
                      ------------------------------------------------------------
                      You may incur a withdrawal charge for certain withdrawals.
                      You may also incur income tax and a penalty tax.
                      ------------------------------------------------------------
                      Depending on the terms of the employer's plan, not all
                      features are available and access to amounts attributable
                      to participant plan account values may be limited.
----------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout options (as described
                          in a separate prospectus for that option)
----------------------------------------------------------------------------------
ADDITIONAL FEATURES   .   Automatic transfer options
                      .   Asset (Retirement account value) rebalancing
                      .   No charge on transfers among investment options
                      .   Waiver of withdrawal charge under certain circumstances
                      .   Minimum death benefit
----------------------------------------------------------------------------------
SERVICES WE PROVIDE   .   Two plan recordkeeping options
                      .   Educational materials and seminars to assist retirement
                          planning needs of plan participants
----------------------------------------------------------------------------------

                MOMENTUMSM CONTRACT AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
FEES AND CHARGES  .   We deduct a daily charge at a maximum effective annual
                      rate of 1.49% for the EQ/ Common Stock Index and
                      EQ/Money Market options, and 1.34% of the assets
                      invested in all other variable investment options.
                      Also, for the Multimanager Aggressive Equity, AXA
                      Moderate Allocation, EQ/Common Stock Index, and
                      EQ/Money Market options, the combined option and
                      portfolio expenses may not exceed an annual rate of
                      1.75%.
                  .   Administrative charge:
                      Generally $30 annually per participant.
                  .   Plan loan charges:
                      $25 set-up fee deducted on a per plan participant basis;
                      $6 quarterly recordkeeping fee while a loan is active
                      deducted on a per plan participant basis.
                  .   Plan recordkeeping services (billed to employer):
                      $300 annually for basic recordkeeping option;
                      Additional fees for full-service recordkeeping option.
                  .   Withdrawal charge:
                      6% of withdrawals that exceed the free withdrawal
                      amount or the amount withdrawn attributable to
                      contributions that were made by a participant in the
                      current and five prior participation years, whichever
                      is less. There is no charge in any participation year
                      in which the amount withdrawn does not exceed 10% of a
                      participant's retirement account value plus any active
                      loan at the time of your withdrawal request, minus
                      prior withdrawals in that participation year. This is
                      the free withdrawal amount. There are many
                      circumstances under which the withdrawal charge will
                      not apply. They are discussed under "Charges and
                      expenses" later in this prospectus.
----------------------------------------------------------------------------------
                  THE 12-MONTH PERIOD BEGINNING ON A PARTICIPATION DATE AND
                  EACH 12-MONTH PERIOD THEREAFTER IS A "PARTICIPATION YEAR."
                  THE "PARTICIPATION DATE" IS THE DATE WE RECEIVE AN
                  INDIVIDUAL'S PROPERLY COMPLETED AND SIGNED ENROLLMENT FORM
                  AND ANY OTHER REQUIRED DOCUMENTS AT OUR PROCESSING OFFICE
                  OR THE DATE WE RECEIVE THEIR INITIAL CONTRIBUTION, IF
                  EARLIER. FOR PARTICIPANTS IN PLANS THAT CONVERTED TO
                  MOMENTUMSM FROM OUR EQUI-VEST(R) CORPORATE TRUSTEED
                  CONTRACT, THE PARTICIPATION DATE IS THE SAME PARTICIPATION
                  DATE AS IN THE EQUI-VEST(R) CORPORATE TRUSTEED CERTIFICATE
                  RELATING TO THAT PARTICIPANT. IF MORE THAN ONE EQUI-VEST(R)
                  CORPORATE TRUSTEED CERTIFICATE IS IN FORCE WITH RESPECT TO
                  A PARTICIPANT, THEN THE PARTICIPATION DATE WILL BE THE
                  EARLIEST PARTICIPATION DATE.
                  ----------------------------------------------------------------
                  .   We deduct a charge designed to approximate certain
                      taxes that may be imposed on us, such as premium taxes
                      in a participant's state. This charge is generally
                      deducted from the amount applied to an annuity payout
                      option.
                  .   Annual expenses of each Trust's portfolios are
                      calculated as a percentage of the average daily net
                      assets invested in each portfolio. Please see "Fee
                      table" later in this prospectus for details.
                  .   No sales charge deducted when contributions are made.
----------------------------------------------------------------------------------

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN ALL STATES OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUMSM contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with AXA Advisors, LLC's financial professional, or call us to discuss any questions.

OTHER CONTRACTS

We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered in the MOMENTUMSM contract offered by this prospectus. Upon request, AXA Advisors, LLC's financial professional can show you information regarding other AXA Equitable annuity contracts.

                MOMENTUMSM CONTRACT AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

--------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR RETIREMENT ACCOUNT VALUE
 AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Sales load on purchases                                 None

Transfer fees                                           None

Maximum withdrawal charge of the amount withdrawn or
the contributions made in the current and five prior
participation years (deducted when your contract is
surrendered or certain withdrawals are made)./(1)/      6.00%

Plan loan charges/(2)/                                  $25 maximum per loan when loan is made + $6 per
                                                        quarter
--------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

--------------------------------------------------------------------------------
 CHARGES WE DEDUCT PERIODICALLY FROM YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------
Quarterly administrative charge/(3)/                      $7.50 Per Participant

   (If a participant's retirement account value is
   $25,000 or more)                                       ($0)

   Annual basic recordkeeping charge/(4)/                 $300 Per Plan

--------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
 EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:                       EQ/MONEY MARKET, AND   ALL OTHER VARIABLE
                                                        EQ/COMMON STOCK INDEX  INVESTMENT OPTIONS
Mortality and expense risks/(5)/                        0.65%                  0.50%

Other expenses                                          0.84%                  0.84%
                                                        -----                  -----
TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES/(6)/           1.49%                  1.34%
--------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL
 PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013
(expenses that are deducted from portfolio assets including  Lowest Highest management fees, 12b-1 fees, service fees, and/or other
expenses)/(7)/                                               0.62%  1.81%
---------------------------------------------------------------------------

Notes:

(1)The maximum withdrawal charge is 6% of the amount withdrawn or the contributions made in the current and five prior participation years, whichever is less. Important exceptions and limitations may eliminate or reduce the withdrawal charge.

(2)Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis.

(3)The administrative charge is currently $7.50 or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. Your employer may elect to pay this charge for plans with 10 or more participants. We do not currently assess this charge for any calendar quarter in which the retirement account value plus any active loan is $25,000 or more on the last business day of that calendar quarter. We have reserved the right to increase this charge.

(4)We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option. We charge a fee of $25 per check drawn if the employer elects to have us directly distribute plan benefits and withdrawals. We reserve the right to waive, or increase these charges upon 90 days' written notice to the employer or plan trustee.

(5)A portion of this charge is for providing the death benefit.

                                   FEE TABLE

(6)The total Separate Account A annual expenses deducted from the variable investment options and the total annual expenses of EQ Advisors Trust and AXA Premier VIP Trust, when added together, are not permitted to exceed a total annual rate of 1.75% of the value of the assets held in each of the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options. Without this expense limitation, total annual expenses deducted from those variable investment options plus annual expenses of the applicable Trust for 2013 would have been as follows; 2.48% for the AXA Moderate Allocation option, 2.05% for the Multimanager Aggressive Equity option, 1.95% for the EQ/Common Stock Index option, and 1.96% for the EQ/Money Market option.

(7)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2013, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Charter/SM/ Small Cap Growth Portfolio.


EXAMPLES

These examples are intended to help you compare the cost of investing in the MOMENTUMSM contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses (which expenses are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. These examples use a quarterly administrative charge based on the charges paid in 2013, which results in an estimated administrative charge of 0.0668% of contract value. (Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.) The examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer, except for plans with 10 or fewer participants.


The guaranteed interest option is not covered by the fee table and examples. However, the quarterly administrative charge, the withdrawal charge, the plan loan charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the guaranteed interest option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                 MOMENTUMSM MOMENTUMSM
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   portfolios                        $886    $1,596    $2,329    $3,633    $338    $1,029    $1,743    $3,633
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   portfolios                        $768    $1,244    $1,726    $2,424    $213    $  657    $1,126    $2,424
---------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus for the unit values and the number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2013.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by either ACH transfer, wire transfer or check. Participants should not send contributions directly to AXA Equitable. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

An initial contribution must generally be accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. Employers should send all contributions to AXA Equitable at the processing office. See "How to reach us" earlier in this prospectus.

The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. In the absence of direct instructions from the contract owner, if we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions. The contract owner may also instruct us as to participants' investment allocations pursuant to the Save 1-2-3 program, as described below.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."
--------------------------------------------------------------------------------

SAVE 1-2-3

Employers and plan trustees, as applicable, may elect the Save 1-2-3 program under the MOMENTUMSM contract. Save 1-2-3 includes several features designed to promote increased retirement savings by participants, including Automatic Enrollment, Automatic Investment and Automatic Deferral Increase. Employers or plan trustees that choose to use the Save 1-2-3 program may elect any or all of the features described below that suit their plans' needs. Please note that not all features may be available in all plans. Participants are encouraged to speak with their employers, to learn more information about the details of the Save 1-2-3 program available under their plans.

AUTOMATIC ENROLLMENT


If the Automatic Enrollment feature is elected, all eligible employees will be enrolled under the MOMENTUMSM contract, at the salary deferral percentage mandated by the terms of their plan and not inconsistent with the Code. Participants can choose to allocate their contributions among the investment options, but if they do not choose an allocation by the cut off date under their plan, their contributions will be allocated automatically to the default option selected under the plan, which may be the participant default Automatic Investment option described below, or, if that option is not selected, a general default option for the plan. In order to elect the Automatic Enrollment feature, employers or plan trustees must provide census information via the Employer Plan Administration Center at www.axa.com for all employees, including employees who are eligible and not contributing as well as ineligible employees.


Eligible employees have the right to opt out of the plan altogether. However, if they do not opt out by the cut off date under their plan, they will be automatically enrolled, and a percentage of their compensation will be contributed to the plan. The Code provides that participants have the right to opt out of the plan within 90 days of their initial contribution. Participants may also have the right to withdraw any contributions into the plan (as adjusted for investment performance) from the plan if they opt out during that 90-day period, if the plan permits such withdrawals. If their plan does not permit such withdrawals during the first 90 days, their ability to make withdrawals will be subject to the same terms and conditions described in the section entitled "Withdrawals and termination" under "Accessing your money" later in this prospectus. Participants have the right to cease making further contributions at any time. In addition, employers are required to provide participants, each plan year, with a notice of their rights to cease contributions, change the contribution amount and how contributions are invested in the absence of any investment decision by the participant.

AUTOMATIC INVESTMENT

Save 1-2-3 permits an employer or plan sponsor to choose the investment options into which contributions are to be allocated if no selection has been made for a participant's contributions. The Automatic Investment feature may be a single investment option or a mix of the investment options available under the plan that satisfied the Code and applicable regulatory requirements. The Automatic Investment option(s) may be different than the general default investment option under the plan. The general default investment option does not qualify as a Qualified Default Investment Alternative

                        CONTRACT FEATURES AND BENEFITS

("QDIA") and as a result does not satisfy the Department of Labor "safe harbor" requirement of a QDIA. The plan sponsor has a fiduciary duty to determine the appropriate default option for the plan. If the employer or plan trustee selects the Target Date Allocation portfolios (namely, the Target 2015 Allocation portfolio, Target 2025 Allocation portfolio, Target 2035 Allocation portfolio and Target 2045 Allocation portfolio) as the participant default Automatic Investment feature, participants will automatically be placed in the appropriate Target Date Allocation portfolio based on their date of birth and the plan's retirement age. AXA Equitable assumes that 65 is the normal retirement age, unless the employer or plan trustee provides a different age.

AUTOMATIC DEFERRAL INCREASE

Employers or plan trustees can also choose the Automatic Deferral Increase feature. Under this feature, participants' salary deferral percentage will automatically increase each year at a specified percentage until it reaches a maximum deferral percentage. The rate of the annual increase and the maximum deferral percentage is mandated by the terms of the plan.


Participants who want to opt out of any or all of these features can do so by visiting our website at www.axa.com. Participants whose contributions have been allocated to the default option can transfer their account value to other investment options available under the MOMENTUMSM contract as described in the section entitled "Transferring your money among investment options" later in this prospectus.


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The investment options are the variable investment options and the guaranteed interest option.

VARIABLE INVESTMENT OPTIONS

Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Only 25 investment options can be active at any one time. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
THE EMPLOYER OR PLAN TRUSTEE, AS APPLICABLE, CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, ("AXA FMG") a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios and the AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a (check mark) under the column entitled "AXA Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "AXA Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

                        CONTRACT FEATURES AND BENEFITS

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT MANAGER          AXA
 TRUST -                                                                       (OR SUB-ADVISER(S),         VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)              MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE         Class B     Seeks to achieve long-term capital          .   AXA Equitable           (check mark)
  ALLOCATION                       appreciation.                                   Funds Management
                                                                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE       Class B     Seeks to achieve a high level of current    .   AXA Equitable           (check mark)
  ALLOCATION                       income.                                         Funds Management
                                                                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                    Class B     Seeks to achieve current income and         .   AXA Equitable           (check mark)
  CONSERVATIVE-PLUS                growth of capital, with a greater               Funds Management
  ALLOCATION                       emphasis on current income.                     Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE           Class B     Seeks to achieve long-term capital          .   AXA Equitable           (check mark)
  ALLOCATION                       appreciation and current income.                Funds Management
                                                                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS      Class B     Seeks to achieve long-term capital          .   AXA Equitable           (check mark)
  ALLOCATION                       appreciation and current income, with a         Funds Management
                                   greater emphasis on capital appreciation.       Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/            Class A     Seeks to achieve high total return through  .   AXA Equitable
  MULTI-SECTOR                     a combination of current income and             Funds Management
  BOND/(1)/                        capital appreciation.                           Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL      Class B     Seeks to achieve long-term growth of        .   AXA Equitable
  CAP GROWTH/(2)/                  capital.                                        Funds Management
                                                                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL      Class B     Seeks to achieve long-term growth of        .   AXA Equitable
  CAP VALUE/(3)/                   capital.                                        Funds Management
                                                                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class B     Seeks to achieve long-term growth of        .   AXA Equitable           (check mark)
  INTERNATIONAL                    capital with an emphasis on risk-adjusted       Funds Management
  EQUITY/(+)/                      returns and managing volatility in the          Group, LLC
                                   Portfolio.                                  .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   EARNEST Partners,
                                                                                   LLC
                                                                               .
                                                                                   J. P. Morgan Investment
                                                                                   Management Inc.
                                                                               .   Marsico Capital
                                                                                   Management, LLC
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE     Class B     Seeks to achieve long-term growth of        .   AllianceBernstein       (check mark)
  CAP CORE                         capital with an emphasis on risk-adjusted       L.P.
  EQUITY/(+)/                      returns and managing volatility in the      .   AXA Equitable
                                   Portfolio.                                      Funds Management
                                                                                   Group, LLC
                                                                               .   Janus Capital
                                                                                   Management, LLC
                                                                               .   Thornburg
                                                                                   Investment
                                                                                   Management, Inc.
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                                INVESTMENT MANAGER     AXA
 TRUST -                                                                        (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE     Class B     Seeks to achieve long-term growth of         .   AllianceBernstein  (check mark)
  CAP VALUE/(+)/                   capital with an emphasis on risk-adjusted        L.P.
                                   returns and managing volatility in the       .   AXA Equitable
                                   Portfolio.                                       Funds Management
                                                                                    Group, LLC
                                                                                .   Institutional
                                                                                    Capital LLC
                                                                                .   MFS Investment
                                                                                    Management
--------------------------------------------------------------------------------------------------------------------
TARGET 2015            Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                       consistent with its asset mix. Total return      Funds Management
                                   includes capital growth and income.              Group, LLC
--------------------------------------------------------------------------------------------------------------------
TARGET 2025            Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                       consistent with its asset mix. Total return      Funds Management
                                   includes capital growth and income.              Group, LLC
--------------------------------------------------------------------------------------------------------------------
TARGET 2035            Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                       consistent with its asset mix. Total return      Funds Management
                                   includes capital growth and income.              Group, LLC
--------------------------------------------------------------------------------------------------------------------
TARGET 2045            Class B     Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                       consistent with its asset mix. Total return      Funds Management
                                   includes capital growth and income.              Group, LLC
--------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT MANAGER     AXA
 EQ ADVISORS TRUST -                                                          (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL     Class IB    Seeks to achieve long-term total return    .   AXA Equitable      (check mark)
  CAP VALUE MANAGED                with an emphasis on risk-adjusted returns      Funds Management
  VOLATILITY/(4)/                  and managing volatility in the Portfolio.      Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Franklin Advisory
                                                                                  Services, LLC
------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY      Class IB    Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  MANAGED                          appreciation with an emphasis on risk-         Funds Management
  VOLATILITY/(5)/                  adjusted returns and managing volatility       Group, LLC
                                   in the Portfolio.                          .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Morgan Stanley
                                                                                  Investment
                                                                                  Management Inc.
                                                                              .   OppenheimerFunds,
                                                                                  Inc.
------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL      Class IB    Seeks to achieve long-term growth of       .   AXA Equitable      (check mark)
  CORE MANAGED                     capital with an emphasis on risk-adjusted      Funds Management
  VOLATILITY/(6)/                  returns and managing volatility in the         Group, LLC
                                   Portfolio.                                 .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   EARNEST Partners,
                                                                                  LLC
                                                                              .   Massachusetts
                                                                                  Financial
                                                                                  Services Company
                                                                                  d/b/a MFS
                                                                                  Investment
                                                                                  Management
                                                                              .   Hirayama
                                                                                  Investments, LLC
                                                                              .   WHV Investment
                                                                                  Management
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER     AXA
 EQ ADVISORS TRUST -                                                           (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME/(*)/   SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL       Class IB    Seeks to provide current income and long-  .   AXA Equitable      (check mark)
  VALUE MANAGED                     term growth of income, accompanied by          Funds Management
  VOLATILITY/(7)/                   growth of capital with an emphasis on          Group, LLC
                                    risk-adjusted returns and managing         .   BlackRock
                                    volatility in the Portfolio.                   Investment
                                                                                   Management, LLC
                                                                               .   Northern Cross,
                                                                                   LLC
-------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE      Class IB    Seeks to achieve long-term growth of       .   AXA Equitable      (check mark)
  MANAGED                           capital with an emphasis on risk-adjusted      Funds Management
  VOLATILITY/(8)/                   returns and managing volatility in the         Group, LLC
                                    Portfolio.                                 .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Capital Guardian
                                                                                   Trust Company
                                                                               .   Institutional
                                                                                   Capital LLC
                                                                               .   Thornburg
                                                                                   Investment
                                                                                   Management, Inc.
-------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP           Class IB    Seeks to provide long-term capital growth  .   AXA Equitable      (check mark)
  GROWTH MANAGED                    with an emphasis on risk-adjusted returns      Funds Management
  VOLATILITY/(9)/                   and managing volatility in the Portfolio.      Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Marsico Capital
                                                                                   Management, LLC
                                                                               .   T. Rowe Price
                                                                                   Associates, Inc.
                                                                               .   Wells Capital
                                                                                   Management, Inc.
-------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE     Class IA    Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  MANAGED                           capital with an emphasis on risk-adjusted      L.P.
  VOLATILITY/(10)/                  returns and managing volatility in the     .   AXA Equitable
                                    Portfolio.                                     Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE       Class IB    Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  MANAGED                           appreciation with an emphasis on risk          Funds Management
  VOLATILITY/(11)/                  adjusted returns and managing volatility       Group, LLC
                                    in the Portfolio.                          .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Diamond Hill
                                                                                   Capital
                                                                                   Management, Inc.
                                                                               .   Wellington
                                                                                   Management
                                                                                   Company, LLP
-------------------------------------------------------------------------------------------------------------------
                        Class IA    Seeks to achieve long-term growth of       .   AllianceBernstein
  EQ/ALLIANCEBERNSTEIN              capital.                                       L.P.
  SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER     AXA
 EQ ADVISORS TRUST -                                                           (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Class IB    Seeks to achieve capital appreciation and   .   BlackRock
  VALUE EQUITY                     secondarily, income.                            Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Class IB    Seeks a combination of growth and           .   Boston Advisors,
  EQUITY INCOME                    income to achieve an above-average and          LLC
                                   consistent total return.
-------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY    Class IB    Seeks to achieve long-term capital          .   Calvert
  RESPONSIBLE                      appreciation.                                   Investment
                                                                                   Management Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Class IB    Seeks to achieve long-term growth of        .   Capital Guardian
  RESEARCH                         capital.                                        Trust Company
-------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Class IA    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                            expenses that approximates the total            L.P.
                                   return performance of the Russell 3000
                                   Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the Russell 3000 Index.
-------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX     Class IB    Seeks to achieve a total return before      .   AXA Equitable
                                   expenses that approximates the total            Funds Management
                                   return performance of the Barclays              Group, LLC
                                   Intermediate U.S. Government/Credit         .   SSgA Funds
                                   Index, including reinvestment of                Management, Inc.
                                   dividends, at a risk level consistent with
                                   that of the Barclays Intermediate U.S.
                                   Government/Credit Index.
-------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK      Class IB    Seeks to achieve long-term growth of        .   Davis Selected
  VENTURE/(+)/                     capital.                                        Advisers, L.P.
-------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX    Class IA    Seeks to achieve a total return before      .   AllianceBernstein
                                   expenses that approximates the total            L.P.
                                   return performance of the S&P 500 Index,
                                   including reinvestment of dividends, at a
                                   risk level consistent with that of the S&P
                                   500 Index.
-------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH       Class IB    Seeks to achieve long-term growth of        .   AXA Equitable
  PLUS/(+)/                        capital with an emphasis on risk-adjusted       Funds Management
                                   returns and managing volatility in the          Group, LLC
                                   Portfolio.                                  .   BlackRock Capital  (check mark)
                                                                                   Management, Inc.
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL         Class IB    Seeks to maximize capital appreciation.     .   GAMCO Asset
  COMPANY VALUE                                                                    Management, Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS    Class IB    Seeks to achieve capital growth and         .   AXA Equitable
                                   current income.                                 Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   First
                                                                                   International
                                                                                   Advisors, LLC
                                                                               .   Wells Capital
                                                                                   Management, Inc.
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER     AXA
 EQ ADVISORS TRUST -                                                           (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE        Class IA    Seeks to achieve a total return before      .   AXA Equitable
  GOVERNMENT BOND                  expenses that approximates the total            Funds Management
                                   return performance of the Barclays              Group, LLC
                                   Intermediate U.S. Government Bond           .   SSgA Funds
                                   Index, including reinvestment of                Management, Inc.
                                   dividends, at a risk level consistent with
                                   that of the Barclays Intermediate U.S.
                                   Government Bond Index.
-----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IA    Seeks to achieve a total return (before     .   AllianceBernstein
  EQUITY INDEX                     expenses) that approximates the total           L.P.
                                   return performance of a composite index
                                   comprised of 40% DJ EURO STOXX 50
                                   Index, 25% FTSE 100 Index, 25% TOPIX
                                   Index, and 10% S&P/ASX 200 Index,
                                   including reinvestment of dividends, at a
                                   risk level consistent with that of the
                                   composite index.
-----------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK    Class IB    Seeks to achieve capital growth and         .   Invesco Advisers,
                                   income.                                         Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE      Class IB    Seeks to achieve long-term capital          .   J.P. Morgan
  OPPORTUNITIES                    appreciation.                                   Investment
                                                                                   Management Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH    Class IB    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                            expenses that approximates the total            L.P.
                                   return performance of the Russell 1000
                                   Growth Index, including reinvestment of
                                   dividends at a risk level consistent with
                                   that of the Russell 1000 Growth Index.
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE     Class IB    Seeks to achieve a total return before      .   SSgA Funds
  INDEX                            expenses that approximates the total            Management, Inc.
                                   return performance of the Russell 1000
                                   Value Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the Russell 1000 Value Index.
-----------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT         Class IB    Seeks to achieve capital appreciation and   .   Lord, Abbett &
  LARGE CAP                        growth of income with reasonable risk.          Co. LLC
  CORE/(+)/
-----------------------------------------------------------------------------------------------------------------
EQ/MFS                 Class IB    Seeks to achieve capital appreciation.      .   Massachusetts
  INTERNATIONAL                                                                    Financial
  GROWTH                                                                           Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX       Class IB    Seeks to achieve a total return before      .   SSgA Funds
                                   expenses that approximates the total            Management, Inc.
                                   return performance of the S&P Mid Cap
                                   400 Index, including reinvestment of
                                   dividends, at a risk level consistent with
                                   that of the S&P Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET        Class IA    Seeks to obtain a high level of current     .   The Dreyfus
                                   income, preserve its assets and maintain        Corporation
                                   liquidity.
-----------------------------------------------------------------------------------------------------------------
EQ/MONTAG &            Class IB    Seeks to achieve capital appreciation.      .   Montag &
  CALDWELL GROWTH                                                                  Caldwell, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY      Class IB    Seeks to achieve capital growth.            .   Morgan Stanley
  MID CAP GROWTH                                                                   Investment
                                                                                   Management Inc.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER     AXA
 EQ ADVISORS TRUST -                                                           (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA         Class IB    Seeks to generate a return in excess of     .   Pacific
  SHORT BOND                       traditional money market products while         Investment
                                   maintaining an emphasis on preservation         Management
                                   of capital and liquidity.                       Company LLC
-----------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS   Class IA    Seeks to achieve high current income        .   AllianceBernstein
                                   consistent with moderate risk to capital.       L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY       Class IB    Seeks to replicate as closely as possible   .   AllianceBernstein
  INDEX                            (before expenses) the total return of the       L.P.
                                   Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE       Class IB    Seeks to achieve long-term capital          .   T. Rowe Price
  GROWTH STOCK                     appreciation and secondarily, income.           Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND      Class IB    Seeks to achieve total return through       .   UBS Global Asset
  INCOME                           capital appreciation with income as a           Management
                                   secondary consideration.                        (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO         Class IB    Seeks to achieve long-term capital growth.  .   Wells Capital
  OMEGA GROWTH                                                                     Management, Inc.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein
  AGGRESSIVE                       capital./(+++)/                                 L.P.
  EQUITY/(++)/                                                                 .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   ClearBridge
                                                                                   Investments, LLC
                                                                               .   Marsico Capital
                                                                                   Management, LLC
                                                                               .   Scotia
                                                                                   Institutional
                                                                                   Asset Management
                                                                                   US, Ltd.
                                                                               .   T. Rowe Price
                                                                                   Associates, Inc.
                                                                               .   Westfield Capital
                                                                                   Management
                                                                                   Company, L.P.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE      Class IB    Seeks to achieve a balance of high current  .   AXA Equitable
  BOND/(++)/                       income and capital appreciation,                Funds Management
                                   consistent with a prudent level of risk.        Group, LLC
                                                                               .   BlackRock
                                                                                   Financial
                                                                                   Management, Inc.
                                                                               .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company LLC
                                                                               .   SSgA Funds
                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
                                                                         INVESTMENT MANAGER     AXA
 EQ ADVISORS TRUST -                                                     (OR SUB-ADVISER(S),    VOLATILITY
 PORTFOLIO NAME/(*)/  SHARE CLASS  OBJECTIVE                             AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of  .   AllianceBernstein
  CAP GROWTH/(++)/                 capital./(+++)/                           L.P.
                                                                         .   AXA Equitable
                                                                             Funds Management
                                                                             Group, LLC
                                                                         .   BlackRock
                                                                             Investment
                                                                             Management, LLC
                                                                         .   Franklin
                                                                             Advisers, Inc.
                                                                         .   Wellington
                                                                             Management
                                                                             Company, LLP
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of  .   AXA Equitable
  CAP VALUE/(++)/                  capital./(+++)/                           Funds Management
                                                                             Group, LLC
                                                                         .   BlackRock
                                                                             Investment
                                                                             Management, LLC
                                                                         .   Diamond Hill
                                                                             Capital
                                                                             Management, Inc.
                                                                         .   Knightsbridge
                                                                             Asset Management,
                                                                             LLC
                                                                         .   Lord, Abbett &
                                                                             Co. LLC
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IB    Seeks to achieve long-term growth of  .   Allianz Global
  TECHNOLOGY/(++)/                 capital.                                  Investors US LLC
                                                                         .   AXA Equitable
                                                                             Funds Management
                                                                             Group, LLC
                                                                         .   SSgA Funds
                                                                             Management, Inc.
                                                                         .   Wellington
                                                                             Management
                                                                             Company, LLP
-----------------------------------------------------------------------------------------------------------




(*)This information reflects the variable investment option's name change effective on or about June 13, 2014, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about June 13, 2014. The number in the ''FN'' column corresponds with the number contained in the table above.



----------------------------------------------------------
 FN   VARIABLE INVESTMENT OPTION NAME UNTIL JUNE 13, 2014
----------------------------------------------------------
(1)          Multimanager Multi-Sector Bond
----------------------------------------------------------
(2)          Multimanager Small Cap Growth
----------------------------------------------------------
(3)          Multimanager Small Cap Value
----------------------------------------------------------
(4)          EQ/AXA Franklin Small Cap Value Core
----------------------------------------------------------
(5)          EQ/Global Multi-Sector Equity
----------------------------------------------------------
(6)          EQ/International Core PLUS
----------------------------------------------------------
(7)          EQ/International Value PLUS
----------------------------------------------------------
(8)          EQ/Large Cap Core PLUS
----------------------------------------------------------
(9)          EQ/Large Cap Growth PLUS
----------------------------------------------------------
(10)         EQ/Large Cap Value PLUS
----------------------------------------------------------
(11)         EQ/Mid Cap Value PLUS
----------------------------------------------------------





(+)This portfolio will be involved in a planned merger effective on or about
   June 13, 2014 and June 20, 2014, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. For more information about these portfolio mergers, please contact our customer service representative.

                        CONTRACT FEATURES AND BENEFITS

                          EFFECTIVE JUNE 13, 2014

-------------------------------------------------------------------------------
 REPLACED OPTIONS                       SURVIVING OPTIONS
-------------------------------------------------------------------------------
EQ/Davis New York Venture               EQ/Invesco Comstock
-------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core           EQ/Invesco Comstock
-------------------------------------------------------------------------------
Multimanager International Equity       AXA International Core Managed
                                        Volatility++
-------------------------------------------------------------------------------
Multimanager Large Cap Value            AXA Large Cap Value Managed
                                        Volatility++
-------------------------------------------------------------------------------
                          EFFECTIVE JUNE 20, 2014

-------------------------------------------------------------------------------
 REPLACED OPTIONS                       SURVIVING OPTIONS
-------------------------------------------------------------------------------
EQ/Equity Growth PLUS                   AXA Large Cap Growth Managed
                                        Volatility++
-------------------------------------------------------------------------------
Multimanager Large Cap Core Equity      AXA Large Cap Core Managed
                                        Volatility++
-------------------------------------------------------------------------------


   ++ New fund name

(++)This portfolio will be reorganized as a portfolio of EQ Advisors Trust
    ("Trust") on or about June 13, 2014, subject to regulatory and shareholder approval.
(+++)On or about April 30, 2014, the investment objective changed from "Seeks to achieve long-term growth of capital with an emphasis on risk adjusted returns and managing volatility in the portfolio" to "Seeks to achieve long-term growth of capital." Accordingly, this portfolio no longer utilizes the AXA volatility management strategy.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective annual interest rates, but before deduction of annual administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

For the MOMENTUMSM program, we set quarterly "current" rates. The current rate applies to the entire amount you have in the guaranteed interest option during the calendar quarter for which it is declared. This calendar quarter is referred to as the "interest guarantee period." We may change the duration of future interest guarantee periods, but no interest guarantee period will exceed one year. We may assign different current rates based on when we receive contributions. We may assign different current and yearly guaranteed rates to different plans based upon when the plan became enrolled in the MOMENTUMSM program.

A plan will be considered enrolled in the MOMENTUMSM program as of the earliest participation date that applies to a participant in that plan. All participants within the same plan will be subject to the same interest rates. Plans that converted from our EQUI-VEST(R) Corporate Trusteed contract to MOMENTUMSM will be considered in the same group of participants or class, regardless of the date of the plan's enrollment under EQUI-VEST(R).


The yearly guaranteed interest rate is 3% for 2014 (4% for participants in plans that converted to MOMENTUMSM from our EQUI-VEST(R) Corporate Trusteed contract). The yearly guaranteed interest rate will never be less than the minimum contract guarantee of 3%, or 4% for participants in plans that converted to MOMENTUMSM from our EQUI-VEST(R) Corporate Trusteed contract. Current rates will never be less than the yearly guaranteed interest rate. At least 15 days before the beginning of a calendar year, we will notify you in writing of the guaranteed interest rate for the next year.


SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time. Selections are made at the time of application, but may be changed subject to our rules in effect at the time.


If any one of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, Multimanager Core Bond, Charter/SM/ Multi-Sector Bond, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, EQ/Global Bond PLUS, EQ/Core Bond Index or EQ/PIMCO Ultra Short Bond options is chosen, the EQ/Money Market option must also be selected. Also, if the guaranteed interest option and any of the above-listed options are selected, certain restrictions may apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options" later in this prospectus. Lastly, if none of the above-listed investment options is selected, the guaranteed interest option as an investment option must be elected as a funding option.


See Appendix I at the end of this prospectus for information regarding investment choices available under "Original certificates."

ALLOCATING YOUR CONTRIBUTIONS

If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will provide the allocation percentages. In trustee-directed plans, the plan trustee will provide the percentages. Allocation percentages that are provided will be used for all contribution sources (employee and employer). Contributions from participants in plans using the Save 1-2-3 program are allocated automatically to the default investment option specified by the employer or plan trustee, until the participant provides alternate allocation instructions.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

You, as a participant, should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner a participant can use the VRU or Internet access to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

If a partial or full withdrawal is made, or if the contract owner terminates a plan's participation in the MOMENTUMSM program, participant retirement account values will be reduced by any withdrawal charge that applies.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:

(i)increased to reflect subsequent contributions,

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges),

(iii)decreased to reflect a loan or increased to reflect a loan repayment, or

(iv)increased to reflect a transfer into or decreased to reflect a transfer out of an investment option.

In addition, when we deduct the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

The value in the guaranteed interest option at any time will equal: contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans and transfers out of the option, and the charges we deduct.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the MOMENTUMSM contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Automatic asset rebalancing for participant retirement account values" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.

You may make transfer requests by filing a request form to transfer with your employer or plan trustee to be forwarded to our processing office. You can also use our VRU or Internet access systems to make transfers among the investment options if your employer has adopted the system and authorized its use.


If your employer elects to fund your plan with the guaranteed interest option and any of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, Multimanager Core Bond, Charter/SM/ Multi-Sector Bond, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, EQ/Global Bond PLUS, EQ/Core Bond Index, EQ/Money Market or EQ/PIMCO Ultra Short Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a "transfer period" is the greater of (i) and (ii) below, or, if greater, (iii) if applicable.


(i)25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter.

(ii)the total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.

(iii)If the employer or plan trustee, as applicable, has made an allocation to the guaranteed interest option on your behalf as a result of the mass transfer of assets to the MOMENTUM contract from another funding vehicle, you may transfer, for the "transfer period" in which the allocation occurred, up to 25% of the amount held in the guaranteed interest option on your behalf as of the date of the allocation.

We will not permit transfers between the guaranteed interest option and the other investment option (i) after we receive a request for a withdrawal from the guaranteed interest option in connection with a contract termination, or
(ii) for 90 days after we receive notice of a plan termination (except for transfers already being made under an automatic transfer option). After the end of the 90 days described in (ii), the transfer limitation described above will go into effect for transfers where your employer's plan is funded with any of the investment options included in that description. If your employer's plan is not funded with any of such investment options, then at the end of the 90 days described in (ii), the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a "transfer period" is 25% of the amount you had in the guaranteed investment option as of the last day of such 90 day period.

From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

--------------------------------------------------------------------------------
A TRANSFER PERIOD IS THE CALENDAR QUARTER IN WHICH THE TRANSFER REQUEST IS MADE AND THE PRECEDING THREE CALENDAR QUARTERS.
--------------------------------------------------------------------------------

Generally, this means that unless (iii) above applies, new participants will not be able to transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.

See Appendix I at the end of this prospectus for transfer restrictions under "Original certificates."

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.

We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time. Our current transfer restrictions are set forth in the "Disruptive transfer activity" in section below.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract owner/participant is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/ participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/ participants. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner/ participant.

Contract owners/participants should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/ participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES

Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options and the guaranteed interest option which your employer has

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS selected for your plan. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form telling us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually or annually).

While your rebalancing program is in effect, we will transfer amounts among each investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Please note that the allocation percentages used for this program will also be used as your allocation percentages for future contributions.

--------------------------------------------------------------------------------
REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL AND/OR FINANCIAL ADVISER BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option, which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59 1/2), federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information" later in this prospectus.

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, as fully explained in "Charges and expenses" later in this prospectus.

While you have a loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value.

INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semiannual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected, then installment payments will be made on the first day of the month.

Installment payments may be elected under the MOMENTUMSMcontract if a participant's:

..   plan (which must be either a full service or basic recordkeeping plan as described under "Plan recordkeeping services" later in this prospectus) permits it and the contract owner elects to make this option available to participants;

..   retirement account value is not subject to a withdrawal charge, as fully explained in "Charges and expenses" later in this prospectus; and

..   account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Code.

Once elected, installment payments shall continue until the retirement account vehicle is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.

FORFEITURES

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Plan and Trust, the Pooled Trust and the Governmental Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the plan "default option." The default option is the EQ/Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.

See Appendix I at the end of this prospectus for the default option under "Original certificates."

Ex-participants returning to active service would have their forfeiture account returned to them as a contribution account as their plan permits. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.

PLAN LOANS

The contract permits your employer, or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or IRS pre-approved plan document depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUMSM program may also transfer outstanding plan loans to the contract. We call these "takeover loans." We will allocate repayments of loans to the investment option elected on the takeover loan form.

Effective January 1, 2002, plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.

                             ACCESSING YOUR MONEY

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loan. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. See "Additional loan provisions" in the SAI and "Tax information" later in this prospectus.

While you have a plan loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value. See "Plan loan charges" under "Charges and expenses" later in this prospectus for a description of charges associated with plan loans.

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. PARTICIPANTS SHOULD SEND PLAN LOAN REPAYMENTS TO THE PLAN ADMINISTRATOR AND NOT TO AXA EQUITABLE. All plan loan payments made by the plan administrator to us must be made by ACH transfers, check or wire transfer subject to the same rules for contributions. See "How contributions can be made" earlier in this prospectus.

If permitted by the plan, you may prepay a plan loan in whole or in part at any time by using a certified check or money order. No personal checks are accepted. We will apply any payments we receive to interest first, and principal second. Plan loan repayments will be allocated to the investment options according to instructions we receive on the loan request form.

A plan loan will be considered in default if:

..   we do not receive the amount of any scheduled repayment within 90 days of its due date,

..   the participant dies, or

..   participation under the contract terminates and the plan does not allow for repayment after separation from service.

We may treat the plan loan principal as a withdrawal subject to the withdrawal charge.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to an annuity payout option, payment of a death benefit or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.

YOUR ANNUITY PAYOUT OPTIONS

When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Code, MOMENTUMSM offers you several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan. The distribution will be in the form of a life annuity or another form offered by us at the time. We reserve the right to remove or change these annuity payout options, other than the life annuity, or to add another payout option at any time.

------------------------------------------------------------
Fixed Annuity Payout               .   Life annuity
  Options                          .   Life annuity with
                                       period certain
                                   .   Life annuity with
                                       refund certain
                                   .   Period certain
                                       annuity
                                   .   Qualified joint and
                                       survivor life
------------------------------------------------------------
Variable Immediate Annuity         .   Life annuity (not
  payout options (as described in      available in
  a separate prospectus for this   .   New York)
  option)                          .   Life annuity with
                                       period certain
                                   .   Qualified joint and
                                       survivor life
------------------------------------------------------------

ANNUITY PAYOUT OPTIONS

A participant can choose from among the following annuity payout options:

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.

                             ACCESSING YOUR MONEY

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the end of a selected period of time ("period certain"), provides payments to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the participant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. The guarantee period may not exceed a participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.

..   QUALIFIED JOINT AND SURVIVOR LIFE ANNUITY: An annuity that guarantees lifetime income to a participant and, after a participant's death, continuation of income to their surviving spouse. Generally, unless married participants elect otherwise with the written consent of the participant's spouse, this will be the normal form of annuity payment for plans such as the Plan and Trust.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse. We offer other payout options not outlined here. AXA Equitable's financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

The MOMENTUMSM contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, the retirement account value used to purchase the annuity must be at least $3,500. You, the participant, choose whether these payments will be either fixed or variable. Once you have selected a payout option and payments have begun, no change can be made.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen; and

(3)in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

--------------------------------------------------------------------------------
YOU, THE PARTICIPANT, ARE THE ANNUITANT (OR MEASURING LIFE) FOR DETERMINING PAYMENTS.
--------------------------------------------------------------------------------

MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70 1/2

Under federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calendar year in which the participant reaches age 70 1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70 1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If you, the participant, take less than the required minimum distribution in any year, you could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).

AUTOMATIC MINIMUM WITHDRAWAL OPTION

The "automatic minimum withdrawal option" is a payment option we designed to help you, the participant, meet the lifetime required minimum distributions under federal income tax rules. If you elect the automatic minimum withdrawal option, we will withdraw the amount that the federal income tax rules require you to withdraw from your retirement account value. We calculate the amount to be withdrawn under this option based on the information you give us, the various choices you make and certain assumptions. We assume that the funds you hold under your certificate are the only funds subject to the required minimum distributions. We are not responsible for errors that result from inaccuracies of information you provide. We describe the choices you can make in the SAI.

You may elect the automatic minimum withdrawal option if you, the participant, are at least age 70 1/2 and have a retirement account value of at least $3,500. You can elect the automatic minimum withdrawal option by filing the proper election form with your employer.

You may discontinue the automatic minimum withdrawals program at any time, upon notice to us. Generally, electing this option does not restrict you from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if you have an outstanding loan.

The minimum amount that you may receive under this option is $300, or your retirement account value, whichever is less. We will also deduct any withdrawal charges that apply.

                             ACCESSING YOUR MONEY

5. The MOMENTUMSM program

--------------------------------------------------------------------------------

This section explains the MOMENTUMSM Program in further detail. It is intended for employers who wish to enroll in the MOMENTUMSM Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUMSM Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUMSM Program (other than the variable investment options) such as the Plan and Trust, the Pooled Trust, Governmental Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUMSM Program.

The MOMENTUMSM program offers, according to the terms of either the Plan and Trust, the Pooled Trust or the Governmental Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A qualified retirement plan provides for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified retirement plan meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUMSM contract is a suitable funding vehicle for your qualified retirement plan. You should read this prospectus and the MOMENTUMSM contract before entering into the contract.

PLAN AND TRUST

As an employer, subject to AXA Equitable's underwriting requirements, you can use the MOMENTUMSM program to adopt the Plan and Trust, in which case the Trust will be the sole funding vehicle for your plan. The Trust is funded by the MOMENTUMSM contract.

The Plan and Trust consists of IRS pre-approved defined contribution plans, all of which use the same basic plan document. They include:

..   a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the (Code)); and

..   a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The plans are all participant-directed. That means the plan participants choose which variable investment options to use for the investment of their plan accounts from those options selected by the plan. The plans are designed to meet the requirements of Section 404(c) under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). However, as an employer, you are responsible for making sure the variable investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") regulation under
Section 404(c). See "Certain rules applicable to plans designed to comply with
Section 404(c) of ERISA" under "Tax information" later in this prospectus.

If you adopt the Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Plan and Trust.

POOLED TRUST

If you want to use your own individually designed or a prototype qualified defined contribution plan, you may adopt the Pooled Trust as a funding vehicle. The Pooled Trust is for investment only. You may use it as your plan's only funding vehicle or in addition to other funding vehicles. The same group variable annuity contract (i.e., the MOMENTUMSM contract) is used under the Pooled Trust and the Plan and Trust.

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you adopt the Pooled Trust, only the basic plan recordkeeping option is available. However, we may offer to perform additional plan record-keeping services for an additional charge. We will provide such services according to the terms of a written service agreement between us and the plan trustee.

GOVERNMENTAL TRUST

The Governmental Trust is available for qualified defined contribution government plans described in Section 414(d) of the Code ("Section 414(d)"). A governmental unit which is a State, a political subdivision of a State or any agency or instrumentality of a State must adopt a Section 414(d) plan and sign a participation agreement with us. If you adopt the Governmental Trust, only the basic plan recordkeeping option is available. We will provide such services according to the terms of a written service agreement between us and the plan trustee.

TRUSTEE


Reliance Trust Company currently is the trustee under both the Pooled Trust and the Plan and Trust. The Plan and Trust and the Pooled Trust will not be available in certain states where the Momentum/SM/ contract may only be issued directly to the employer or plan trustee. Employers will not be able to use our full-service plan recordkeeping option in those states.

Reliance Trust Company currently is the trustee of the Governmental Plan's Trust. Employers using the Governmental Plan's Trust will not be able to use our full-service plan.

The sole responsibility of Reliance Trust Company is to serve as a party to the Momentum/SM/ contract. Neither has any responsibility for the administration of the Momentum/SM/ program or for any distributions or duties under the Momentum/SM/ contract.

                            THE MOMENTUMSM PROGRAM

EMPLOYER'S RESPONSIBILITIES

If you elect the full-service recordkeeping option, your responsibilities relating to the administration and qualification of your plan will include:

..   sending us contributions at the proper time;

..   determining the amount of all contributions for each participant;

..   maintaining all personnel records necessary for administering your plan;

..   determining who is eligible to receive benefits;

..   forwarding all forms to us that the employees are required to submit;

..   arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

..   arranging to have our prospectuses distributed;

..   filing an annual information return for your plan with the IRS, if required;

..   providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

..   selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

..   meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of your plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or an IRS pre-approved plan already have most of these responsibilities; therefore, adopting the Pooled Trust or Governmental Trust will not increase such responsibilities.

ADOPTING THE MOMENTUMSM PROGRAM

To adopt the Plan and Trust, you, as the employer, must complete and sign a participation agreement, and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. To adopt the Governmental Trust, the employer must execute the Governmental Trust participation agreement.

Your financial professional can help you complete the participation agreement and the application for the MOMENTUMSM contract. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUMSM contract. We reserve the right to amend the MOMENTUMSM contract without the consent of any other person to comply with any laws and regulations that may apply.

Return your completed Pooled Trust or Governmental Trust participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the MOMENTUMSM contract.

                            THE MOMENTUMSM PROGRAM

6. Plan recordkeeping services

--------------------------------------------------------------------------------


We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Plan and Trust.

BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

..   accounting by participant;

..   accounting by source of contributions;

..   plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

..   provision of annual Form 5500 Schedule A report information for use in the plan's annual Form 5500 report to DOL;

..   plan loan processing, if applicable; and

..   1099-R for defaulted loans.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with AXA Equitable. The written agreement specifies the fees for this service.

FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

..   Plan and Trust documents approved by the IRS;

..   assistance in interpreting the Plan and Trust, including plan installation and ongoing administrative support;

..   assistance in annual reporting with the IRS and the DOL;

..   performance of vesting calculations;

..   performance of special nondiscrimination tests applicable to Code
    Section 401(k) plans;

..   tracking of hardship withdrawal amounts in Code Section 401(k) plans;

..   direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS; and

..   1099-R for defaulted loans.

Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.

                          PLAN RECORDKEEPING SERVICES

7. Charges and expenses


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

..   A mortality and expense risks charge

..   An expense charge

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

..   A quarterly administrative charge.

..   A withdrawal charge when you make certain withdrawals.

..   A loan set-up charge when a plan loan is made.

..   A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

..   Charges at the time annuity payments begin -- charges for state premium and other applicable taxes.

We also bill the employer directly an annual charge for plan record-keeping services. More information about these charges appears below.

CHARGES UNDER THE CONTRACT

CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.49% for the EQ/Money Market and EQ/Common Stock Index variable investment options, of which 0.65% is for mortality risks and expense risks and 0.84% is for other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.34% for all other variable investment options, of which 0.50% is for mortality risks and expense risks and 0.84% is for other expenses (0.60% of the charge for other expenses is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the quarterly administrative charges described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contract).

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 ($30 annually) or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option and the guaranteed interest option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How We Deduct The MOMENTUMSM Quarterly Administrative Charge" in the SAI.

There is currently no charge for any calendar quarter in which the retirement account value plus any active loan is at least $25,000 as of the last business day of that quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase. We may also reduce this charge under certain circumstances. See "Charge reductions under special circumstances" in this section.

You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 11 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.

CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. The $300 charge is not imposed on plans that converted to the MOMENTUMSM contract from our EQUI-VEST(R) Corporate Trusteed contract. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We charge a $25 checkwriting fee for each check drawn under this service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.

WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in selling the contract.

A withdrawal charge may apply in three circumstances:

(1)withdrawals in excess of the 10% free withdrawal amount during a participation year,

(2)upon a full withdrawal of a participant's retirement account value, or

(3)termination of the MOMENTUMSM contract.

                             CHARGES AND EXPENSES

In order to give the exact dollar amount of the withdrawal request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations or full withdrawals, we will pay the plan the greater of the following up to a maximum of the retirement account value:

..   the retirement account value after any withdrawal charge has been imposed,
    or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn minus any active loan plus 94% of (a) the remaining retirement account value, and (b) any active loan, minus (c) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested for the longest period as having been withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. Active loans do not include take-over loans for this purpose.

The withdrawal charge does not apply in the circumstances described below, under "We will waive the withdrawal charge if:".

10% FREE WITHDRAWAL AMOUNT. Subject to plan provisions and contract owner authorization each participation year, no withdrawal charge will be applied in which the amount withdrawn is less than or equal to 10% of the participant's retirement account value (including loans) at the time the withdrawal is requested, minus any amount previously withdrawn during that participation year (including any defaulted loan amounts and forfeited amounts). This 10% portion is called the free withdrawal amount.

If you, as the employer, have transferred your plan assets to the MOMENTUMSM program from another qualified plan and we have not yet received from you the allocation of values among participants, we will treat the total amount we hold as one retirement account value. Withdrawals from this retirement account value will not have the benefit of a free withdrawal amount. However, once the amount we hold is allocated among the various participants, withdrawals will have the benefit of the free withdrawal amount.

FORFEITED RETIREMENT ACCOUNT VALUE. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. We will waive the balance of the withdrawal charge at that time. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the MOMENTUMSM contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.

WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

..   the amount withdrawn is applied to the election of a life annuity payout option;

..   you, the participant, die;

..   you, the participant, have been a participant for at least five participation years and are at least age 59 1/2;

..   you, the participant, are at least age 59 1/2 and have separated from service (regardless of the number of participation years);

..   the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

..   the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

..   the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such mistake of fact contributions were made and any earnings that apply to such contributions are not included in such withdrawal;

..   The amount withdrawn is a request for a refund of contributions made due to an automatic investment, provided the withdrawal is made within 90 days of the date of the participant's initial contribution pursuant to the terms of the Code.

..   the amount withdrawn is a request for a refund of contributions disallowed as a deduction by the employer for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance of the deduction has occurred and no earnings attributable to such contributions are included in such withdrawal; or

..   the amount withdrawn is a withdrawal for disability as defined in
    Section 72(m) of the Code.

There is no withdrawal charge on conversions from an EQUI-VEST(R) Corporate Trusteed contract to a MOMENTUMSM contract. For participants in plans that converted to MOMENTUMSM from our EQUI-VEST(R) Corporate Trusteed contract, for purposes of the withdrawal charge, the contribution date is the same contribution date as under the EQUI-VEST(R) Corporate Trusteed contract relating to that participant. For example, if an EQUI-VEST(R) Corporate Trusteed contract was purchased on behalf of a participant on June 1, 1987 with a single $5,000 contribution, we will continue to treat the $5,000 contribution as made on June 1, 1987 under the MOMENTUMSM contract.

PLAN LOAN CHARGES

We will deduct a $25 charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has

                             CHARGES AND EXPENSES
neither been repaid nor considered distributed under Section 72(p) of the Code.

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per quarter record- keeping charge (but not the $25 set-up charge) will apply to takeover loans and to loans converted from EQUI-VEST(R) Corporate Trusteed contracts to MOMENTUMSM.

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

We will assess a withdrawal charge against any defaulted loan amount as described above under "Withdrawal charge."

LIMITATION ON CHARGES FOR CERTAIN VARIABLE INVESTMENT OPTIONS

Under the terms of the MOMENTUMSM contract, for the Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/AllianceBernstein Common Stock and EQ/Money Market options, the aggregate amount of the Separate Account A charges imposed for those options, and the charges for investment advisory fees and the direct operating expenses of the corresponding portfolios of the Trusts, may not exceed a total annual rate of 1.75% of the value of the assets held in those options for the MOMENTUMSM contract.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.

                             CHARGES AND EXPENSES

8. Payment of death benefit


--------------------------------------------------------------------------------

DEATH BENEFIT AMOUNT

In general, the death benefit is equal to the greater of:

..   the retirement account value, and

..   the "minimum death benefit."

The minimum death benefit equals all contributions made, less withdrawals of contributions (including loans that default upon death). For example, assume that a $1,000 contribution is made, and that the contribution earns $1,000 (for a balance of $2,000). A $1,500 withdrawal is then made, leaving a balance of $500. Assume that a new $500 contribution is subsequently made. If the participant subsequently dies, the minimum death benefit will be $500 because there was a $500 contribution that had not been withdrawn, borrowed or forfeited.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your retirement account value as of the date that your spouse's contract is issued, and (ii) the "minimum death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the participant dies while a loan is outstanding, the loan will automatically default and be subject to federal income tax as a plan distribution. We will treat this defaulted loan as a withdrawal for purposes of calculating the minimum death benefit. Defaulted takeover loans will not, however, be considered withdrawals for this purpose.

DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1)A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin by December 31 of the year following death, or

(2)if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to December 31 of the year the participant would have turned age 70 1/2.

If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.

Under the MOMENTUMSM contract, on the day we receive proof of death, we automatically transfer the participant's retirement account value to the default option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, a participant must have the employer send us a beneficiary designation form. In some cases, the spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information" later in this prospectus. We are not responsible for any beneficiary change request that we do not receive.

BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a)receive the death benefit in a single sum,

(b)apply the death benefit to an annuity payout option we offer,

(c)apply the death benefit to provide any other form of benefit payment we offer,

(d)have the death benefit directly rolled over to a new traditional inherited IRA established on behalf of the beneficiary in specified circumstances, or

(e)have the death benefit credited to an account under the MOMENTUMSM contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions.

If the beneficiary elects the last option then:

(1)the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules;

(2)we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account; and

(3)if the beneficiary dies prior to taking a distribution of his or her entire account, the beneficiary of the deceased beneficiary will be entitled to a death benefit as though the deceased beneficiary were a participant, based on the deceased beneficiary's initial account.

The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time, and federal income tax rules.

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                           PAYMENT OF DEATH BENEFIT

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9. Tax information



--------------------------------------------------------------------------------

OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

..   participation, vesting and funding;

..   nondiscrimination;

..   limits on contributions and benefits;

..   distributions;

..   penalties;

..   duties of fiduciaries;

..   prohibited transactions; and

..   withholding, reporting and disclosure.

IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE CODE AND ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies beginning in 2014 to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are directed at foreign entities, but presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments, beginning in 2014. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401 ("qualified plan"). You should be aware that using an annuity contract as the funding vehicle for a qualified plan does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of a guaranteed interest account and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and other tax qualified retirement arrangements such as IRAs. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUM contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase this annuity contract.

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                                TAX INFORMATION

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THE PROVISIONS OF THE CODE AND ERISA ARE HIGHLY COMPLEX. FOR COMPLETE
INFORMATION ON THESE PROVISIONS, AS WELL AS ALL OTHER FEDERAL, STATE, LOCAL AND OTHER TAX CONSIDERATIONS, QUALIFIED LEGAL AND TAX ADVISERS SHOULD BE CONSULTED.

TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for working owners and employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible, if not returned (with earnings allocable to the contribution) to the employer within two and a half months after the end of the plan year, are subject to a 10% penalty tax.


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $52,000 or 100% of the compensation or earned income for each participant. In 2014, the employer may not consider compensation in excess of $260,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.


A qualified plan may allow the participant to direct the employer to make contributions by entering into a salary reduction agreement with the employer under Section 401(k) of the Code ("elective deferrals"). The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1)reaching age 59 1/2,

(2)death,

(3)disability,

(4)certain business dispositions and plan terminations, or

(5)termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $17,500 in 2014 under all salary reduction arrangements with all employers in which the individual participates.

Participants who are at least age 50 at any time during 2014 can make an additional $5,500 of "catch-up" elective deferrals if their plan so permits.


Elective deferral contributions are generally made on a pre-tax basis. If the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions," which are made on an after-tax basis to the 401(k) arrangement.

Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.

A qualified plan (other than certain governmental plans to which non-discrimination rules do not apply) must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) feature is in the plan, which provides for employer matching contributions, employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $115,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."

Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature, which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to
(a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to non-discrimination testing on the salary deferral and matching contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing those contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is under $100, the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.

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                                TAX INFORMATION

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TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of a participant's retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, when a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.

DESIGNATED ROTH CONTRIBUTION ACCOUNT

Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. A nonqualified distribution from a designated Roth contribution account is treated as part return of basis, part earnings on pro rata basis.

If the after-tax contributions are in a "designated Roth account" under a 401(k) plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 401(k) plan.

"IN-PLAN" ROTH CONVERSIONS

If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

A recent tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. Although the transfer would be taxable, it is not clear that withdrawals would be permitted from the designated Roth account under the plan. Additional IRS guidance will be required to implement this provision.

INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.

INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be included in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) dies prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.

INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.

ELIGIBLE ROLLOVER DISTRIBUTIONS

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly (or by the individual within 60 days after receipt) to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity contract under Section 403(b) of the Code or an eligible governmental employer retirement plan under Section 457 of the Code. An employee's surviving spouse beneficiary may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity or an eligible governmental employer Section 457 plan under certain circumstances. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a qualified plan can be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

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                                TAX INFORMATION

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To the extent a distribution is rolled over, it remains tax deferred. However, see "In-plan Roth conversions" earlier in this section.

Distributions not rolled over directly are subject to 20% mandatory withholding and the distribution may be subject to the premature penalty tax. See "Federal income tax withholding" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

..   one of a series of substantially equal periodic payments made (not less frequently than annually):

   (a)for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or

   (b)for a specified period of ten years or more.

..   a hardship withdrawal;

..   any distribution to the extent that it is a required distribution under
    Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

..   certain corrective distributions in plans subject to Sections 401(k),
    401(m), or 402(g) of the Code;

..   loans that are treated as deemed distributions under Section 72(p) of the
    Code;

..   costs of life insurance protection for participants;

..   dividends paid on employer securities as described in Section 404(k) of the
    Code; and

..   a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

Amounts attributable to "designated Roth contributions" under a 401(k) plan may be rolled over to another designated Roth contribution separate account under a 401(k) plan or to a Roth IRA. They cannot be rolled over to a non-Roth after-tax contribution account under a 401(k) plan.

If there is a mandatory distribution provision in the employer's plan for certain small amounts, such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan. The specified exceptions are for:

(a)distributions made on account of the participant's death or disability;

(b)distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c)distributions due to separation from active service after age 55; and

(d)distributions used to pay certain extraordinary medical expenses.

FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another eligible retirement plan, including a qualified plan, an annuity contract under Section 403(b) of the Code, an eligible governmental employer plan under Section 457 of the Code or IRA (traditional or Roth). See the description in this section of "Eligible rollover distributions."

For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.

STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, a recipient may elect out of state income tax withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.

DISTRIBUTION REQUIREMENTS AND LIMITS

Distributions from qualified plans must be made according to rules in the Code and Treasury Regulations and the terms of the plan, and generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70 1/2 (or retires from service with the employer sponsoring the plan, if later). Five percent owners of qualified plans must commence minimum distributions after age 70 1/2 even if they are still working. Distributions can generally be made:

(1)in a lump sum payment,

(2)over the life of the participant,

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(3)over the joint lives of the participant and his or her designated beneficiary,

(4)over a period not extending beyond the life expectancy of the participant, or

(5)over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines. Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUM contracts because of the type of benefits provided under the contract.

Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.

If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death. An exception is if payments to a designated beneficiary begin by December 31 of the year following the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until December 31 of the year date that the participant would have attained age 70 1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

SPOUSAL REQUIREMENTS

In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

SPOUSAL STATUS


The determination of spousal status is made under applicable state law. While same-gender marriage or civil union spouses are afforded the same rights as married spouses under state law and while an employer's plan may provide for certain benefits, tax-related advantages are derived from federal tax law. State law does not and cannot alter federal law. In June 2013, the U.S. Supreme Court ruled that the portion of the federal Defense of Marriage Act that precluded same-sex marriages from being recognized for purposes of federal law was unconstitutional. The IRS adopted a rule recognizing the marriage of same-sex individuals validly entered into in a jurisdiction that authorizes same-sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The IRS also ruled that the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a "marriage" under the laws of that jurisdiction. Absent further guidance, we intend to administer the contract consistent with these rulings. Therefore, exercise of any spousal continuation right under a contract by an individual who does not meet the definition of "spouse" under federal law may have adverse tax consequences. If you are married to a same-sex spouse, you have all of the rights and privileges under the contract as someone married to an opposite sex spouse. Consult with a tax adviser for more information on this subject.


MANDATORY DISTRIBUTION

The Department of Labor has issued regulations providing for a "safe harbor" for the Code's requirement of the automatic rollover of mandatory distributions, which may include prior rollover contributions from retirement plans. Please consult your tax adviser regarding these rules.

CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

..   with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

..   in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

..   all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

..   the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. Also, for the purposes of calculating any subsequent loans which may be made under any

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   plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance;

..   only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

..   loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

..   each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

..   some plans provide that the participant's spouse must consent in writing to the loan; and

..   plan loans can be made to sole proprietors, partners and S Corporation owners under the same terms and conditions provided in the Code.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUMSM shall apply regardless of the plan administrator's guidelines.

IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax rules, AXA Equitable does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.

AXA Equitable is entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since AXA Equitable is the owner of the assets from which tax benefits may be derived.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make, and is responsible for the results of, his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUMSM program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).

                                TAX INFORMATION

10. More information


--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8)to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify MOMENTUMSM contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any retirement account value, annuity benefit or other accrued rights or benefits.

ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.


ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

                               MORE INFORMATION

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under the MOMENTUMSM contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day:

   -- after 4:00 p.m., Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Any new request to elect automatic asset rebalancing or a change to your existing election will be processed on the day indicated on the properly completed form. Rebalancing will not be done retroactively.

CONTRIBUTIONS AND TRANSFERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Transfers to or from variable investment options will be made at the value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trust, we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants or plan trustees, as applicable, the opportunity to instruct as how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, whichever applies, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote. One effect of proportional voting is that a small number of participants or plan trustees, as applicable, may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant or plan trustee approval, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as it applies.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

                               MORE INFORMATION

IRS DISQUALIFICATION

If a retirement plan funded by the MOMENTUMSM contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUMSM program and pay the participant, the plan trustee or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 528-0204.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors, LLC ("AXA Advisors"). AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable. AXA Advisors is under the common control of AXA Financial, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. It is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors is also a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Advisors based on contracts sold. AXA Equitable may also make additional payments to AXA Advisors. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to AXA Advisors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

                               MORE INFORMATION

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

                               MORE INFORMATION

Appendix I: Original certificates

--------------------------------------------------------------------------------

Original certificates are MOMENTUMSM certificates under which the MOMENTUMSM employer has not elected to add any new variable investment options. Therefore, only Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market variable investment options are available.

SELECTING YOUR INVESTMENT METHOD. Employers and plan trustees should note that for original certificates, only the guaranteed interest option, Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options are available.

TRANSFERRING THE RETIREMENT ACCOUNT VALUE. The EQ/Money Market option is always available under an original certificate. However, we will not permit transfers into the EQ/Money Market option from any other investment option. There will not be any other transfer limitations under an original certificate.

DEFAULT OPTION FOR THE FORFEITURE ACCOUNT. We allocate amounts in the forfeiture account to the default option. For original certificates, the guaranteed interest option is the default option.

                       APPENDIX I: ORIGINAL CERTIFICATES

Appendix II: Condensed financial information

--------------------------------------------------------------------------------





The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of either 1.34% or 1.49%, depending upon investment option. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013.



------------------------------------------------------------------------------------------------------------------------
                                          2004    2005    2006    2007    2008    2009    2010    2011    2012    2013
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.39 $128.35 $149.30 $156.38 $ 93.81 $117.80 $131.43 $119.94 $135.10 $168.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       8      13      15      10       9       9       8       4
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.86 $108.01 $113.35 $118.31 $103.87 $112.55 $119.11 $119.75 $123.55 $127.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       2       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $110.71 $110.71 $121.01 $125.94 $100.11 $113.02 $121.62 $119.14 $126.21 $137.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1      --      --       1       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 55.12 $ 57.47 $ 63.00 $ 66.55 $ 49.96 $ 58.09 $ 63.45 $ 61.54 $ 66.55 $ 74.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       692     545     445     356     303     241     194     168     139     121
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.97 $125.20 $141.45 $148.46 $ 99.92 $120.23 $132.32 $124.08 $136.52 $161.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2      29      49      34      24      25      27      23      15
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $156.54 $172.65 $186.13 $214.81 $117.58 $157.78 $207.94 $204.35 $233.02 $317.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        53      40      34      26      23      20      17      13      11      10
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $108.22 $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68 $102.21 $137.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $199.77 $202.92 $242.07 $241.63 $151.23 $194.39 $215.34 $205.86 $230.79 $313.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      18      15      11       9       7       6       5       4       3
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.97 $112.04 $128.19 $131.14 $ 87.59 $ 96.39 $110.04 $108.14 $125.60 $163.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       1       1       1       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.19 $ 87.10 $ 90.44 $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67 $ 88.31 $117.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.80 $119.08 $131.65 $132.02 $ 78.59 $101.93 $116.45 $119.49 $138.41 $179.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      15      14      17      15      14      12      10       9       8
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                          2004    2005    2006    2007    2008    2009    2010    2011    2012    2013
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $331.00 $341.80 $374.77 $384.25 $213.98 $271.80 $311.66 $310.05 $354.66 $464.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       256     203     159     118      91      72      59      47      40      35
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.11 $113.06 $116.08 $118.07 $106.08 $107.47 $112.15 $115.97 $118.03 $114.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       3       3       2       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $108.48 $111.03 $ 66.59 $ 87.16 $ 96.11 $ 90.41 $ 99.83 $131.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       4      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $264.16 $272.79 $310.53 $322.33 $199.82 $248.75 $281.41 $282.55 $321.22 $416.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       105      86      71      52      43      34      27      23      21      18
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.34 $142.37 $153.56 $172.77 $101.77 $128.33 $145.93 $135.06 $152.23 $199.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10       9      12      10      13       8       6       4       4       4
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $105.04 $116.29 $118.65 $100.84 $116.03 $125.49 $125.48 $130.29 $142.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.23 $116.54 $136.64 $147.33 $100.79 $140.66 $184.08 $175.27 $203.78 $279.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       4       3       2       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 97.50 $ 99.48 $107.28 $112.70 $113.38 $118.92 $122.49 $125.34 $120.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.51 $139.53 $188.68 $264.35 $111.23 $164.68 $181.09 $156.66 $180.80 $214.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      24      25      24      20      21      12      11       9       8
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $157.11 $157.33 $160.48 $169.61 $173.78 $167.97 $173.15 $180.33 $179.64 $174.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      20      13      11       9       8       7       7       6       5
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.21 $114.65 $134.89 $153.33 $ 83.42 $111.38 $120.02 $ 98.36 $112.87 $130.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       3       3       4       3       3       8       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.38 $146.39 $178.84 $197.62 $ 96.32 $121.08 $126.00 $109.42 $125.52 $150.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       174     140     122     102      79      69      48      41      35      29
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.50 $125.21 $155.26 $168.78 $ 94.92 $121.98 $127.65 $105.58 $122.36 $144.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        27      26      25      23      21      18      15      11       9       8
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                          2004    2005    2006    2007    2008    2009    2010    2011    2012    2013
------------------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.29 $119.26 $114.71 $ 71.36 $ 90.40 $102.76 $ 99.37 $116.10 $154.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.08 $135.43 $160.85 $156.76 $ 93.14 $121.58 $134.73 $125.98 $144.24 $193.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       6       4       4       3       3       4       3       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.51 $ 92.55 $103.13 $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71 $ 98.37 $127.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       1       1       2       2       3       2      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.04 $ 70.36 $ 69.04 $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78 $ 85.77 $112.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        38      32      28      20      15      14      12      10       8       6
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.05 $142.04 $151.04 $172.29 $104.99 $139.68 $157.73 $149.93 $168.24 $224.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        53      41      34      26      19      15      13      12       9       7
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.40 $112.16 $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12 $ 66.86 $ 86.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1      --      --       1      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.33 $118.93 $142.44 $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00 $107.44 $140.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        36      36      35     146     107      90      66      53      38      31
------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $105.72 $117.71 $128.70 $ 87.77 $108.85 $122.57 $110.79 $126.28 $162.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       2      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $115.00 $142.55 $163.42 $ 96.29 $130.37 $147.85 $130.24 $153.80 $172.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.43 $116.94 $128.68 $137.14 $ 68.62 $ 92.25 $114.44 $110.20 $127.28 $166.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      13      14      12      13      11       7       6       6       4
------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.14 $158.32 $175.70 $170.56 $101.70 $136.30 $164.68 $147.16 $172.23 $226.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        38      35      31      26      19      18      15      11       9       7
------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 33.69 $ 34.19 $ 35.33 $ 36.61 $ 36.99 $ 36.46 $ 36.15 $ 35.56 $ 35.06 $ 34.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       257     224     220     188     204     164     147      82      70      72
------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.66 $108.84 $115.92 $138.16 $ 91.48 $117.09 $125.01 $126.89 $140.93 $176.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                          2004    2005    2006    2007    2008    2009    2010    2011    2012    2013
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $123.74 $133.39 $161.09 $ 83.71 $129.73 $169.33 $154.20 $165.45 $226.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       2       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 99.35 $ 98.40 $108.22 $102.45 $109.17 $108.61 $106.95 $107.09 $105.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       1       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $165.40 $166.86 $171.37 $177.18 $163.75 $171.70 $180.35 $180.55 $182.86 $176.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      23      20      17      13      14      13      11       8       7
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.22 $140.12 $162.73 $157.60 $102.42 $127.45 $158.20 $149.85 $170.81 $231.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       6       7       5       4       3       2       2       2       1
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.22 $114.11 $108.07 $114.32 $ 65.18 $ 91.73 $105.33 $101.90 $119.57 $162.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       3       3       6       3       3       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.24 $117.48 $132.31 $132.06 $ 78.13 $102.09 $113.88 $109.19 $121.59 $162.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.05 $ 84.15 $ 87.90 $ 96.54 $ 68.96 $ 95.45 $110.46 $102.58 $121.88 $167.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       3       2       3       3       3
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 72.05 $ 77.39 $ 80.76 $ 89.29 $ 47.27 $ 64.44 $ 75.22 $ 69.95 $ 79.27 $107.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       541     409     314     237     187     163     131      96      78      67
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.97 $112.40 $115.08 $120.64 $121.96 $130.33 $136.56 $142.56 $148.34 $142.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       3       3       3       3       2       3       3       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.36 $137.09 $169.50 $188.01 $ 97.87 $125.45 $132.38 $107.12 $124.43 $145.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       3       3       3       3       2       2      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.55 $110.09 $123.37 $127.80 $ 76.23 $ 99.66 $109.67 $100.25 $113.25 $150.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.47 $115.47 $143.64 $146.86 $ 90.63 $109.85 $122.64 $114.32 $130.34 $169.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       2       2       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.55 $101.11 $109.36 $120.73 $ 67.20 $ 93.99 $117.67 $106.94 $121.80 $168.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       4       4       4       3       4       3       1       1       1
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2013. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                          2004    2005    2006    2007    2008    2009    2010    2011    2012    2013
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.19 $123.01 $139.29 $137.54 $ 86.89 $123.76 $152.52 $130.42 $147.73 $197.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       3       3       3       2       2       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $161.02 $164.14 $178.48 $182.06 $137.74 $149.37 $157.53 $163.72 $170.12 $166.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        28      22      16      14      11      10      10      10      10       9
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.58 $121.52 $132.13 $135.15 $ 77.18 $102.45 $129.03 $107.34 $117.94 $171.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       2       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $175.98 $181.76 $208.22 $185.20 $113.53 $141.60 $173.94 $156.14 $179.88 $253.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      13      13      10       8       7       7       5       3       3
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.24 $100.16 $106.03 $123.67 $ 64.57 $100.93 $117.21 $110.07 $123.17 $164.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        17      14      14      12      10       9       7       5       4       4
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $108.32 $114.60 $ 78.60 $ 93.30 $101.92 $ 97.73 $106.89 $120.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.27 $115.74 $ 74.21 $ 90.20 $ 99.61 $ 94.44 $105.15 $123.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       2       2       2      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.16 $116.71 $ 71.34 $ 88.38 $ 98.29 $ 92.47 $104.11 $125.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $110.95 $118.00 $ 68.30 $ 86.09 $ 96.22 $ 89.68 $102.13 $126.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                 APPENDIX II: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE

Who is AXA Equitable?                                            2

Additional information about the MOMENTUMSM program              2

How we deduct the MOMENTUMSM quarterly administrative charge     3

Description of contribution sources for the MOMENTUMSM program   3

Additional loan provisions                                       3

Calculation of annuity payments                                  4

Custodian and independent registered public accounting firm      4

Distribution of the contracts                                    4

ERISA information statement                                      5

Calculating unit values                                          5

Financial statements                                             5


HOW TO OBTAIN A MOMENTUMSM STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 528-0204 or send this request form to:
  AXA Equitable
  Defined Contribution Services
  P.O. Box 8095
  Boston, MA 02266-8095


----------------------------------------------------------------------------------
Please send me a MOMENTUMSM SAI dated May 1, 2014.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                                        #417041

Momentum/SM/

A group variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2014


--------------------------------------------------------------------------------


This Statement of Additional Information (''SAI'') is not a prospectus. It should be read in conjunction with the related Momentum/SM/ prospectus dated May 1, 2014. That prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office at AXA Equitable, Defined Contribution Services, P.O. Box 8095, Boston, MA 02266-8095, by calling toll free, 1-800-528-0204, or by contacting your financial professional.

     TABLE OF CONTENTS

     Who is AXA Equitable?                                             2

     Additional information about the Momentum/SM /program             2

     How we deduct the Momentum/SM /quarterly administrative charge    3

     Description of contribution sources for the Momentum/SM /program  3

     Additional loan provisions                                        3

     Calculation of annuity payments                                   4

     Custodian and Independent Registered Public Accounting Firm       4

     Distribution of the contracts                                     4

     ERISA information statement                                       5

     Calculating unit values                                           5

     Financial statements                                              5

  Momentum/SM/ is a service mark of AXA Equitable Life Insurance Company (AXA
                                  Equitable).
 Distributed by its affiliate, AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104


  Copyright 2014 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                                       Momentum
                                                                        #612183

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

ADDITIONAL INFORMATION ABOUT THE MOMENTUM/SM/ PROGRAM

PLAN ELIGIBILITY REQUIREMENTS

Under the Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Code may require that the plan cover all employees even if they previously elected not to participate.

VESTING UNDER THE PLAN

Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Plan. The participant's retirement account value attributable to salary deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective, rollover, Roth contributions, Roth rollover contributions and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. A participant who terminates employment before that time forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:

---------------------------------------------------------------------------------------------------------------------------------
         YEARS                   SCHEDULE A                SCHEDULE B                SCHEDULE C                SCHEDULE D
           OF                      VESTED                    VESTED                    VESTED                    VESTED
        SERVICE                  PERCENTAGE                PERCENTAGE                PERCENTAGE                PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
           1                         0%                        0%                        0%                       100%
---------------------------------------------------------------------------------------------------------------------------------
           2                        100%                      20%                        0%                       100%
---------------------------------------------------------------------------------------------------------------------------------
           3                        100%                      40%                       100%                      100%
---------------------------------------------------------------------------------------------------------------------------------
           4                        100%                      60%                       100%                      100%
---------------------------------------------------------------------------------------------------------------------------------
           5                        100%                      80%                       100%                      100%
---------------------------------------------------------------------------------------------------------------------------------
           6                        100%                      100%                      100%                      100%
---------------------------------------------------------------------------------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule D or one at least as favorable to participants.

If the plan is not top ''heavy'' and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Plan, instead elect one of the following vesting schedules for employer matching contributions or one at least as favorable to participants:

 -----------------------------------------------------------------------------
          YEARS                   SCHEDULE E                SCHEDULE F
            OF                      VESTED                    VESTED
         SERVICE                  PERCENTAGE                PERCENTAGE
 -----------------------------------------------------------------------------
       Less than 2                    0%                        0%
 -----------------------------------------------------------------------------
            2                        20%                        0%
 -----------------------------------------------------------------------------
            3                        40%                       100%
 -----------------------------------------------------------------------------
            4                        60%                       100%
 -----------------------------------------------------------------------------
            5                        80%                       100%
 -----------------------------------------------------------------------------
            6                        100%                      100%
 -----------------------------------------------------------------------------

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year ''graded vesting'' schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.

BENEFIT DISTRIBUTIONS

To begin receiving benefits (including annuity payments) under a Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:

----------------------------------------------------------
                      FORM RECEIVED
                      AT THE            WHEN ELIGIBLE
 TYPE OF              PROCESSING        TO RECEIVE
 DISTRIBUTION         OFFICE            DISTRIBUTION
----------------------------------------------------------
Single Sum            N/A               The 1st business
Payments                                day that is 7
Annuities                               calendar days
                                        after we receive
                                        the form.
----------------------------------------------------------
In-Service            N/A               The business day
Withdrawals                             on which we
                                        receive the form.
Hardship
Withdrawals

Withdrawals of
Post-Tax
Employee
Contributions
----------------------------------------------------------
Installment Payments  1st through 25th  The 1st business
                      business day of   day of the
                      month inclusive.  following
                      26th through      calendar month.
                      31st business     The 1st business
                      day of month      day of the
                      inclusive.        second following
                                        calendar month.
----------------------------------------------------------

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity payments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.

HOW WE DEDUCT THE MOMENTUM/SM/ QUARTERLY ADMINISTRATIVE CHARGE


Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, 0.50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We do not make any deduction if your retirement account value equals or exceeds $25,000. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions.
The order of investment options is: guaranteed interest option, EQ/Common Stock Index, AXA Moderate Allocation, Multimanager Aggressive Equity, Charter/SM/ Multi-Sector Bond, EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, AXA Large Cap Value Managed Volatility, EQ/Equity 500 Index, EQ International Equity Index, EQ/AllianceBernstein Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution sources are the variable investment options funded through the remaining Trust portfolios. If necessary we will deduct the administrative charge on a pro rata basis from these options.


For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest option. If there is no money in the guaranteed interest option, we will attempt to deduct the charge from the EQ/Common Stock Index option, then AXA Moderate Allocation, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.

DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM/SM/ PROGRAM

These are the sources of contributions under qualified plans:

EMPLOYER CONTRIBUTIONS

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

MATCHING CONTRIBUTIONS

These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's non-Roth post-tax contributions, Roth contributions or pre-tax salary deferral contributions to the plan.

POST-TAX CONTRIBUTIONS

These are non-Roth after-tax contributions made by a participant in accordance with the terms of a plan.

ROTH CONTRIBUTIONS

These are post-tax salary deferral contributions made to a 401(k) plan pursuant to Section 402A of the Code.

SALARY-DEFERRAL CONTRIBUTIONS

These are pre-tax contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).

PRIOR PLAN CONTRIBUTIONS

These are contributions transferred to a plan from another profit sharing plan of the same employer.

PRIOR PENSION CONTRIBUTIONS

These are contributions transferred from another qualified plan which require separate accounting pursuant to Revenue Ruling 94-76.

ROLLOVER CONTRIBUTIONS

These are contributions transferred or rolled over to a plan from another qualified plan, an IRA, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code.

ROTH ROLLOVER CONTRIBUTIONS

These are contributions transferred or rolled over from another qualified plan, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code which require separate accounting under Section 402A of the Code.

QUALIFIED NON-ELECTIVE AND QUALIFIED MATCHING CONTRIBUTIONS

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Code. This source is called the employer 401(k) Account in the Plan.

ADDITIONAL LOAN PROVISIONS

Under the Momentum/SM/ contract, (1) the minimum amount of the loan is $1,000 and (2) the maximum amount of the loan is 50% of the participant's vested retirement account value. A plan loan may never be greater than $50,000, less the highest outstanding loan balance in the preceding twelve calendar months. We will deduct the plan loan from the investment options you specify when you request the loan. The loan term must comply with applicable law. See ''Tax information'' in the Prospectus.

If there is a loan outstanding under an EQUI-VEST(R) corporate trusteed contract and you convert it to the Momentum/SM/ contract, the retirement account value established for the participant under the Momentum/SM/ contract will be equal to the account value under the EQUI-VEST/SM/ contract, less the principal amount of the loan outstanding on the effective date of conversion. That means we will reduce the account value under the EQUI-VEST/SM/ contract by the principal amount of the loan. You may withdraw or transfer amounts that were in the EQUI-VEST/SM/ loan reserve account in excess of the principal balance of the loan, subject to any restrictions in the Momentum/SM/ contract.

If you, as the employer, are transferring plan assets to the Momentum/SM/ program, outstanding plan loans may also be transferred to the Momentum/SM/ contract. We refer to these loans as ''takeover loans.'' We will not impose a withdrawal charge if a takeover loan defaults. Also, we will not deem defaulted takeover loans as withdrawals for purposes of calculating the minimum death benefits. We will allocate repayments of takeover loans to the guaranteed interest option. Loans converted from EQUI-VEST/SM/ corporate trusteed to Momentum/SM/ are not takeover loans.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payment under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor if the assumed base rate of net investment return is 5% a year; or

..   .00009425 of the net investment factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

All contracts have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3 1/2% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3 1/2% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as you specify. The first three monthly payments are the same. The initial payment will be calculated using the basis guarantee in the contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the payments under the annuity depend on the life of an annuitant, the age of the annuitant(s) will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. We will calculate each monthly payment by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. We calculate the number of units by dividing the first monthly payment by the annuity unit value for the valuation period. This includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the retirement account value on a retirement date is enough to fund an annuity with a monthly payment of $100. Also assume that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2013, the annuity payment due in December 2013 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2013 and for each of the two years in the period ended December 31, 2013, and the consolidated financial statements of AXA Equitable at December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2013, 2012 and 2011. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $577,490,356 in 2013, $630,130,187 in 2012 and $529,410,549 in 2011. Of these amounts, for each of these three years, AXA Advisors retained $319,941,479, $371,036,017 and $268,084,019, respectively.

ERISA INFORMATION STATEMENT

The U.S. Department of Labor has issued a class exemption (PTE 84-24) with respect to certain transactions involving insurance company products and employee benefit plans subject to ERISA. When applicable, the exemption requires that certain information be provided to the Plan and that the employer or other appropriate fiduciary acknowledge receipt of the information and approve the transaction. AXA Equitable, AXA Network, LLC (''AXA Network''), AXA Advisors and the Financial Professional(s) listed on the Associate Information Form are providing you with this Information Statement, even though this Information Statement may not be required under PTE 84-24 with respect to this transaction. AXA Network is a licensed insurance agency and AXA Advisors is a registered broker-dealer. Each is an affiliate of AXA Equitable. AXA Equitable has retained its affiliate AXA Network as its general agent to distribute AXA Equitable policies and contracts through the Financial Professionals. AXA Network is responsible for all administrative and operational functions in connection with the distribution of AXA Equitable products by the Financial Professionals, including training, wholesaling support and other marketing functions. AXA Equitable pays compensation to AXA Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale.

Each licensed Financial Professional of AXA Advisors, (''Financial Professional'') will receive compensation from AXA Equitable for the sale and servicing of a Momentum/SM/ contract. (''Servicing'' does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this Momentum/SM/ contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with AXA Network, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of AXA Equitable.

SCHEDULE OF MAXIMUM COMMISSION AND SERVICE FEES: AXA Network pays premium-based compensation on Momentum/SM/ contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a rate of 3.0%, 1.5% or 0.5% on all contributions and transfers to the contract for the Participant whose attained age (last birthday) at the beginning of the participation year during which payment is received is under age 55, age 55 through 59, or at least age 60, respectively. Compensation is not payable on transfers to the contract from another AXA Equitable funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the Momentum/SM/ contract.

CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. The unit values may vary.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of such Trusts.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily charges relating to the contracts for mortality risks, expenses, expense risks, death benefits and financial accounting, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. These charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Common Stock Index options and 1.34% for all other variable investment options.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                         FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2013............   FSA-3
   Statements of Operations for the Year Ended December 31, 2013......  FSA-47
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2013 and 2012.......................................  FSA-65
   Notes to Financial Statements...................................... FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2013 and 2012.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2013, 2012 and 2011................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2013, 2012 and 2011................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2013,
     2012 and 2011...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2013, 2012 and 2011................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8

                                 FSA-1  #611964

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2013, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 21, 2014

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

                                                                            AMERICAN CENTURY   AMERICAN FUNDS
                           ALL ASSET        ALL ASSET    ALL ASSET MODERATE    VP MID CAP    INSURANCE SERIES(R) AXA AGGRESSIVE
                       AGGRESSIVE-ALT 25* GROWTH-ALT 20*   GROWTH-ALT 15*      VALUE FUND       BOND FUND/SM/     ALLOCATION*
                       ------------------ -------------- ------------------ ---------------- ------------------- --------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........     $1,157,058      $50,117,331        $379,899         $8,993,355        $1,434,795       $539,887,680
Receivable for
 policy-related
 transactions.........          6,127           23,685          31,255             21,180            22,847            255,476
                           ----------      -----------        --------         ----------        ----------       ------------
   Total assets.......      1,163,185       50,141,016         411,154          9,014,535         1,457,642        540,143,156
                           ----------      -----------        --------         ----------        ----------       ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............          6,092           23,685          31,255             20,880            22,797            255,476
                           ----------      -----------        --------         ----------        ----------       ------------
   Total liabilities..          6,092           23,685          31,255             20,880            22,797            255,476
                           ----------      -----------        --------         ----------        ----------       ------------
NET ASSETS............     $1,157,093      $50,117,331        $379,899         $8,993,655        $1,434,845       $539,887,680
                           ==========      ===========        ========         ==========        ==========       ============

NET ASSETS:
Accumulation Unit
 Value................     $1,157,085      $50,116,840        $379,731         $8,993,647        $1,434,837       $539,875,475
Retained by AXA
 Equitable in
 Separate Account A...              8              491             168                  8                 8             12,205
                           ----------      -----------        --------         ----------        ----------       ------------
TOTAL NET ASSETS......     $1,157,093      $50,117,331        $379,899         $8,993,655        $1,434,845       $539,887,680
                           ==========      ===========        ========         ==========        ==========       ============

Investments in
 shares of the
 Portfolios, at cost..     $1,140,719      $47,681,323        $375,071         $7,494,681        $1,456,828       $449,466,378
The Portfolios
 shares held
   Class B............         97,134        2,551,931          34,276                 --                --         45,219,922
   Class II...........             --               --              --            486,653                --                 --
   Class 4............             --               --              --                 --           134,218                 --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH
                        STRATEGY*     ALLOCATION*    GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*  STRATEGY*
                       ------------ ---------------- ---------------- ---------------- ----------------- ----------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value........... $81,579,799    $123,009,444     $14,832,779       $6,833,087      $203,491,387    $1,287,984
Receivable for
 shares of the
 Portfolios sold......          --         122,607              --               --                --            41
Receivable for
 policy-related
 transactions.........     217,243              --           4,629            1,715           112,139             4
                       -----------    ------------     -----------       ----------      ------------    ----------
   Total assets.......  81,797,042     123,132,051      14,837,408        6,834,802       203,603,526     1,288,029
                       -----------    ------------     -----------       ----------      ------------    ----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............     217,288              --           4,629            1,715           112,139            --
Payable for
 policy-related
 transactions.........          --         122,607              --               --                --            --
                       -----------    ------------     -----------       ----------      ------------    ----------
   Total liabilities..     217,288         122,607           4,629            1,715           112,139            --
                       -----------    ------------     -----------       ----------      ------------    ----------
NET ASSETS............ $81,579,754    $123,009,444     $14,832,779       $6,833,087      $203,491,387    $1,288,029
                       ===========    ============     ===========       ==========      ============    ==========

NET ASSETS:
Accumulation Unit
 Value................ $81,575,600    $123,006,354     $14,831,303       $6,832,790      $203,468,392    $1,288,021
Retained by AXA
 Equitable in
 Separate Account A...       4,154           3,090           1,476              297            22,995             8
                       -----------    ------------     -----------       ----------      ------------    ----------
TOTAL NET ASSETS...... $81,579,754    $123,009,444     $14,832,779       $6,833,087      $203,491,387    $1,288,029
                       ===========    ============     ===========       ==========      ============    ==========

Investments in
 shares of the
 Portfolios, at cost.. $73,784,458    $123,064,952     $13,863,141       $6,660,796      $194,474,725    $1,003,932
The Portfolios
 shares held
   Class A............      18,748              --              --               --                --        82,312
   Class B............   5,829,753      12,709,318       1,119,476          582,575        20,036,232            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                      AXA MODERATE    AXA MODERATE    AXA MODERATE-   AXA TACTICAL AXA TACTICAL AXA TACTICAL
                                      ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION* MANAGER 400* MANAGER 500* MANAGER 2000*
                                     -------------- ---------------- ---------------- ------------ ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.......... $1,723,494,483   $12,401,170     $1,057,065,550   $6,117,593   $8,944,130   $3,583,471
Receivable for shares of the
 Portfolios sold....................             --            --                 --           --           --        4,024
Receivable for policy-related
 transactions.......................      1,240,679       109,934            470,436          480        6,782           --
                                     --------------   -----------     --------------   ----------   ----------   ----------
   Total assets.....................  1,724,735,162    12,511,104      1,057,535,986    6,118,073    8,950,912    3,587,495
                                     --------------   -----------     --------------   ----------   ----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased...............        681,465       109,934            470,436          480        6,782           --
Payable for policy-related
 transactions.......................             --            --                 --           --           --        4,024
                                     --------------   -----------     --------------   ----------   ----------   ----------
   Total liabilities................        681,465       109,934            470,436          480        6,782        4,024
                                     --------------   -----------     --------------   ----------   ----------   ----------
NET ASSETS.......................... $1,724,053,697   $12,401,170     $1,057,065,550   $6,117,593   $8,944,130   $3,583,471
                                     ==============   ===========     ==============   ==========   ==========   ==========

NET ASSETS:
Accumulation Unit Value............. $1,717,052,202   $12,400,902     $1,057,035,691   $6,117,168   $8,943,167   $3,583,171
Contracts in payout (annuitization)
 period.............................      6,992,250            --                 --           --           --           --
Retained by AXA Equitable in
 Separate Account A.................          9,245           268             29,859          425          963          300
                                     --------------   -----------     --------------   ----------   ----------   ----------
TOTAL NET ASSETS.................... $1,724,053,697   $12,401,170     $1,057,065,550   $6,117,593   $8,944,130   $3,583,471
                                     ==============   ===========     ==============   ==========   ==========   ==========

Investments in shares of the
 Portfolios, at cost................ $1,694,766,440   $11,849,884     $  927,928,428   $5,254,739   $7,975,432   $3,236,344
The Portfolios shares held
   Class A..........................     91,939,080            --                 --           --           --           --
   Class B..........................     26,657,176       821,814         90,666,642      306,907      504,596      188,446

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                        AXA TACTICAL  EQ/ALLIANCEBERNSTEIN                      EQ/AXA FRANKLIN EQ/BLACKROCK
                          MANAGER        DYNAMIC WEALTH    EQ/ALLIANCEBERNSTEIN    SMALL CAP    BASIC VALUE  EQ/BOSTON ADVISORS
                       INTERNATIONAL*     STRATEGIES*       SMALL CAP GROWTH*     VALUE CORE*     EQUITY*      EQUITY INCOME*
                       -------------- -------------------- -------------------- --------------- ------------ ------------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $6,696,189        $5,436,098          $388,351,549       $19,942,050   $629,186,615    $105,285,576
Receivable for
 shares of the
 Portfolios sold......           --                --               312,109                --             --              --
Receivable for
 policy-related
 transactions.........        4,945             3,651                    --             3,757        342,834          60,637
                         ----------        ----------          ------------       -----------   ------------    ------------
   Total assets.......    6,701,134         5,439,749           388,663,658        19,945,807    629,529,449     105,346,213
                         ----------        ----------          ------------       -----------   ------------    ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............        4,945             3,651                    --             3,757        342,834          60,637
Payable for
 policy-related
 transactions.........           --                --               312,109                --             --              --
                         ----------        ----------          ------------       -----------   ------------    ------------
   Total liabilities..        4,945             3,651               312,109             3,757        342,834          60,637
                         ----------        ----------          ------------       -----------   ------------    ------------
NET ASSETS............   $6,696,189        $5,436,098          $388,351,549       $19,942,050   $629,186,615    $105,285,576
                         ==========        ==========          ============       ===========   ============    ============

NET ASSETS:
Accumulation Unit
 Value................   $6,695,184        $5,435,412          $385,789,007       $19,940,987   $629,176,854    $105,278,663
Contracts in payout
 (annuitization)
 period...............           --                --             2,553,509                --             --              --
Retained by AXA
 Equitable in
 Separate Account A...        1,005               686                 9,033             1,063          9,761           6,913
                         ----------        ----------          ------------       -----------   ------------    ------------
TOTAL NET ASSETS......   $6,696,189        $5,436,098          $388,351,549       $19,942,050   $629,186,615    $105,285,576
                         ==========        ==========          ============       ===========   ============    ============

Investments in
 shares of the
 Portfolios, at cost..   $6,010,141        $5,156,243          $289,715,176       $14,569,070   $432,952,774    $ 89,699,571
The Portfolios
 shares held
   Class A............           --                --            15,344,623                --             --              --
   Class B............      497,574           471,429             2,840,594         1,363,140     31,666,425      15,486,862

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       EQ/CALVERT SOCIALLY EQ/CAPITAL GUARDIAN   EQ/COMMON      EQ/CORE    EQ/DAVIS NEW YORK     EQ/EMERGING
                          RESPONSIBLE*          RESEARCH*       STOCK INDEX*  BOND INDEX*      VENTURE*      MARKETS EQUITY PLUS*
                       ------------------- ------------------- -------------- ------------ ----------------- --------------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........     $36,834,680        $203,725,570     $2,353,960,555 $112,884,767    $33,784,629         $1,233,599
Receivable for
 shares of the
 Portfolios sold......           9,387                  --            290,454           --             --                373
Receivable for
 policy-related
 transactions.........              --                 896            959,894       24,754          5,968                 --
                           -----------        ------------     -------------- ------------    -----------         ----------
   Total assets.......      36,844,067         203,726,466      2,355,210,903  112,909,521     33,790,597          1,233,972
                           -----------        ------------     -------------- ------------    -----------         ----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............              --              30,896                 --       24,754          5,968                 --
Payable for
 policy-related
 transactions.........           9,387                  --                 --           --             --                373
                           -----------        ------------     -------------- ------------    -----------         ----------
   Total liabilities..           9,387              30,896                 --       24,754          5,968                373
                           -----------        ------------     -------------- ------------    -----------         ----------
NET ASSETS............     $36,834,680        $203,695,570     $2,355,210,903 $112,884,767    $33,784,629         $1,233,599
                           ===========        ============     ============== ============    ===========         ==========

NET ASSETS:
Accumulation Unit
 Value................     $36,819,031        $203,683,087     $2,340,050,041 $112,878,977    $33,782,551         $1,233,382
Contracts in payout
 (annuitization)
 period...............              --                  --         15,160,706           --             --                 --
Retained by AXA
 Equitable in
 Separate Account A...          15,649              12,483                156        5,790          2,078                217
                           -----------        ------------     -------------- ------------    -----------         ----------
TOTAL NET ASSETS......     $36,834,680        $203,695,570     $2,355,210,903 $112,884,767    $33,784,629         $1,233,599
                           ===========        ============     ============== ============    ===========         ==========

Investments in
 shares of the
 Portfolios, at cost..     $24,004,023        $133,263,959     $1,778,239,120 $113,201,278    $24,956,427         $1,222,458
The Portfolios
 shares held
   Class A............              --                  --         93,915,162           --             --                 --
   Class B............       3,324,906          10,735,665          5,307,268   11,420,082      2,499,727            130,820

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                         EQ/EQUITY     EQ/EQUITY    EQ/FRANKLIN   EQ/FRANKLIN TEMPLETON EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                         500 INDEX*   GROWTH PLUS* CORE BALANCED*      ALLOCATION*      AND ACQUISITIONS* COMPANY VALUE*
                       -------------- ------------ -------------- --------------------- ----------------- --------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value........... $1,050,754,903 $389,874,157  $81,328,271        $64,195,946         $21,120,300     $678,623,090
Receivable for
 shares of the
 Portfolios sold......             --           --       15,793                 --                  --               --
Receivable for
 policy-related
 transactions.........         97,202           --           --            115,907              10,639          213,429
                       -------------- ------------  -----------        -----------         -----------     ------------
   Total assets.......  1,050,852,105  389,874,157   81,344,064         64,311,853          21,130,939      678,836,519
                       -------------- ------------  -----------        -----------         -----------     ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............        282,202       11,080           --            115,907              10,639          238,929
Payable for
 policy-related
 transactions.........             --       28,920       35,793                 --                  --               --
                       -------------- ------------  -----------        -----------         -----------     ------------
   Total liabilities..        282,202       40,000       35,793            115,907              10,639          238,929
                       -------------- ------------  -----------        -----------         -----------     ------------
NET ASSETS............ $1,050,569,903 $389,834,157  $81,308,271        $64,195,946         $21,120,300     $678,597,590
                       ============== ============  ===========        ===========         ===========     ============

NET ASSETS:
Accumulation Unit
 Value................ $1,046,515,427 $389,831,521  $81,307,508        $64,173,959         $21,109,818     $678,585,241
Contracts in payout
 (annuitization)
 period...............      4,051,322           --           --                 --                  --               --
Retained by AXA
 Equitable in
 Separate Account A...          3,154        2,636          763             21,987              10,482           12,349
                       -------------- ------------  -----------        -----------         -----------     ------------
TOTAL NET ASSETS...... $1,050,569,903 $389,834,157  $81,308,271        $64,195,946         $21,120,300     $678,597,590
                       ============== ============  ===========        ===========         ===========     ============

Investments in
 shares of the
 Portfolios, at cost.. $  749,420,110 $243,550,215  $70,323,201        $50,455,799         $20,326,714     $499,841,352
The Portfolios
 shares held
   Class A............     27,571,852           --           --                 --                  --               --
   Class B............      5,078,663   18,618,888    8,145,490          6,397,912           1,600,651       12,114,180

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                             EQ/GLOBAL BOND EQ/GLOBAL MULTI- EQ/HIGH YIELD BOND EQ/INTERMEDIATE  EQ/INTERNATIONAL
                                                 PLUS*       SECTOR EQUITY*      PORTFOLIO*     GOVERNMENT BOND*    CORE PLUS*
                                             -------------- ---------------- ------------------ ---------------- ----------------
ASSETS:

 Investments
 in
 shares
 of
 the Portfolios,
 at fair
 value......................................  $74,958,047     $425,202,468       $1,010,446       $74,371,058      $140,568,599

 Receivable
 for
 shares
 of the
 Portfolios
 sold.......................................       16,470               --               --             5,270                --

 Receivable
 for
 policy-related
 transactions...............................           --               --              686            59,912            37,797
                                              -----------     ------------       ----------       -----------      ------------
   Total
    assets..................................   74,974,517      425,202,468        1,011,132        74,436,240       140,606,396
                                              -----------     ------------       ----------       -----------      ------------

LIABILITIES:
Payable
 for
 shares
 of the
 Portfolios
 purchased..................................           --            5,420              636                --            37,797
Payable
 for
 policy-related
 transactions...............................       16,470           24,580               --                --                --
                                              -----------     ------------       ----------       -----------      ------------
   Total
    liabilities.............................       16,470           30,000              636                --            37,797
                                              -----------     ------------       ----------       -----------      ------------
NET ASSETS..................................  $74,958,047     $425,172,468       $1,010,496       $74,436,240      $140,568,599
                                              ===========     ============       ==========       ===========      ============

NET
ASSETS:

 Accumulation
 Unit
 Value......................................  $74,946,186     $425,169,461       $1,010,480       $74,013,955      $140,564,379
Contracts
 in
 payout
 (annuitization)
 period.....................................           --               --               --           421,715                --
Retained
 by AXA
 Equitable
 in
 Separate
 Account A..................................       11,861            3,007               16               570             4,220
                                              -----------     ------------       ----------       -----------      ------------
TOTAL NET
 ASSETS.....................................  $74,958,047     $425,172,468       $1,010,496       $74,436,240      $140,568,599
                                              ===========     ============       ==========       ===========      ============


 Investments in shares of the Portfolios, at
 cost.......................................  $80,613,870     $338,643,121       $1,031,998       $73,594,141      $121,015,549
The
 Portfolios
 shares
 held
   Class A..................................           --               --               --         5,555,253                --
   Class B..................................    8,055,908       28,815,708          100,075         1,744,059        13,616,310

                                             EQ/INTERNATIONAL
                                              EQUITY INDEX*
                                             ----------------
ASSETS:

 Investments
 in
 shares
 of
 the Portfolios,
 at fair
 value......................................   $456,397,365

 Receivable
 for
 shares
 of the
 Portfolios
 sold.......................................             --

 Receivable
 for
 policy-related
 transactions...............................             --
                                               ------------
   Total
    assets..................................    456,397,365
                                               ------------

LIABILITIES:
Payable
 for
 shares
 of the
 Portfolios
 purchased..................................         45,558
Payable
 for
 policy-related
 transactions...............................         34,442
                                               ------------
   Total
    liabilities.............................         80,000
                                               ------------
NET ASSETS..................................   $456,317,365
                                               ============

NET
ASSETS:

 Accumulation
 Unit
 Value......................................   $454,610,164
Contracts
 in
 payout
 (annuitization)
 period.....................................      1,705,203
Retained
 by AXA
 Equitable
 in
 Separate
 Account A..................................          1,998
                                               ------------
TOTAL NET
 ASSETS.....................................   $456,317,365
                                               ============


 Investments in shares of the Portfolios, at
 cost.......................................   $433,338,391
The
 Portfolios
 shares
 held
   Class A..................................     41,783,459
   Class B..................................      4,893,484

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       EQ/INTERNATIONAL EQ/INVESCO      EQ/JPMORGAN      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                         VALUE PLUS*    COMSTOCK*   VALUE OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                       ---------------- ----------- -------------------- ----------------- ------------- ------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $231,120,569   $41,255,950     $59,326,417         $16,461,452    $167,892,508  $283,325,457
Receivable for
 policy-related
 transactions.........         28,884       156,463              --               4,516         111,787        25,519
                         ------------   -----------     -----------         -----------    ------------  ------------
   Total assets.......    231,149,453    41,412,413      59,326,417          16,465,968     168,004,295   283,350,976
                         ------------   -----------     -----------         -----------    ------------  ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............         44,174       156,463          14,615               4,516         111,787        25,519
Payable for
 policy-related
 transactions.........             --            --          15,385                  --              --            --
                         ------------   -----------     -----------         -----------    ------------  ------------
   Total liabilities..         44,174       156,463          30,000               4,516         111,787        25,519
                         ------------   -----------     -----------         -----------    ------------  ------------
NET ASSETS............   $231,105,279   $41,255,950     $59,296,417         $16,461,452    $167,892,508  $283,325,457
                         ============   ===========     ===========         ===========    ============  ============

NET ASSETS:
Accumulation Unit
 Value................   $231,103,132   $41,252,371     $59,293,023         $16,453,302    $167,885,811  $283,322,725
Retained by AXA
 Equitable in
 Separate Account A...          2,147         3,579           3,394               8,150           6,697         2,732
                         ------------   -----------     -----------         -----------    ------------  ------------
TOTAL NET ASSETS......   $231,105,279   $41,255,950     $59,296,417         $16,461,452    $167,892,508  $283,325,457
                         ============   ===========     ===========         ===========    ============  ============

Investments in
 shares of the
 Portfolios, at cost..   $184,087,223   $31,302,705     $42,601,320         $13,671,888    $116,566,295  $182,183,157
The Portfolios
 shares held
   Class B............     17,714,174     2,942,145       4,220,252           1,889,794      13,618,354    11,612,127

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT  EQ/MFS INTERNATIONAL  EQ/MID CAP  EQ/MID CAP
                       VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*       GROWTH*           INDEX*    VALUE PLUS*
                       ------------ ------------ --------------- -------------------- ------------ ------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value........... $52,864,276  $849,554,488   $46,536,944       $97,519,183      $434,867,750 $518,812,429
Receivable for
 shares of the
 Portfolios sold......          --            --            --                --                --       17,291
Receivable for
 policy-related
 transactions.........      96,565            --        19,078           140,512           112,559           --
                       -----------  ------------   -----------       -----------      ------------ ------------
   Total assets.......  52,960,841   849,554,488    46,556,022        97,659,695       434,980,309  518,829,720
                       -----------  ------------   -----------       -----------      ------------ ------------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............      96,565        53,893        19,078           140,512           112,559           --
Payable for
 policy-related
 transactions.........          --       176,107            --                --                --       27,291
                       -----------  ------------   -----------       -----------      ------------ ------------
   Total liabilities..      96,565       230,000        19,078           140,512           112,559       27,291
                       -----------  ------------   -----------       -----------      ------------ ------------
NET ASSETS............ $52,864,276  $849,324,488   $46,536,944       $97,519,183      $434,867,750 $518,802,429
                       ===========  ============   ===========       ===========      ============ ============

NET ASSETS:
Accumulation Unit
 Value................ $52,859,144  $845,340,043   $46,531,354       $97,506,188      $434,849,978 $518,798,947
Contracts in payout
 (annuitization)
 period...............          --     3,979,705            --                --                --           --
Retained by AXA
 Equitable in
 Separate Account A...       5,132         4,740         5,590            12,995            17,772        3,482
                       -----------  ------------   -----------       -----------      ------------ ------------
TOTAL NET ASSETS...... $52,864,276  $849,324,488   $46,536,944       $97,519,183      $434,867,750 $518,802,429
                       ===========  ============   ===========       ===========      ============ ============

Investments in
 shares of the
 Portfolios, at cost.. $39,260,687  $608,051,245   $42,143,669       $84,996,614      $267,837,251 $306,046,919
The Portfolios
 shares held
   Class A............          --    52,898,258            --                --                --           --
   Class B............   6,913,299     6,573,514     3,425,889        13,197,265        35,387,091   37,426,343

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                          EQ/MORGAN                                  EQ/PIMCO GLOBAL
                                          EQ/MONTAG &    STANLEY MID  EQ/MUTUAL LARGE EQ/OPPENHEIMER   REAL RETURN
                       EQ/MONEY MARKET* CALDWELL GROWTH* CAP GROWTH*    CAP EQUITY*      GLOBAL*       PORTFOLIO*
                       ---------------- ---------------- ------------ --------------- -------------- ---------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $87,066,461      $44,615,251    $290,117,817   $30,656,892    $89,651,550     $2,380,970
Receivable for
 policy-related
 transactions.........            --           17,384          79,489         1,314         94,931          5,637
                         -----------      -----------    ------------   -----------    -----------     ----------
   Total assets.......    87,066,461       44,632,635     290,197,306    30,658,206     89,746,481      2,386,607
                         -----------      -----------    ------------   -----------    -----------     ----------
LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............       409,788           17,384          79,489         1,314         94,931          5,637
Payable for
 policy-related
 transactions.........        15,214               --              --            --             --             --
                         -----------      -----------    ------------   -----------    -----------     ----------
   Total liabilities..       425,002           17,384          79,489         1,314         94,931          5,637
                         -----------      -----------    ------------   -----------    -----------     ----------
NET ASSETS............   $86,641,459      $44,615,251    $290,117,817   $30,656,892    $89,651,550     $2,380,970
                         ===========      ===========    ============   ===========    ===========     ==========

NET ASSETS:
Accumulation Unit
 Value................   $86,203,709      $44,612,212    $290,113,024   $30,649,256    $89,647,514     $2,380,733
Contracts in payout
 (annuitization)
 period...............       383,214               --              --            --             --             --
Retained by AXA
 Equitable in
 Separate Account A...        54,536            3,039           4,793         7,636          4,036            237
                         -----------      -----------    ------------   -----------    -----------     ----------
TOTAL NET ASSETS......   $86,641,459      $44,615,251    $290,117,817   $30,656,892    $89,651,550     $2,380,970
                         ===========      ===========    ============   ===========    ===========     ==========

Investments in
 shares of the
 Portfolios, at cost..   $87,080,022      $37,989,696    $242,812,212   $21,547,393    $71,500,448     $2,415,935
The Portfolios
 shares held
   Class A............    54,943,279               --              --            --             --             --
   Class B............    32,094,829        5,842,329      14,343,737     2,544,779      6,347,115        253,305

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                       EQ/PIMCO ULTRA EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH &
                        SHORT BOND*        PLUS*           INDEX*       GROWTH STOCK*   GLOBAL EQUITY*     INCOME*
                       -------------- --------------- ---------------- ---------------- -------------- ---------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........  $107,038,895   $108,734,576     $250,872,109     $298,055,104    $45,448,091     $25,154,175
Receivable for
 shares of the
 Portfolios sold......        44,146        299,442               --               --         40,637              --
Receivable for
 policy-related
 transactions.........            --             --          106,317          188,262             --           3,895
                        ------------   ------------     ------------     ------------    -----------     -----------
   Total assets.......   107,083,041    109,034,018      250,978,426      298,243,366     45,488,728      25,158,070
                        ------------   ------------     ------------     ------------    -----------     -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............            --             --          121,317          188,262             --           3,895
Payable for
 policy-related
 transactions.........        44,146        399,442               --               --         58,637              --
                        ------------   ------------     ------------     ------------    -----------     -----------
   Total liabilities..        44,146        399,442          121,317          188,262         58,637           3,895
                        ------------   ------------     ------------     ------------    -----------     -----------
NET ASSETS............  $107,038,895   $108,634,576     $250,857,109     $298,055,104    $45,430,091     $25,154,175
                        ============   ============     ============     ============    ===========     ===========

NET ASSETS:
Accumulation Unit
 Value................  $107,030,625   $108,007,950     $250,855,033     $298,052,276    $45,428,187     $25,153,841
Contracts in payout
 (annuitization)
 period...............            --        623,002               --               --             --              --
Retained by AXA
 Equitable in
 Separate Account A...         8,270          3,624            2,076            2,828          1,904             334
                        ------------   ------------     ------------     ------------    -----------     -----------
TOTAL NET ASSETS......  $107,038,895   $108,634,576     $250,857,109     $298,055,104    $45,430,091     $25,154,175
                        ============   ============     ============     ============    ===========     ===========

Investments in
 shares of the
 Portfolios, at cost..  $107,705,860   $118,546,384     $195,670,020     $201,834,679    $34,667,837     $18,740,529
The Portfolios
 shares held
   Class A............        15,774      9,989,458               --               --             --              --
   Class B............    10,783,314      2,990,950       20,434,920        9,008,032      3,943,175       2,917,308

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                 FIDELITY(R) VIP                                                                INVESCO V.I.
                  EQ/WELLS FARGO  CONTRAFUND(R)  FIDELITY(R) VIP EQUITY- FIDELITY(R) VIP MID GOLDMAN SACHS VIT   DIVERSIFIED
                  OMEGA GROWTH*     PORTFOLIO       INCOME PORTFOLIO        CAP PORTFOLIO    MID CAP VALUE FUND DIVIDEND FUND
                  -------------- --------------- ----------------------- ------------------- ------------------ -------------
ASSETS:

 Investments
 in
 shares
 of the
 Portfolios,
 at fair
 value...........  $197,692,474   $215,379,874         $4,068,007            $15,879,359        $24,062,810      $3,549,698

 Receivable
 for
 policy-related
 transactions....            --        172,792              6,748                 15,446             78,465          16,025
                   ------------   ------------         ----------            -----------        -----------      ----------
   Total
    assets.......   197,692,474    215,552,666          4,074,755             15,894,805         24,141,275       3,565,723
                   ------------   ------------         ----------            -----------        -----------      ----------

LIABILITIES:
Payable
 for
 shares
 of the
 Portfolios
 purchased.......         3,526        177,502              6,748                 15,446             74,165          15,750
Payable
 for
 policy-related
 transactions....        26,474             --                 --                     --                 --              --
                   ------------   ------------         ----------            -----------        -----------      ----------
   Total
    liabilities..        30,000        177,502              6,748                 15,446             74,165          15,750
                   ------------   ------------         ----------            -----------        -----------      ----------
NET ASSETS.......  $197,662,474   $215,375,164         $4,068,007            $15,879,359        $24,067,110      $3,549,973
                   ============   ============         ==========            ===========        ===========      ==========

NET
ASSETS:

 Accumulation
 Unit
 Value...........  $197,650,424   $215,365,205         $4,065,686            $15,877,895        $24,067,014      $3,549,960
Retained
 by AXA
 Equitable
 in
 Separate
 Account A.......        12,050          9,959              2,321                  1,464                 96              13
                   ------------   ------------         ----------            -----------        -----------      ----------
TOTAL NET
 ASSETS..........  $197,662,474   $215,375,164         $4,068,007            $15,879,359        $24,067,110      $3,549,973
                   ============   ============         ==========            ===========        ===========      ==========


 Investments
 in
 shares
 of the
 Portfolios,
 at cost.........  $185,481,110   $166,743,672         $3,785,846            $14,582,192        $21,701,407      $3,194,840
The
 Portfolios
 shares
 held
   Class B.......    16,443,292             --                 --                     --                 --              --
   Series
    II...........            --             --                 --                     --                 --         170,249

    Service
    Class
    2............            --      6,377,846            177,798                446,049                 --              --

    Service
    Shares.......            --             --                 --                     --          1,289,540              --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                             INVESCO V.I.
                       INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                        REAL ESTATE FUND      YIELD FUND      GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                       ------------------- ----------------- ------------- -------------------- ------------------ -------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........     $42,221,297        $19,329,273     $31,602,411      $13,303,824          $7,509,249      $33,773,055
Receivable for
 policy-related
 transactions.........          32,712             21,286          28,484           10,083              11,109           62,343
                           -----------        -----------     -----------      -----------          ----------      -----------
   Total assets.......      42,254,009         19,350,559      31,630,895       13,313,907           7,520,358       33,835,398
                           -----------        -----------     -----------      -----------          ----------      -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............          33,032             21,286          28,484           10,083              11,109           62,343
                           -----------        -----------     -----------      -----------          ----------      -----------
   Total liabilities..          33,032             21,286          28,484           10,083              11,109           62,343
                           -----------        -----------     -----------      -----------          ----------      -----------
NET ASSETS............     $42,220,977        $19,329,273     $31,602,411      $13,303,824          $7,509,249      $33,773,055
                           ===========        ===========     ===========      ===========          ==========      ===========

NET ASSETS:
Accumulation Unit
 Value................     $42,219,929        $19,329,043     $31,602,399      $13,303,442          $7,508,092      $33,769,202
Retained by AXA
 Equitable in
 Separate Account A...           1,048                230              12              382               1,157            3,853
                           -----------        -----------     -----------      -----------          ----------      -----------
TOTAL NET ASSETS......     $42,220,977        $19,329,273     $31,602,411      $13,303,824          $7,509,249      $33,773,055
                           ===========        ===========     ===========      ===========          ==========      ===========

Investments in
 shares of the
 Portfolios, at cost..     $42,549,939        $19,142,596     $26,805,352      $11,298,440          $5,786,782      $28,654,625
The Portfolios
 shares held
   Common Shares......              --                 --              --               --                  --        4,500,793
   Series II..........       2,833,644          3,409,043         906,032          889,888             302,183               --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                  IVY FUNDS VIP HIGH IVY FUNDS VIP MID IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                        INCOME          CAP GROWTH         CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                  ------------------ ----------------- ------------------- ----------------- --------------- ----------------
ASSETS:

 Investments
 in
 shares
 of the
 Portfolios,
 at fair
 value...........    $134,007,852       $63,276,196        $10,230,558       $116,169,987     $125,058,991      $8,910,125

 Receivable
 for
 shares
 of the
 Portfolios
 sold............              --            27,311             52,912                 --               --              --

 Receivable
 for
 policy-related
 transactions....         149,074                --                 --            101,116          255,151          14,173
                     ------------       -----------        -----------       ------------     ------------      ----------
   Total
    assets.......     134,156,926        63,303,507         10,283,470        116,271,103      125,314,142       8,924,298
                     ------------       -----------        -----------       ------------     ------------      ----------

LIABILITIES:
Payable
 for
 shares
 of the
 Portfolios
 purchased.......         149,074                --                 --            121,116          255,151          14,173
Payable
 for
 policy-related
 transactions....              --            27,311             52,912                 --               --              --
                     ------------       -----------        -----------       ------------     ------------      ----------
   Total
    liabilities..         149,074            27,311             52,912            121,116          255,151          14,173
                     ------------       -----------        -----------       ------------     ------------      ----------
NET ASSETS.......    $134,007,852       $63,276,196        $10,230,558       $116,149,987     $125,058,991      $8,910,125
                     ============       ===========        ===========       ============     ============      ==========

NET
ASSETS:

 Accumulation
 Unit
 Value...........    $134,006,288       $63,271,405        $10,227,262       $116,148,391     $125,057,988      $8,909,942
Retained
 by AXA
 Equitable
 in
 Separate
 Account A.......           1,564             4,791              3,296              1,596            1,003             183
                     ------------       -----------        -----------       ------------     ------------      ----------
TOTAL NET
 ASSETS..........    $134,007,852       $63,276,196        $10,230,558       $116,149,987     $125,058,991      $8,910,125
                     ============       ===========        ===========       ============     ============      ==========


 Investments
 in
 shares
 of the
 Portfolios,
 at cost.........    $126,133,754       $53,345,111        $ 8,252,146       $114,774,970     $103,138,129      $7,494,314
The
 Portfolios
 shares
 held
   Common
    Shares.......      33,536,338         5,900,814            743,667                 --               --              --

    Service
    Class........              --                --                 --                 --        5,795,134         595,597

    Service
    Shares.......              --                --                 --          5,400,743               --              --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                                           MULTIMANAGER
                       MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL
                         TRUST SERIES       PORTFOLIO          SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*
                       ---------------- ----------------- ---------------- ------------------ ------------ -------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $10,673,463       $30,431,494      $66,413,693       $639,430,966    $135,126,404  $59,495,543
Receivable for
 shares of the
 Portfolios sold......            --                --               --            158,361         125,697           --
Receivable for
 policy-related
 transactions.........        13,513            53,375           71,948             78,147              --       18,966
                         -----------       -----------      -----------       ------------    ------------  -----------
   Total assets.......    10,686,976        30,484,869       66,485,641        639,667,474     135,252,101   59,514,509
                         -----------       -----------      -----------       ------------    ------------  -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............        13,513            53,375           71,948                 --              --       18,966
Payable for
 policy-related
 transactions.........            --                --               --                 --         295,697           --
                         -----------       -----------      -----------       ------------    ------------  -----------
   Total liabilities..        13,513            53,375           71,948                 --         295,697       18,966
                         -----------       -----------      -----------       ------------    ------------  -----------
NET ASSETS............   $10,673,463       $30,431,494      $66,413,693       $639,667,474    $134,956,404  $59,495,543
                         ===========       ===========      ===========       ============    ============  ===========

NET ASSETS:
Accumulation Unit
 Value................   $10,673,236       $30,429,745      $66,413,444       $638,565,890    $134,944,944  $59,490,841
Contracts in payout
 (annuitization)
 period...............            --                --               --          1,101,477              --           --
Retained by AXA
 Equitable in
 Separate Account A...           227             1,749              249                107          11,460        4,702
                         -----------       -----------      -----------       ------------    ------------  -----------
TOTAL NET ASSETS......   $10,673,463       $30,431,494      $66,413,693       $639,667,474    $134,956,404  $59,495,543
                         ===========       ===========      ===========       ============    ============  ===========

Investments in
 shares of the
 Portfolios, at cost..   $ 8,470,807       $23,947,972      $59,719,833       $476,941,406    $143,012,882  $50,351,961
The Portfolios
 shares held
   Class A............            --                --               --         15,334,274              --           --
   Class B............            --                --               --            672,476      13,657,195    4,953,262
   Service Class......       359,134         2,940,241        2,110,381                 --              --           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                        MULTIMANAGER                                                     MULTIMANAGER MULTIMANAGER
                       LARGE CAP CORE   MULTIMANAGER   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR  SMALL CAP
                          EQUITY*     LARGE CAP VALUE*   CAP GROWTH*       CAP VALUE*       BOND*       GROWTH*
                       -------------- ---------------- ---------------- ---------------- ------------ ------------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........  $14,376,984     $57,542,919      $83,408,408      $69,969,823    $107,315,482 $58,189,788
Receivable for
 shares of the
 Portfolios sold......           --           2,622               --               --              --          --
Receivable for
 policy-related
 transactions.........        2,767              --           18,565           22,046              --          --
                        -----------     -----------      -----------      -----------    ------------ -----------
   Total assets.......   14,379,751      57,545,541       83,426,973       69,991,869     107,315,482  58,189,788
                        -----------     -----------      -----------      -----------    ------------ -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............        2,767              --           18,565           22,046           7,060       7,870
Payable for
 policy-related
 transactions.........           --           2,622               --               --          57,940     187,130
                        -----------     -----------      -----------      -----------    ------------ -----------
   Total liabilities..        2,767           2,622           18,565           22,046          65,000     195,000
                        -----------     -----------      -----------      -----------    ------------ -----------
NET ASSETS............  $14,376,984     $57,542,919      $83,408,408      $69,969,823    $107,250,482 $57,994,788
                        ===========     ===========      ===========      ===========    ============ ===========

NET ASSETS:
Accumulation Unit
 Value................  $14,367,448     $57,524,902      $83,388,516      $69,948,210    $106,837,054 $57,989,944
Contracts in payout
 (annuitization)
 period...............           --              --               --               --         399,926          --
Retained by AXA
 Equitable in
 Separate Account A...        9,536          18,017           19,892           21,613          13,502       4,844
                        -----------     -----------      -----------      -----------    ------------ -----------
TOTAL NET ASSETS......  $14,376,984     $57,542,919      $83,408,408      $69,969,823    $107,250,482 $57,994,788
                        ===========     ===========      ===========      ===========    ============ ===========

Investments in
 shares of the
 Portfolios, at cost..  $ 9,740,191     $38,513,626      $72,171,007      $49,277,556    $120,928,373 $41,293,588
The Portfolios
 shares held
   Class A............           --              --               --               --      20,451,816          --
   Class B............    1,007,876       4,233,130        8,624,948        5,291,621       7,421,491   4,750,041

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                PIMCO
                         MULTIMANAGER   MULTIMANAGER OPPENHEIMER MAIN  COMMODITY REAL RETURN(R) TARGET 2015 TARGET 2025
                       SMALL CAP VALUE* TECHNOLOGY*  STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION* ALLOCATION*
                       ---------------- ------------ ----------------- ------------------------ ----------- -----------
ASSETS:
Investments in
 shares of the
 Portfolios, at
 fair value...........   $148,194,580   $137,463,272    $1,126,602            $4,780,942        $25,201,041 $45,634,331
Receivable for
 shares of the
 Portfolios sold......             --        148,804            --                    --                 --          --
Receivable for
 policy-related
 transactions.........             --             --         6,895                 4,527             14,580      33,568
                         ------------   ------------    ----------            ----------        ----------- -----------
   Total assets.......    148,194,580    137,612,076     1,133,497             4,785,469         25,215,621  45,667,899
                         ------------   ------------    ----------            ----------        ----------- -----------

LIABILITIES:
Payable for shares
 of the Portfolios
 purchased............          1,965             --         6,895                 4,527             14,580      33,568
Payable for
 policy-related
 transactions.........         68,035        148,804            --                    --                 --          --
                         ------------   ------------    ----------            ----------        ----------- -----------
   Total liabilities..         70,000        148,804         6,895                 4,527             14,580      33,568
                         ------------   ------------    ----------            ----------        ----------- -----------
NET ASSETS............   $148,124,580   $137,463,272    $1,126,602            $4,780,942        $25,201,041 $45,634,331
                         ============   ============    ==========            ==========        =========== ===========

NET ASSETS:
Accumulation Unit
 Value................   $148,119,955   $137,446,839    $1,126,277            $4,780,612        $25,198,213 $45,631,221
Retained by AXA
 Equitable in
 Separate Account A...          4,625         16,433           325                   330              2,828       3,110
                         ------------   ------------    ----------            ----------        ----------- -----------
TOTAL NET ASSETS......   $148,124,580   $137,463,272    $1,126,602            $4,780,942        $25,201,041 $45,634,331
                         ============   ============    ==========            ==========        =========== ===========

Investments in
 shares of the
 Portfolios, at cost..   $ 92,249,499   $ 99,741,076    $  891,958            $5,517,813        $23,353,420 $38,721,771
The Portfolios
 shares held
   Advisor Class......             --             --            --               790,238                 --          --
   Class B............      9,158,302      7,331,284            --                    --          2,533,470   4,275,513
   Service Class......             --             --        36,354                    --                 --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                    TARGET 2035 TARGET 2045   TEMPLETON GLOBAL   VAN ECK VIP GLOBAL
                                    ALLOCATION* ALLOCATION* BOND SECURITIES FUND  HARD ASSETS FUND
                                    ----------- ----------- -------------------- ------------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $41,698,623 $30,986,872     $27,076,852         $18,653,758
Receivable for policy-related
 transactions......................       2,425      79,088          44,214              21,030
                                    ----------- -----------     -----------         -----------
   Total assets....................  41,701,048  31,065,960      27,121,066          18,674,788
                                    ----------- -----------     -----------         -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      12,425      79,088          44,104              18,830
                                    ----------- -----------     -----------         -----------
   Total liabilities...............      12,425      79,088          44,104              18,830
                                    ----------- -----------     -----------         -----------
NET ASSETS......................... $41,688,623 $30,986,872     $27,076,962         $18,655,958
                                    =========== ===========     ===========         ===========

NET ASSETS:
Accumulation Unit Value............ $41,685,476 $30,985,860     $27,076,953         $18,655,827
Retained by AXA Equitable in
 Separate Account A................       3,147       1,012               9                 131
                                    ----------- -----------     -----------         -----------
TOTAL NET ASSETS................... $41,688,623 $30,986,872     $27,076,962         $18,655,958
                                    =========== ===========     ===========         ===========

Investments in shares of the
 Portfolios, at cost............... $34,302,981 $25,190,859     $27,412,708         $17,271,080
The Portfolios shares held
   Class B.........................   3,838,577   2,888,919              --                  --
   Class S.........................          --          --              --             610,598
   Class 2.........................          --          --       1,455,745                  --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                         UNITS
                                                  CONTRACT                            OUTSTANDING
                                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                  -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25......................   0.50%        B          $108.13         1
ALL ASSET AGGRESSIVE-ALT 25......................   0.90%        B          $107.85        --
ALL ASSET AGGRESSIVE-ALT 25......................   0.95%        B          $107.82        --
ALL ASSET AGGRESSIVE-ALT 25......................   1.10%        B          $107.71        --
ALL ASSET AGGRESSIVE-ALT 25......................   1.20%        B          $107.64         3
ALL ASSET AGGRESSIVE-ALT 25......................   1.34%        B          $107.54         7

ALL ASSET GROWTH-ALT 20..........................   0.50%        B          $145.58        --
ALL ASSET GROWTH-ALT 20..........................   0.70%        B          $144.32        --
ALL ASSET GROWTH-ALT 20..........................   0.90%        B          $143.08        10
ALL ASSET GROWTH-ALT 20..........................   0.95%        B          $142.77         8
ALL ASSET GROWTH-ALT 20..........................   1.00%        B          $142.46         3
ALL ASSET GROWTH-ALT 20..........................   1.10%        B          $141.84         9
ALL ASSET GROWTH-ALT 20..........................   1.20%        B          $141.22       137
ALL ASSET GROWTH-ALT 20..........................   1.25%        B          $140.91        24
ALL ASSET GROWTH-ALT 20..........................   1.34%        B          $140.36       165
ALL ASSET GROWTH-ALT 20..........................   1.45%        B          $139.69        --

ALL ASSET MODERATE GROWTH-ALT 15.................   0.50%        B          $104.60        --
ALL ASSET MODERATE GROWTH-ALT 15.................   0.90%        B          $104.33        --
ALL ASSET MODERATE GROWTH-ALT 15.................   1.10%        B          $104.19        --
ALL ASSET MODERATE GROWTH-ALT 15.................   1.20%        B          $104.12         1
ALL ASSET MODERATE GROWTH-ALT 15.................   1.25%        B          $104.09        --
ALL ASSET MODERATE GROWTH-ALT 15.................   1.34%        B          $104.03         2

AMERICAN CENTURY VP MID CAP VALUE FUND...........   0.50%     CLASS II      $156.84         1
AMERICAN CENTURY VP MID CAP VALUE FUND...........   0.70%     CLASS II      $155.68        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........   0.80%     CLASS II      $155.10        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........   0.90%     CLASS II      $154.53         1
AMERICAN CENTURY VP MID CAP VALUE FUND...........   1.00%     CLASS II      $153.95        --
AMERICAN CENTURY VP MID CAP VALUE FUND...........   1.10%     CLASS II      $153.38         1
AMERICAN CENTURY VP MID CAP VALUE FUND...........   1.20%     CLASS II      $152.80        56

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.50%     CLASS 4       $ 96.75         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.70%     CLASS 4       $ 96.62        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.80%     CLASS 4       $ 96.56        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.90%     CLASS 4       $ 96.50         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   0.95%     CLASS 4       $ 96.47        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   1.10%     CLASS 4       $ 96.37        --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   1.20%     CLASS 4       $ 96.31         5
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   1.25%     CLASS 4       $ 96.28         2
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.   1.34%     CLASS 4       $ 96.22         5

AXA AGGRESSIVE ALLOCATION........................   0.50%        B          $183.82         2
AXA AGGRESSIVE ALLOCATION........................   0.70%        B          $180.07         7
AXA AGGRESSIVE ALLOCATION........................   0.80%        B          $218.10        --
AXA AGGRESSIVE ALLOCATION........................   0.90%        B          $176.39       255
AXA AGGRESSIVE ALLOCATION........................   0.95%        B          $175.48       102
AXA AGGRESSIVE ALLOCATION........................   1.00%        B          $174.58         2
AXA AGGRESSIVE ALLOCATION........................   1.10%        B          $172.77       111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION........   1.20%         B         $170.99        676
AXA AGGRESSIVE ALLOCATION........   1.25%         B         $105.23         53
AXA AGGRESSIVE ALLOCATION........   1.30%         B         $118.44         25
AXA AGGRESSIVE ALLOCATION........   1.34%         B         $168.52      1,966
AXA AGGRESSIVE ALLOCATION........   1.35%         B         $168.35          1
AXA AGGRESSIVE ALLOCATION........   1.45%         B         $166.61          1

AXA BALANCED STRATEGY............   1.10%         A         $130.79         --
AXA BALANCED STRATEGY............   1.25%         A         $129.94          2
AXA BALANCED STRATEGY............   0.50%         B         $117.41         --
AXA BALANCED STRATEGY............   0.70%         B         $117.03         --
AXA BALANCED STRATEGY............   0.90%         B         $116.64          3
AXA BALANCED STRATEGY............   0.95%         B         $116.54          2
AXA BALANCED STRATEGY............   1.00%         B         $116.45         --
AXA BALANCED STRATEGY............   1.10%         B         $116.25          1
AXA BALANCED STRATEGY............   1.20%         B         $116.06         16
AXA BALANCED STRATEGY............   1.25%         B         $115.96         13
AXA BALANCED STRATEGY............   1.25%         B         $139.17         82
AXA BALANCED STRATEGY............   1.30%         B         $138.86        440
AXA BALANCED STRATEGY............   1.34%         B         $115.79         40
AXA BALANCED STRATEGY............   1.45%         B         $115.58          1

AXA CONSERVATIVE ALLOCATION......   0.50%         B         $138.73          4
AXA CONSERVATIVE ALLOCATION......   0.70%         B         $135.89          2
AXA CONSERVATIVE ALLOCATION......   0.90%         B         $133.12         46
AXA CONSERVATIVE ALLOCATION......   0.95%         B         $132.43         68
AXA CONSERVATIVE ALLOCATION......   1.00%         B         $131.75         --
AXA CONSERVATIVE ALLOCATION......   1.10%         B         $130.39         39
AXA CONSERVATIVE ALLOCATION......   1.20%         B         $129.04        211
AXA CONSERVATIVE ALLOCATION......   1.25%         B         $111.13        214
AXA CONSERVATIVE ALLOCATION......   1.30%         B         $114.32         20
AXA CONSERVATIVE ALLOCATION......   1.34%         B         $127.18        384
AXA CONSERVATIVE ALLOCATION......   1.35%         B         $127.05         --
AXA CONSERVATIVE ALLOCATION......   1.45%         B         $125.74         --

AXA CONSERVATIVE GROWTH STRATEGY.   0.50%         B         $113.48         --
AXA CONSERVATIVE GROWTH STRATEGY.   0.90%         B         $112.73          1
AXA CONSERVATIVE GROWTH STRATEGY.   0.95%         B         $112.63          3
AXA CONSERVATIVE GROWTH STRATEGY.   1.10%         B         $112.35          1
AXA CONSERVATIVE GROWTH STRATEGY.   1.20%         B         $112.17          9
AXA CONSERVATIVE GROWTH STRATEGY.   1.25%         B         $112.07         14
AXA CONSERVATIVE GROWTH STRATEGY.   1.25%         B         $132.48         19
AXA CONSERVATIVE GROWTH STRATEGY.   1.30%         B         $132.18         57
AXA CONSERVATIVE GROWTH STRATEGY.   1.34%         B         $111.91         14

AXA CONSERVATIVE STRATEGY........   0.70%         B         $105.46         --
AXA CONSERVATIVE STRATEGY........   0.90%         B         $105.11          1
AXA CONSERVATIVE STRATEGY........   0.95%         B         $105.02          1
AXA CONSERVATIVE STRATEGY........   1.10%         B         $104.76         --
AXA CONSERVATIVE STRATEGY........   1.20%         B         $104.59         11
AXA CONSERVATIVE STRATEGY........   1.25%         B         $104.50          5
AXA CONSERVATIVE STRATEGY........   1.25%         B         $118.18          7
AXA CONSERVATIVE STRATEGY........   1.30%         B         $117.91         24
AXA CONSERVATIVE STRATEGY........   1.34%         B         $104.34         11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
AXA CONSERVATIVE-PLUS ALLOCATION.   0.50%         B         $149.73          7
AXA CONSERVATIVE-PLUS ALLOCATION.   0.70%         B         $146.67          4
AXA CONSERVATIVE-PLUS ALLOCATION.   0.80%         B         $153.04         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.90%         B         $143.67         96
AXA CONSERVATIVE-PLUS ALLOCATION.   0.95%         B         $142.93         48
AXA CONSERVATIVE-PLUS ALLOCATION.   1.00%         B         $142.20         --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.10%         B         $140.73         49
AXA CONSERVATIVE-PLUS ALLOCATION.   1.20%         B         $139.27        422
AXA CONSERVATIVE-PLUS ALLOCATION.   1.25%         B         $110.55        122
AXA CONSERVATIVE-PLUS ALLOCATION.   1.30%         B         $116.47         22
AXA CONSERVATIVE-PLUS ALLOCATION.   1.34%         B         $137.27        725
AXA CONSERVATIVE-PLUS ALLOCATION.   1.35%         B         $137.12         --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.45%         B         $135.70         --

AXA GROWTH STRATEGY..............   1.10%         A         $142.43          6
AXA GROWTH STRATEGY..............   1.25%         A         $141.50          3

AXA MODERATE ALLOCATION+.........   0.70%         A         $200.42         16
AXA MODERATE ALLOCATION..........   0.90%         A         $237.66        215
AXA MODERATE ALLOCATION+.........   0.90%         A         $237.67         33
AXA MODERATE ALLOCATION..........   1.20%         A         $208.32         67
AXA MODERATE ALLOCATION+.........   1.34%         A         $ 74.81     13,487
AXA MODERATE ALLOCATION..........   1.35%         A         $243.67        983
AXA MODERATE ALLOCATION..........   1.35%         A         $245.21         26
AXA MODERATE ALLOCATION..........   1.45%         A         $155.88          4
AXA MODERATE ALLOCATION..........   0.40%         B         $115.38         30
AXA MODERATE ALLOCATION..........   0.50%         B         $144.28         43
AXA MODERATE ALLOCATION..........   0.80%         B         $163.80         --
AXA MODERATE ALLOCATION+.........   0.90%         B         $149.58         11
AXA MODERATE ALLOCATION..........   0.90%         B         $166.46         78
AXA MODERATE ALLOCATION..........   0.95%         B         $148.51        192
AXA MODERATE ALLOCATION..........   1.00%         B         $163.77          3
AXA MODERATE ALLOCATION..........   1.10%         B         $145.31        204
AXA MODERATE ALLOCATION..........   1.20%         B         $156.72      1,595
AXA MODERATE ALLOCATION..........   1.25%         B         $107.53        362
AXA MODERATE ALLOCATION..........   1.30%         B         $116.55        113

AXA MODERATE GROWTH STRATEGY.....   0.50%         B         $121.46         --
AXA MODERATE GROWTH STRATEGY.....   0.70%         B         $121.06         --
AXA MODERATE GROWTH STRATEGY.....   0.90%         B         $120.66          3
AXA MODERATE GROWTH STRATEGY.....   0.95%         B         $120.56          1
AXA MODERATE GROWTH STRATEGY.....   1.00%         B         $120.46         --
AXA MODERATE GROWTH STRATEGY.....   1.10%         B         $120.26          2
AXA MODERATE GROWTH STRATEGY.....   1.20%         B         $120.06         39
AXA MODERATE GROWTH STRATEGY.....   1.25%         B         $119.96         19
AXA MODERATE GROWTH STRATEGY.....   1.34%         B         $119.78         39
AXA MODERATE GROWTH STRATEGY.....   1.45%         B         $119.56         --

AXA MODERATE-PLUS ALLOCATION.....   0.50%         B         $176.00          7
AXA MODERATE-PLUS ALLOCATION.....   0.70%         B         $172.40         17
AXA MODERATE-PLUS ALLOCATION.....   0.80%         B         $189.58         --
AXA MODERATE-PLUS ALLOCATION.....   0.90%         B         $168.88        393
AXA MODERATE-PLUS ALLOCATION.....   0.95%         B         $168.01        292
AXA MODERATE-PLUS ALLOCATION.....   1.00%         B         $167.14          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION.......   1.10%         B         $165.42        215
AXA MODERATE-PLUS ALLOCATION.......   1.20%         B         $163.71      1,339
AXA MODERATE-PLUS ALLOCATION.......   1.25%         B         $108.05        197
AXA MODERATE-PLUS ALLOCATION.......   1.30%         B         $118.71        117
AXA MODERATE-PLUS ALLOCATION.......   1.34%         B         $161.35      4,007
AXA MODERATE-PLUS ALLOCATION.......   1.35%         B         $161.18          5
AXA MODERATE-PLUS ALLOCATION.......   1.45%         B         $159.51          1

AXA TACTICAL MANAGER 400...........   0.40%         B         $137.65          1
AXA TACTICAL MANAGER 400...........   0.70%         B         $165.35         --
AXA TACTICAL MANAGER 400...........   0.90%         B         $145.56         --
AXA TACTICAL MANAGER 400...........   0.90%         B         $164.25          1
AXA TACTICAL MANAGER 400...........   0.95%         B         $163.97          2
AXA TACTICAL MANAGER 400...........   1.10%         B         $144.48          1
AXA TACTICAL MANAGER 400...........   1.20%         B         $143.94         15
AXA TACTICAL MANAGER 400...........   1.20%         B         $162.60         --
AXA TACTICAL MANAGER 400...........   1.25%         B         $162.33          1
AXA TACTICAL MANAGER 400...........   1.34%         B         $161.84         19

AXA TACTICAL MANAGER 500...........   0.50%         B         $147.73         --
AXA TACTICAL MANAGER 500...........   0.70%         B         $163.76         --
AXA TACTICAL MANAGER 500...........   0.80%         B         $146.09         --
AXA TACTICAL MANAGER 500...........   0.90%         B         $145.55          1
AXA TACTICAL MANAGER 500...........   0.90%         B         $162.66          1
AXA TACTICAL MANAGER 500...........   0.95%         B         $162.39          3
AXA TACTICAL MANAGER 500...........   1.10%         B         $144.47          1
AXA TACTICAL MANAGER 500...........   1.20%         B         $143.93         27
AXA TACTICAL MANAGER 500...........   1.20%         B         $161.03          1
AXA TACTICAL MANAGER 500...........   1.25%         B         $160.76          4
AXA TACTICAL MANAGER 500...........   1.34%         B         $160.27         20

AXA TACTICAL MANAGER 2000..........   0.50%         B         $147.29         --
AXA TACTICAL MANAGER 2000..........   0.70%         B         $172.30         --
AXA TACTICAL MANAGER 2000..........   0.90%         B         $145.12         --
AXA TACTICAL MANAGER 2000..........   0.90%         B         $171.15          1
AXA TACTICAL MANAGER 2000..........   0.95%         B         $170.86          1
AXA TACTICAL MANAGER 2000..........   1.10%         B         $144.04          1
AXA TACTICAL MANAGER 2000..........   1.20%         B         $143.50          8
AXA TACTICAL MANAGER 2000..........   1.20%         B         $169.43         --
AXA TACTICAL MANAGER 2000..........   1.25%         B         $169.15          1
AXA TACTICAL MANAGER 2000..........   1.34%         B         $168.64         10

AXA TACTICAL MANAGER INTERNATIONAL.   0.50%         B         $122.23         --
AXA TACTICAL MANAGER INTERNATIONAL.   0.70%         B         $129.69         --
AXA TACTICAL MANAGER INTERNATIONAL.   0.90%         B         $120.42         --
AXA TACTICAL MANAGER INTERNATIONAL.   0.90%         B         $128.82          2
AXA TACTICAL MANAGER INTERNATIONAL.   0.95%         B         $128.61          2
AXA TACTICAL MANAGER INTERNATIONAL.   1.00%         B         $119.98         --
AXA TACTICAL MANAGER INTERNATIONAL.   1.10%         B         $119.53          1
AXA TACTICAL MANAGER INTERNATIONAL.   1.20%         B         $119.08         24
AXA TACTICAL MANAGER INTERNATIONAL.   1.20%         B         $127.53         --
AXA TACTICAL MANAGER INTERNATIONAL.   1.25%         B         $127.32          2
AXA TACTICAL MANAGER INTERNATIONAL.   1.34%         B         $126.93         23

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                       UNITS
                                                CONTRACT                            OUTSTANDING
                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                -------- --------------- ---------- -----------
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   0.50%         B         $119.94         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   0.70%         B         $119.54         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   0.90%         B         $119.15          1
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   0.95%         B         $119.05          2
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   1.10%         B         $118.75          4
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   1.20%         B         $118.56         18
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   1.25%         B         $118.46          8
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.   1.34%         B         $118.28         13

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.70%         A         $274.79          3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.90%         A         $342.12         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.20%         A         $325.25         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.34%         A         $317.66        992
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.35%         A         $317.12          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.45%         A         $229.03          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.50%         B         $179.90          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.70%         B         $295.19         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.80%         B         $324.88         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.90%         B         $241.96          5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   0.95%         B         $284.71         54
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.00%         B         $308.43         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.10%         B         $278.58          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.20%         B         $230.33        144
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.25%         B         $146.16         31
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........   1.30%         B         $175.39          5

EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   0.50%         B         $146.66          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   0.70%         B         $144.51         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   0.90%         B         $142.40          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   0.95%         B         $141.88          6
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.00%         B         $141.36         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.10%         B         $140.31          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.20%         B         $139.28         17
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.25%         B         $116.17          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.30%         B         $132.00          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.34%         B         $137.84        104
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........   1.45%         B         $136.72         --

EQ/BLACKROCK BASIC VALUE EQUITY................   0.50%         B         $216.10          3
EQ/BLACKROCK BASIC VALUE EQUITY................   0.70%         B         $267.66          9
EQ/BLACKROCK BASIC VALUE EQUITY................   0.80%         B         $250.33         --
EQ/BLACKROCK BASIC VALUE EQUITY................   0.90%         B         $253.48         10
EQ/BLACKROCK BASIC VALUE EQUITY................   0.90%         B         $259.45         75
EQ/BLACKROCK BASIC VALUE EQUITY................   0.95%         B         $215.08         92
EQ/BLACKROCK BASIC VALUE EQUITY................   1.00%         B         $255.44          1
EQ/BLACKROCK BASIC VALUE EQUITY................   1.10%         B         $251.47         34
EQ/BLACKROCK BASIC VALUE EQUITY................   1.20%         B         $245.68        457
EQ/BLACKROCK BASIC VALUE EQUITY................   1.20%         B         $247.55         67
EQ/BLACKROCK BASIC VALUE EQUITY................   1.25%         B         $119.67        183
EQ/BLACKROCK BASIC VALUE EQUITY................   1.30%         B         $135.56          7
EQ/BLACKROCK BASIC VALUE EQUITY................   1.34%         B         $313.62      1,345
EQ/BLACKROCK BASIC VALUE EQUITY................   1.35%         B         $241.80          7
EQ/BLACKROCK BASIC VALUE EQUITY................   1.45%         B         $236.25          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/BOSTON ADVISORS EQUITY INCOME.   0.50%         B         $176.55          6
EQ/BOSTON ADVISORS EQUITY INCOME.   0.70%         B         $173.30          1
EQ/BOSTON ADVISORS EQUITY INCOME.   0.80%         B         $251.44         --
EQ/BOSTON ADVISORS EQUITY INCOME.   0.90%         B         $170.11         24
EQ/BOSTON ADVISORS EQUITY INCOME.   0.95%         B         $169.32         29
EQ/BOSTON ADVISORS EQUITY INCOME.   1.00%         B         $168.54         --
EQ/BOSTON ADVISORS EQUITY INCOME.   1.10%         B         $166.97          9
EQ/BOSTON ADVISORS EQUITY INCOME.   1.20%         B         $165.42        120
EQ/BOSTON ADVISORS EQUITY INCOME.   1.25%         B         $118.51         30
EQ/BOSTON ADVISORS EQUITY INCOME.   1.30%         B         $133.61          6
EQ/BOSTON ADVISORS EQUITY INCOME.   1.34%         B         $163.27        424
EQ/BOSTON ADVISORS EQUITY INCOME.   1.35%         B         $163.12         --
EQ/BOSTON ADVISORS EQUITY INCOME.   1.45%         B         $161.60         --

EQ/CALVERT SOCIALLY RESPONSIBLE..   0.40%         B         $135.70          2
EQ/CALVERT SOCIALLY RESPONSIBLE..   0.50%         B         $116.81          1
EQ/CALVERT SOCIALLY RESPONSIBLE..   0.70%         B         $128.44          2
EQ/CALVERT SOCIALLY RESPONSIBLE..   0.90%         B         $124.77          7
EQ/CALVERT SOCIALLY RESPONSIBLE..   0.95%         B         $158.82          4
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.00%         B         $122.98         --
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.10%         B         $121.20          2
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.20%         B         $119.44         46
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.25%         B         $119.53          5
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.30%         B         $131.54          1
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.34%         B         $117.03        242
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.35%         B         $116.86         --
EQ/CALVERT SOCIALLY RESPONSIBLE..   1.45%         B         $149.27         --

EQ/CAPITAL GUARDIAN RESEARCH.....   0.70%         B         $197.44          2
EQ/CAPITAL GUARDIAN RESEARCH.....   0.90%         B         $191.81         14
EQ/CAPITAL GUARDIAN RESEARCH.....   0.95%         B         $190.43         42
EQ/CAPITAL GUARDIAN RESEARCH.....   1.10%         B         $186.33          4
EQ/CAPITAL GUARDIAN RESEARCH.....   1.20%         B         $183.63        166
EQ/CAPITAL GUARDIAN RESEARCH.....   1.25%         B         $128.72         94
EQ/CAPITAL GUARDIAN RESEARCH.....   1.30%         B         $140.41          1
EQ/CAPITAL GUARDIAN RESEARCH.....   1.34%         B         $179.93        825
EQ/CAPITAL GUARDIAN RESEARCH.....   1.35%         B         $179.67          2
EQ/CAPITAL GUARDIAN RESEARCH.....   1.45%         B         $177.07          1

EQ/COMMON STOCK INDEX............   0.70%         A         $204.53         22
EQ/COMMON STOCK INDEX+...........   0.74%         A         $655.45         53
EQ/COMMON STOCK INDEX+...........   0.74%         A         $709.98         21
EQ/COMMON STOCK INDEX............   0.90%         A         $286.97         50
EQ/COMMON STOCK INDEX............   1.20%         A         $233.12         27
EQ/COMMON STOCK INDEX............   1.35%         A         $356.11      1,071
EQ/COMMON STOCK INDEX............   1.35%         A         $372.07         23
EQ/COMMON STOCK INDEX+...........   1.40%         A         $464.93      3,759
EQ/COMMON STOCK INDEX............   1.45%         A         $142.67         16
EQ/COMMON STOCK INDEX............   0.40%         B         $134.54         11
EQ/COMMON STOCK INDEX............   0.50%         B         $131.22         --
EQ/COMMON STOCK INDEX............   0.80%         B         $262.29         --
EQ/COMMON STOCK INDEX............   0.90%         B         $137.15         15
EQ/COMMON STOCK INDEX............   0.90%         B         $153.49         50

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/COMMON STOCK INDEX...........   0.95%         B         $130.01        190
EQ/COMMON STOCK INDEX...........   1.00%         B         $223.39         --
EQ/COMMON STOCK INDEX...........   1.10%         B         $127.21         14
EQ/COMMON STOCK INDEX...........   1.20%         B         $143.46        527
EQ/COMMON STOCK INDEX...........   1.25%         B         $113.39         86
EQ/COMMON STOCK INDEX...........   1.30%         B         $126.42         15

EQ/CORE BOND INDEX..............   0.40%         B         $ 99.05          8
EQ/CORE BOND INDEX..............   0.50%         B         $126.94          4
EQ/CORE BOND INDEX..............   0.70%         B         $123.89          3
EQ/CORE BOND INDEX..............   0.90%         B         $120.91         26
EQ/CORE BOND INDEX..............   0.95%         B         $120.18        103
EQ/CORE BOND INDEX..............   1.00%         B         $119.45         --
EQ/CORE BOND INDEX..............   1.10%         B         $118.00         16
EQ/CORE BOND INDEX..............   1.20%         B         $116.56        134
EQ/CORE BOND INDEX..............   1.25%         B         $ 99.71         43
EQ/CORE BOND INDEX..............   1.30%         B         $ 99.74          5
EQ/CORE BOND INDEX..............   1.34%         B         $114.59        639
EQ/CORE BOND INDEX..............   1.35%         B         $114.45         --
EQ/CORE BOND INDEX..............   1.45%         B         $113.05         --

EQ/DAVIS NEW YORK VENTURE.......   0.50%         B         $121.26          1
EQ/DAVIS NEW YORK VENTURE.......   0.70%         B         $119.66          1
EQ/DAVIS NEW YORK VENTURE.......   0.90%         B         $118.07          5
EQ/DAVIS NEW YORK VENTURE.......   0.90%         B         $135.65         --
EQ/DAVIS NEW YORK VENTURE.......   0.95%         B         $117.68         13
EQ/DAVIS NEW YORK VENTURE.......   1.10%         B         $127.21         11
EQ/DAVIS NEW YORK VENTURE.......   1.20%         B         $115.72         76
EQ/DAVIS NEW YORK VENTURE.......   1.25%         B         $114.08         14
EQ/DAVIS NEW YORK VENTURE.......   1.30%         B         $115.17         --
EQ/DAVIS NEW YORK VENTURE.......   1.34%         B         $114.64        169
EQ/DAVIS NEW YORK VENTURE.......   1.34%         B         $131.30         --
EQ/DAVIS NEW YORK VENTURE.......   1.35%         B         $131.20         --
EQ/DAVIS NEW YORK VENTURE.......   1.45%         B         $113.79         --

EQ/EMERGING MARKETS EQUITY PLUS.   0.50%         B         $ 94.95         --
EQ/EMERGING MARKETS EQUITY PLUS.   0.70%         B         $ 94.82         --
EQ/EMERGING MARKETS EQUITY PLUS.   0.90%         B         $ 94.70         --
EQ/EMERGING MARKETS EQUITY PLUS.   0.95%         B         $ 94.67         --
EQ/EMERGING MARKETS EQUITY PLUS.   1.10%         B         $ 94.58         --
EQ/EMERGING MARKETS EQUITY PLUS.   1.20%         B         $ 94.51          3
EQ/EMERGING MARKETS EQUITY PLUS.   1.25%         B         $ 94.48          1
EQ/EMERGING MARKETS EQUITY PLUS.   1.34%         B         $ 94.43          8

EQ/EQUITY 500 INDEX.............   0.70%         A         $222.70         17
EQ/EQUITY 500 INDEX.............   0.90%         A         $312.84         66
EQ/EQUITY 500 INDEX.............   1.20%         A         $254.67         59
EQ/EQUITY 500 INDEX.............   1.34%         A         $416.78      2,010
EQ/EQUITY 500 INDEX.............   1.35%         A         $415.95         13
EQ/EQUITY 500 INDEX.............   1.45%         A         $156.67          6
EQ/EQUITY 500 INDEX.............   0.40%         B         $132.60         39
EQ/EQUITY 500 INDEX.............   0.50%         B         $145.35          4
EQ/EQUITY 500 INDEX.............   0.70%         B         $146.05         --
EQ/EQUITY 500 INDEX.............   0.90%         B         $167.88         29

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............   0.95%         B         $140.87        123
EQ/EQUITY 500 INDEX...............   1.00%         B         $213.08         --
EQ/EQUITY 500 INDEX...............   1.10%         B         $137.84         37
EQ/EQUITY 500 INDEX...............   1.20%         B         $157.55        680
EQ/EQUITY 500 INDEX...............   1.25%         B         $122.32        174
EQ/EQUITY 500 INDEX...............   1.30%         B         $137.09          9

EQ/EQUITY GROWTH PLUS.............   0.50%         B         $220.85          1
EQ/EQUITY GROWTH PLUS.............   0.70%         B         $215.46          9
EQ/EQUITY GROWTH PLUS.............   0.90%         B         $210.22         54
EQ/EQUITY GROWTH PLUS.............   0.95%         B         $208.92         88
EQ/EQUITY GROWTH PLUS.............   1.00%         B         $207.64         --
EQ/EQUITY GROWTH PLUS.............   1.10%         B         $205.08         13
EQ/EQUITY GROWTH PLUS.............   1.20%         B         $202.55        165
EQ/EQUITY GROWTH PLUS.............   1.25%         B         $125.21         17
EQ/EQUITY GROWTH PLUS.............   1.30%         B         $136.70          7
EQ/EQUITY GROWTH PLUS.............   1.34%         B         $199.07      1,599
EQ/EQUITY GROWTH PLUS.............   1.35%         B         $198.82          1
EQ/EQUITY GROWTH PLUS.............   1.45%         B         $196.37          1

EQ/FRANKLIN CORE BALANCED.........   0.40%         B         $116.54         --
EQ/FRANKLIN CORE BALANCED.........   0.50%         B         $130.20          7
EQ/FRANKLIN CORE BALANCED.........   0.70%         B         $128.29          2
EQ/FRANKLIN CORE BALANCED.........   0.90%         B         $126.42         14
EQ/FRANKLIN CORE BALANCED.........   0.95%         B         $125.95         41
EQ/FRANKLIN CORE BALANCED.........   1.00%         B         $125.49         --
EQ/FRANKLIN CORE BALANCED.........   1.10%         B         $124.56         13
EQ/FRANKLIN CORE BALANCED.........   1.20%         B         $123.64         80
EQ/FRANKLIN CORE BALANCED.........   1.25%         B         $113.42         30
EQ/FRANKLIN CORE BALANCED.........   1.30%         B         $120.93         10
EQ/FRANKLIN CORE BALANCED.........   1.34%         B         $122.37        467
EQ/FRANKLIN CORE BALANCED.........   1.45%         B         $121.38         --

EQ/FRANKLIN TEMPLETON ALLOCATION..   0.50%         B         $112.30          9
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.70%         B         $110.81         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.90%         B         $109.34         12
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.95%         B         $108.97         31
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.00%         B         $210.11         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.10%         B         $121.29         13
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.20%         B         $107.16         94
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.25%         B         $105.86         19
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.30%         B         $106.66         13
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.34%         B         $106.16        408

EQ/GAMCO MERGERS AND ACQUISITIONS.   0.50%         B         $153.61         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.70%         B         $150.95          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.90%         B         $148.34          6
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.95%         B         $147.69         15
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.10%         B         $145.76          5
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B         $144.49         11
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.25%         B         $115.65         12
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.30%         B         $125.99          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $142.66          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $142.73         97

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.45%         B         $141.35         --

EQ/GAMCO SMALL COMPANY VALUE......   0.40%         B         $149.63          2
EQ/GAMCO SMALL COMPANY VALUE......   0.50%         B         $302.44          3
EQ/GAMCO SMALL COMPANY VALUE......   0.70%         B         $296.87          8
EQ/GAMCO SMALL COMPANY VALUE......   0.80%         B         $347.30         --
EQ/GAMCO SMALL COMPANY VALUE......   0.90%         B         $291.41         92
EQ/GAMCO SMALL COMPANY VALUE......   0.95%         B         $290.06         62
EQ/GAMCO SMALL COMPANY VALUE......   1.00%         B         $288.72          3
EQ/GAMCO SMALL COMPANY VALUE......   1.10%         B         $286.04         37
EQ/GAMCO SMALL COMPANY VALUE......   1.20%         B         $283.37        528
EQ/GAMCO SMALL COMPANY VALUE......   1.25%         B         $180.43        171
EQ/GAMCO SMALL COMPANY VALUE......   1.30%         B         $213.40         11
EQ/GAMCO SMALL COMPANY VALUE......   1.34%         B         $279.70      1,556
EQ/GAMCO SMALL COMPANY VALUE......   1.35%         B         $279.43          2
EQ/GAMCO SMALL COMPANY VALUE......   1.45%         B         $276.83          1

EQ/GLOBAL BOND PLUS...............   0.50%         B         $129.27          2
EQ/GLOBAL BOND PLUS...............   0.70%         B         $127.15          3
EQ/GLOBAL BOND PLUS...............   0.80%         B         $117.86         --
EQ/GLOBAL BOND PLUS...............   0.90%         B         $125.05         24
EQ/GLOBAL BOND PLUS...............   0.95%         B         $124.53         56
EQ/GLOBAL BOND PLUS...............   1.00%         B         $124.02         --
EQ/GLOBAL BOND PLUS...............   1.10%         B         $122.99         31
EQ/GLOBAL BOND PLUS...............   1.20%         B         $121.97         93
EQ/GLOBAL BOND PLUS...............   1.25%         B         $122.19         64
EQ/GLOBAL BOND PLUS...............   1.30%         B         $123.79          3
EQ/GLOBAL BOND PLUS...............   1.34%         B         $120.55        340
EQ/GLOBAL BOND PLUS...............   1.35%         B         $120.45         --
EQ/GLOBAL BOND PLUS...............   1.45%         B         $119.45         --

EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.50%         B         $293.34          1
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.70%         B         $218.98         --
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.70%         B         $357.89          6
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.80%         B         $221.11         --
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.90%         B         $346.90         33
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.90%         B         $411.47          6
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.95%         B         $303.51         55
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.00%         B         $341.54         --
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.10%         B         $336.23         12
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.20%         B         $312.57        162
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.20%         B         $330.99         47
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.25%         B         $ 94.44        115
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.30%         B         $129.21          4
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.34%         B         $214.70      1,404
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.34%         B         $347.25         22
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.35%         B         $323.30          4
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.45%         B         $300.57          1

EQ/HIGH YIELD BOND PORTFOLIO......   0.70%         B         $101.71         --
EQ/HIGH YIELD BOND PORTFOLIO......   0.90%         B         $101.58         --
EQ/HIGH YIELD BOND PORTFOLIO......   0.95%         B         $101.55         --
EQ/HIGH YIELD BOND PORTFOLIO......   1.10%         B         $101.45         --
EQ/HIGH YIELD BOND PORTFOLIO......   1.20%         B         $101.38          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/HIGH YIELD BOND PORTFOLIO.....   1.25%         B         $101.35          1
EQ/HIGH YIELD BOND PORTFOLIO.....   1.34%         B         $101.29          4

EQ/INTERMEDIATE GOVERNMENT BOND..   0.70%         A         $163.88          1
EQ/INTERMEDIATE GOVERNMENT BOND+.   0.74%         A         $ 93.19         26
EQ/INTERMEDIATE GOVERNMENT BOND..   0.90%         A         $174.52          5
EQ/INTERMEDIATE GOVERNMENT BOND..   1.20%         A         $157.77          2
EQ/INTERMEDIATE GOVERNMENT BOND..   1.34%         A         $174.33        299
EQ/INTERMEDIATE GOVERNMENT BOND..   1.35%         A         $167.90          3
EQ/INTERMEDIATE GOVERNMENT BOND..   1.45%         A         $140.04         --
EQ/INTERMEDIATE GOVERNMENT BOND..   0.50%         B         $145.85         --
EQ/INTERMEDIATE GOVERNMENT BOND..   0.90%         B         $147.43          2
EQ/INTERMEDIATE GOVERNMENT BOND..   0.95%         B         $143.62         41
EQ/INTERMEDIATE GOVERNMENT BOND..   1.00%         B         $115.89         --
EQ/INTERMEDIATE GOVERNMENT BOND..   1.10%         B         $140.54         10
EQ/INTERMEDIATE GOVERNMENT BOND..   1.20%         B         $140.80         45
EQ/INTERMEDIATE GOVERNMENT BOND..   1.25%         B         $107.61         33
EQ/INTERMEDIATE GOVERNMENT BOND..   1.30%         B         $107.96          1

EQ/INTERNATIONAL CORE PLUS.......   0.50%         B         $130.94         --
EQ/INTERNATIONAL CORE PLUS.......   0.70%         B         $143.61          3
EQ/INTERNATIONAL CORE PLUS.......   0.80%         B         $195.33         --
EQ/INTERNATIONAL CORE PLUS.......   0.90%         B         $139.51         33
EQ/INTERNATIONAL CORE PLUS.......   0.95%         B         $170.16         29
EQ/INTERNATIONAL CORE PLUS.......   1.00%         B         $137.51         --
EQ/INTERNATIONAL CORE PLUS.......   1.10%         B         $135.52         13
EQ/INTERNATIONAL CORE PLUS.......   1.20%         B         $133.56        249
EQ/INTERNATIONAL CORE PLUS.......   1.25%         B         $ 87.55         40
EQ/INTERNATIONAL CORE PLUS.......   1.30%         B         $101.40          3
EQ/INTERNATIONAL CORE PLUS.......   1.34%         B         $130.87        700
EQ/INTERNATIONAL CORE PLUS.......   1.35%         B         $130.68          1
EQ/INTERNATIONAL CORE PLUS.......   1.45%         B         $160.07         --

EQ/INTERNATIONAL EQUITY INDEX....   0.70%         A         $147.43          8
EQ/INTERNATIONAL EQUITY INDEX....   0.90%         A         $156.71         50
EQ/INTERNATIONAL EQUITY INDEX....   1.20%         A         $136.12         22
EQ/INTERNATIONAL EQUITY INDEX....   1.34%         A         $150.42      2,609
EQ/INTERNATIONAL EQUITY INDEX....   1.35%         A         $150.14         17
EQ/INTERNATIONAL EQUITY INDEX....   1.45%         A         $116.86          3
EQ/INTERNATIONAL EQUITY INDEX....   0.40%         B         $132.91         --
EQ/INTERNATIONAL EQUITY INDEX....   0.50%         B         $123.74          2
EQ/INTERNATIONAL EQUITY INDEX....   0.80%         B         $205.73         --
EQ/INTERNATIONAL EQUITY INDEX....   0.90%         B         $127.34         19
EQ/INTERNATIONAL EQUITY INDEX....   0.95%         B         $121.99        120
EQ/INTERNATIONAL EQUITY INDEX....   1.00%         B         $185.31         --
EQ/INTERNATIONAL EQUITY INDEX....   1.10%         B         $119.37         27
EQ/INTERNATIONAL EQUITY INDEX....   1.20%         B         $117.36        182
EQ/INTERNATIONAL EQUITY INDEX....   1.25%         B         $ 73.04         58
EQ/INTERNATIONAL EQUITY INDEX....   1.30%         B         $ 88.20         10

EQ/INTERNATIONAL VALUE PLUS......   0.40%         B         $130.08         39
EQ/INTERNATIONAL VALUE PLUS......   0.50%         B         $130.89          1
EQ/INTERNATIONAL VALUE PLUS......   0.70%         B         $158.07          5
EQ/INTERNATIONAL VALUE PLUS......   0.80%         B         $197.69         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....   0.90%         B         $153.56         52
EQ/INTERNATIONAL VALUE PLUS.....   0.95%         B         $152.45         69
EQ/INTERNATIONAL VALUE PLUS.....   1.00%         B         $151.35         --
EQ/INTERNATIONAL VALUE PLUS.....   1.10%         B         $149.17         11
EQ/INTERNATIONAL VALUE PLUS.....   1.20%         B         $147.01        117
EQ/INTERNATIONAL VALUE PLUS.....   1.25%         B         $ 84.47         29
EQ/INTERNATIONAL VALUE PLUS.....   1.30%         B         $ 97.50          5
EQ/INTERNATIONAL VALUE PLUS.....   1.34%         B         $144.05      1,277
EQ/INTERNATIONAL VALUE PLUS.....   1.35%         B         $143.84          5
EQ/INTERNATIONAL VALUE PLUS.....   1.45%         B         $155.21          1

EQ/INVESCO COMSTOCK.............   0.50%         B         $166.47          1
EQ/INVESCO COMSTOCK.............   0.70%         B         $163.59         --
EQ/INVESCO COMSTOCK.............   0.90%         B         $160.76          8
EQ/INVESCO COMSTOCK.............   0.95%         B         $160.06         18
EQ/INVESCO COMSTOCK.............   1.00%         B         $159.36         --
EQ/INVESCO COMSTOCK.............   1.10%         B         $157.97          5
EQ/INVESCO COMSTOCK.............   1.20%         B         $156.59         19
EQ/INVESCO COMSTOCK.............   1.25%         B         $122.69         11
EQ/INVESCO COMSTOCK.............   1.30%         B         $133.99          1
EQ/INVESCO COMSTOCK.............   1.34%         B         $154.68        204
EQ/INVESCO COMSTOCK.............   1.35%         B         $154.54         --
EQ/INVESCO COMSTOCK.............   1.45%         B         $153.19         --

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.40%         B         $141.45         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.50%         B         $171.61         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.70%         B         $169.26         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $162.26          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $164.06          8
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.95%         B         $151.31         10
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.00%         B         $161.52         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.10%         B         $159.01          4
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $154.88         33
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $156.54          9
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.25%         B         $111.67         14
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.30%         B         $125.63          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.34%         B         $193.23        243
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.35%         B         $152.90          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.45%         B         $148.94          1

EQ/LARGE CAP CORE PLUS..........   0.70%         B         $140.10         --
EQ/LARGE CAP CORE PLUS..........   0.90%         B         $136.11          5
EQ/LARGE CAP CORE PLUS..........   0.95%         B         $135.12          6
EQ/LARGE CAP CORE PLUS..........   1.10%         B         $132.22          1
EQ/LARGE CAP CORE PLUS..........   1.20%         B         $130.30         19
EQ/LARGE CAP CORE PLUS..........   1.25%         B         $116.50          3
EQ/LARGE CAP CORE PLUS..........   1.34%         B         $127.68         93
EQ/LARGE CAP CORE PLUS..........   1.45%         B         $125.65         --

EQ/LARGE CAP GROWTH INDEX.......   0.50%         B         $114.01         --
EQ/LARGE CAP GROWTH INDEX.......   0.70%         B         $123.03          2
EQ/LARGE CAP GROWTH INDEX.......   0.90%         B         $119.52         27
EQ/LARGE CAP GROWTH INDEX.......   0.95%         B         $118.66         73
EQ/LARGE CAP GROWTH INDEX.......   1.00%         B         $117.80         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                           -------- --------------- ---------- -----------
EQ/LARGE CAP GROWTH INDEX.   1.10%         B         $116.10         15
EQ/LARGE CAP GROWTH INDEX.   1.20%         B         $114.42        204
EQ/LARGE CAP GROWTH INDEX.   1.25%         B         $151.19         22
EQ/LARGE CAP GROWTH INDEX.   1.30%         B         $168.01          1
EQ/LARGE CAP GROWTH INDEX.   1.34%         B         $112.12      1,132
EQ/LARGE CAP GROWTH INDEX.   1.35%         B         $111.95          2
EQ/LARGE CAP GROWTH INDEX.   1.45%         B         $110.33          1

EQ/LARGE CAP GROWTH PLUS..   0.50%         B         $ 95.31         --
EQ/LARGE CAP GROWTH PLUS..   0.70%         B         $166.16          4
EQ/LARGE CAP GROWTH PLUS..   0.80%         B         $246.39         --
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $144.21          6
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $161.06         22
EQ/LARGE CAP GROWTH PLUS..   0.95%         B         $135.72         53
EQ/LARGE CAP GROWTH PLUS..   1.00%         B         $158.57         --
EQ/LARGE CAP GROWTH PLUS..   1.10%         B         $156.11         14
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $147.58        142
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $153.68         10
EQ/LARGE CAP GROWTH PLUS..   1.25%         B         $135.19          7
EQ/LARGE CAP GROWTH PLUS..   1.30%         B         $155.47          2
EQ/LARGE CAP GROWTH PLUS..   1.34%         B         $224.72      1,083
EQ/LARGE CAP GROWTH PLUS..   1.35%         B         $150.10          7
EQ/LARGE CAP GROWTH PLUS..   1.45%         B         $141.91          5

EQ/LARGE CAP VALUE INDEX..   0.50%         B         $ 93.08         --
EQ/LARGE CAP VALUE INDEX..   0.70%         B         $ 91.55          2
EQ/LARGE CAP VALUE INDEX..   0.90%         B         $ 90.04         32
EQ/LARGE CAP VALUE INDEX..   0.95%         B         $ 89.66         25
EQ/LARGE CAP VALUE INDEX..   1.00%         B         $ 89.29         --
EQ/LARGE CAP VALUE INDEX..   1.10%         B         $ 88.55         12
EQ/LARGE CAP VALUE INDEX..   1.20%         B         $ 87.81         91
EQ/LARGE CAP VALUE INDEX..   1.25%         B         $ 73.72         26
EQ/LARGE CAP VALUE INDEX..   1.30%         B         $ 80.85          1
EQ/LARGE CAP VALUE INDEX..   1.34%         B         $ 86.79        419
EQ/LARGE CAP VALUE INDEX..   1.35%         B         $ 86.72         --
EQ/LARGE CAP VALUE INDEX..   1.45%         B         $ 86.00         --

EQ/LARGE CAP VALUE PLUS...   0.70%         A         $154.09         10
EQ/LARGE CAP VALUE PLUS...   0.90%         A         $149.69         56
EQ/LARGE CAP VALUE PLUS...   1.20%         A         $143.31         50
EQ/LARGE CAP VALUE PLUS...   1.34%         A         $140.42      5,207
EQ/LARGE CAP VALUE PLUS...   1.35%         A         $140.22         18
EQ/LARGE CAP VALUE PLUS...   1.45%         A         $147.82          5
EQ/LARGE CAP VALUE PLUS...   0.40%         B         $136.08         26
EQ/LARGE CAP VALUE PLUS...   0.50%         B         $168.73          2
EQ/LARGE CAP VALUE PLUS...   0.80%         B         $241.59         --
EQ/LARGE CAP VALUE PLUS...   0.90%         B         $147.76         31
EQ/LARGE CAP VALUE PLUS...   0.95%         B         $155.57        173
EQ/LARGE CAP VALUE PLUS...   1.00%         B         $147.54         --
EQ/LARGE CAP VALUE PLUS...   1.10%         B         $143.53          6
EQ/LARGE CAP VALUE PLUS...   1.10%         B         $145.41         --
EQ/LARGE CAP VALUE PLUS...   1.20%         B         $141.46        386
EQ/LARGE CAP VALUE PLUS...   1.25%         B         $ 92.31         19
EQ/LARGE CAP VALUE PLUS...   1.30%         B         $101.69         10

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/LORD ABBETT LARGE CAP CORE.   0.50%         B         $172.41          1
EQ/LORD ABBETT LARGE CAP CORE.   0.70%         B         $169.42         --
EQ/LORD ABBETT LARGE CAP CORE.   0.90%         B         $166.49         10
EQ/LORD ABBETT LARGE CAP CORE.   0.95%         B         $165.77         12
EQ/LORD ABBETT LARGE CAP CORE.   1.00%         B         $165.05         --
EQ/LORD ABBETT LARGE CAP CORE.   1.10%         B         $163.60         10
EQ/LORD ABBETT LARGE CAP CORE.   1.20%         B         $162.17         62
EQ/LORD ABBETT LARGE CAP CORE.   1.25%         B         $127.22         22
EQ/LORD ABBETT LARGE CAP CORE.   1.30%         B         $140.53          1
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $160.19        176
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $162.17         --
EQ/LORD ABBETT LARGE CAP CORE.   1.35%         B         $160.05         --
EQ/LORD ABBETT LARGE CAP CORE.   1.45%         B         $158.65         --

EQ/MFS INTERNATIONAL GROWTH...   0.40%         B         $122.75          2
EQ/MFS INTERNATIONAL GROWTH...   0.50%         B         $185.60         --
EQ/MFS INTERNATIONAL GROWTH...   0.70%         B         $182.39          4
EQ/MFS INTERNATIONAL GROWTH...   0.80%         B         $218.26         --
EQ/MFS INTERNATIONAL GROWTH...   0.90%         B         $179.23         40
EQ/MFS INTERNATIONAL GROWTH...   0.95%         B         $178.45         21
EQ/MFS INTERNATIONAL GROWTH...   1.00%         B         $177.67          1
EQ/MFS INTERNATIONAL GROWTH...   1.10%         B         $176.12         11
EQ/MFS INTERNATIONAL GROWTH...   1.20%         B         $174.58         98
EQ/MFS INTERNATIONAL GROWTH...   1.25%         B         $107.77         28
EQ/MFS INTERNATIONAL GROWTH...   1.30%         B         $128.50          2
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $172.39         17
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $172.45        348
EQ/MFS INTERNATIONAL GROWTH...   1.35%         B         $172.30         --
EQ/MFS INTERNATIONAL GROWTH...   1.45%         B         $170.79         --

EQ/MID CAP INDEX..............   0.40%         B         $138.77         42
EQ/MID CAP INDEX..............   0.50%         B         $190.81          1
EQ/MID CAP INDEX..............   0.70%         B         $181.48          9
EQ/MID CAP INDEX..............   0.80%         B         $295.12         --
EQ/MID CAP INDEX..............   0.90%         B         $176.67         73
EQ/MID CAP INDEX..............   0.95%         B         $175.49         82
EQ/MID CAP INDEX..............   1.00%         B         $174.31          1
EQ/MID CAP INDEX..............   1.10%         B         $171.98         27
EQ/MID CAP INDEX..............   1.20%         B         $169.67        369
EQ/MID CAP INDEX..............   1.25%         B         $116.28        125
EQ/MID CAP INDEX..............   1.30%         B         $135.93          5
EQ/MID CAP INDEX..............   1.34%         B         $166.49      1,903
EQ/MID CAP INDEX..............   1.35%         B         $166.26          1
EQ/MID CAP INDEX..............   1.45%         B         $164.03         --

EQ/MID CAP VALUE PLUS.........   0.50%         B         $250.75          1
EQ/MID CAP VALUE PLUS.........   0.70%         B         $198.08          6
EQ/MID CAP VALUE PLUS.........   0.80%         B         $286.83         --
EQ/MID CAP VALUE PLUS.........   0.90%         B         $192.00         36
EQ/MID CAP VALUE PLUS.........   0.90%         B         $237.61         12
EQ/MID CAP VALUE PLUS.........   0.95%         B         $240.82         85
EQ/MID CAP VALUE PLUS.........   1.00%         B         $189.03         --
EQ/MID CAP VALUE PLUS.........   1.10%         B         $186.09         11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/MID CAP VALUE PLUS............   1.20%         B         $182.63        226
EQ/MID CAP VALUE PLUS............   1.20%         B         $183.19         23
EQ/MID CAP VALUE PLUS............   1.25%         B         $116.92         27
EQ/MID CAP VALUE PLUS............   1.30%         B         $133.91          7
EQ/MID CAP VALUE PLUS............   1.34%         B         $226.13      1,919
EQ/MID CAP VALUE PLUS............   1.35%         B         $178.94          8
EQ/MID CAP VALUE PLUS............   1.45%         B         $175.62          1

EQ/MONEY MARKET++................   0.00%         A         $  1.00        730
EQ/MONEY MARKET..................   0.70%         A         $132.02          1
EQ/MONEY MARKET..................   0.74%         A         $ 46.41         26
EQ/MONEY MARKET++................   0.90%         A         $  1.00         11
EQ/MONEY MARKET..................   0.90%         A         $137.11         27
EQ/MONEY MARKET..................   1.20%         A         $126.34          1
EQ/MONEY MARKET..................   1.35%         A         $136.44        103
EQ/MONEY MARKET..................   1.35%         A         $137.09         18
EQ/MONEY MARKET..................   1.40%         A         $ 34.57        920
EQ/MONEY MARKET..................   1.45%         A         $113.69         --
EQ/MONEY MARKET++................   0.00%         B         $  1.00        428
EQ/MONEY MARKET++................   0.40%         B         $  1.00          8
EQ/MONEY MARKET..................   0.40%         B         $ 99.45          2
EQ/MONEY MARKET..................   0.50%         B         $115.71         --
EQ/MONEY MARKET++................   0.90%         B         $  1.00         10
EQ/MONEY MARKET..................   0.90%         B         $108.89         --
EQ/MONEY MARKET..................   0.90%         B         $120.37          2
EQ/MONEY MARKET..................   0.95%         B         $114.66        116
EQ/MONEY MARKET..................   1.00%         B         $104.03          1
EQ/MONEY MARKET..................   1.10%         B         $112.20         26
EQ/MONEY MARKET++................   1.20%         B         $  1.00      3,312
EQ/MONEY MARKET..................   1.20%         B         $114.74         37
EQ/MONEY MARKET..................   1.25%         B         $ 96.15         72
EQ/MONEY MARKET..................   1.30%         B         $ 98.23          5

EQ/MONTAG & CALDWELL GROWTH......   0.40%         B         $126.74         --
EQ/MONTAG & CALDWELL GROWTH......   0.50%         B         $191.36         --
EQ/MONTAG & CALDWELL GROWTH......   0.70%         B         $187.84          1
EQ/MONTAG & CALDWELL GROWTH......   0.80%         B         $221.18         --
EQ/MONTAG & CALDWELL GROWTH......   0.90%         B         $184.38          8
EQ/MONTAG & CALDWELL GROWTH......   0.95%         B         $183.52         13
EQ/MONTAG & CALDWELL GROWTH......   1.00%         B         $182.67         --
EQ/MONTAG & CALDWELL GROWTH......   1.10%         B         $180.98          7
EQ/MONTAG & CALDWELL GROWTH......   1.20%         B         $179.29         29
EQ/MONTAG & CALDWELL GROWTH......   1.25%         B         $141.57         18
EQ/MONTAG & CALDWELL GROWTH......   1.30%         B         $156.02          2
EQ/MONTAG & CALDWELL GROWTH......   1.34%         B         $176.97        176
EQ/MONTAG & CALDWELL GROWTH......   1.35%         B         $176.80          1
EQ/MONTAG & CALDWELL GROWTH......   1.45%         B         $175.15         --

EQ/MORGAN STANLEY MID CAP GROWTH.   0.40%         B         $141.96         --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.50%         B         $243.39          1
EQ/MORGAN STANLEY MID CAP GROWTH.   0.70%         B         $239.18          4
EQ/MORGAN STANLEY MID CAP GROWTH.   0.80%         B         $298.75         --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.90%         B         $235.04         67

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/MORGAN STANLEY MID CAP GROWTH.   0.95%         B         $234.01        29
EQ/MORGAN STANLEY MID CAP GROWTH.   1.00%         B         $233.00         2
EQ/MORGAN STANLEY MID CAP GROWTH.   1.10%         B         $230.96        26
EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         B         $228.94       318
EQ/MORGAN STANLEY MID CAP GROWTH.   1.25%         B         $149.22       116
EQ/MORGAN STANLEY MID CAP GROWTH.   1.30%         B         $176.61         5
EQ/MORGAN STANLEY MID CAP GROWTH.   1.34%         B         $226.15       746
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         B         $225.95         1
EQ/MORGAN STANLEY MID CAP GROWTH.   1.45%         B         $223.97        --

EQ/MUTUAL LARGE CAP EQUITY.......   0.50%         B         $128.88        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.70%         B         $127.00        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.90%         B         $125.14         8
EQ/MUTUAL LARGE CAP EQUITY.......   0.95%         B         $124.68         9
EQ/MUTUAL LARGE CAP EQUITY.......   1.00%         B         $124.22        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.10%         B         $123.31         2
EQ/MUTUAL LARGE CAP EQUITY.......   1.20%         B         $122.40        31
EQ/MUTUAL LARGE CAP EQUITY.......   1.25%         B         $104.65         4
EQ/MUTUAL LARGE CAP EQUITY.......   1.30%         B         $117.68         8
EQ/MUTUAL LARGE CAP EQUITY.......   1.34%         B         $121.14       189
EQ/MUTUAL LARGE CAP EQUITY.......   1.45%         B         $120.15        --

EQ/OPPENHEIMER GLOBAL............   0.50%         B         $149.26         2
EQ/OPPENHEIMER GLOBAL............   0.70%         B         $147.07         2
EQ/OPPENHEIMER GLOBAL............   0.90%         B         $144.92        15
EQ/OPPENHEIMER GLOBAL............   0.95%         B         $144.39        21
EQ/OPPENHEIMER GLOBAL............   1.00%         B         $143.86        --
EQ/OPPENHEIMER GLOBAL............   1.10%         B         $142.80        17
EQ/OPPENHEIMER GLOBAL............   1.20%         B         $141.74       149
EQ/OPPENHEIMER GLOBAL............   1.25%         B         $116.40        45
EQ/OPPENHEIMER GLOBAL............   1.30%         B         $133.42         2
EQ/OPPENHEIMER GLOBAL............   1.34%         B         $140.28       390
EQ/OPPENHEIMER GLOBAL............   1.45%         B         $139.14        --

EQ/PIMCO GLOBAL REAL RETURN......   0.50%         B         $ 91.23         2
EQ/PIMCO GLOBAL REAL RETURN......   0.70%         B         $ 91.11        --
EQ/PIMCO GLOBAL REAL RETURN......   0.90%         B         $ 90.99         1
EQ/PIMCO GLOBAL REAL RETURN......   0.95%         B         $ 90.96         2
EQ/PIMCO GLOBAL REAL RETURN......   1.00%         B         $ 90.93        --
EQ/PIMCO GLOBAL REAL RETURN......   1.10%         B         $ 90.87         2
EQ/PIMCO GLOBAL REAL RETURN......   1.20%         B         $ 90.81         6
EQ/PIMCO GLOBAL REAL RETURN......   1.25%         B         $ 90.78         4
EQ/PIMCO GLOBAL REAL RETURN......   1.34%         B         $ 90.73         8

EQ/PIMCO ULTRA SHORT BOND........   1.10%         A         $ 98.54         2
EQ/PIMCO ULTRA SHORT BOND........   0.50%         B         $113.81         3
EQ/PIMCO ULTRA SHORT BOND........   0.70%         B         $111.84         6
EQ/PIMCO ULTRA SHORT BOND........   0.80%         B         $105.55        --
EQ/PIMCO ULTRA SHORT BOND........   0.90%         B         $109.90        32
EQ/PIMCO ULTRA SHORT BOND........   0.95%         B         $109.42       112
EQ/PIMCO ULTRA SHORT BOND........   1.00%         B         $108.95        --
EQ/PIMCO ULTRA SHORT BOND........   1.10%         B         $108.00        52
EQ/PIMCO ULTRA SHORT BOND........   1.20%         B         $107.05       155
EQ/PIMCO ULTRA SHORT BOND........   1.25%         B         $107.96        78

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....   1.30%         B         $107.25          3
EQ/PIMCO ULTRA SHORT BOND.....   1.34%         B         $105.75        559
EQ/PIMCO ULTRA SHORT BOND.....   1.35%         B         $105.65         --
EQ/PIMCO ULTRA SHORT BOND.....   1.45%         B         $104.73         --

EQ/QUALITY BOND PLUS..........   0.70%         A         $164.07          1
EQ/QUALITY BOND PLUS..........   0.90%         A         $180.32          9
EQ/QUALITY BOND PLUS..........   1.20%         A         $159.24          2
EQ/QUALITY BOND PLUS..........   1.34%         A         $176.30        455
EQ/QUALITY BOND PLUS..........   1.35%         A         $185.71          3
EQ/QUALITY BOND PLUS..........   1.45%         A         $138.12         --
EQ/QUALITY BOND PLUS..........   0.50%         B         $144.88          1
EQ/QUALITY BOND PLUS..........   0.80%         B         $111.29         --
EQ/QUALITY BOND PLUS..........   0.90%         B         $145.48          4
EQ/QUALITY BOND PLUS..........   0.95%         B         $142.93         60
EQ/QUALITY BOND PLUS..........   1.00%         B         $115.41         --
EQ/QUALITY BOND PLUS..........   1.10%         B         $139.86         12
EQ/QUALITY BOND PLUS..........   1.20%         B         $139.07         80
EQ/QUALITY BOND PLUS..........   1.25%         B         $102.66         25
EQ/QUALITY BOND PLUS..........   1.30%         B         $102.72          2

EQ/SMALL COMPANY INDEX........   0.40%         B         $143.48         42
EQ/SMALL COMPANY INDEX........   0.50%         B         $256.62         --
EQ/SMALL COMPANY INDEX........   0.70%         B         $250.45          4
EQ/SMALL COMPANY INDEX........   0.90%         B         $244.43         31
EQ/SMALL COMPANY INDEX........   0.95%         B         $242.95         28
EQ/SMALL COMPANY INDEX........   1.00%         B         $241.48         --
EQ/SMALL COMPANY INDEX........   1.10%         B         $238.54         12
EQ/SMALL COMPANY INDEX........   1.20%         B         $235.64        163
EQ/SMALL COMPANY INDEX........   1.25%         B         $133.60         72
EQ/SMALL COMPANY INDEX........   1.30%         B         $147.04          2
EQ/SMALL COMPANY INDEX........   1.34%         B         $231.64        769
EQ/SMALL COMPANY INDEX........   1.35%         B         $231.36          1
EQ/SMALL COMPANY INDEX........   1.45%         B         $228.54         --

EQ/T. ROWE PRICE GROWTH STOCK.   0.40%         B         $139.36         24
EQ/T. ROWE PRICE GROWTH STOCK.   0.50%         B         $175.94          1
EQ/T. ROWE PRICE GROWTH STOCK.   0.70%         B         $172.70          4
EQ/T. ROWE PRICE GROWTH STOCK.   0.80%         B         $269.05         --
EQ/T. ROWE PRICE GROWTH STOCK.   0.90%         B         $169.52         71
EQ/T. ROWE PRICE GROWTH STOCK.   0.95%         B         $168.74         43
EQ/T. ROWE PRICE GROWTH STOCK.   1.00%         B         $167.96          2
EQ/T. ROWE PRICE GROWTH STOCK.   1.10%         B         $166.40         25
EQ/T. ROWE PRICE GROWTH STOCK.   1.20%         B         $164.85        492
EQ/T. ROWE PRICE GROWTH STOCK.   1.25%         B         $139.77        145
EQ/T. ROWE PRICE GROWTH STOCK.   1.30%         B         $151.17          3
EQ/T. ROWE PRICE GROWTH STOCK.   1.34%         B         $162.71      1,030
EQ/T. ROWE PRICE GROWTH STOCK.   1.35%         B         $162.55          2
EQ/T. ROWE PRICE GROWTH STOCK.   1.45%         B         $161.04         --

EQ/TEMPLETON GLOBAL EQUITY....   0.50%         B         $122.73          1
EQ/TEMPLETON GLOBAL EQUITY....   0.70%         B         $120.94          1
EQ/TEMPLETON GLOBAL EQUITY....   0.80%         B         $222.64         --
EQ/TEMPLETON GLOBAL EQUITY....   0.90%         B         $119.17         11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/TEMPLETON GLOBAL EQUITY..............   0.95%         B         $118.73        13
EQ/TEMPLETON GLOBAL EQUITY..............   1.00%         B         $118.30        --
EQ/TEMPLETON GLOBAL EQUITY..............   1.10%         B         $117.42         6
EQ/TEMPLETON GLOBAL EQUITY..............   1.20%         B         $116.56        99
EQ/TEMPLETON GLOBAL EQUITY..............   1.25%         B         $100.20        17
EQ/TEMPLETON GLOBAL EQUITY..............   1.30%         B         $112.15         8
EQ/TEMPLETON GLOBAL EQUITY..............   1.34%         B         $115.35       238
EQ/TEMPLETON GLOBAL EQUITY..............   1.45%         B         $114.42        --

EQ/UBS GROWTH & INCOME..................   0.50%         B         $175.81        --
EQ/UBS GROWTH & INCOME..................   0.70%         B         $172.57        --
EQ/UBS GROWTH & INCOME..................   0.90%         B         $169.40         3
EQ/UBS GROWTH & INCOME..................   0.95%         B         $168.61         8
EQ/UBS GROWTH & INCOME..................   1.10%         B         $166.27         2
EQ/UBS GROWTH & INCOME..................   1.20%         B         $164.72        25
EQ/UBS GROWTH & INCOME..................   1.25%         B         $114.68        17
EQ/UBS GROWTH & INCOME..................   1.30%         B         $126.91         2
EQ/UBS GROWTH & INCOME..................   1.34%         B         $162.58       103
EQ/UBS GROWTH & INCOME..................   1.45%         B         $160.92        --

EQ/WELLS FARGO OMEGA GROWTH.............   0.50%         B         $182.55        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.70%         B         $183.51         6
EQ/WELLS FARGO OMEGA GROWTH.............   0.90%         B         $178.27        29
EQ/WELLS FARGO OMEGA GROWTH.............   0.95%         B         $176.99        58
EQ/WELLS FARGO OMEGA GROWTH.............   1.10%         B         $173.18        26
EQ/WELLS FARGO OMEGA GROWTH.............   1.20%         B         $170.67       120
EQ/WELLS FARGO OMEGA GROWTH.............   1.25%         B         $172.99        77
EQ/WELLS FARGO OMEGA GROWTH.............   1.30%         B         $197.89         2
EQ/WELLS FARGO OMEGA GROWTH.............   1.34%         B         $167.23       850
EQ/WELLS FARGO OMEGA GROWTH.............   1.35%         B         $166.99         1
EQ/WELLS FARGO OMEGA GROWTH.............   1.45%         B         $164.57        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%  SERVICE CLASS 2  $154.96         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%  SERVICE CLASS 2  $153.81        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%  SERVICE CLASS 2  $170.56         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.80%  SERVICE CLASS 2  $153.24        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%  SERVICE CLASS 2  $152.67        13
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%  SERVICE CLASS 2  $169.42        27
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.95%  SERVICE CLASS 2  $169.14        23
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.00%  SERVICE CLASS 2  $152.10         4
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.10%  SERVICE CLASS 2  $151.54        22
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%  SERVICE CLASS 2  $150.97       506
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%  SERVICE CLASS 2  $167.72        39
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.25%  SERVICE CLASS 2  $167.44       119
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.34%  SERVICE CLASS 2  $166.93       586
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.45%  SERVICE CLASS 2  $132.61        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.50%  SERVICE CLASS 2  $153.07         2
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.90%  SERVICE CLASS 2  $150.81         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.00%  SERVICE CLASS 2  $150.25        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.10%  SERVICE CLASS 2  $149.69        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.20%  SERVICE CLASS 2  $149.13        24

FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.50%  SERVICE CLASS 2  $154.39        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.90%  SERVICE CLASS 2  $152.11         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
FIDELITY(R) VIP MID CAP PORTFOLIO......   1.00%  SERVICE CLASS 2  $151.54         1
FIDELITY(R) VIP MID CAP PORTFOLIO......   1.10%  SERVICE CLASS 2  $150.98         2
FIDELITY(R) VIP MID CAP PORTFOLIO......   1.20%  SERVICE CLASS 2  $150.41       102

GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.50%  SERVICE SHARES   $155.82         2
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.70%  SERVICE SHARES   $133.44        --
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.70%  SERVICE SHARES   $154.67        --
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.80%  SERVICE SHARES   $154.09        --
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.90%  SERVICE SHARES   $132.73         5
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.90%  SERVICE SHARES   $153.52         1
GOLDMAN SACHS VIT MID CAP VALUE FUND...   0.95%  SERVICE SHARES   $132.55         6
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.00%  SERVICE SHARES   $152.95         1
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.10%  SERVICE SHARES   $152.38         5
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.20%  SERVICE SHARES   $131.67         1
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.20%  SERVICE SHARES   $151.81        46
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.25%  SERVICE SHARES   $131.50        19
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.34%  SERVICE SHARES   $131.18        89
GOLDMAN SACHS VIT MID CAP VALUE FUND...   1.45%  SERVICE SHARES   $130.80        --

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   0.50%     SERIES II     $140.23         5
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   0.80%     SERIES II     $138.68        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   0.90%     SERIES II     $138.16        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   1.00%     SERIES II     $137.65        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   1.10%     SERIES II     $137.14        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.   1.20%     SERIES II     $136.62        20

INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.50%     SERIES II     $133.74         8
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.70%     SERIES II     $130.90         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.80%     SERIES II     $132.26        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.90%     SERIES II     $130.03        11
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.90%     SERIES II     $131.77         2
INVESCO V.I. GLOBAL REAL ESTATE FUND...   0.95%     SERIES II     $129.81        12
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.00%     SERIES II     $131.28        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.10%     SERIES II     $130.79        10
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.20%     SERIES II     $128.72         7
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.20%     SERIES II     $130.30        85
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.25%     SERIES II     $128.50        21
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.34%     SERIES II     $128.11       169
INVESCO V.I. GLOBAL REAL ESTATE FUND...   1.45%     SERIES II     $111.42        --

INVESCO V.I. HIGH YIELD FUND...........   0.50%     SERIES II     $118.07         2
INVESCO V.I. HIGH YIELD FUND...........   0.70%     SERIES II     $117.44        --
INVESCO V.I. HIGH YIELD FUND...........   0.80%     SERIES II     $117.13        --
INVESCO V.I. HIGH YIELD FUND...........   0.90%     SERIES II     $116.82         4
INVESCO V.I. HIGH YIELD FUND...........   0.95%     SERIES II     $116.66        11
INVESCO V.I. HIGH YIELD FUND...........   1.00%     SERIES II     $116.51        --
INVESCO V.I. HIGH YIELD FUND...........   1.10%     SERIES II     $116.20         5
INVESCO V.I. HIGH YIELD FUND...........   1.20%     SERIES II     $115.89        51
INVESCO V.I. HIGH YIELD FUND...........   1.25%     SERIES II     $115.73        30
INVESCO V.I. HIGH YIELD FUND...........   1.34%     SERIES II     $115.46        64
INVESCO V.I. HIGH YIELD FUND...........   1.45%     SERIES II     $115.12        --

INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $137.93         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $117.59         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.80%     SERIES II     $136.40        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $116.96         8
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $135.90         3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.95%     SERIES II     $116.81         9
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.00%     SERIES II     $135.39        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.10%     SERIES II     $134.89         4
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $116.03         4
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $134.38       100
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.25%     SERIES II     $115.88         9
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.34%     SERIES II     $115.60       117
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.45%     SERIES II     $115.26        --

INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $137.13        --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $149.47        --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.80%     SERIES II     $135.61        --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $135.10         2
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $148.47         2
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.95%     SERIES II     $148.22         3
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.00%     SERIES II     $134.60        --
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.10%     SERIES II     $134.10         3
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $133.60        22
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $146.98         5
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.25%     SERIES II     $146.73         8
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.34%     SERIES II     $146.29        48
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.45%     SERIES II     $117.51        --

INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $165.81        --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $188.18        --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $163.36        --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $186.92         1
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.95%     SERIES II     $186.61         1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.00%     SERIES II     $162.76        --
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.10%     SERIES II     $162.15         1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $161.54        14
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $185.04         1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.25%     SERIES II     $184.73         4
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.34%     SERIES II     $184.17        21

IVY FUNDS VIP ENERGY...................   0.40%   COMMON SHARES   $127.66         2
IVY FUNDS VIP ENERGY...................   0.50%   COMMON SHARES   $132.33         2
IVY FUNDS VIP ENERGY...................   0.70%   COMMON SHARES   $148.53        --
IVY FUNDS VIP ENERGY...................   0.80%   COMMON SHARES   $130.86        --
IVY FUNDS VIP ENERGY...................   0.90%   COMMON SHARES   $130.38         1
IVY FUNDS VIP ENERGY...................   0.90%   COMMON SHARES   $147.53         6
IVY FUNDS VIP ENERGY...................   0.95%   COMMON SHARES   $147.29         8
IVY FUNDS VIP ENERGY...................   1.00%   COMMON SHARES   $129.89        --
IVY FUNDS VIP ENERGY...................   1.10%   COMMON SHARES   $129.41         6
IVY FUNDS VIP ENERGY...................   1.20%   COMMON SHARES   $128.92        67
IVY FUNDS VIP ENERGY...................   1.20%   COMMON SHARES   $146.05        15
IVY FUNDS VIP ENERGY...................   1.25%   COMMON SHARES   $145.81        13
IVY FUNDS VIP ENERGY...................   1.34%   COMMON SHARES   $145.36       120
IVY FUNDS VIP ENERGY...................   1.45%   COMMON SHARES   $109.25        --

IVY FUNDS VIP HIGH INCOME..............   0.50%   COMMON SHARES   $144.79         4
IVY FUNDS VIP HIGH INCOME..............   0.70%   COMMON SHARES   $143.83         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
IVY FUNDS VIP HIGH INCOME...........................   0.80%  COMMON SHARES    $143.34        --
IVY FUNDS VIP HIGH INCOME...........................   0.90%  COMMON SHARES    $142.86        35
IVY FUNDS VIP HIGH INCOME...........................   0.95%  COMMON SHARES    $142.63        52
IVY FUNDS VIP HIGH INCOME...........................   1.00%  COMMON SHARES    $142.39         2
IVY FUNDS VIP HIGH INCOME...........................   1.10%  COMMON SHARES    $141.91        28
IVY FUNDS VIP HIGH INCOME...........................   1.20%  COMMON SHARES    $141.43       252
IVY FUNDS VIP HIGH INCOME...........................   1.25%  COMMON SHARES    $141.19       147
IVY FUNDS VIP HIGH INCOME...........................   1.34%  COMMON SHARES    $140.77       427
IVY FUNDS VIP HIGH INCOME...........................   1.45%  COMMON SHARES    $125.08        --

IVY FUNDS VIP MID CAP GROWTH........................   0.50%  COMMON SHARES    $131.72         1
IVY FUNDS VIP MID CAP GROWTH........................   0.70%  COMMON SHARES    $131.02         1
IVY FUNDS VIP MID CAP GROWTH........................   0.80%  COMMON SHARES    $130.67        --
IVY FUNDS VIP MID CAP GROWTH........................   0.90%  COMMON SHARES    $130.33        14
IVY FUNDS VIP MID CAP GROWTH........................   0.95%  COMMON SHARES    $130.16        11
IVY FUNDS VIP MID CAP GROWTH........................   1.00%  COMMON SHARES    $129.98         1
IVY FUNDS VIP MID CAP GROWTH........................   1.10%  COMMON SHARES    $129.64         6
IVY FUNDS VIP MID CAP GROWTH........................   1.20%  COMMON SHARES    $129.29       127
IVY FUNDS VIP MID CAP GROWTH........................   1.25%  COMMON SHARES    $129.12        25
IVY FUNDS VIP MID CAP GROWTH........................   1.34%  COMMON SHARES    $128.81       304
IVY FUNDS VIP MID CAP GROWTH........................   1.45%  COMMON SHARES    $128.43        --

IVY FUNDS VIP SMALL CAP GROWTH......................   0.50%  COMMON SHARES    $150.20        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.70%  COMMON SHARES    $118.07        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.80%  COMMON SHARES    $148.54        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.90%  COMMON SHARES    $117.45         1
IVY FUNDS VIP SMALL CAP GROWTH......................   0.90%  COMMON SHARES    $147.99        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.95%  COMMON SHARES    $117.29         2
IVY FUNDS VIP SMALL CAP GROWTH......................   1.00%  COMMON SHARES    $147.44        --
IVY FUNDS VIP SMALL CAP GROWTH......................   1.10%  COMMON SHARES    $146.89         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%  COMMON SHARES    $116.51         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%  COMMON SHARES    $146.34        27
IVY FUNDS VIP SMALL CAP GROWTH......................   1.25%  COMMON SHARES    $116.36         5
IVY FUNDS VIP SMALL CAP GROWTH......................   1.34%  COMMON SHARES    $116.08        42

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.50%  SERVICE SHARES   $110.67         6
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.70%  SERVICE SHARES   $109.93         4
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.80%  SERVICE SHARES   $109.56        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.90%  SERVICE SHARES   $109.19        37
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.95%  SERVICE SHARES   $109.01        34
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.00%  SERVICE SHARES   $108.83         2
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.10%  SERVICE SHARES   $108.46        25
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.20%  SERVICE SHARES   $108.09       342
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.25%  SERVICE SHARES   $107.91        51
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.34%  SERVICE SHARES   $107.59       574
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.45%  SERVICE SHARES   $ 96.13        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%  SERVICE CLASS    $152.45         8
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%  SERVICE CLASS    $151.32        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%  SERVICE CLASS    $158.52         3
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.80%  SERVICE CLASS    $150.76        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%  SERVICE CLASS    $150.20         6
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%  SERVICE CLASS    $157.46        21
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.95%  SERVICE CLASS    $157.20        26

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                      -------- --------------- ---------- -----------
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.00%   SERVICE CLASS   $149.65         2
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.10%   SERVICE CLASS   $149.09        12
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.20%   SERVICE CLASS   $148.53       248
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.20%   SERVICE CLASS   $155.88        11
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.25%   SERVICE CLASS   $155.62        34
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.34%   SERVICE CLASS   $155.15       446
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.45%   SERVICE CLASS   $131.09        --

MFS(R) INVESTORS GROWTH STOCK SERIES.   0.50%   SERVICE CLASS   $178.89        --
MFS(R) INVESTORS GROWTH STOCK SERIES.   0.70%   SERVICE CLASS   $177.69        --
MFS(R) INVESTORS GROWTH STOCK SERIES.   0.80%   SERVICE CLASS   $177.10        --
MFS(R) INVESTORS GROWTH STOCK SERIES.   0.90%   SERVICE CLASS   $176.50         2
MFS(R) INVESTORS GROWTH STOCK SERIES.   0.95%   SERVICE CLASS   $176.21         1
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.00%   SERVICE CLASS   $175.91        --
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.10%   SERVICE CLASS   $175.32         1
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.20%   SERVICE CLASS   $174.73        22
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.25%   SERVICE CLASS   $174.44         4
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.34%   SERVICE CLASS   $173.91        22

MFS(R) INVESTORS TRUST SERIES........   0.50%   SERVICE CLASS   $154.05        --
MFS(R) INVESTORS TRUST SERIES........   0.70%   SERVICE CLASS   $172.19        --
MFS(R) INVESTORS TRUST SERIES........   0.90%   SERVICE CLASS   $151.78        --
MFS(R) INVESTORS TRUST SERIES........   0.90%   SERVICE CLASS   $171.04         1
MFS(R) INVESTORS TRUST SERIES........   0.95%   SERVICE CLASS   $170.75         3
MFS(R) INVESTORS TRUST SERIES........   1.00%   SERVICE CLASS   $151.21        --
MFS(R) INVESTORS TRUST SERIES........   1.10%   SERVICE CLASS   $150.65         1
MFS(R) INVESTORS TRUST SERIES........   1.20%   SERVICE CLASS   $150.09        27
MFS(R) INVESTORS TRUST SERIES........   1.20%   SERVICE CLASS   $169.32         2
MFS(R) INVESTORS TRUST SERIES........   1.25%   SERVICE CLASS   $169.04         4
MFS(R) INVESTORS TRUST SERIES........   1.34%   SERVICE CLASS   $168.53        28

MFS(R) TECHNOLOGY PORTFOLIO..........   0.50%   SERVICE CLASS   $182.92         2
MFS(R) TECHNOLOGY PORTFOLIO..........   0.70%   SERVICE CLASS   $181.70         2
MFS(R) TECHNOLOGY PORTFOLIO..........   0.80%   SERVICE CLASS   $181.09        --
MFS(R) TECHNOLOGY PORTFOLIO..........   0.90%   SERVICE CLASS   $180.48         4
MFS(R) TECHNOLOGY PORTFOLIO..........   0.95%   SERVICE CLASS   $180.18         5
MFS(R) TECHNOLOGY PORTFOLIO..........   1.00%   SERVICE CLASS   $179.88        --
MFS(R) TECHNOLOGY PORTFOLIO..........   1.10%   SERVICE CLASS   $179.28         4
MFS(R) TECHNOLOGY PORTFOLIO..........   1.20%   SERVICE CLASS   $178.67        46
MFS(R) TECHNOLOGY PORTFOLIO..........   1.25%   SERVICE CLASS   $178.37        11
MFS(R) TECHNOLOGY PORTFOLIO..........   1.34%   SERVICE CLASS   $177.83        96
MFS(R) TECHNOLOGY PORTFOLIO..........   1.45%   SERVICE CLASS   $138.26        --

MFS(R) UTILITIES SERIES..............   0.40%   SERVICE CLASS   $124.67         1
MFS(R) UTILITIES SERIES..............   0.50%   SERVICE CLASS   $158.64        --
MFS(R) UTILITIES SERIES..............   0.70%   SERVICE CLASS   $157.58         1
MFS(R) UTILITIES SERIES..............   0.80%   SERVICE CLASS   $157.05        --
MFS(R) UTILITIES SERIES..............   0.90%   SERVICE CLASS   $156.53        13
MFS(R) UTILITIES SERIES..............   0.95%   SERVICE CLASS   $156.27        14
MFS(R) UTILITIES SERIES..............   1.00%   SERVICE CLASS   $156.00        --
MFS(R) UTILITIES SERIES..............   1.10%   SERVICE CLASS   $155.48        10
MFS(R) UTILITIES SERIES..............   1.20%   SERVICE CLASS   $154.96       117
MFS(R) UTILITIES SERIES..............   1.25%   SERVICE CLASS   $154.70        45
MFS(R) UTILITIES SERIES..............   1.34%   SERVICE CLASS   $154.23       228
MFS(R) UTILITIES SERIES..............   1.45%   SERVICE CLASS   $125.44        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.....   0.70%         A         $118.05         12
MULTIMANAGER AGGRESSIVE EQUITY.....   0.90%         A         $144.48         18
MULTIMANAGER AGGRESSIVE EQUITY.....   0.90%         A         $144.50          3
MULTIMANAGER AGGRESSIVE EQUITY+....   0.90%         A         $144.71         23
MULTIMANAGER AGGRESSIVE EQUITY.....   1.20%         A         $125.25         15
MULTIMANAGER AGGRESSIVE EQUITY+....   1.34%         A         $107.95      4,552
MULTIMANAGER AGGRESSIVE EQUITY.....   1.35%         A         $183.75        585
MULTIMANAGER AGGRESSIVE EQUITY.....   1.35%         A         $193.46         18
MULTIMANAGER AGGRESSIVE EQUITY.....   1.45%         A         $101.08          4
MULTIMANAGER AGGRESSIVE EQUITY.....   0.50%         B         $108.55          1
MULTIMANAGER AGGRESSIVE EQUITY+....   0.90%         B         $ 89.07         11
MULTIMANAGER AGGRESSIVE EQUITY.....   0.90%         B         $106.80         16
MULTIMANAGER AGGRESSIVE EQUITY.....   0.95%         B         $111.85         63
MULTIMANAGER AGGRESSIVE EQUITY.....   1.00%         B         $210.37         --
MULTIMANAGER AGGRESSIVE EQUITY.....   1.10%         B         $109.45          8
MULTIMANAGER AGGRESSIVE EQUITY.....   1.20%         B         $101.59        130
MULTIMANAGER AGGRESSIVE EQUITY.....   1.25%         B         $116.70         17
MULTIMANAGER AGGRESSIVE EQUITY.....   1.30%         B         $135.04          2

MULTIMANAGER CORE BOND.............   0.40%         B         $ 98.80          2
MULTIMANAGER CORE BOND.............   0.50%         B         $158.21          2
MULTIMANAGER CORE BOND.............   0.70%         B         $154.43          2
MULTIMANAGER CORE BOND.............   0.80%         B         $121.47         --
MULTIMANAGER CORE BOND.............   0.90%         B         $150.75         16
MULTIMANAGER CORE BOND.............   0.95%         B         $149.84        113
MULTIMANAGER CORE BOND.............   1.00%         B         $148.93          1
MULTIMANAGER CORE BOND.............   1.10%         B         $147.14         38
MULTIMANAGER CORE BOND.............   1.20%         B         $145.36        182
MULTIMANAGER CORE BOND.............   1.25%         B         $126.61        102
MULTIMANAGER CORE BOND.............   1.30%         B         $125.28          6
MULTIMANAGER CORE BOND.............   1.34%         B         $142.91        481
MULTIMANAGER CORE BOND.............   1.35%         B         $142.73          1
MULTIMANAGER CORE BOND.............   1.45%         B         $141.01         --

MULTIMANAGER INTERNATIONAL EQUITY..   0.40%         B         $129.07         --
MULTIMANAGER INTERNATIONAL EQUITY..   0.50%         B         $160.59         --
MULTIMANAGER INTERNATIONAL EQUITY..   0.70%         B         $156.75          1
MULTIMANAGER INTERNATIONAL EQUITY..   0.90%         B         $153.00         12
MULTIMANAGER INTERNATIONAL EQUITY..   0.95%         B         $152.08         32
MULTIMANAGER INTERNATIONAL EQUITY..   1.00%         B         $151.17         --
MULTIMANAGER INTERNATIONAL EQUITY..   1.10%         B         $149.34          4
MULTIMANAGER INTERNATIONAL EQUITY..   1.20%         B         $147.53         38
MULTIMANAGER INTERNATIONAL EQUITY..   1.25%         B         $ 78.34          9
MULTIMANAGER INTERNATIONAL EQUITY..   1.30%         B         $ 90.97          2
MULTIMANAGER INTERNATIONAL EQUITY..   1.34%         B         $145.05        297
MULTIMANAGER INTERNATIONAL EQUITY..   1.34%         B         $167.56         14
MULTIMANAGER INTERNATIONAL EQUITY..   1.35%         B         $144.87         --
MULTIMANAGER INTERNATIONAL EQUITY..   1.45%         B         $143.12         --

MULTIMANAGER LARGE CAP CORE EQUITY.   0.50%         B         $166.09         --
MULTIMANAGER LARGE CAP CORE EQUITY.   0.70%         B         $162.12         --
MULTIMANAGER LARGE CAP CORE EQUITY.   0.90%         B         $158.25          1
MULTIMANAGER LARGE CAP CORE EQUITY.   0.95%         B         $157.29          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
MULTIMANAGER LARGE CAP CORE EQUITY.   1.10%         B         $154.46         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $152.59        13
MULTIMANAGER LARGE CAP CORE EQUITY.   1.25%         B         $112.70         2
MULTIMANAGER LARGE CAP CORE EQUITY.   1.30%         B         $125.64         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.34%         B         $150.02        73
MULTIMANAGER LARGE CAP CORE EQUITY.   1.45%         B         $148.02        --

MULTIMANAGER LARGE CAP VALUE.......   0.40%         B         $135.89        --
MULTIMANAGER LARGE CAP VALUE.......   0.50%         B         $188.13        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $183.64         2
MULTIMANAGER LARGE CAP VALUE.......   0.80%         B         $237.55        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $179.25         5
MULTIMANAGER LARGE CAP VALUE.......   0.95%         B         $178.17        34
MULTIMANAGER LARGE CAP VALUE.......   1.10%         B         $174.96         4
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $172.84        50
MULTIMANAGER LARGE CAP VALUE.......   1.25%         B         $109.83         9
MULTIMANAGER LARGE CAP VALUE.......   1.30%         B         $123.46         2
MULTIMANAGER LARGE CAP VALUE.......   1.34%         B         $169.93       233
MULTIMANAGER LARGE CAP VALUE.......   1.45%         B         $167.67        --

MULTIMANAGER MID CAP GROWTH........   0.50%         B         $186.49        --
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $182.04         1
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $177.69        10
MULTIMANAGER MID CAP GROWTH........   0.95%         B         $176.62        31
MULTIMANAGER MID CAP GROWTH........   1.00%         B         $175.55        --
MULTIMANAGER MID CAP GROWTH........   1.10%         B         $173.43         5
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $171.33        44
MULTIMANAGER MID CAP GROWTH........   1.25%         B         $137.69        10
MULTIMANAGER MID CAP GROWTH........   1.30%         B         $159.67         2
MULTIMANAGER MID CAP GROWTH........   1.34%         B         $168.45       379
MULTIMANAGER MID CAP GROWTH........   1.34%         B         $251.92         7
MULTIMANAGER MID CAP GROWTH........   1.35%         B         $168.24        --
MULTIMANAGER MID CAP GROWTH........   1.45%         B         $166.20        --

MULTIMANAGER MID CAP VALUE.........   0.40%         B         $143.47        --
MULTIMANAGER MID CAP VALUE.........   0.50%         B         $218.80        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $186.59        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $213.57         1
MULTIMANAGER MID CAP VALUE.........   0.80%         B         $277.56        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $208.47        11
MULTIMANAGER MID CAP VALUE.........   0.95%         B         $207.21        26
MULTIMANAGER MID CAP VALUE.........   1.10%         B         $203.48         6
MULTIMANAGER MID CAP VALUE.........   1.20%         B         $201.01        37
MULTIMANAGER MID CAP VALUE.........   1.25%         B         $127.66        12
MULTIMANAGER MID CAP VALUE.........   1.30%         B         $146.59         2
MULTIMANAGER MID CAP VALUE.........   1.34%         B         $197.63       256
MULTIMANAGER MID CAP VALUE.........   1.34%         B         $251.66         4
MULTIMANAGER MID CAP VALUE.........   1.45%         B         $194.99        --

MULTIMANAGER MULTI-SECTOR BOND.....   0.70%         A         $117.13         2
MULTIMANAGER MULTI-SECTOR BOND.....   0.90%         A         $151.74        16
MULTIMANAGER MULTI-SECTOR BOND.....   1.20%         A         $126.02         5
MULTIMANAGER MULTI-SECTOR BOND.....   1.34%         A         $166.15       448
MULTIMANAGER MULTI-SECTOR BOND.....   1.35%         A         $177.04         4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                -------- --------------- ---------- -----------
MULTIMANAGER MULTI-SECTOR BOND.   1.45%         A         $ 96.89         1
MULTIMANAGER MULTI-SECTOR BOND.   0.50%         B         $131.54         2
MULTIMANAGER MULTI-SECTOR BOND.   0.70%         B         $122.49        --
MULTIMANAGER MULTI-SECTOR BOND.   0.80%         B         $126.08        --
MULTIMANAGER MULTI-SECTOR BOND.   0.90%         B         $102.61         5
MULTIMANAGER MULTI-SECTOR BOND.   0.95%         B         $118.15        78
MULTIMANAGER MULTI-SECTOR BOND.   1.00%         B         $137.94        --
MULTIMANAGER MULTI-SECTOR BOND.   1.10%         B         $115.61        16
MULTIMANAGER MULTI-SECTOR BOND.   1.20%         B         $ 97.55       137
MULTIMANAGER MULTI-SECTOR BOND.   1.25%         B         $ 90.90        33
MULTIMANAGER MULTI-SECTOR BOND.   1.30%         B         $ 94.68         4

MULTIMANAGER SMALL CAP GROWTH..   0.50%         B         $185.94        --
MULTIMANAGER SMALL CAP GROWTH..   0.70%         B         $182.52         1
MULTIMANAGER SMALL CAP GROWTH..   0.90%         B         $179.16         5
MULTIMANAGER SMALL CAP GROWTH..   0.95%         B         $178.33        17
MULTIMANAGER SMALL CAP GROWTH..   1.00%         B         $177.50        --
MULTIMANAGER SMALL CAP GROWTH..   1.10%         B         $175.85         5
MULTIMANAGER SMALL CAP GROWTH..   1.20%         B         $174.21        28
MULTIMANAGER SMALL CAP GROWTH..   1.25%         B         $118.12         9
MULTIMANAGER SMALL CAP GROWTH..   1.30%         B         $135.18         1
MULTIMANAGER SMALL CAP GROWTH..   1.34%         B         $170.89        13
MULTIMANAGER SMALL CAP GROWTH..   1.34%         B         $171.95       261
MULTIMANAGER SMALL CAP GROWTH..   1.35%         B         $171.79        --
MULTIMANAGER SMALL CAP GROWTH..   1.45%         B         $170.19        --

MULTIMANAGER SMALL CAP VALUE...   0.50%         B         $269.12         1
MULTIMANAGER SMALL CAP VALUE...   0.70%         B         $277.93         1
MULTIMANAGER SMALL CAP VALUE...   0.90%         B         $270.01        13
MULTIMANAGER SMALL CAP VALUE...   0.95%         B         $211.53        29
MULTIMANAGER SMALL CAP VALUE...   1.00%         B         $266.13        --
MULTIMANAGER SMALL CAP VALUE...   1.10%         B         $262.29         2
MULTIMANAGER SMALL CAP VALUE...   1.20%         B         $258.49        42
MULTIMANAGER SMALL CAP VALUE...   1.25%         B         $116.59         5
MULTIMANAGER SMALL CAP VALUE...   1.30%         B         $127.23        --
MULTIMANAGER SMALL CAP VALUE...   1.34%         B         $251.15        18
MULTIMANAGER SMALL CAP VALUE...   1.34%         B         $253.28       480
MULTIMANAGER SMALL CAP VALUE...   1.35%         B         $252.91         1
MULTIMANAGER SMALL CAP VALUE...   1.45%         B         $195.43        --

MULTIMANAGER TECHNOLOGY........   0.50%         B         $182.43        --
MULTIMANAGER TECHNOLOGY........   0.70%         B         $178.07         1
MULTIMANAGER TECHNOLOGY........   0.70%         B         $202.04        --
MULTIMANAGER TECHNOLOGY........   0.80%         B         $272.85        --
MULTIMANAGER TECHNOLOGY........   0.90%         B         $173.81        12
MULTIMANAGER TECHNOLOGY........   0.95%         B         $172.77        34
MULTIMANAGER TECHNOLOGY........   1.00%         B         $171.72        --
MULTIMANAGER TECHNOLOGY........   1.10%         B         $169.65        10
MULTIMANAGER TECHNOLOGY........   1.20%         B         $167.60       117
MULTIMANAGER TECHNOLOGY........   1.25%         B         $139.07        18
MULTIMANAGER TECHNOLOGY........   1.30%         B         $163.29         2
MULTIMANAGER TECHNOLOGY........   1.34%         B         $164.77       627
MULTIMANAGER TECHNOLOGY........   1.34%         B         $255.83         5
MULTIMANAGER TECHNOLOGY........   1.35%         B         $164.57         2
MULTIMANAGER TECHNOLOGY........   1.45%         B         $162.58         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------

OPPENHEIMER MAIN STREET FUND(R)/VA..............   0.50%   SERVICE CLASS   $160.94         2
OPPENHEIMER MAIN STREET FUND(R)/VA..............   1.20%   SERVICE CLASS   $156.80         5

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.50%   ADVISOR CLASS   $101.07        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.70%   ADVISOR CLASS   $100.32        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.90%   ADVISOR CLASS   $ 99.58         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.00%   ADVISOR CLASS   $ 99.21        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.10%   ADVISOR CLASS   $ 98.84         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.20%   ADVISOR CLASS   $ 98.47        45

TARGET 2015 ALLOCATION..........................   0.40%         B         $117.16        --
TARGET 2015 ALLOCATION..........................   0.50%         B         $127.99        --
TARGET 2015 ALLOCATION..........................   0.70%         B         $126.12        --
TARGET 2015 ALLOCATION..........................   0.90%         B         $124.27        18
TARGET 2015 ALLOCATION..........................   0.95%         B         $123.81         5
TARGET 2015 ALLOCATION..........................   1.10%         B         $122.45         4
TARGET 2015 ALLOCATION..........................   1.20%         B         $121.54        25
TARGET 2015 ALLOCATION..........................   1.25%         B         $104.93        17
TARGET 2015 ALLOCATION..........................   1.34%         B         $120.29       141
TARGET 2015 ALLOCATION..........................   1.35%         B         $120.20         1

TARGET 2025 ALLOCATION..........................   0.40%         B         $122.78        --
TARGET 2025 ALLOCATION..........................   0.50%         B         $131.46        --
TARGET 2025 ALLOCATION..........................   0.70%         B         $129.54         4
TARGET 2025 ALLOCATION..........................   0.90%         B         $127.64        29
TARGET 2025 ALLOCATION..........................   0.95%         B         $127.17        10
TARGET 2025 ALLOCATION..........................   1.00%         B         $126.70        --
TARGET 2025 ALLOCATION..........................   1.10%         B         $125.77        13
TARGET 2025 ALLOCATION..........................   1.20%         B         $124.84        72
TARGET 2025 ALLOCATION..........................   1.25%         B         $106.02        12
TARGET 2025 ALLOCATION..........................   1.34%         B         $123.55       227
TARGET 2025 ALLOCATION..........................   1.35%         B         $123.46        --
TARGET 2025 ALLOCATION..........................   1.45%         B         $122.55        --

TARGET 2035 ALLOCATION..........................   0.40%         B         $126.36        --
TARGET 2035 ALLOCATION..........................   0.50%         B         $133.60        --
TARGET 2035 ALLOCATION..........................   0.70%         B         $131.65         2
TARGET 2035 ALLOCATION..........................   0.90%         B         $129.72        19
TARGET 2035 ALLOCATION..........................   0.95%         B         $129.25         6
TARGET 2035 ALLOCATION..........................   1.00%         B         $128.77        --
TARGET 2035 ALLOCATION..........................   1.10%         B         $127.82        11
TARGET 2035 ALLOCATION..........................   1.20%         B         $126.88        75
TARGET 2035 ALLOCATION..........................   1.25%         B         $106.07        11
TARGET 2035 ALLOCATION..........................   1.34%         B         $125.57       209
TARGET 2035 ALLOCATION..........................   1.35%         B         $125.47        --
TARGET 2035 ALLOCATION..........................   1.45%         B         $124.55        --

TARGET 2045 ALLOCATION..........................   0.40%         B         $129.85        --
TARGET 2045 ALLOCATION..........................   0.50%         B         $134.25        --
TARGET 2045 ALLOCATION..........................   0.70%         B         $132.29        --
TARGET 2045 ALLOCATION..........................   0.90%         B         $130.35        13
TARGET 2045 ALLOCATION..........................   0.95%         B         $129.87         6
TARGET 2045 ALLOCATION..........................   1.00%         B         $129.40        --
TARGET 2045 ALLOCATION..........................   1.10%         B         $128.44         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2013

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
TARGET 2045 ALLOCATION................   1.20%        B          $127.49        65
TARGET 2045 ALLOCATION................   1.25%        B          $104.88         3
TARGET 2045 ALLOCATION................   1.34%        B          $126.18       149
TARGET 2045 ALLOCATION................   1.35%        B          $126.08        --
TARGET 2045 ALLOCATION................   1.45%        B          $125.15        --

TEMPLETON GLOBAL BOND SECURITIES FUND.   0.50%     CLASS 2       $119.67         2
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.70%     CLASS 2       $118.78        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.80%     CLASS 2       $118.34        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.90%     CLASS 2       $117.90         3
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.00%     CLASS 2       $117.47         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.10%     CLASS 2       $117.03         2
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.20%     CLASS 2       $116.59       224

VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.50%  CLASS S SHARES   $ 93.89         1
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.70%  CLASS S SHARES   $ 93.39        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.80%  CLASS S SHARES   $ 93.14        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.90%  CLASS S SHARES   $ 92.90        10
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.95%  CLASS S SHARES   $ 92.77         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.00%  CLASS S SHARES   $ 92.65        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.10%  CLASS S SHARES   $ 92.40         8
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.20%  CLASS S SHARES   $ 92.15        49
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.25%  CLASS S SHARES   $ 92.03        18
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.34%  CLASS S SHARES   $ 91.81       109
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.45%  CLASS S SHARES   $ 91.54        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.
+ In 2013, this Variable Investment Option exceeds the maximum expense limitation (See Note 6).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2013, the contract charges were 0.00%.


                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                               ALL ASSET        AMERICAN      AMERICAN FUNDS
                            ALL ASSET         ALL ASSET        MODERATE      CENTURY VP MID INSURANCE SERIES(R) AXA AGGRESSIVE
                      AGGRESSIVE-ALT 25*(1) GROWTH-ALT 20* GROWTH-ALT 15*(1) CAP VALUE FUND    BOND FUND(1)      ALLOCATION*
                      --------------------- -------------- ----------------- -------------- ------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...        $14,059          $  652,110        $ 4,341        $   70,685        $ 20,574        $ 12,329,547
 Expenses:
   Asset-based
    charges..........          2,955             561,134          1,242            76,016           4,408           6,022,133
                             -------          ----------        -------        ----------        --------        ------------
   Net Expenses......          2,955             561,134          1,242            76,016           4,408           6,022,133
                             -------          ----------        -------        ----------        --------        ------------

NET INVESTMENT
 INCOME (LOSS).......         11,104              90,976          3,099            (5,331)         16,166           6,307,414
                             -------          ----------        -------        ----------        --------        ------------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......          4,376             378,752            974           106,288            (582)         11,635,629
   Realized gain
    distribution
    from the
    Portfolios.......          6,231           2,703,349          2,271            76,064              --          14,013,747
                             -------          ----------        -------        ----------        --------        ------------
 Net realized gain
   (loss)............         10,607           3,082,101          3,245           182,352            (582)         25,649,376
                             -------          ----------        -------        ----------        --------        ------------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....         16,339           2,143,064          4,828         1,311,194         (22,033)         73,664,239
                             -------          ----------        -------        ----------        --------        ------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........         26,946           5,225,165          8,073         1,493,546         (22,615)         99,313,615
                             -------          ----------        -------        ----------        --------        ------------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....        $38,050          $5,316,141        $11,172        $1,488,215        $ (6,449)       $105,621,029
                             =======          ==========        =======        ==========        ========        ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH
                       STRATEGY*     ALLOCATION*    GROWTH STRATEGY*    STRATEGY*     PLUS ALLOCATION*  STRATEGY*
                      ------------ ---------------- ---------------- ---------------- ----------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $1,482,491     $1,151,947       $  229,813        $ 72,500        $ 2,762,063     $ 30,332
 Expenses:
   Asset-based
    charges..........     840,624      1,546,005          153,449          72,773          2,411,814       15,261
                       ----------     ----------       ----------        --------        -----------     --------
   Net Expenses......     840,624      1,546,005          153,449          72,773          2,411,814       15,261
                       ----------     ----------       ----------        --------        -----------     --------

NET INVESTMENT
 INCOME (LOSS).......     641,867       (394,058)          76,364            (273)           350,249       15,071
                       ----------     ----------       ----------        --------        -----------     --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......     539,086        (44,775)         153,763          36,087          1,969,245       48,043
   Realized gain
    distribution
    from the
    Portfolios.......     328,919      3,091,385           53,190          22,262          6,157,928        6,873
                       ----------     ----------       ----------        --------        -----------     --------
 Net realized gain
   (loss)............     868,005      3,046,610          206,953          58,349          8,127,173       54,916
                       ----------     ----------       ----------        --------        -----------     --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   5,908,192      1,094,104          743,284         116,791          7,841,244      155,559
                       ----------     ----------       ----------        --------        -----------     --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   6,776,197      4,140,714          950,237         175,140         15,968,417      210,475
                       ----------     ----------       ----------        --------        -----------     --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $7,418,064     $3,746,656       $1,026,601        $174,867        $16,318,666     $225,546
                       ==========     ==========       ==========        ========        ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      AXA MODERATE    AXA MODERATE    AXA MODERATE-   AXA TACTICAL AXA TACTICAL AXA TACTICAL
                      ALLOCATION*   GROWTH STRATEGY* PLUS ALLOCATION* MANAGER 400* MANAGER 500* MANAGER 2000*
                      ------------  ---------------- ---------------- ------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $ 26,732,535      $244,403       $ 20,907,018    $    9,185   $   35,605    $  3,512
 Expenses:
   Asset-based
    charges..........   22,752,608        85,235         12,294,362        61,822       89,476      33,717
   Less: Reduction
    for expense
    limitation.......   (7,242,347)           --                 --            --           --          --
                      ------------      --------       ------------    ----------   ----------    --------
   Net Expenses......   15,510,261        85,235         12,294,362        61,822       89,476      33,717
                      ------------      --------       ------------    ----------   ----------    --------

NET INVESTMENT
 INCOME (LOSS).......   11,222,274       159,168          8,612,656       (52,637)     (53,871)    (30,205)
                      ------------      --------       ------------    ----------   ----------    --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......    3,469,243       197,631         26,510,050       343,414      530,653     298,599
   Realized gain
    distribution
    from the
    Portfolios.......   47,240,809        51,352         33,896,932       248,717      564,927     285,359
                      ------------      --------       ------------    ----------   ----------    --------
 Net realized gain
   (loss)............   50,710,052       248,983         60,406,982       592,131    1,095,580     583,958
                      ------------      --------       ------------    ----------   ----------    --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  126,739,480       528,110         94,131,076       687,789      794,095     265,205
                      ------------      --------       ------------    ----------   ----------    --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  177,449,532       777,093        154,538,058     1,279,920    1,889,675     849,163
                      ------------      --------       ------------    ----------   ----------    --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $188,671,806      $936,261       $163,150,714    $1,227,283   $1,835,804    $818,958
                      ============      ========       ============    ==========   ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                       AXA TACTICAL  EQ/ALLIANCEBERNSTEIN                      EQ/AXA FRANKLIN EQ/BLACKROCK    EQ/BOSTON
                         MANAGER        DYNAMIC WEALTH    EQ/ALLIANCEBERNSTEIN    SMALL CAP    BASIC VALUE  ADVISORS EQUITY
                      INTERNATIONAL*     STRATEGIES*       SMALL CAP GROWTH*     VALUE CORE*     EQUITY*        INCOME*
                      -------------- -------------------- -------------------- --------------- ------------ ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...   $       --         $ 13,895           $    167,023       $   19,722    $  8,987,665   $ 1,942,056
 Expenses:
   Asset-based
    charges..........       67,028           40,605              4,509,114          223,691       6,999,949     1,147,709
                        ----------         --------           ------------       ----------    ------------   -----------
   Net Expenses......       67,028           40,605              4,509,114          223,691       6,999,949     1,147,709
                        ----------         --------           ------------       ----------    ------------   -----------

NET INVESTMENT
 INCOME (LOSS).......      (67,028)         (26,710)            (4,342,091)        (203,969)      1,987,716       794,347
                        ----------         --------           ------------       ----------    ------------   -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......      106,296           57,690             19,458,052        1,531,495      27,280,134     5,935,540
   Realized gain
    distribution
    from the
    Portfolios.......      513,457          161,934             32,989,330               --              --    10,600,625
                        ----------         --------           ------------       ----------    ------------   -----------
 Net realized gain
   (loss)............      619,753          219,624             52,447,382        1,531,495      27,280,134    16,536,165
                        ----------         --------           ------------       ----------    ------------   -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....      423,567          259,032             58,747,815        3,900,896     135,264,331     5,858,154
                        ----------         --------           ------------       ----------    ------------   -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........    1,043,320          478,656            111,195,197        5,432,391     162,544,465    22,394,319
                        ----------         --------           ------------       ----------    ------------   -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....   $  976,292         $451,946           $106,853,106       $5,228,422    $164,532,181   $23,188,666
                        ==========         ========           ============       ==========    ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                            EQ/EMERGING
                                                                                                              MARKETS
                           EQ/CALVERT           EQ/CAPITAL      EQ/COMMON      EQ/CORE        EQ/DAVIS        EQUITY
                      SOCIALLY RESPONSIBLE* GUARDIAN RESEARCH* STOCK INDEX*  BOND INDEX*  NEW YORK VENTURE*  PLUS*(1)
                      --------------------- ------------------ ------------  -----------  ----------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...      $  252,967          $ 2,682,311     $ 27,970,444  $ 1,343,151     $  406,973       $ 6,182
 Expenses:
   Asset-based
    charges..........         411,410            2,402,724       31,082,823    1,463,921        383,414         4,668
   Less: Reduction
    for expense
    limitation.......              --                   --       (6,070,089)          --             --            --
                           ----------          -----------     ------------  -----------     ----------       -------
   Net Expenses......         411,410            2,402,724       25,012,734    1,463,921        383,414         4,668
                           ----------          -----------     ------------  -----------     ----------       -------

NET INVESTMENT
 INCOME (LOSS).......        (158,443)             279,587        2,957,710     (120,770)        23,559         1,514
                           ----------          -----------     ------------  -----------     ----------       -------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......         750,792            3,933,378       42,810,514    1,428,440      1,858,299        15,210
                           ----------          -----------     ------------  -----------     ----------       -------
 Net realized gain
   (loss)............         750,792            3,933,378       42,810,514    1,428,440      1,858,299        15,210
                           ----------          -----------     ------------  -----------     ----------       -------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....       8,319,871           44,370,276      538,225,758   (4,652,214)     6,365,637        11,141
                           ----------          -----------     ------------  -----------     ----------       -------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........       9,070,663           48,303,654      581,036,272   (3,223,774)     8,223,936        26,351
                           ----------          -----------     ------------  -----------     ----------       -------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....      $8,912,220          $48,583,241     $583,993,982  $(3,344,544)    $8,247,495       $27,865
                           ==========          ===========     ============  ===========     ==========       =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                               EQ/FRANKLIN
                       EQ/EQUITY    EQ/EQUITY    EQ/FRANKLIN    TEMPLETON   EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                       500 INDEX*  GROWTH PLUS* CORE BALANCED* ALLOCATION*  AND ACQUISITIONS* COMPANY VALUE*
                      ------------ ------------ -------------- -----------  ----------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $ 13,996,127 $ 1,681,603    $1,843,839   $   684,334     $   85,033      $  1,605,879
 Expenses:
   Asset-based
    charges..........   12,280,723   4,553,507       984,468       740,172        252,223         7,212,620
                      ------------ -----------    ----------   -----------     ----------      ------------
   Net Expenses......   12,280,723   4,553,507       984,468       740,172        252,223         7,212,620
                      ------------ -----------    ----------   -----------     ----------      ------------

NET INVESTMENT
 INCOME (LOSS).......    1,715,404  (2,871,904)      859,371       (55,838)      (167,190)       (5,606,741)
                      ------------ -----------    ----------   -----------     ----------      ------------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......   44,844,146   8,288,447     4,310,139     3,025,773        400,437        40,634,269
   Realized gain
    distribution
    from the
    Portfolios.......           --          --            --            --        941,391        28,386,659
                      ------------ -----------    ----------   -----------     ----------      ------------
 Net realized gain
   (loss)............   44,844,146   8,288,447     4,310,139     3,025,773      1,341,828        69,020,928
                      ------------ -----------    ----------   -----------     ----------      ------------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  197,978,449  89,283,891     4,311,777     8,369,398        664,960       114,755,235
                      ------------ -----------    ----------   -----------     ----------      ------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  242,822,595  97,572,338     8,621,916    11,395,171      2,006,788       183,776,163
                      ------------ -----------    ----------   -----------     ----------      ------------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $244,537,999 $94,700,434    $9,481,287   $11,339,333     $1,839,598      $178,169,422
                      ============ ===========    ==========   ===========     ==========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                       EQ/GLOBAL   EQ/GLOBAL MULTI-   EQ/HIGH YIELD    EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL
                       BOND PLUS*   SECTOR EQUITY*  BOND PORTFOLIO*(1) GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*
                      -----------  ---------------- ------------------ ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $    10,513    $ 3,292,960         $ 45,611        $   166,424      $ 1,144,662      $ 9,494,494
 Expenses:
   Asset-based
    charges..........   1,004,286      5,178,381            4,075          1,011,956        1,685,742        5,591,068
   Less: Reduction
    for expense
    limitation.......          --             --               --            (11,183)              --               --
                      -----------    -----------         --------        -----------      -----------      -----------
   Net Expenses......   1,004,286      5,178,381            4,075          1,000,773        1,685,742        5,591,068
                      -----------    -----------         --------        -----------      -----------      -----------

NET INVESTMENT
 INCOME (LOSS).......    (993,773)    (1,885,421)          41,536           (834,349)        (541,080)       3,903,426
                      -----------    -----------         --------        -----------      -----------      -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......    (895,736)    20,790,335              911            490,055        5,166,219       (5,832,145)
   Realized gain
    distribution
    from the
    Portfolios.......   2,361,964             --            2,215                 --               --               --
                      -----------    -----------         --------        -----------      -----------      -----------
 Net realized gain
   (loss)............   1,466,228     20,790,335            3,126            490,055        5,166,219       (5,832,145)
                      -----------    -----------         --------        -----------      -----------      -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  (3,632,152)    50,510,213          (21,552)        (1,995,987)      15,111,049       80,103,046
                      -----------    -----------         --------        -----------      -----------      -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  (2,165,924)    71,300,548          (18,426)        (1,505,932)      20,277,268       74,270,901
                      -----------    -----------         --------        -----------      -----------      -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $(3,159,697)   $69,415,127         $ 23,110        $(2,340,281)     $19,736,188      $78,174,327
                      ===========    ===========         ========        ===========      ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                           EQ/INTERNATIONAL EQ/INVESCO     EQ/JPMORGAN      EQ/LARGE CAP EQ/LARGE CAP  EQ/LARGE CAP
                             VALUE PLUS*    COMSTOCK*  VALUE OPPORTUNITIES*  CORE PLUS*  GROWTH INDEX* GROWTH PLUS*
                           ---------------- ---------- -------------------- ------------ ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios............   $ 2,463,034    $1,519,160     $ 1,073,094       $   74,483   $ 1,447,863  $   426,509
 Expenses:
   Asset-based charges....     2,790,690       435,403         694,749          193,202     1,915,430    3,357,334
                             -----------    ----------     -----------       ----------   -----------  -----------
   Net Expenses...........     2,790,690       435,403         694,749          193,202     1,915,430    3,357,334
                             -----------    ----------     -----------       ----------   -----------  -----------

NET INVESTMENT INCOME
 (LOSS)...................      (327,656)    1,083,757         378,345         (118,719)     (467,567)  (2,930,825)
                             -----------    ----------     -----------       ----------   -----------  -----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss)
    on investments........     1,304,389     2,876,851       5,168,011          414,406     8,015,249   12,013,728
   Realized gain
    distribution from
    the Portfolios........            --            --              --          625,374     7,345,223           --
                             -----------    ----------     -----------       ----------   -----------  -----------
 Net realized gain (loss).     1,304,389     2,876,851       5,168,011        1,039,780    15,360,472   12,013,728
                             -----------    ----------     -----------       ----------   -----------  -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments............    35,099,458     5,516,266       9,736,487        2,981,938    24,804,820   64,863,204
                             -----------    ----------     -----------       ----------   -----------  -----------

NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS...........    36,403,847     8,393,117      14,904,498        4,021,718    40,165,292   76,876,932
                             -----------    ----------     -----------       ----------   -----------  -----------

NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS..........   $36,076,191    $9,476,874     $15,282,843       $3,902,999   $39,697,725  $73,946,107
                             ===========    ==========     ===========       ==========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                    EQ/MFS
                      EQ/LARGE CAP EQ/LARGE CAP  EQ/LORD ABBETT  INTERNATIONAL  EQ/MID CAP    EQ/MID CAP
                      VALUE INDEX* VALUE PLUS*   LARGE CAP CORE*    GROWTH*       INDEX*      VALUE PLUS*
                      ------------ ------------  --------------- ------------- ------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $   727,174  $  8,285,027    $   886,146    $   834,596  $  3,071,676  $  2,429,107
 Expenses:
   Asset-based
    charges..........     605,023    10,316,173        540,189      1,124,041     5,005,134     6,261,683
                      -----------  ------------    -----------    -----------  ------------  ------------
   Net Expenses......     605,023    10,316,173        540,189      1,124,041     5,005,134     6,261,683
                      -----------  ------------    -----------    -----------  ------------  ------------

NET INVESTMENT
 INCOME (LOSS).......     122,151    (2,031,146)       345,957       (289,445)   (1,933,458)   (3,832,576)
                      -----------  ------------    -----------    -----------  ------------  ------------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......   3,374,351   (22,502,969)     2,267,561      3,342,362    12,806,570    11,803,499
   Realized gain
    distribution
    from the
    Portfolios.......          --            --      6,634,108        954,192            --            --
                      -----------  ------------    -----------    -----------  ------------  ------------
 Net realized gain
   (loss)............   3,374,351   (22,502,969)     8,901,669      4,296,554    12,806,570    11,803,499
                      -----------  ------------    -----------    -----------  ------------  ------------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   8,610,820   233,952,953      1,358,081      6,267,747    92,480,763   121,003,596
                      -----------  ------------    -----------    -----------  ------------  ------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  11,985,171   211,449,984     10,259,750     10,564,301   105,287,333   132,807,095
                      -----------  ------------    -----------    -----------  ------------  ------------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $12,107,322  $209,418,838    $10,605,707    $10,274,856  $103,353,875  $128,974,519
                      ===========  ============    ===========    ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                        EQ/MONEY     EQ/MONTAG &    EQ/MORGAN STANLEY     EQ/MUTUAL     EQ/OPPENHEIMER EQ/PIMCO GLOBAL
                        MARKET*    CALDWELL GROWTH*  MID CAP GROWTH*  LARGE CAP EQUITY*    GLOBAL*     REAL RETURN*(1)
                      -----------  ---------------- ----------------- ----------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $        --     $  340,897       $        --       $  199,677      $ 1,864,897      $  2,349
 Expenses:
   Asset-based
    charges..........   1,085,947        538,529         3,139,943          371,292          958,980         9,704
                      -----------     ----------       -----------       ----------      -----------      --------
   Net Expenses......   1,085,947        538,529         3,139,943          371,292          958,980         9,704
                      -----------     ----------       -----------       ----------      -----------      --------

NET INVESTMENT
 INCOME (LOSS).......  (1,085,947)      (197,632)       (3,139,943)        (171,615)         905,917        (7,355)
                      -----------     ----------       -----------       ----------      -----------      --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......      (8,495)     2,625,965         4,460,003        2,442,450        3,273,973       (12,237)
   Realized gain
    distribution
    from the
    Portfolios.......         571      5,885,208        15,955,160               --               --            --
                      -----------     ----------       -----------       ----------      -----------      --------
 Net realized gain
   (loss)............      (7,924)     8,511,173        20,415,163        2,442,450        3,273,973       (12,237)
                      -----------     ----------       -----------       ----------      -----------      --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....       8,573      1,238,635        60,428,698        4,676,162       12,421,497       (34,965)
                      -----------     ----------       -----------       ----------      -----------      --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........         649      9,749,808        80,843,861        7,118,612       15,695,470       (47,202)
                      -----------     ----------       -----------       ----------      -----------      --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $(1,085,298)    $9,552,176       $77,703,918       $6,946,997      $16,601,387      $(54,557)
                      ===========     ==========       ===========       ==========      ===========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      EQ/PIMCO ULTRA  EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE  EQ/TEMPLETON       EQ/UBS
                       SHORT BOND*    BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*   GLOBAL EQUITY* GROWTH & INCOME*
                      -------------- -----------  -------------- ---------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $   787,853   $   402,593   $ 2,157,952     $        --      $  327,016      $  222,640
 Expenses:
   Asset-based
    charges..........    1,380,249     1,491,608     2,771,769       3,095,859         508,578         283,526
                       -----------   -----------   -----------     -----------      ----------      ----------
   Net Expenses......    1,380,249     1,491,608     2,771,769       3,095,859         508,578         283,526
                       -----------   -----------   -----------     -----------      ----------      ----------

NET INVESTMENT
 INCOME (LOSS).......     (592,396)   (1,089,015)     (613,817)     (3,095,859)       (181,562)        (60,886)
                       -----------   -----------   -----------     -----------      ----------      ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......       71,681    (2,120,239)   15,226,917      17,307,825       1,813,140       2,064,488
   Realized gain
    distribution
    from the
    Portfolios.......           --            --    17,558,900              --              --              --
                       -----------   -----------   -----------     -----------      ----------      ----------
 Net realized gain
   (loss)............       71,681    (2,120,239)   32,785,817      17,307,825       1,813,140       2,064,488
                       -----------   -----------   -----------     -----------      ----------      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....     (767,536)   (1,003,201)   35,001,163      62,935,103       7,374,660       4,281,619
                       -----------   -----------   -----------     -----------      ----------      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........     (695,855)   (3,123,440)   67,786,980      80,242,928       9,187,800       6,346,107
                       -----------   -----------   -----------     -----------      ----------      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $(1,288,251)  $(4,212,455)  $67,173,163     $77,147,069      $9,006,238      $6,285,221
                       ===========   ===========   ===========     ===========      ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                     FIDELITY(R) VIP FIDELITY(R) VIP                                      INVESCO V.I.
                      EQ/WELLS FARGO  CONTRAFUND(R)   EQUITY-INCOME   FIDELITY(R) VIP  GOLDMAN SACHS VIT   DIVERSIFIED
                      OMEGA GROWTH*     PORTFOLIO       PORTFOLIO    MID CAP PORTFOLIO MID CAP VALUE FUND DIVIDEND FUND
                      -------------- --------------- --------------- ----------------- ------------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $        --     $ 1,608,565      $ 81,048        $   38,021         $  134,486       $ 48,317
 Expenses:
   Asset-based
    charges..........    2,088,745       2,180,373        32,391           137,305            225,000         20,004
                       -----------     -----------      --------        ----------         ----------       --------
   Net Expenses......    2,088,745       2,180,373        32,391           137,305            225,000         20,004
                       -----------     -----------      --------        ----------         ----------       --------

NET INVESTMENT
 INCOME (LOSS).......   (2,088,745)       (571,808)       48,657           (99,284)           (90,514)        28,313
                       -----------     -----------      --------        ----------         ----------       --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......    7,235,858       4,630,468        63,883            97,446          1,116,259         86,544
   Realized gain
    distribution
    from the
    Portfolios.......   41,975,996          56,331       235,291         1,772,144          1,796,386             --
                       -----------     -----------      --------        ----------         ----------       --------
 Net realized gain
   (loss)............   49,211,854       4,686,799       299,174         1,869,590          2,912,645         86,544
                       -----------     -----------      --------        ----------         ----------       --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    4,777,880      40,213,569       277,209         1,598,294          1,694,387        305,555
                       -----------     -----------      --------        ----------         ----------       --------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   53,989,734      44,900,368       576,383         3,467,884          4,607,032        392,099
                       -----------     -----------      --------        ----------         ----------       --------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $51,900,989     $44,328,560      $625,040        $3,368,600         $4,516,518       $420,412
                       ===========     ===========      ========        ==========         ==========       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                            INVESCO V.I.
                      INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                       REAL ESTATE FUND      YIELD FUND      GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                      ------------------- ----------------- ------------- -------------------- ------------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...     $ 1,548,602         $ 879,880      $  280,167        $   62,103          $       --      $       --
 Expenses:
   Asset-based
    charges..........         493,542           205,559         309,967           146,089              77,418         347,995
                          -----------         ---------      ----------        ----------          ----------      ----------
   Net Expenses......         493,542           205,559         309,967           146,089              77,418         347,995
                          -----------         ---------      ----------        ----------          ----------      ----------

NET INVESTMENT
 INCOME (LOSS).......       1,055,060           674,321         (29,800)          (83,986)            (77,418)       (347,995)
                          -----------         ---------      ----------        ----------          ----------      ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......       2,676,086           283,984         705,429           194,289             500,147       1,168,430
   Realized gain
    distribution
    from the
    Portfolios.......              --                --              --           863,303              66,638          93,974
                          -----------         ---------      ----------        ----------          ----------      ----------
 Net realized gain
   (loss)............       2,676,086           283,984         705,429         1,057,592             566,785       1,262,404
                          -----------         ---------      ----------        ----------          ----------      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....      (3,681,238)         (112,270)      3,468,967         1,719,961           1,345,798       5,150,959
                          -----------         ---------      ----------        ----------          ----------      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........      (1,005,152)          171,714       4,174,396         2,777,553           1,912,583       6,413,363
                          -----------         ---------      ----------        ----------          ----------      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....     $    49,908         $ 846,035      $4,144,596        $2,693,567          $1,835,165      $6,065,368
                          ===========         =========      ==========        ==========          ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                    LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                      IVY FUNDS VIP IVY FUNDS VIP   IVY FUNDS VIP   EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                       HIGH INCOME  MID CAP GROWTH SMALL CAP GROWTH EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                      ------------- -------------- ---------------- ----------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $5,462,863    $        --      $       --       $ 1,605,781      $ 1,341,721      $   32,298
 Expenses:
   Asset-based
    charges..........   1,435,138        593,783          94,561         1,316,539        1,169,148          90,902
                       ----------    -----------      ----------       -----------      -----------      ----------
   Net Expenses......   1,435,138        593,783          94,561         1,316,539        1,169,148          90,902
                       ----------    -----------      ----------       -----------      -----------      ----------

NET INVESTMENT
 INCOME (LOSS).......   4,027,725       (593,783)        (94,561)          289,242          172,573         (58,604)
                       ----------    -----------      ----------       -----------      -----------      ----------

REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS:
   Realized gain
    (loss) on
    investments......   3,314,379        669,052         468,301          (205,220)       3,287,328         411,951
   Realized gain
    distribution
    from the
    Portfolios.......          --      1,468,388              --           668,265               --         242,722
                       ----------    -----------      ----------       -----------      -----------      ----------
 Net realized gain
   (loss)............   3,314,379      2,137,440         468,301           463,045        3,287,328         654,673
                       ----------    -----------      ----------       -----------      -----------      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   2,300,157      9,712,670       2,211,836        (3,070,440)      16,997,406       1,193,773
                       ----------    -----------      ----------       -----------      -----------      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   5,614,536     11,850,110       2,680,137        (2,607,395)      20,284,734       1,848,446
                       ----------    -----------      ----------       -----------      -----------      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $9,642,261    $11,256,327      $2,585,576       $(2,318,153)     $20,457,307      $1,789,842
                       ==========    ===========      ==========       ===========      ===========      ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                          MULTIMANAGER
                      MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL
                        TRUST SERIES       PORTFOLIO          SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*
                      ---------------- ----------------- ---------------- ------------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...    $   87,341       $       --        $1,250,919       $    662,723    $ 2,236,524   $  668,148
 Expenses:
   Asset-based
    charges..........       112,873          289,397           708,086          7,702,232      1,808,717      724,457
   Less: Reduction
    for expense
    limitation.......            --               --                --         (2,809,275)            --           --
                         ----------       ----------        ----------       ------------    -----------   ----------
   Net Expenses......       112,873          289,397           708,086          4,892,957      1,808,717      724,457
                         ----------       ----------        ----------       ------------    -----------   ----------

NET INVESTMENT
 INCOME (LOSS).......       (25,532)        (289,397)          542,833         (4,230,234)       427,807      (56,309)
                         ----------       ----------        ----------       ------------    -----------   ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......       675,559        1,300,919         2,240,874         11,241,524     (2,776,878)   2,432,375
   Realized gain
    distribution
    from the
    Portfolios.......            --           23,269         1,113,142                 --        379,339           --
                         ----------       ----------        ----------       ------------    -----------   ----------
 Net realized gain
   (loss)............       675,559        1,324,188         3,354,016         11,241,524     (2,397,539)   2,432,375
                         ----------       ----------        ----------       ------------    -----------   ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....     1,663,409        5,807,433         5,056,571        171,183,649     (3,270,201)   6,367,604
                         ----------       ----------        ----------       ------------    -----------   ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........     2,338,968        7,131,621         8,410,587        182,425,173     (5,667,740)   8,799,979
                         ----------       ----------        ----------       ------------    -----------   ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....    $2,313,436       $6,842,224        $8,953,420       $178,194,939    $(5,239,933)  $8,743,670
                         ==========       ==========        ==========       ============    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                      MULTIMANAGER
                       LARGE CAP     MULTIMANAGER    MULTIMANAGER    MULTIMANAGER     MULTIMANAGER      MULTIMANAGER
                      CORE EQUITY* LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE* MULTI-SECTOR BOND* SMALL CAP GROWTH*
                      ------------ ---------------- --------------- -------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...  $   84,295    $   799,858      $        --    $   230,988      $ 3,890,503        $        --
 Expenses:
   Asset-based
    charges..........     172,599        679,714          946,053        823,440        1,454,928            611,499
                       ----------    -----------      -----------    -----------      -----------        -----------
   Net Expenses......     172,599        679,714          946,053        823,440        1,454,928            611,499
                       ----------    -----------      -----------    -----------      -----------        -----------

NET INVESTMENT
 INCOME (LOSS).......     (88,304)       120,144         (946,053)      (592,452)       2,435,575           (611,499)
                       ----------    -----------      -----------    -----------      -----------        -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......   1,059,337      3,891,147        5,095,020      6,884,486       (1,713,016)         5,730,060
   Realized gain
    distribution
    from the
    Portfolios.......          --             --       22,278,543             --               --                 --
                       ----------    -----------      -----------    -----------      -----------        -----------
 Net realized gain
   (loss)............   1,059,337      3,891,147       27,373,563      6,884,486       (1,713,016)         5,730,060
                       ----------    -----------      -----------    -----------      -----------        -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   2,779,170     10,080,962       (2,872,285)    12,272,198       (3,311,677)        12,417,329
                       ----------    -----------      -----------    -----------      -----------        -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........   3,838,507     13,972,109       24,501,278     19,156,684       (5,024,693)        18,147,389
                       ----------    -----------      -----------    -----------      -----------        -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....  $3,750,203    $14,092,253      $23,555,225    $18,564,232      $(2,589,118)       $17,535,890
                       ==========    ===========      ===========    ===========      ===========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                            PIMCO COMMODITY
                        MULTIMANAGER   MULTIMANAGER      OPPENHEIMER         REAL RETURN(R)   TARGET 2015 TARGET 2025
                      SMALL CAP VALUE* TECHNOLOGY*  MAIN STREET FUND(R)/VA STRATEGY PORTFOLIO ALLOCATION* ALLOCATION*
                      ---------------- ------------ ---------------------- ------------------ ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios...   $   720,477    $        --         $  7,012            $  66,168      $  327,592  $  544,151
 Expenses:
   Asset-based
    charges..........     1,673,102      1,567,328            8,172               50,670         299,154     505,152
                        -----------    -----------         --------            ---------      ----------  ----------
   Net Expenses......     1,673,102      1,567,328            8,172               50,670         299,154     505,152
                        -----------    -----------         --------            ---------      ----------  ----------

NET INVESTMENT
 INCOME (LOSS).......      (952,625)    (1,567,328)          (1,160)              15,498          28,438      38,999
                        -----------    -----------         --------            ---------      ----------  ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......    12,777,914     11,632,879           21,662             (326,564)        913,313   1,208,894
   Realized gain
    distribution
    from the
    Portfolios.......            --             --               --                   --         776,737     727,451
                        -----------    -----------         --------            ---------      ----------  ----------
 Net realized gain
   (loss)............    12,777,914     11,632,879           21,662             (326,564)      1,690,050   1,936,345
                        -----------    -----------         --------            ---------      ----------  ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    32,850,420     25,961,864          194,211             (407,272)      1,101,423   4,521,261
                        -----------    -----------         --------            ---------      ----------  ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........    45,628,334     37,594,743          215,873             (733,836)      2,791,473   6,457,606
                        -----------    -----------         --------            ---------      ----------  ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....   $44,675,709    $36,027,415         $214,713            $(718,338)     $2,819,911  $6,496,605
                        ===========    ===========         ========            =========      ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   VAN ECK VIP
                      TARGET 2035 TARGET 2045   TEMPLETON GLOBAL   GLOBAL HARD
                      ALLOCATION* ALLOCATION* BOND SECURITIES FUND ASSETS FUND
                      ----------- ----------- -------------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    the Portfolios... $  488,660  $  354,304       $1,028,129      $   74,739
 Expenses:
   Asset-based
    charges..........    459,094     332,956          259,587         206,356
                      ----------  ----------       ----------      ----------
   Net Expenses......    459,094     332,956          259,587         206,356
                      ----------  ----------       ----------      ----------

NET INVESTMENT
 INCOME (LOSS).......     29,566      21,348          768,542        (131,617)
                      ----------  ----------       ----------      ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......  1,110,232   1,043,536         (161,967)       (465,318)
   Realized gain
    distribution
    from the
    Portfolios.......    762,434     456,177          265,449         289,743
                      ----------  ----------       ----------      ----------
 Net realized gain
   (loss)............  1,872,666   1,499,713          103,482        (175,575)
                      ----------  ----------       ----------      ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  4,869,717   4,008,208         (792,538)      1,762,505
                      ----------  ----------       ----------      ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........  6,742,383   5,507,921         (689,056)      1,586,930
                      ----------  ----------       ----------      ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..... $6,771,949  $5,529,269       $   79,486      $1,455,313
                      ==========  ==========       ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                          ALL ASSET
                            ALL ASSET               ALL ASSET             MODERATE
                      AGGRESSIVE-ALT 25*(B)      GROWTH-ALT 20*       GROWTH-ALT 15*(B)
                      --------------------- ------------------------  -----------------
                              2013              2013         2012           2013
                      --------------------- -----------  -----------  -----------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss).....      $   11,104       $    90,976  $   154,367      $  3,099
 Net realized gain
   (loss) on
   investments.......          10,607         3,082,101    1,088,102         3,245
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....          16,339         2,143,064    1,866,134         4,828
                           ----------       -----------  -----------      --------
 Net increase
   (decrease) in
   net assets from
   operations........          38,050         5,316,141    3,108,603        11,172
                           ----------       -----------  -----------      --------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...         354,523         9,677,308    7,581,951        97,500
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....         784,065          (886,637)   5,149,541       271,308
   Redemptions for
    contract
    benefits and
    terminations.....         (19,308)       (2,648,177)  (2,398,624)          (40)
   Contract
    maintenance
    charges..........            (272)          (47,967)     (34,196)          (41)
                           ----------       -----------  -----------      --------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......       1,119,008         6,094,527   10,298,672       368,727
                           ----------       -----------  -----------      --------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........              35                --          501            --
                           ----------       -----------  -----------      --------

INCREASE (DECREASE)
 IN NET ASSETS.......       1,157,093        11,410,668   13,407,776       379,899
NET ASSETS --
 BEGINNING OF PERIOD.              --        38,706,663   25,298,887            --
                           ----------       -----------  -----------      --------

NET ASSETS -- END
OF PERIOD............      $1,157,093       $50,117,331  $38,706,663      $379,899
                           ==========       ===========  ===========      ========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............              12                96          130             4
 Redeemed............              (1)              (49)         (44)           (1)
                           ----------       -----------  -----------      --------
 Net Increase
   (Decrease)........              11                47           86             3
                           ==========       ===========  ===========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                AMERICAN FUNDS
                        AMERICAN CENTURY VP   INSURANCE SERIES(R)       AXA AGGRESSIVE
                        MID CAP VALUE FUND     BOND FUND/SM/(B)           ALLOCATION*
                      ----------------------  ------------------- --------------------------
                         2013        2012            2013             2013          2012
                      ----------  ----------  ------------------- ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (5,331) $   20,706      $   16,166      $  6,307,414  $ (1,519,117)
 Net realized gain
   (loss) on
   investments.......    182,352     128,149            (582)       25,649,376    14,696,417
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  1,311,194     198,500         (22,033)       73,664,239    33,150,613
                      ----------  ----------      ----------      ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........  1,488,215     347,355          (6,449)      105,621,029    46,327,913
                      ----------  ----------      ----------      ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  3,204,309   1,662,983         503,832        65,482,615    66,279,864
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    677,225     121,727         946,563       (19,060,950)  (23,907,917)
   Redemptions for
    contract
    benefits and
    terminations.....   (131,086)    (33,082)         (9,028)      (29,771,265)  (26,292,505)
   Contract
    maintenance
    charges..........     (9,052)     (4,118)           (123)         (909,506)     (902,776)
                      ----------  ----------      ----------      ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  3,741,396   1,747,510       1,441,244        15,740,894    15,176,666
                      ----------  ----------      ----------      ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        300          --              50                --            --
                      ----------  ----------      ----------      ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  5,229,911   2,094,865       1,434,845       121,361,923    61,504,579
NET ASSETS --
 BEGINNING OF PERIOD.  3,763,744   1,668,879              --       418,525,757   357,021,178
                      ----------  ----------      ----------      ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $8,993,655  $3,763,744      $1,434,845      $539,887,680  $418,525,757
                      ==========  ==========      ==========      ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............         --          --              --               563           622
 Redeemed............         --          --              --              (466)         (501)
                      ----------  ----------      ----------      ------------  ------------
 Net Increase
   (Decrease)........         --          --              --                97           121
                      ==========  ==========      ==========      ============  ============
UNIT ACTIVITY CLASS
II
 Issued..............         32          18              --                --            --
 Redeemed............         (4)         (3)             --                --            --
                      ----------  ----------      ----------      ------------  ------------
 Net Increase
   (Decrease)........         28          15              --                --            --
                      ==========  ==========      ==========      ============  ============
UNIT ACTIVITY CLASS
4
 Issued..............         --          --              15                --            --
 Redeemed............         --          --              (1)               --            --
                      ----------  ----------      ----------      ------------  ------------
 Net Increase
   (Decrease)........         --          --              14                --            --
                      ==========  ==========      ==========      ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                 AXA                        AXA                       AXA
                              BALANCED                 CONSERVATIVE               CONSERVATIVE
                              STRATEGY*                 ALLOCATION*             GROWTH STRATEGY*
                      ------------------------  --------------------------  -----------------------
                          2013         2012         2013          2012          2013        2012
                      -----------  -----------  ------------  ------------  -----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   641,867  $  (175,772) $   (394,058) $   (480,522) $    76,364  $  (30,204)
 Net realized gain
   (loss) on
   investments.......     868,005      246,110     3,046,610     1,350,180      206,953      88,394
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   5,908,192    2,678,525     1,094,104     2,958,199      743,284     337,483
                      -----------  -----------  ------------  ------------  -----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........   7,418,064    2,748,863     3,746,656     3,827,857    1,026,601     395,673
                      -----------  -----------  ------------  ------------  -----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  21,119,741   15,231,495    15,712,288    18,828,585    3,283,699   3,288,499
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   3,844,470    1,286,468    (7,367,044)    2,722,319    1,254,528     906,872
   Redemptions for
    contract
    benefits and
    terminations.....  (1,987,918)  (1,231,200)  (12,979,050)  (17,130,404)    (411,044)   (712,766)
   Contract
    maintenance
    charges..........    (587,946)    (396,471)     (195,676)     (181,409)     (88,261)    (63,597)
                      -----------  -----------  ------------  ------------  -----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  22,388,347   14,890,292    (4,829,482)    4,239,091    4,038,922   3,419,008
                      -----------  -----------  ------------  ------------  -----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........         (45)          --            --            --           --          --
                      -----------  -----------  ------------  ------------  -----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......  29,806,366   17,639,155    (1,082,826)    8,066,948    5,065,523   3,814,681
NET ASSETS --
 BEGINNING OF PERIOD.  51,773,388   34,134,233   124,092,270   116,025,322    9,767,256   5,952,575
                      -----------  -----------  ------------  ------------  -----------  ----------

NET ASSETS -- END
 OF PERIOD........... $81,579,754  $51,773,388  $123,009,444  $124,092,270  $14,832,779  $9,767,256
                      ===========  ===========  ============  ============  ===========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Redeemed............          --           (3)           --            --           --          --
                      -----------  -----------  ------------  ------------  -----------  ----------
 Net Increase
   (Decrease)........          --           (3)           --            --           --          --
                      ===========  ===========  ============  ============  ===========  ==========

UNIT ACTIVITY CLASS
B
 Issued..............         223          155           256           284           59          42
 Redeemed............         (46)         (24)         (293)         (247)         (22)        (13)
                      -----------  -----------  ------------  ------------  -----------  ----------
 Net Increase
   (Decrease)........         177          131           (37)           37           37          29
                      ===========  ===========  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                         AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS          AXA GROWTH
                             STRATEGY*                ALLOCATION*                STRATEGY*
                      ----------------------  --------------------------  ----------------------
                         2013        2012         2013          2012         2013        2012
                      ----------  ----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $     (273) $   (9,359) $    350,249  $   (736,184) $   15,071  $   (5,350)
 Net realized gain
   (loss) on
   investments.......     58,349      23,055     8,127,173     4,635,444      54,916      12,394
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    116,791      83,831     7,841,244     6,032,702     155,559     115,828
                      ----------  ----------  ------------  ------------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........    174,867      97,527    16,318,666     9,931,962     225,546     122,872
                      ----------  ----------  ------------  ------------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  1,497,027     875,788    29,296,246    30,850,487          --          --
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  1,453,198     697,142    (4,430,092)   (3,107,789)         --      (5,264)
   Redemptions for
    contract
    benefits and
    terminations.....   (354,511)   (308,159)  (17,621,816)  (17,102,390)   (204,120)    (27,561)
   Contract
    maintenance
    charges..........    (38,280)    (31,206)     (389,114)     (367,880)        (26)         --
                      ----------  ----------  ------------  ------------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  2,557,434   1,233,565     6,855,224    10,272,428    (204,146)    (32,825)
                      ----------  ----------  ------------  ------------  ----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        500          --            --            --           8          --
                      ----------  ----------  ------------  ------------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......  2,732,801   1,331,092    23,173,890    20,204,390      21,408      90,047
NET ASSETS --
 BEGINNING OF PERIOD.  4,100,286   2,769,194   180,317,497   160,113,107   1,266,621   1,176,574
                      ----------  ----------  ------------  ------------  ----------  ----------

NET ASSETS -- END
 OF PERIOD........... $6,833,087  $4,100,286  $203,491,387  $180,317,497  $1,288,029  $1,266,621
                      ==========  ==========  ============  ============  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............         --          --            --            --          --           3
 Redeemed............         --          --            --            --          (2)         (3)
                      ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase
   (Decrease)........         --          --            --            --          (2)         --
                      ==========  ==========  ============  ============  ==========  ==========

UNIT ACTIVITY CLASS
B
 Issued..............         36          18           319           347          --          --
 Redeemed............        (13)         (6)         (268)         (261)         --          --
                      ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase
   (Decrease)........         23          12            51            86          --          --
                      ==========  ==========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                    AXA                                                     AXA
                                 MODERATE                   AXA MODERATE               MODERATE-PLUS
                                ALLOCATION*             GROWTH STRATEGY*(A)             ALLOCATION*
                      ------------------------------  -----------------------  ----------------------------
                           2013            2012           2013        2012          2013           2012
                      --------------  --------------  -----------  ----------  --------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   11,222,274  $   (2,423,795) $   159,168  $    9,548  $    8,612,656  $ (3,985,566)
 Net realized gain
   (loss) on
   investments.......     50,710,052       1,720,706      248,983      12,453      60,406,982     2,494,868
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    126,739,480     118,284,296      528,110      23,176      94,131,076    83,311,021
                      --------------  --------------  -----------  ----------  --------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........    188,671,806     117,581,207      936,261      45,177     163,150,714    81,820,323
                      --------------  --------------  -----------  ----------  --------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    147,367,893     145,708,248    6,170,588   1,541,469     116,052,877   119,063,673
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (54,167,094)    (66,730,650)   3,415,430   1,043,870     (39,755,882)  (55,683,884)
   Redemptions for
    contract
    benefits and
    terminations.....   (146,887,606)   (137,782,450)    (688,091)    (49,195)    (71,389,379)  (60,405,351)
   Contract
    maintenance
    charges..........     (2,145,103)     (2,143,994)     (16,075)       (264)     (1,732,695)   (1,780,572)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....       (186,025)         49,330           --          --              --            --
                      --------------  --------------  -----------  ----------  --------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......    (56,017,935)    (60,899,516)   8,881,852   2,535,880       3,174,921     1,193,866
                      --------------  --------------  -----------  ----------  --------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      1,549,598       1,051,602        2,000          --         (47,000)       31,200
                      --------------  --------------  -----------  ----------  --------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......    134,203,469      57,733,293    9,820,113   2,581,057     166,278,635    83,045,389
NET ASSETS --
 BEGINNING OF PERIOD.  1,589,850,228   1,532,116,935    2,581,057          --     890,786,915   807,741,526
                      --------------  --------------  -----------  ----------  --------------  ------------

NET ASSETS -- END
 OF PERIOD........... $1,724,053,697  $1,589,850,228  $12,401,170  $2,581,057  $1,057,065,550  $890,786,915
                      ==============  ==============  ===========  ==========  ==============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          1,123           1,358           --          --              --            --
 Redeemed............         (2,301)         (2,501)          --          --              --            --
                      --------------  --------------  -----------  ----------  --------------  ------------
 Net Increase
   (Decrease)........         (1,178)         (1,143)          --          --              --            --
                      ==============  ==============  ===========  ==========  ==============  ============

UNIT ACTIVITY CLASS
B
 Issued..............            591             562          104          28             935         1,027
 Redeemed............           (326)           (367)         (25)         (4)           (916)       (1,022)
                      --------------  --------------  -----------  ----------  --------------  ------------
 Net Increase
   (Decrease)........            265             195           79          24              19             5
                      ==============  ==============  ===========  ==========  ==============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                AXA                     AXA                     AXA
                             TACTICAL                TACTICAL                TACTICAL
                           MANAGER 400*            MANAGER 500*            MANAGER 2000*
                      ----------------------  ----------------------  ----------------------
                         2013        2012        2013        2012        2013        2012
                      ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (52,637) $  (29,452) $  (53,871) $  (27,043) $  (30,205) $  (13,643)
 Net realized gain
   (loss) on
   investments.......    592,131     (75,122)  1,095,580     239,043     583,958      40,741
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    687,789     498,667     794,095     370,759     265,205     178,864
                      ----------  ----------  ----------  ----------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........  1,227,283     394,093   1,835,804     582,759     818,958     205,962
                      ----------  ----------  ----------  ----------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    946,780     530,773   1,292,839   1,179,299     390,552     370,649
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  1,125,739      (7,305)    654,607     480,752     667,972     133,027
   Redemptions for
    contract
    benefits and
    terminations.....   (451,195)   (233,192)   (443,940)   (345,395)   (158,716)   (132,727)
   Contract
    maintenance
    charges..........     (4,429)     (3,155)     (7,797)     (5,920)     (2,084)     (1,579)
                      ----------  ----------  ----------  ----------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  1,616,895     287,121   1,495,709   1,308,736     897,724     369,370
                      ----------  ----------  ----------  ----------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......  2,844,178     681,214   3,331,513   1,891,495   1,716,682     575,332
NET ASSETS --
 BEGINNING OF PERIOD.  3,273,415   2,592,201   5,612,617   3,721,122   1,866,789   1,291,457
                      ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END
 OF PERIOD........... $6,117,593  $3,273,415  $8,944,130  $5,612,617  $3,583,471  $1,866,789
                      ==========  ==========  ==========  ==========  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............         26          15          68          43          23          17
 Redeemed............        (14)        (12)        (57)        (31)        (17)        (13)
                      ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase
   (Decrease)........         12           3          11          12           6           4
                      ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           AXA TACTICAL        EQ/ALLIANCEBERNSTEIN      EQ/ALLIANCEBERNSTEIN
                              MANAGER             DYNAMIC WEALTH               SMALL CAP
                          INTERNATIONAL*          STRATEGIES*(A)                GROWTH*
                      ----------------------  ----------------------  --------------------------
                         2013        2012        2013        2012         2013          2012
                      ----------  ----------  ----------  ----------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (67,028) $  (23,089) $  (26,710) $      149  $ (4,342,091) $ (3,309,693)
 Net realized gain
   (loss) on
   investments.......    619,753    (194,178)    219,624       9,560    52,447,382    29,964,869
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    423,567     767,834     259,032      20,823    58,747,815    13,162,841
                      ----------  ----------  ----------  ----------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........    976,292     550,567     451,946      30,532   106,853,106    39,818,017
                      ----------  ----------  ----------  ----------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  1,041,230     898,448   1,877,570     509,783    16,761,092    15,789,861
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    569,112     175,294   1,848,885     896,569   (12,030,654)  (16,538,369)
   Redemptions for
    contract
    benefits and
    terminations.....   (332,592)   (275,158)   (160,718)    (17,063)  (27,009,446)  (25,080,199)
   Contract
    maintenance
    charges..........     (5,085)     (4,082)     (2,297)       (109)     (249,646)     (266,333)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....         --          --          --          --      (538,615)     (159,416)
                      ----------  ----------  ----------  ----------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  1,272,665     794,502   3,563,440   1,389,180   (23,067,269)  (26,254,456)
                      ----------  ----------  ----------  ----------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........         --          --       1,000          --       533,317       158,907
                      ----------  ----------  ----------  ----------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  2,248,957   1,345,069   4,016,386   1,419,712    84,319,154    13,722,468
NET ASSETS --
 BEGINNING OF PERIOD.  4,447,232   3,102,163   1,419,712          --   304,032,395   290,309,927
                      ----------  ----------  ----------  ----------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $6,696,189  $4,447,232  $5,436,098  $1,419,712  $388,351,549  $304,032,395
                      ==========  ==========  ==========  ==========  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............         --          --          --          --           134           132
 Redeemed............         --          --          --          --          (214)         (240)
                      ----------  ----------  ----------  ----------  ------------  ------------
 Net Increase
   (Decrease)........         --          --          --          --           (80)         (108)
                      ==========  ==========  ==========  ==========  ============  ============

UNIT ACTIVITY CLASS
B
 Issued..............         22          20          37          15            53            53
 Redeemed............        (10)        (12)         (4)         (2)          (51)          (60)
                      ----------  ----------  ----------  ----------  ------------  ------------
 Net Increase
   (Decrease)........         12           8          33          13             2            (7)
                      ==========  ==========  ==========  ==========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                               EQ/AXA                  EQ/BLACKROCK                 EQ/BOSTON
                         FRANKLIN SMALL CAP             BASIC VALUE              ADVISORS EQUITY
                             VALUE CORE*                  EQUITY*                    INCOME*
                      ------------------------  --------------------------  -------------------------
                          2013         2012         2013          2012          2013          2012
                      -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (203,969) $   (81,404) $  1,987,716  $  1,336,317  $    794,347  $   506,613
 Net realized gain
   (loss) on
   investments.......   1,531,495      577,638    27,280,134    (8,311,293)   16,536,165    4,567,924
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   3,900,896    1,543,107   135,264,331    56,328,176     5,858,154    4,149,246
                      -----------  -----------  ------------  ------------  ------------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   5,228,422    2,039,341   164,532,181    49,353,200    23,188,666    9,223,783
                      -----------  -----------  ------------  ------------  ------------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   1,782,998    1,530,753    52,985,779    47,952,016    10,561,385    6,976,894
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (790,201)    (947,358)   (6,523,076)  (11,142,520)    6,855,555    3,993,362
   Redemptions for
    contract
    benefits and
    terminations.....  (1,400,728)  (1,328,597)  (38,232,673)  (31,707,039)   (5,997,068)  (4,938,615)
   Contract
    maintenance
    charges..........     (11,882)     (11,920)     (397,380)     (375,316)      (69,717)     (63,421)
                      -----------  -----------  ------------  ------------  ------------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......    (419,813)    (757,122)    7,832,650     4,727,141    11,350,155    5,968,220
                      -----------  -----------  ------------  ------------  ------------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --            --            --            --        2,499
                      -----------  -----------  ------------  ------------  ------------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   4,808,609    1,282,219   172,364,831    54,080,341    34,538,821   15,194,502
NET ASSETS --
 BEGINNING OF PERIOD.  15,133,441   13,851,222   456,821,784   402,741,443    70,746,755   55,552,253
                      -----------  -----------  ------------  ------------  ------------  -----------

NET ASSETS -- END
 OF PERIOD........... $19,942,050  $15,133,441  $629,186,615  $456,821,784  $105,285,576  $70,746,755
                      ===========  ===========  ============  ============  ============  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............          55           44           391           415           184          155
 Redeemed............         (59)         (52)         (339)         (369)          (99)        (107)
                      -----------  -----------  ------------  ------------  ------------  -----------
 Net Increase
   (Decrease)........          (4)          (8)           52            46            85           48
                      ===========  ===========  ============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             EQ/CALVERT                 EQ/CAPITAL                     EQ/COMMON
                        SOCIALLY RESPONSIBLE*       GUARDIAN RESEARCH*               STOCK INDEX*
                      ------------------------  --------------------------  ------------------------------
                          2013         2012         2013          2012           2013            2012
                      -----------  -----------  ------------  ------------  --------------  --------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (158,443) $   (77,200) $    279,587  $   (647,521) $    2,957,710  $    7,821,075
 Net realized gain
   (loss) on
   investments.......     750,792     (252,419)    3,933,378      (566,978)     42,810,514      (2,853,747)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   8,319,871    3,916,392    44,370,276    25,315,504     538,225,758     261,721,619
                      -----------  -----------  ------------  ------------  --------------  --------------
 Net increase
   (decrease) in
   net assets from
   operations........   8,912,220    3,586,773    48,583,241    24,101,005     583,993,982     266,688,947
                      -----------  -----------  ------------  ------------  --------------  --------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   3,106,745    2,742,225     7,715,272     8,688,808      50,496,994      55,009,274
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (221,644)  (1,324,791)   (4,127,075)   (7,590,712)    (66,809,049)    (96,691,521)
   Redemptions for
    contract
    benefits and
    terminations.....  (1,695,626)  (1,704,440)  (15,122,491)  (13,973,266)   (189,565,586)   (178,196,255)
   Contract
    maintenance
    charges..........     (33,626)     (33,345)     (110,095)     (121,224)     (1,381,024)     (1,509,507)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....          --           --            --            --      (2,483,771)       (148,437)
                      -----------  -----------  ------------  ------------  --------------  --------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   1,155,849     (320,351)  (11,644,389)  (12,996,394)   (209,742,436)   (221,536,446)
                      -----------  -----------  ------------  ------------  --------------  --------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........    (207,858)          --       (30,000)           --       4,659,626       1,383,676
                      -----------  -----------  ------------  ------------  --------------  --------------

INCREASE (DECREASE)
 IN NET ASSETS.......   9,860,211    3,266,422    36,908,852    11,104,611     378,911,172      46,536,177
NET ASSETS --
 BEGINNING OF PERIOD.  26,974,469   23,708,047   166,786,718   155,682,107   1,976,299,731   1,929,763,554
                      -----------  -----------  ------------  ------------  --------------  --------------

NET ASSETS -- END
 OF PERIOD........... $36,834,680  $26,974,469  $203,695,570  $166,786,718  $2,355,210,903  $1,976,299,731
                      ===========  ===========  ============  ============  ==============  ==============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          --           --            --            --             328             335
 Redeemed............          --           --            --            --            (865)           (990)
                      -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase
   (Decrease)........          --           --            --            --            (537)           (655)
                      ===========  ===========  ============  ============  ==============  ==============

UNIT ACTIVITY CLASS
B
 Issued..............          48           51            92           125             154              83
 Redeemed............         (37)         (54)         (161)         (218)           (141)           (169)
                      -----------  -----------  ------------  ------------  --------------  --------------
 Net Increase
   (Decrease)........          11           (3)          (69)          (93)             13             (86)
                      ===========  ===========  ============  ============  ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                          EQ/DAVIS           EQ/EMERGING
                                EQ/CORE                   NEW YORK          MARKETS EQUITY
                              BOND INDEX*                 VENTURE*             PLUS*(B)
                      --------------------------  ------------------------  --------------
                          2013          2012          2013         2012          2013
                      ------------  ------------  -----------  -----------  --------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (120,770) $    207,606  $    23,559  $  (110,086)   $    1,514
 Net realized gain
   (loss) on
   investments.......    1,428,440      (309,555)   1,858,299    1,331,911        15,210
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (4,652,214)    2,366,021    6,365,637    1,418,686        11,141
                      ------------  ------------  -----------  -----------    ----------
 Net increase
   (decrease) in
   net assets from
   operations........   (3,344,544)    2,264,072    8,247,495    2,640,511        27,865
                      ------------  ------------  -----------  -----------    ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   10,710,801    10,702,806    3,057,049    3,470,860       207,626
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (3,723,903)   (1,242,487)  (1,470,209)  (2,643,690)    1,014,234
   Redemptions for
    contract
    benefits and
    terminations.....  (11,605,364)  (13,485,005)  (2,683,046)  (2,318,425)      (16,022)
   Contract
    maintenance
    charges..........     (105,890)     (124,130)     (20,940)     (22,100)         (104)
                      ------------  ------------  -----------  -----------    ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (4,724,356)   (4,148,816)  (1,117,146)  (1,513,355)    1,205,734
                      ------------  ------------  -----------  -----------    ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........           --         1,698           --        3,400            --
                      ------------  ------------  -----------  -----------    ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   (8,068,900)   (1,883,046)   7,130,349    1,130,556     1,233,599
NET ASSETS --
 BEGINNING OF PERIOD.  120,953,667   122,836,713   26,654,280   25,523,724            --
                      ------------  ------------  -----------  -----------    ----------

NET ASSETS -- END
 OF PERIOD........... $112,884,767  $120,953,667  $33,784,629  $26,654,280    $1,233,599
                      ============  ============  ===========  ===========    ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............          180           196           51           61            19
 Redeemed............         (221)         (230)         (62)         (82)           (7)
                      ------------  ------------  -----------  -----------    ----------
 Net Increase
   (Decrease)........          (41)          (34)         (11)         (21)           12
                      ============  ============  ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                EQ/EQUITY                    EQ/EQUITY                 EQ/FRANKLIN
                               500 INDEX*                  GROWTH PLUS*              CORE BALANCED*
                      ----------------------------  --------------------------  ------------------------
                           2013           2012          2013          2012          2013         2012
                      --------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $    1,715,404  $  3,135,705  $ (2,871,904) $ (2,271,119) $   859,371  $ 1,288,838
 Net realized gain
   (loss) on
   investments.......     44,844,146    17,594,428     8,288,447    (2,631,241)   4,310,139    3,483,263
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    197,978,449    83,075,715    89,283,891    44,087,585    4,311,777    1,935,083
                      --------------  ------------  ------------  ------------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........    244,537,999   103,805,848    94,700,434    39,185,225    9,481,287    6,707,184
                      --------------  ------------  ------------  ------------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...     60,864,880    56,288,874    22,440,774    25,914,166    5,648,855    5,335,983
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (13,746,921)  (25,634,165)  (21,889,154)  (30,605,668)   1,131,744   (2,804,290)
   Redemptions for
    contract
    benefits and
    terminations.....    (72,027,032)  (65,459,038)  (25,318,184)  (25,063,924)  (7,515,959)  (7,351,512)
   Contract
    maintenance
    charges..........       (658,458)     (688,625)     (294,657)     (339,544)     (64,673)     (69,483)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....       (637,359)     (170,533)           --            --           --           --
                      --------------  ------------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......    (26,204,890)  (35,663,487)  (25,061,221)  (30,094,970)    (800,033)  (4,889,302)
                      --------------  ------------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        452,363       170,535       (40,000)       29,502      (20,000)          --
                      --------------  ------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......    218,785,472    68,312,896    69,599,213     9,119,757    8,661,254    1,817,882
NET ASSETS --
 BEGINNING OF PERIOD.    831,784,431   763,471,535   320,234,944   311,115,187   72,647,017   70,829,135
                      --------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $1,050,569,903  $831,784,431  $389,834,157  $320,234,944  $81,308,271  $72,647,017
                      ==============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............            294           322            --            --           --           --
 Redeemed............           (405)         (448)           --            --           --           --
                      --------------  ------------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........           (111)         (126)           --            --           --           --
                      ==============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY CLASS
B
 Issued..............            274           264           171           199          112          113
 Redeemed............           (165)         (215)         (316)         (403)        (117)        (161)
                      --------------  ------------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........            109            49          (145)         (204)          (5)         (48)
                      ==============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             EQ/FRANKLIN                EQ/GAMCO
                              TEMPLETON                MERGERS AND                 EQ/GAMCO
                             ALLOCATION*              ACQUISITIONS*          SMALL COMPANY VALUE*
                      ------------------------  ------------------------  --------------------------
                          2013         2012         2013         2012         2013          2012
                      -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (55,838) $   259,310  $  (167,190) $  (248,519) $ (5,606,741) $     87,930
 Net realized gain
   (loss) on
   investments.......   3,025,773    2,034,742    1,341,828      954,537    69,020,928    45,258,145
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   8,369,398    3,822,764      664,960       47,859   114,755,235    16,868,250
                      -----------  -----------  -----------  -----------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........  11,339,333    6,116,816    1,839,598      753,877   178,169,422    62,214,325
                      -----------  -----------  -----------  -----------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   5,806,451    5,837,685    1,311,738    1,459,629    67,293,245    56,481,085
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....     331,697   (2,403,732)     614,416     (646,423)   11,337,703    (2,473,639)
   Redemptions for
    contract
    benefits and
    terminations.....  (4,909,962)  (4,212,769)  (2,107,910)  (1,908,147)  (34,515,062)  (27,115,196)
   Contract
    maintenance
    charges..........     (68,333)     (72,027)     (12,939)     (16,777)     (415,561)     (363,138)
                      -----------  -----------  -----------  -----------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   1,159,853     (850,843)    (194,695)  (1,111,718)   43,700,325    26,529,112
                      -----------  -----------  -----------  -----------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --           --           --       (25,500)       18,002
                      -----------  -----------  -----------  -----------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  12,499,186    5,265,973    1,644,903     (357,841)  221,844,247    88,761,439
NET ASSETS --
 BEGINNING OF PERIOD.  51,696,760   46,430,787   19,475,397   19,833,238   456,753,343   367,991,904
                      -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $64,195,946  $51,696,760  $21,120,300  $19,475,397  $678,597,590  $456,753,343
                      ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............         106          113           35           31           592           542
 Redeemed............         (96)        (122)         (36)         (40)         (401)         (395)
                      -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase
   (Decrease)........          10           (9)          (1)          (9)          191           147
                      ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                              EQ/GLOBAL                   EQ/GLOBAL          EQ/HIGH YIELD BOND
                              BOND PLUS*            MULTI-SECTOR EQUITY*       PORTFOLIO*(B)
                      -------------------------  --------------------------  ------------------
                          2013          2012         2013          2012             2013
                      ------------  -----------  ------------  ------------  ------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (993,773) $   159,705  $ (1,885,421) $    475,493      $   41,536
 Net realized gain
   (loss) on
   investments.......    1,466,228    4,476,454    20,790,335    25,359,247           3,126
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (3,632,152)  (2,575,551)   50,510,213    27,635,835         (21,552)
                      ------------  -----------  ------------  ------------      ----------
 Net increase
   (decrease) in
   net assets from
   operations........   (3,159,697)   2,060,608    69,415,127    53,470,575          23,110
                      ------------  -----------  ------------  ------------      ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    7,272,410    8,544,005    29,833,489    33,973,954         387,450
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (7,781,285)     891,163   (23,949,938)  (30,453,380)        606,150
   Redemptions for
    contract
    benefits and
    terminations.....   (7,775,229)  (8,616,147)  (31,928,255)  (29,393,074)         (6,043)
   Contract
    maintenance
    charges..........      (52,866)     (58,965)     (321,652)     (356,036)           (221)
                      ------------  -----------  ------------  ------------      ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (8,336,970)     760,056   (26,366,356)  (26,228,536)        987,336
                      ------------  -----------  ------------  ------------      ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........           --        7,599       (55,000)        5,001              50
                      ------------  -----------  ------------  ------------      ----------

INCREASE (DECREASE)
 IN NET ASSETS.......  (11,496,667)   2,828,263    42,993,771    27,247,040       1,010,496
NET ASSETS --
 BEGINNING OF PERIOD.   86,454,714   83,626,451   382,178,697   354,931,657              --
                      ------------  -----------  ------------  ------------      ----------

NET ASSETS -- END
 OF PERIOD........... $ 74,958,047  $86,454,714  $425,172,468  $382,178,697      $1,010,496
                      ============  ===========  ============  ============      ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............          127          168           206           302              12
 Redeemed............         (195)        (162)         (338)         (436)             (2)
                      ------------  -----------  ------------  ------------      ----------
 Net Increase
   (Decrease)........          (68)           6          (132)         (134)             10
                      ============  ===========  ============  ============      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           EQ/INTERMEDIATE            EQ/INTERNATIONAL            EQ/INTERNATIONAL
                           GOVERNMENT BOND*              CORE PLUS*                 EQUITY INDEX*
                      -------------------------  --------------------------  --------------------------
                          2013          2012         2013          2012          2013          2012
                      ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (834,349) $  (938,107) $   (541,080) $    221,543  $  3,903,426  $  6,627,799
 Net realized gain
   (loss) on
   investments.......      490,055    1,065,472     5,166,219       930,442    (5,832,145)  (27,411,288)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (1,995,987)    (383,986)   15,111,049    15,922,231    80,103,046    75,777,376
                      ------------  -----------  ------------  ------------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........   (2,340,281)    (256,621)   19,736,188    17,074,216    78,174,327    54,993,887
                      ------------  -----------  ------------  ------------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    3,785,939    5,605,519    13,713,906    15,038,268    21,858,507    24,800,814
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (5,351,611)  (4,659,508)  (10,476,872)  (15,101,480)  (18,382,618)  (27,366,498)
   Redemptions for
    contract
    benefits and
    terminations.....   (8,968,615)  (9,059,486)   (9,313,911)   (9,781,238)  (36,502,353)  (34,906,233)
   Contract
    maintenance
    charges..........      (72,720)     (86,721)     (111,992)     (120,545)     (342,576)     (381,951)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....      (29,118)      66,456            --            --      (104,814)     (148,733)
                      ------------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (10,636,125)  (8,133,740)   (6,188,869)   (9,964,995)  (33,473,854)  (38,002,601)
                      ------------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      103,003      (28,887)          250         1,999       (40,184)      148,733
                      ------------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  (12,873,403)  (8,419,248)   13,547,569     7,111,220    44,660,289    17,140,019
NET ASSETS --
 BEGINNING OF PERIOD.   87,309,643   95,728,891   127,021,030   119,909,810   411,657,076   394,517,057
                      ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $ 74,436,240  $87,309,643  $140,568,599  $127,021,030  $456,317,365  $411,657,076
                      ============  ===========  ============  ============  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............           32           43            --            --           265           342
 Redeemed............          (70)         (75)           --            --          (482)         (603)
                      ------------  -----------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          (38)         (32)           --            --          (217)         (261)
                      ============  ===========  ============  ============  ============  ============

UNIT ACTIVITY CLASS
B
 Issued..............           13           29           158           197            52            44
 Redeemed............          (42)         (44)         (212)         (301)          (90)         (125)
                      ------------  -----------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          (29)         (15)          (54)         (104)          (38)          (81)
                      ============  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           EQ/INTERNATIONAL              EQ/INVESCO                EQ/JPMORGAN
                              VALUE PLUS*                 COMSTOCK*           VALUE OPPORTUNITIES*
                      --------------------------  ------------------------  ------------------------
                          2013          2012          2013         2012         2013         2012
                      ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (327,656) $  1,046,510  $ 1,083,757  $       562  $   378,345  $  (157,044)
 Net realized gain
   (loss) on
   investments.......    1,304,389   (18,807,398)   2,876,851    1,780,459    5,168,011     (365,247)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   35,099,458    48,061,208    5,516,266    2,094,260    9,736,487    6,631,487
                      ------------  ------------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   36,076,191    30,300,320    9,476,874    3,875,281   15,282,843    6,109,196
                      ------------  ------------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   15,381,166    17,512,451    2,514,607    2,005,096    3,735,264    3,468,031
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (13,723,860)  (17,411,890)   5,114,419     (389,508)    (269,693)  (3,137,172)
   Redemptions for
    contract
    benefits and
    terminations.....  (18,111,043)  (16,575,786)  (2,512,322)  (1,668,035)  (4,825,426)  (4,219,899)
   Contract
    maintenance
    charges..........     (180,910)     (203,167)     (18,291)     (18,776)     (42,053)     (41,728)
                      ------------  ------------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (16,634,647)  (16,678,392)   5,098,413      (71,223)  (1,401,908)  (3,930,768)
                      ------------  ------------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      (28,290)       21,002           --        1,999      (30,000)          --
                      ------------  ------------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   19,413,254    13,642,930   14,575,287    3,806,057   13,850,935    2,178,428
NET ASSETS --
 BEGINNING OF PERIOD.  211,692,025   198,049,095   26,680,663   22,874,606   45,445,482   43,267,054
                      ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $231,105,279  $211,692,025  $41,255,950  $26,680,663  $59,296,417  $45,445,482
                      ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS
B
 Issued..............          156           245           93           46           63           68
 Redeemed............         (285)         (383)         (55)         (47)         (72)         (94)
                      ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........         (129)         (138)          38           (1)          (9)         (26)
                      ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                              EQ/LARGE                 EQ/LARGE CAP                EQ/LARGE CAP
                           CAP CORE PLUS*              GROWTH INDEX*               GROWTH PLUS*
                      ------------------------  --------------------------  --------------------------
                          2013         2012         2013          2012          2013          2012
                      -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (118,719) $   (26,909) $   (467,567) $    (88,789) $ (2,930,825) $ (1,788,755)
 Net realized gain
   (loss) on
   investments.......   1,039,780    1,732,981    15,360,472     4,588,063    12,013,728    10,425,351
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   2,981,938       49,355    24,804,820    11,202,753    64,863,204    18,650,217
                      -----------  -----------  ------------  ------------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........   3,902,999    1,755,427    39,697,725    15,702,027    73,946,107    27,286,813
                      -----------  -----------  ------------  ------------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...     949,894    1,009,584    10,285,948     8,604,276    10,683,617    11,494,730
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (420,576)  (1,594,104)   (1,885,219)     (537,915)  (11,963,124)  (13,714,939)
   Redemptions for
    contract
    benefits and
    terminations.....  (1,399,866)  (1,477,645)  (11,524,841)  (10,771,430)  (19,737,131)  (19,471,137)
   Contract
    maintenance
    charges..........     (10,197)     (11,125)     (116,000)     (120,551)     (216,896)     (243,165)
                      -----------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......    (880,745)  (2,073,290)   (3,240,112)   (2,825,620)  (21,233,534)  (21,934,511)
                      -----------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........     (47,500)          --            --            --       (39,500)        1,400
                      -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......   2,974,754     (317,863)   36,457,613    12,876,407    52,673,073     5,353,702
NET ASSETS --
 BEGINNING OF PERIOD.  13,486,698   13,804,561   131,434,895   118,558,488   230,652,384   225,298,682
                      -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END
OF PERIOD............ $16,461,452  $13,486,698  $167,892,508  $131,434,895  $283,325,457  $230,652,384
                      ===========  ===========  ============  ============  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          15           23           219           259            97           132
 Redeemed............         (24)         (44)         (256)         (296)         (215)         (271)
                      -----------  -----------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          (9)         (21)          (37)          (37)         (118)         (139)
                      ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                            EQ/LARGE CAP               EQ/LARGE CAP              EQ/LORD ABBETT
                            VALUE INDEX*                VALUE PLUS*              LARGE CAP CORE*
                      ------------------------  --------------------------  ------------------------
                          2013         2012         2013          2012          2013         2012
                      -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   122,151  $   285,827  $ (2,031,146) $  1,716,692  $   345,957  $   (68,332)
 Net realized gain
   (loss) on
   investments.......   3,374,351    2,324,897   (22,502,969)  (58,332,902)   8,901,669    1,493,647
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   8,610,820    2,711,222   233,952,953   152,399,937    1,358,081    3,890,413
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........  12,107,322    5,321,946   209,418,838    95,783,727   10,605,707    5,315,728
                      -----------  -----------  ------------  ------------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   5,271,112    4,265,331    34,502,260    40,653,802    3,659,219    4,346,711
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (807,200)  (1,819,926)  (36,964,110)  (54,062,350)  (3,980,907)  (6,476,149)
   Redemptions for
    contract
    benefits and
    terminations.....  (3,903,334)  (3,100,275)  (68,273,412)  (62,632,767)  (2,977,070)  (3,665,378)
   Contract
    maintenance
    charges..........     (36,508)     (34,382)     (613,768)     (675,198)     (25,455)     (26,803)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....          --           --      (539,105)      (86,046)          --           --
                      -----------  -----------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......     524,070     (689,252)  (71,888,135)  (76,802,559)  (3,324,213)  (5,821,619)
                      -----------  -----------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --        1,600       299,105       109,046           --        2,999
                      -----------  -----------  ------------  ------------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  12,631,392    4,634,294   137,829,808    19,090,214    7,281,494     (502,892)
NET ASSETS --
 BEGINNING OF PERIOD.  40,232,884   35,598,590   711,494,680   692,404,466   39,255,450   39,758,342
                      -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $52,864,276  $40,232,884  $849,324,488  $711,494,680  $46,536,944  $39,255,450
                      ===========  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          --           --           309           424           --           --
 Redeemed............          --           --          (801)       (1,039)          --           --
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........          --           --          (492)         (615)          --           --
                      ===========  ===========  ============  ============  ===========  ===========

UNIT ACTIVITY
CLASS B
 Issued..............         149          128            47            58           40           54
 Redeemed............        (144)        (141)         (123)         (181)         (64)        (103)
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........           5          (13)          (76)         (123)         (24)         (49)
                      ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                        EQ/MFS INTERNATIONAL            EQ/MID CAP                  EQ/MID CAP
                               GROWTH*                    INDEX*                    VALUE PLUS*
                      ------------------------  --------------------------  --------------------------
                          2013         2012         2013          2012          2013          2012
                      -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (289,445) $  (182,344) $ (1,933,458) $   (979,275) $ (3,832,576) $   (437,082)
 Net realized gain
   (loss) on
   investments.......   4,296,554    1,590,786    12,806,570    (2,334,603)   11,803,499    (2,141,118)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   6,267,747   10,431,662    92,480,763    49,751,851   121,003,596    68,424,769
                      -----------  -----------  ------------  ------------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........  10,274,856   11,840,104   103,353,875    46,437,973   128,974,519    65,846,569
                      -----------  -----------  ------------  ------------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  11,209,829    8,849,499    29,937,453    27,187,641    24,776,824    26,778,620
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   2,563,649    1,829,230    (6,503,120)  (16,694,384)  (23,569,665)  (31,042,565)
   Redemptions for
    contract
    benefits and
    terminations.....  (6,856,793)  (5,165,047)  (27,868,335)  (22,949,273)  (37,209,914)  (34,975,014)
   Contract
    maintenance
    charges..........     (55,186)     (49,718)     (280,185)     (291,224)     (368,726)     (395,602)
                      -----------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   6,861,499    5,463,964    (4,714,187)  (12,747,240)  (36,371,481)  (39,634,561)
                      -----------  -----------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --        3,397        (4,000)       11,999       (34,000)       11,000
                      -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......  17,136,355   17,307,465    98,635,688    33,702,732    92,569,038    26,223,008
NET ASSETS --
 BEGINNING OF PERIOD.  80,382,828   63,075,363   336,232,062   302,529,330   426,233,391   400,010,383
                      -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $97,519,183  $80,382,828  $434,867,750  $336,232,062  $518,802,429  $426,233,391
                      ===========  ===========  ============  ============  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............         153          159           359           363           188           212
 Redeemed............        (110)        (120)         (388)         (455)         (373)         (464)
                      -----------  -----------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          43           39           (29)          (92)         (185)         (252)
                      ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                               EQ/MONEY             EQ/MONTAG & CALDWELL         EQ/MORGAN STANLEY
                                MARKET*                    GROWTH*                MID CAP GROWTH*
                      --------------------------  ------------------------  --------------------------
                          2013          2012          2013         2012         2013          2012
                      ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (1,085,947) $ (1,209,261) $  (197,632) $  (174,134) $ (3,139,943) $ (1,703,813)
 Net realized gain
   (loss) on
   investments.......       (7,924)       (4,881)   8,511,173    2,650,762    20,415,163     9,703,247
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....        8,573         5,689    1,238,635    1,648,294    60,428,698     5,359,705
                      ------------  ------------  -----------  -----------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........   (1,085,298)   (1,208,453)   9,552,176    4,124,922    77,703,918    13,359,139
                      ------------  ------------  -----------  -----------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   33,596,471    27,121,855    2,337,911    2,915,746    30,155,363    34,261,350
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (20,823,221)  (15,369,412)  (2,649,040)  (2,074,517)  (18,259,808)   (6,364,911)
   Redemptions for
    contract
    benefits and
    terminations.....  (19,780,508)  (20,891,537)  (3,461,400)  (3,428,394)  (14,932,738)  (13,219,575)
   Contract
    maintenance
    charges..........     (113,628)     (115,488)     (25,665)     (28,629)     (195,010)     (176,626)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....      222,018        52,521           --           --            --            --
                      ------------  ------------  -----------  -----------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (6,898,868)   (9,202,061)  (3,798,194)  (2,615,794)   (3,232,193)   14,500,238
                      ------------  ------------  -----------  -----------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........     (647,017)       14,479           --          491            --            --
                      ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......   (8,631,183)  (10,396,035)   5,753,982    1,509,619    74,471,725    27,859,377
NET ASSETS --
 BEGINNING OF PERIOD.   95,272,642   105,668,677   38,861,269   37,351,650   215,646,092   187,786,715
                      ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $ 86,641,459  $ 95,272,642  $44,615,251  $38,861,269  $290,117,817  $215,646,092
                      ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............       11,886         7,547           --           --            --            --
 Redeemed............      (11,667)       (7,511)          --           --            --            --
                      ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase
   (Decrease)........          219            36           --           --            --            --
                      ============  ============  ===========  ===========  ============  ============

UNIT ACTIVITY
CLASS B
 Issued..............       53,704        26,804           34           55           246           418
 Redeemed............      (52,046)      (25,325)         (56)         (73)         (265)         (330)
                      ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase
   (Decrease)........        1,658         1,479          (22)         (18)          (19)           88
                      ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           EQ/MUTUAL LARGE           EQ/OPPENHEIMER       EQ/PIMCO GLOBAL
                             CAP EQUITY*                 GLOBAL*          REAL RETURN*(B)
                      ------------------------  ------------------------  ---------------
                          2013         2012         2013         2012          2013
                      -----------  -----------  -----------  -----------  ---------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (171,615) $    12,933  $   905,917  $  (221,159)   $   (7,355)
 Net realized gain
   (loss) on
   investments.......   2,442,450      758,304    3,273,973    1,418,001       (12,237)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   4,676,162    2,434,742   12,421,497    8,489,212       (34,965)
                      -----------  -----------  -----------  -----------    ----------
 Net increase
   (decrease) in
   net assets from
   operations........   6,946,997    3,205,979   16,601,387    9,686,054       (54,557)
                      -----------  -----------  -----------  -----------    ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   1,909,188    2,156,206   10,573,506    8,087,992       937,413
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (2,001,654)  (2,451,369)   5,574,620   (1,161,003)    1,522,249
   Redemptions for
    contract
    benefits and
    terminations.....  (2,434,815)  (2,586,497)  (5,052,772)  (3,985,829)      (25,019)
   Contract
    maintenance
    charges..........     (34,067)     (35,851)     (53,811)     (46,199)         (116)
                      -----------  -----------  -----------  -----------    ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (2,561,348)  (2,917,511)  11,041,543    2,894,961     2,434,527
                      -----------  -----------  -----------  -----------    ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --           --           --         1,000
                      -----------  -----------  -----------  -----------    ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   4,385,649      288,468   27,642,930   12,581,015     2,380,970
NET ASSETS --
 BEGINNING OF PERIOD.  26,271,243   25,982,775   62,008,620   49,427,605            --
                      -----------  -----------  -----------  -----------    ----------

NET ASSETS -- END
 OF PERIOD........... $30,656,892  $26,271,243  $89,651,550  $62,008,620    $2,380,970
                      ===========  ===========  ===========  ===========    ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          27           30          205          167            32
 Redeemed............         (53)         (61)        (117)        (137)           (7)
                      -----------  -----------  -----------  -----------    ----------
 Net Increase
   (Decrease)........         (26)         (31)          88           30            25
                      ===========  ===========  ===========  ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                            EQ/PIMCO ULTRA                EQ/QUALITY                   EQ/SMALL
                              SHORT BOND*                 BOND PLUS*                COMPANY INDEX*
                      --------------------------  --------------------------  --------------------------
                          2013          2012          2013          2012          2013          2012
                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (592,396) $   (831,963) $ (1,089,015) $   (902,507) $   (613,817) $    468,297
 Net realized gain
   (loss) on
   investments.......       71,681        87,758    (2,120,239)   (2,613,240)   32,785,817    14,234,391
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....     (767,536)    1,055,818    (1,003,201)    5,312,570    35,001,163     9,611,442
                      ------------  ------------  ------------  ------------  ------------  ------------
 Net increase
   (decrease) in
   net assets from
   operations........   (1,288,251)      311,613    (4,212,455)    1,796,823    67,173,163    24,314,130
                      ------------  ------------  ------------  ------------  ------------  ------------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   10,844,706    11,813,894     6,981,330     7,926,442    16,417,578    15,862,173
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (4,327,364)   (6,967,452)   (6,614,894)   (7,598,123)   (7,690,501)  (11,923,075)
   Redemptions for
    contract
    benefits and
    terminations.....  (13,288,433)  (13,862,469)  (13,065,799)  (14,006,494)  (15,465,824)  (13,326,787)
   Contract
    maintenance
    charges..........      (90,209)     (105,200)      (97,510)     (121,783)     (154,248)     (161,393)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....           --            --        11,607        (7,105)           --            --
                      ------------  ------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (6,861,300)   (9,121,227)  (12,785,266)  (13,807,063)   (6,892,995)   (9,549,082)
                      ------------  ------------  ------------  ------------  ------------  ------------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........           --            --      (111,606)      150,961      (281,000)           --
                      ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE)
 IN NET ASSETS.......   (8,149,551)   (8,809,614)  (17,109,327)  (11,859,279)   59,999,168    14,765,048
NET ASSETS --
 BEGINNING OF PERIOD.  115,188,446   123,998,060   125,743,903   137,603,182   190,857,941   176,092,893
                      ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END
 OF PERIOD........... $107,038,895  $115,188,446  $108,634,576  $125,743,903  $250,857,109  $190,857,941
                      ============  ============  ============  ============  ============  ============

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............           --             3            48            56            --            --
 Redeemed............           --            (3)         (104)         (116)           --            --
                      ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........           --            --           (56)          (60)           --            --
                      ============  ============  ============  ============  ============  ============

UNIT ACTIVITY
CLASS B
 Issued..............          219           223            28            32           145           201
 Redeemed............         (285)         (304)          (51)          (50)         (176)         (241)
                      ------------  ------------  ------------  ------------  ------------  ------------
 Net Increase
   (Decrease)........          (66)          (81)          (23)          (18)          (31)          (40)
                      ============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                           EQ/T. ROWE PRICE             EQ/TEMPLETON                 EQ/UBS
                             GROWTH STOCK*             GLOBAL EQUITY*           GROWTH & INCOME*
                      --------------------------  ------------------------  ------------------------
                          2013          2012          2013         2012         2013         2012
                      ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (3,095,859) $ (2,357,755) $  (181,562) $    22,081  $   (60,886) $   (88,273)
 Net realized gain
   (loss) on
   investments.......   17,307,825    12,264,853    1,813,140    1,474,559    2,064,488    1,804,301
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   62,935,103    16,903,157    7,374,660    3,755,690    4,281,619      341,316
                      ------------  ------------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   77,147,069    26,810,255    9,006,238    5,252,330    6,285,221    2,057,344
                      ------------  ------------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   31,395,920    26,312,793    4,739,311    4,337,054    1,284,954    1,287,843
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....      587,195    14,123,257      (99,800)  (1,460,613)     253,995   (1,853,562)
   Redemptions for
    contract
    benefits and
    terminations.....  (15,774,617)  (12,107,073)  (3,003,169)  (2,603,134)  (1,640,012)  (1,386,645)
   Contract
    maintenance
    charges..........     (181,247)     (155,800)     (46,193)     (44,257)     (14,741)     (15,264)
                      ------------  ------------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   16,027,251    28,173,177    1,590,149      229,050     (115,804)  (1,967,628)
                      ------------  ------------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........           --            --      (18,000)       5,999           --           --
                      ------------  ------------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   93,174,320    54,983,432   10,578,387    5,487,379    6,169,417       89,716
NET ASSETS --
 BEGINNING OF PERIOD.  204,880,784   149,897,352   34,851,704   29,364,325   18,984,758   18,895,042
                      ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END
OF PERIOD............ $298,055,104  $204,880,784  $45,430,091  $34,851,704  $25,154,175  $18,984,758
                      ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          411           553           79           80           48           40
 Redeemed............         (293)         (307)         (64)         (76)         (49)         (56)
                      ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........          118           246           15            4           (1)         (16)
                      ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  FIDELITY(R) VIP
                            EQ/WELLS FARGO              FIDELITY(R) VIP            EQUITY-INCOME
                             OMEGA GROWTH*          CONTRAFUND(R) PORTFOLIO          PORTFOLIO
                      --------------------------  --------------------------  ----------------------
                          2013          2012          2013          2012         2013        2012
                      ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (2,088,745) $ (1,525,010) $   (571,808) $     85,658  $   48,657  $   38,831
 Net realized gain
   (loss) on
   investments.......   49,211,854    10,559,525     4,686,799     1,397,507     299,174     104,910
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    4,777,880     9,709,315    40,213,569    11,049,882     277,209       9,887
                      ------------  ------------  ------------  ------------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........   51,900,989    18,743,830    44,328,560    12,533,047     625,040     153,628
                      ------------  ------------  ------------  ------------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   13,082,882    11,000,842    34,326,361    28,754,031   1,361,437   1,035,046
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   14,237,882    14,917,968    12,742,662    24,475,461     288,131      82,176
   Redemptions for
    contract
    benefits and
    terminations.....  (13,014,491)   (9,399,165)   (7,637,882)   (5,042,291)   (122,876)    (17,021)
   Contract
    maintenance
    charges..........      (62,598)      (59,028)     (117,936)      (75,329)     (4,559)     (2,883)
                      ------------  ------------  ------------  ------------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   14,243,675    16,460,617    39,313,205    48,111,872   1,522,133   1,097,318
                      ------------  ------------  ------------  ------------  ----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      (30,000)           --        (4,710)        4,000       9,910          90
                      ------------  ------------  ------------  ------------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   66,114,664    35,204,447    83,637,055    60,648,919   2,157,083   1,251,036
NET ASSETS --
 BEGINNING OF PERIOD.  131,547,810    96,343,363   131,738,109    71,089,190   1,910,924     659,888
                      ------------  ------------  ------------  ------------  ----------  ----------

NET ASSETS -- END
 OF PERIOD........... $197,662,474  $131,547,810  $215,375,164  $131,738,109  $4,068,007  $1,910,924
                      ============  ============  ============  ============  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          349           401            --            --          --          --
 Redeemed............         (247)         (264)           --            --          --          --
                      ------------  ------------  ------------  ------------  ----------  ----------
 Net Increase
   (Decrease)........          102           137            --            --          --          --
                      ============  ============  ============  ============  ==========  ==========

UNIT ACTIVITY
SERVICE CLASS 2
 Issued..............           --            --           461           551          13          12
 Redeemed............           --            --          (176)         (145)         (3)         (1)
                      ------------  ------------  ------------  ------------  ----------  ----------
 Net Increase
   (Decrease)........           --            --           285           406          10          11
                      ============  ============  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                      FIDELITY(R) VIP MID CAP      GOLDMAN SACHS VIT     INVESCO V.I. DIVERSIFIED
                             PORTFOLIO            MID CAP VALUE FUND         DIVIDEND FUND
                      -----------------------  ------------------------  -----------------------
                          2013        2012         2013         2012        2013         2012
                      -----------  ----------  -----------  -----------   ----------   --------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (99,284) $  (40,312) $   (90,514) $     8,742  $   28,313    $  4,549
 Net realized gain
   (loss) on
   investments.......   1,869,590     625,823    2,912,645      283,210      86,544       4,909
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   1,598,294      46,597    1,694,387      717,132     305,555      46,080
                      -----------  ----------  -----------  -----------   ----------   --------
 Net increase
   (decrease) in
   net assets from
   operations........   3,368,600     632,108    4,516,518    1,009,084     420,412      55,538
                      -----------  ----------  -----------  -----------   ----------   --------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   4,983,970   3,139,570    4,694,056    1,956,864   1,824,672     474,790
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....     245,765     (44,825)   4,746,779    4,377,840     630,286      55,707
   Redemptions for
    contract
    benefits and
    terminations.....    (226,140)   (119,293)    (840,714)    (254,616)    (48,026)       (897)
   Contract
    maintenance
    charges..........     (20,749)    (12,576)     (10,800)      (5,506)     (1,488)       (308)
                      -----------  ----------  -----------  -----------   ----------   --------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   4,982,846   2,962,876    8,589,321    6,074,582   2,405,444     529,292
                      -----------  ----------  -----------  -----------   ----------   --------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........       2,500          --        4,300          366         275          (7)
                      -----------  ----------  -----------  -----------   ----------   --------

INCREASE (DECREASE)
 IN NET ASSETS.......   8,353,946   3,594,984   13,110,139    7,084,032   2,826,131     584,823
NET ASSETS --
 BEGINNING OF PERIOD.   7,525,413   3,930,429   10,956,971    3,872,939     723,842     139,019
                      -----------  ----------  -----------  -----------   ----------   --------

NET ASSETS -- END
 OF PERIOD........... $15,879,359  $7,525,413  $24,067,110  $10,956,971  $3,549,973    $723,842
                      ===========  ==========  ===========  ===========   ==========   ========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
SERIES II
 Issued..............          --          --           --           --          21           7
 Redeemed............          --          --           --           --          (3)         (1)
                      -----------  ----------  -----------  -----------   ----------   --------
 Net Increase
   (Decrease)........          --          --           --           --          18           6
                      ===========  ==========  ===========  ===========   ==========   ========

UNIT ACTIVITY
SERVICE CLASS 2
 Issued..............          48          34           --           --          --          --
 Redeemed............          (9)         (6)          --           --          --          --
                      -----------  ----------  -----------  -----------   ----------   --------
 Net Increase
   (Decrease)........          39          28           --           --          --          --
                      ===========  ==========  ===========  ===========   ==========   ========

UNIT ACTIVITY
SERVICE SHARES
 Issued..............          --          --          117          109          --          --
 Redeemed............          --          --          (46)         (48)         --          --
                      -----------  ----------  -----------  -----------   ----------   --------
 Net Increase
   (Decrease)........          --          --           71           61          --          --
                      ===========  ==========  ===========  ===========   ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                         INVESCO V.I. GLOBAL          INVESCO V.I.        INVESCO V.I. INTERNATIONAL
                          REAL ESTATE FUND           HIGH YIELD FUND             GROWTH FUND
                      ------------------------  ------------------------  ------------------------
                          2013         2012         2013         2012         2013          2012
                      -----------  -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ 1,055,060  $  (147,881) $   674,321  $   397,542  $   (29,800)  $    35,486
 Net realized gain
   (loss) on
   investments.......   2,676,086      148,463      283,984      280,971      705,429       (14,570)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  (3,681,238)   4,461,501     (112,270)     275,451    3,468,967     1,727,011
                      -----------  -----------  -----------  -----------  -----------   -----------
 Net increase
   (decrease) in
   net assets from
   operations........      49,908    4,462,083      846,035      953,964    4,144,596     1,747,927
                      -----------  -----------  -----------  -----------  -----------   -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   8,532,225    4,680,508    4,780,415    3,287,676    5,838,937     4,336,655
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   5,710,441   10,571,632    2,355,656    6,155,761    3,273,120     5,396,176
   Redemptions for
    contract
    benefits and
    terminations.....  (2,325,594)  (1,473,678)  (1,295,992)    (459,156)  (1,096,998)     (410,410)
   Contract
    maintenance
    charges..........     (20,324)     (11,819)      (9,103)      (3,301)     (20,871)      (14,367)
                      -----------  -----------  -----------  -----------  -----------   -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  11,896,748   13,766,643    5,830,976    8,980,980    7,994,188     9,308,054
                      -----------  -----------  -----------  -----------  -----------   -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        (320)          --          (73)          73          942            57
                      -----------  -----------  -----------  -----------  -----------   -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  11,946,336   18,228,726    6,676,938    9,935,017   12,139,726    11,056,038
NET ASSETS --
 BEGINNING OF PERIOD.  30,274,641   12,045,915   12,652,335    2,717,318   19,462,685     8,406,647
                      -----------  -----------  -----------  -----------  -----------   -----------

NET ASSETS -- END
 OF PERIOD........... $42,220,977  $30,274,641  $19,329,273  $12,652,335  $31,602,411   $19,462,685
                      ===========  ===========  ===========  ===========  ===========   ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
SERIES II
 Issued..............         212          182          101          140          112           118
 Redeemed............        (123)         (63)         (49)         (53)         (41)          (22)
                      -----------  -----------  -----------  -----------  -----------   -----------
 Net Increase
   (Decrease)........          89          119           52           87           71            96
                      ===========  ===========  ===========  ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                        INVESCO V.I. MID CAP   INVESCO V.I. SMALL CAP          IVY FUNDS
                          CORE EQUITY FUND           EQUITY FUND              VIP ENERGY
                      -----------------------  ----------------------  ------------------------
                          2013        2012        2013        2012         2013         2012
                      -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (83,986) $ (111,710) $  (77,418) $  (54,923) $  (347,995) $  (246,487)
 Net realized gain
   (loss) on
   investments.......   1,057,592      22,478     566,785      33,741    1,262,404   (1,399,861)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   1,719,961     788,581   1,345,798     509,778    5,150,959    1,566,061
                      -----------  ----------  ----------  ----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   2,693,567     699,349   1,835,165     488,596    6,065,368      (80,287)
                      -----------  ----------  ----------  ----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   1,722,261   1,621,303     960,898     824,644    4,967,292    4,330,568
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (101,191)  1,074,583     569,870    (118,408)   2,922,046    2,742,353
   Redemptions for
    contract
    benefits and
    terminations.....    (770,351)   (640,132)   (497,650)   (297,470)  (1,886,894)  (1,380,879)
   Contract
    maintenance
    charges..........      (6,944)     (5,725)     (3,318)     (2,743)     (16,922)     (11,933)
                      -----------  ----------  ----------  ----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......     843,775   2,050,029   1,029,800     406,023    5,985,522    5,680,109
                      -----------  ----------  ----------  ----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   3,537,342   2,749,378   2,864,965     894,619   12,050,890    5,599,822
NET ASSETS --
 BEGINNING OF PERIOD.   9,766,482   7,017,104   4,644,284   3,749,665   21,722,165   16,122,343
                      -----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $13,303,824  $9,766,482  $7,509,249  $4,644,284  $33,773,055  $21,722,165
                      ===========  ==========  ==========  ==========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
COMMON SHARES
 Issued..............          --          --          --          --          129          123
 Redeemed............          --          --          --          --          (84)         (71)
                      -----------  ----------  ----------  ----------  -----------  -----------
 Net Increase
   (Decrease)........          --          --          --          --           45           52
                      ===========  ==========  ==========  ==========  ===========  ===========

UNIT ACTIVITY
SERIES II
 Issued..............          26          39          21          18           --           --
 Redeemed............         (18)        (21)        (13)        (16)          --           --
                      -----------  ----------  ----------  ----------  -----------  -----------
 Net Increase
   (Decrease)........           8          18           8           2           --           --
                      ===========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                          IVY FUNDS VIP HIGH       IVY FUNDS VIP MID CAP     IVY FUNDS VIP SMALL
                                INCOME                    GROWTH                  CAP GROWTH
                      -------------------------  ------------------------  -----------------------
                          2013          2012         2013         2012         2013        2012
                      ------------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  4,027,725  $ 2,591,540  $  (593,783) $  (216,772) $   (94,561) $  (56,615)
 Net realized gain
   (loss) on
   investments.......    3,314,379      225,052    2,137,440    1,529,477      468,301     199,026
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....    2,300,157    5,955,479    9,712,670      151,104    2,211,836    (172,860)
                      ------------  -----------  -----------  -----------  -----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........    9,642,261    8,772,071   11,256,327    1,463,809    2,585,576     (30,449)
                      ------------  -----------  -----------  -----------  -----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   25,292,633   14,953,394   10,345,803    4,946,843    1,304,395   1,139,167
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   18,802,765   35,243,259   16,834,213   16,260,377    1,197,447   1,774,045
   Redemptions for
    contract
    benefits and
    terminations.....   (8,070,773)  (3,891,371)  (2,652,925)    (947,975)    (380,761)   (107,620)
   Contract
    maintenance
    charges..........      (57,205)     (30,061)     (23,036)      (7,066)      (5,198)     (3,101)
                      ------------  -----------  -----------  -----------  -----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   35,967,420   46,275,221   24,504,055   20,252,179    2,115,883   2,802,491
                      ------------  -----------  -----------  -----------  -----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........        2,042          457        3,096        4,404           --          --
                      ------------  -----------  -----------  -----------  -----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   45,611,723   55,047,749   35,763,478   21,720,392    4,701,459   2,772,042
NET ASSETS --
 BEGINNING OF PERIOD.   88,396,129   33,348,380   27,512,718    5,792,326    5,529,099   2,757,057
                      ------------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END
 OF PERIOD........... $134,007,852  $88,396,129  $63,276,196  $27,512,718  $10,230,558  $5,529,099
                      ============  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
COMMON SHARES
 Issued..............          473          498          309          259           52          50
 Redeemed............         (207)        (116)         (92)         (50)         (33)        (22)
                      ------------  -----------  -----------  -----------  -----------  ----------
 Net Increase
   (Decrease)........          266          382          217          209           19          28
                      ============  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                          LAZARD RETIREMENT
                           EMERGING MARKETS         MFS(R) INTERNATIONAL       MFS(R) INVESTORS
                           EQUITY PORTFOLIO           VALUE PORTFOLIO         GROWTH STOCK SERIES
                      -------------------------  -------------------------  ----------------------
                          2013          2012         2013          2012        2013        2012
                      ------------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $    289,242  $   495,355  $    172,573  $   105,917  $  (58,604) $  (44,473)
 Net realized gain
   (loss) on
   investments.......      463,045     (329,161)    3,287,328      171,021     654,673     339,525
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (3,070,440)  11,761,140    16,997,406    5,864,928   1,193,773     236,991
                      ------------  -----------  ------------  -----------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   operations........   (2,318,153)  11,927,334    20,457,307    6,141,866   1,789,842     532,043
                      ------------  -----------  ------------  -----------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   22,500,829   17,206,069    21,060,894   12,148,835   1,456,422   1,322,332
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   10,320,483   20,577,756    26,392,706   15,897,187     686,160   1,297,442
   Redemptions for
    contract
    benefits and
    terminations.....   (5,924,011)  (3,946,053)   (4,641,528)  (2,154,893)   (435,965)   (280,946)
   Contract
    maintenance
    charges..........      (74,095)     (51,141)      (60,988)     (35,266)     (5,710)     (3,176)
                      ------------  -----------  ------------  -----------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   26,823,206   33,786,631    42,751,084   25,855,863   1,700,907   2,335,652
                      ------------  -----------  ------------  -----------  ----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      (20,000)          --         2,460        4,040          --          --
                      ------------  -----------  ------------  -----------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   24,485,053   45,713,965    63,210,851   32,001,769   3,490,749   2,867,695
NET ASSETS --
 BEGINNING OF PERIOD.   91,664,934   45,950,969    61,848,140   29,846,371   5,419,376   2,551,681
                      ------------  -----------  ------------  -----------  ----------  ----------

NET ASSETS -- END
OF PERIOD............ $116,149,987  $91,664,934  $125,058,991  $61,848,140  $8,910,125  $5,419,376
                      ============  ===========  ============  ===========  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
SERVICE CLASS
 Issued..............           --           --           411          313          25          28
 Redeemed............           --           --          (101)         (87)        (13)        (10)
                      ------------  -----------  ------------  -----------  ----------  ----------
 Net Increase
   (Decrease)........           --           --           310          226          12          18
                      ============  ===========  ============  ===========  ==========  ==========

UNIT ACTIVITY
SERVICE SHARES
 Issued..............          460          491            --           --          --          --
 Redeemed............         (212)        (163)           --           --          --          --
                      ------------  -----------  ------------  -----------  ----------  ----------
 Net Increase
   (Decrease)........          248          328            --           --          --          --
                      ============  ===========  ============  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                          MFS(R) INVESTORS         MFS(R) TECHNOLOGY         MFS(R) UTILITIES
                            TRUST SERIES               PORTFOLIO                  SERIES
                      -----------------------  ------------------------  ------------------------
                          2013        2012         2013         2012         2013         2012
                      -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (25,532) $  (22,130) $  (289,397) $  (195,871) $   542,833  $ 1,767,985
 Net realized gain
   (loss) on
   investments.......     675,559     111,930    1,324,188      669,975    3,354,016      255,076
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   1,663,409     609,816    5,807,433      821,345    5,056,571    1,559,970
                      -----------  ----------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   2,313,436     699,616    6,842,224    1,295,449    8,953,420    3,583,031
                      -----------  ----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   1,389,648     913,000    3,953,354    3,150,132   10,757,886    7,328,209
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   1,169,146   1,425,684    2,394,705    5,332,127    8,492,170   11,757,394
   Redemptions for
    contract
    benefits and
    terminations.....    (425,672)   (189,917)  (1,279,352)    (865,131)  (3,070,037)  (1,691,164)
   Contract
    maintenance
    charges..........      (5,637)     (4,334)     (12,031)      (7,491)     (25,481)     (13,172)
                      -----------  ----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   2,127,485   2,144,433    5,056,676    7,609,637   16,154,538   17,381,267
                      -----------  ----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........         401          66        1,482        1,521        1,000          (42)
                      -----------  ----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   4,441,322   2,844,115   11,900,382    8,906,607   25,108,958   20,964,256
NET ASSETS --
 BEGINNING OF PERIOD.   6,232,141   3,388,026   18,531,112    9,624,505   41,304,735   20,340,479
                      -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $10,673,463  $6,232,141  $30,431,494  $18,531,112  $66,413,693  $41,304,735
                      ===========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
SERVICE CLASS
 Issued..............          35          28           89          119          207          230
 Redeemed............         (19)        (10)         (56)         (62)         (94)         (89)
                      -----------  ----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........          16          18           33           57          113          141
                      ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             MULTIMANAGER                MULTIMANAGER               MULTIMANAGER
                          AGGRESSIVE EQUITY*              CORE BOND*            INTERNATIONAL EQUITY*
                      --------------------------  --------------------------  ------------------------
                          2013          2012          2013          2012          2013         2012
                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (4,230,234) $ (3,488,394) $    427,807  $  1,101,870  $   (56,309) $    64,940
 Net realized gain
   (loss) on
   investments.......   11,241,524    (2,301,002)   (2,397,539)    7,591,554    2,432,375   (2,270,141)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  171,183,649    73,343,611    (3,270,201)   (3,432,859)   6,367,604   10,243,045
                      ------------  ------------  ------------  ------------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........  178,194,939    67,554,215    (5,239,933)    5,260,565    8,743,670    8,037,844
                      ------------  ------------  ------------  ------------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   12,673,281    15,027,084    18,819,619    15,443,303    3,350,490    3,838,556
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (22,450,416)  (26,975,309)  (10,238,427)   18,899,386   (2,697,617)  (4,098,841)
   Redemptions for
    contract
    benefits and
    terminations.....  (53,538,927)  (49,018,163)  (13,752,062)  (13,926,209)  (4,866,507)  (5,210,469)
   Contract
    maintenance
    charges..........     (496,076)     (542,767)     (105,942)      (88,650)     (43,127)     (48,845)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....     (201,648)        6,062            --            --           --           --
                      ------------  ------------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (64,013,786)  (61,503,093)   (5,276,812)   20,327,830   (4,256,761)  (5,519,599)
                      ------------  ------------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........      194,100      (190,369)     (170,000)           --           --           --
                      ------------  ------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  114,375,253     5,860,753   (10,686,745)   25,588,395    4,486,909    2,518,245
NET ASSETS --
 BEGINNING OF PERIOD.  525,292,221   519,431,468   145,643,149   120,054,754   55,008,634   52,490,389
                      ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $639,667,474  $525,292,221  $134,956,404  $145,643,149  $59,495,543  $55,008,634
                      ============  ============  ============  ============  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          352           453            --            --           --           --
 Redeemed............         (975)       (1,144)           --            --           --           --
                      ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........         (623)         (691)           --            --           --           --
                      ============  ============  ============  ============  ===========  ===========

UNIT ACTIVITY
CLASS B
 Issued..............           37            21           275           354           41           57
 Redeemed............          (57)          (56)         (314)         (213)         (74)        (104)
                      ------------  ------------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........          (20)          (35)          (39)          141          (33)         (47)
                      ============  ============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                         MULTIMANAGER LARGE        MULTIMANAGER LARGE       MULTIMANAGER MID CAP
                          CAP CORE EQUITY*             CAP VALUE*                  GROWTH*
                      ------------------------  ------------------------  ------------------------
                          2013         2012         2013         2012         2013         2012
                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (88,304) $   (91,234) $   120,144  $   (41,683) $  (946,053) $  (835,072)
 Net realized gain
   (loss) on
   investments.......   1,059,337     (152,461)   3,891,147      (60,633)  27,373,563    1,271,611
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   2,779,170    1,812,989   10,080,962    6,509,135   (2,872,285)   7,954,264
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   3,750,203    1,569,294   14,092,253    6,406,819   23,555,225    8,390,803
                      -----------  -----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...     536,566      584,393    2,867,732    3,163,236    3,339,795    3,471,945
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (968,940)  (1,146,630)  (2,208,901)  (4,477,644)    (449,348)  (5,200,480)
   Redemptions for
    contract
    benefits and
    terminations.....  (1,180,849)  (1,362,693)  (5,227,399)  (4,438,056)  (5,996,419)  (5,422,645)
   Contract
    maintenance
    charges..........     (10,112)     (11,129)     (45,619)     (48,149)     (51,906)     (56,436)
                      -----------  -----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (1,623,335)  (1,936,059)  (4,614,187)  (5,800,613)  (3,157,878)  (7,207,616)
                      -----------  -----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --           --        1,999           --           --
                      -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......   2,126,868     (366,765)   9,478,066      608,205   20,397,347    1,183,187
NET ASSETS --
 BEGINNING OF PERIOD.  12,250,116   12,616,881   48,064,853   47,456,648   63,011,061   61,827,874
                      -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END
OF PERIOD............ $14,376,984  $12,250,116  $57,542,919  $48,064,853  $83,408,408  $63,011,061
                      ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............           7           11           34           37           66           51
 Redeemed............         (19)         (28)         (63)         (83)         (88)        (113)
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........         (12)         (17)         (29)         (46)         (22)         (62)
                      ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                        MULTIMANAGER MID CAP        MULTIMANAGER MULTI-        MULTIMANAGER SMALL
                               VALUE*                  SECTOR BOND*                CAP GROWTH*
                      ------------------------  --------------------------  ------------------------
                          2013         2012         2013          2012          2013         2012
                      -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (592,452) $  (528,289) $  2,435,575  $  1,211,251  $  (611,499) $  (524,360)
 Net realized gain
   (loss) on
   investments.......   6,884,486    3,430,720    (1,713,016)   (3,857,061)   5,730,060    3,444,844
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....  12,272,198    4,337,914    (3,311,677)    7,321,493   12,417,329      876,022
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........  18,564,232    7,240,345    (2,589,118)    4,675,683   17,535,890    3,796,506
                      -----------  -----------  ------------  ------------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   2,932,547    3,096,134     8,596,790     9,626,149    2,743,463    3,035,407
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (2,081,254)  (5,120,682)   (6,244,412)      156,127    3,249,112   (3,894,095)
   Redemptions for
    contract
    benefits and
    terminations.....  (6,338,632)  (5,369,795)  (12,241,597)  (13,422,265)  (3,931,112)  (3,458,287)
   Contract
    maintenance
    charges..........     (40,369)     (42,628)      (96,153)     (116,997)     (38,036)     (40,902)
   Adjustments to
    net assets
    allocated to
    contracts in
    payout period....          --           --        45,265            --           --           --
                      -----------  -----------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (5,527,708)  (7,436,971)   (9,940,107)   (3,756,986)   2,023,427   (4,357,877)
                      -----------  -----------  ------------  ------------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........          --           --      (110,265)           --     (169,640)    (162,859)
                      -----------  -----------  ------------  ------------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  13,036,524     (196,626)  (12,639,490)      918,697   19,389,677     (724,230)
NET ASSETS --
 BEGINNING OF PERIOD.  56,933,299   57,129,925   119,889,972   118,971,275   38,605,111   39,329,341
                      -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END
OF PERIOD............ $69,969,823  $56,933,299  $107,250,482  $119,889,972  $57,994,788  $38,605,111
                      ===========  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          --           --            61            87           --           --
 Redeemed............          --           --          (105)         (113)          --           --
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........          --           --           (44)          (26)          --           --
                      ===========  ===========  ============  ============  ===========  ===========

UNIT ACTIVITY
CLASS B
 Issued..............          54           49            66            81          104           47
 Redeemed............         (85)        (103)          (91)          (70)         (91)         (85)
                      -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase
   (Decrease)........         (31)         (54)          (25)           11           13          (38)
                      ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                        MULTIMANAGER SMALL CAP           MULTIMANAGER           OPPENHEIMER MAIN
                                VALUE*                    TECHNOLOGY*           STREET FUND(R)/VA
                      --------------------------  --------------------------  --------------------
                          2013          2012          2013          2012         2013       2012
                      ------------  ------------  ------------  ------------  ----------  --------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   (952,625) $   (771,691) $ (1,567,328) $ (1,517,878) $   (1,160) $ (1,555)
 Net realized gain
   (loss) on
   investments.......   12,777,914      (486,313)   11,632,879    11,109,883      21,662     5,114
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   32,850,420    17,044,669    25,961,864     3,284,283     194,211    36,010
                      ------------  ------------  ------------  ------------  ----------  --------
 Net increase
   (decrease) in
   net assets from
   operations........   44,675,709    15,786,665    36,027,415    12,876,288     214,713    39,569
                      ------------  ------------  ------------  ------------  ----------  --------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    6,463,555     7,220,365     6,620,369     7,079,708     399,525   286,306
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (4,705,212)   (9,164,967)   (8,197,010)   (4,585,464)      6,143    12,797
   Redemptions for
    contract
    benefits and
    terminations.....  (10,271,261)   (9,075,254)  (10,576,988)   (9,689,190)    (13,595)   (4,587)
   Contract
    maintenance
    charges..........     (108,534)     (114,594)      (88,668)      (97,762)     (1,168)     (718)
                      ------------  ------------  ------------  ------------  ----------  --------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   (8,621,452)  (11,134,450)  (12,242,297)   (7,292,708)    390,905   293,798
                      ------------  ------------  ------------  ------------  ----------  --------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........     (171,000)           --       (36,500)        2,001          --        --
                      ------------  ------------  ------------  ------------  ----------  --------

INCREASE (DECREASE)
 IN NET ASSETS.......   35,883,257     4,652,215    23,748,618     5,585,581     605,618   333,367
NET ASSETS --
 BEGINNING OF PERIOD.  112,241,323   107,589,108   113,714,654   108,129,073     520,984   187,617
                      ------------  ------------  ------------  ------------  ----------  --------

NET ASSETS -- END
 OF PERIOD........... $148,124,580  $112,241,323  $137,463,272  $113,714,654  $1,126,602  $520,984
                      ============  ============  ============  ============  ==========  ========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............           93            58           184           264          --        --
 Redeemed............         (130)         (125)         (274)         (323)         --        --
                      ------------  ------------  ------------  ------------  ----------  --------
 Net Increase
   (Decrease)........          (37)          (67)          (90)          (59)         --        --
                      ============  ============  ============  ============  ==========  ========

UNIT ACTIVITY
SERVICE CLASS
 Issued..............           --            --            --            --           4         2
 Redeemed............           --            --            --            --          (1)       --
                      ------------  ------------  ------------  ------------  ----------  --------
 Net Increase
   (Decrease)........           --            --            --            --           3         2
                      ============  ============  ============  ============  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                          PIMCO COMMODITY
                          REAL RETURN(R)             TARGET 2015               TARGET 2025
                        STRATEGY PORTFOLIO           ALLOCATION*               ALLOCATION*
                      ----------------------  ------------------------  ------------------------
                         2013        2012         2013         2012         2013         2012
                      ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $   15,498  $   37,362  $    28,438  $    15,078  $    38,999  $    56,750
 Net realized gain
   (loss) on
   investments.......   (326,564)     27,914    1,690,050      898,736    1,936,345    1,728,800
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   (407,272)     12,335    1,101,423    1,054,067    4,521,261    1,647,156
                      ----------  ----------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   (718,338)     77,611    2,819,911    1,967,881    6,496,605    3,432,706
                      ----------  ----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...  1,998,721   1,695,187    2,575,028    2,344,836    5,503,544    4,920,997
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....    (46,397)    (26,366)     604,895   (1,205,162)   1,368,618      315,095
   Redemptions for
    contract
    benefits and
    terminations.....    (80,572)    (36,168)  (3,003,531)  (2,090,067)  (2,644,152)  (2,668,020)
   Contract
    maintenance
    charges..........     (5,583)     (3,507)     (14,864)     (16,259)     (41,197)     (40,610)
                      ----------  ----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  1,866,169   1,629,146      161,528     (966,652)   4,186,813    2,527,462
                      ----------  ----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  1,147,831   1,706,757    2,981,439    1,001,229   10,683,418    5,960,168
NET ASSETS --
 BEGINNING OF PERIOD.  3,633,111   1,926,354   22,219,602   21,218,373   34,950,913   28,990,745
                      ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $4,780,942  $3,633,111  $25,201,041  $22,219,602  $45,634,331  $34,950,913
                      ==========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............         --          --           61           41           86           80
 Redeemed............         --          --          (58)         (50)         (52)         (53)
                      ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........         --          --            3           (9)          34           27
                      ==========  ==========  ===========  ===========  ===========  ===========

UNIT ACTIVITY
ADVISOR CLASS
 Issued..............         26          18           --           --           --           --
 Redeemed............         (9)         (3)          --           --           --           --
                      ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........         17          15           --           --           --           --
                      ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             TARGET 2035               TARGET 2045            TEMPLETON GLOBAL
                             ALLOCATION*               ALLOCATION*          BOND SECURITIES FUND
                      ------------------------  ------------------------  ------------------------
                          2013         2012         2013         2012         2013         2012
                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $    29,566  $    63,625  $    21,348  $    59,276  $   768,542  $   518,045
 Net realized gain
   (loss) on
   investments.......   1,872,666    1,500,212    1,499,713      981,395      103,482      (13,911)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   4,869,717    1,657,887    4,008,208    1,392,928     (792,538)     845,379
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net increase
   (decrease) in
   net assets from
   operations........   6,771,949    3,221,724    5,529,269    2,433,599       79,486    1,349,513
                      -----------  -----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...   5,729,263    5,128,691    5,001,819    4,180,394   10,620,063    6,693,387
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....     342,590      138,295      (82,593)     181,920    1,157,803    1,136,396
   Redemptions for
    contract
    benefits and
    terminations.....  (1,917,229)  (1,477,997)  (1,155,560)  (1,063,167)    (399,741)    (119,874)
   Contract
    maintenance
    charges..........     (64,940)     (63,261)     (62,665)     (58,470)     (27,623)     (15,445)
                      -----------  -----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......   4,089,684    3,725,728    3,701,001    3,240,677   11,350,502    7,694,464
                      -----------  -----------  -----------  -----------  -----------  -----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account A.........     (10,000)          --          500           --          110           --
                      -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.......  10,851,633    6,947,452    9,230,770    5,674,276   11,430,098    9,043,977
NET ASSETS --
 BEGINNING OF PERIOD.  30,836,990   23,889,538   21,756,102   16,081,826   15,646,864    6,602,887
                      -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END
 OF PERIOD........... $41,688,623  $30,836,990  $30,986,872  $21,756,102  $27,076,962  $15,646,864
                      ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS B
 Issued..............          69           73           66           58           --           --
 Redeemed............         (31)         (36)         (34)         (24)          --           --
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........          38           37           32           34           --           --
                      ===========  ===========  ===========  ===========  ===========  ===========

UNIT ACTIVITY
CLASS 2
 Issued..............          --           --           --           --          122           78
 Redeemed............          --           --           --           --          (25)          (8)
                      -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase
   (Decrease)........          --           --           --           --           97           70
                      ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                       VAN ECK VIP GLOBAL
                                                        HARD ASSETS FUND
                                                    ------------------------
                                                        2013         2012
                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................... $  (131,617) $   (56,335)
 Net realized gain (loss) on investments...........    (175,575)      42,514
 Change in unrealized appreciation (depreciation)
   of investments..................................   1,762,505       84,178
                                                    -----------  -----------
 Net increase (decrease) in net assets from
   operations......................................   1,455,313       70,357
                                                    -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners...........   2,937,041    2,788,671
   Transfers between Variable Investment Options
    including guaranteed interest account, net.....   1,514,132    5,561,675
   Redemptions for contract benefits and
    terminations...................................  (1,155,708)    (818,326)
   Contract maintenance charges....................      (8,159)      (5,375)
                                                    -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions.....................   3,287,306    7,526,645
                                                    -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A.............       2,200           --
                                                    -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..................   4,744,819    7,597,002
NET ASSETS -- BEGINNING OF PERIOD..................  13,911,139    6,314,137
                                                    -----------  -----------

NET ASSETS -- END OF PERIOD........................ $18,655,958  $13,911,139
                                                    ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued............................................         109          138
 Redeemed..........................................         (71)         (50)
                                                    -----------  -----------
 Net Increase (Decrease)...........................          38           88
                                                    ===========  ===========  =

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 8, 2012.
(b)Units were made available on May 20, 2013.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust- Variable Insurance Portfolios, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
 .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Dynamic Wealth Strategies
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Emerging Markets Equity Plus
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/High Yield Bond Portfolio
 .   EQ/Intermediate Government Bond
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/Invesco Comstock/(1)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Continued)

 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Global Real Return
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST- VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as EQ/Van Kampen Comstock

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   Due to and Due from:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Vantage Series 900
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   Momentum
 .   Momentum Plus
 .   Variable Immediate Annuity

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

2. Significant Accounting Policies (Concluded)


   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   EQUIPLAN
 .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                    PURCHASES        SALES
                                                  -------------   ------------
All Asset Aggressive-Alt 25...................... $ 1,291,344     $  155,001
All Asset Growth-Alt 20..........................  16,087,827      7,198,975
All Asset Moderate Growth-Alt 15.................     484,395        110,298
American Century VP Mid Cap Value Fund...........   4,521,935        709,806
American Funds Insurance Series(R) Bond Fund/SM/.   1,523,139         65,729

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Continued)

                                                  PURCHASES          SALES
                                                --------------   --------------
AXA Aggressive Allocation...................... $112,299,120     $ 76,237,065
AXA Balanced Strategy..........................   29,590,416        6,231,283
AXA Conservative Allocation....................   35,999,775       38,131,930
AXA Conservative Growth Strategy...............    6,847,944        2,679,468
AXA Conservative Strategy......................    4,011,122        1,431,199
AXA Conservative-Plus Allocation...............   50,780,425       37,417,024
AXA Growth Strategy............................       37,204          219,406
AXA Moderate Allocation........................  210,566,297      206,880,917
AXA Moderate Growth Strategy...................   12,056,624        2,962,252
AXA Moderate-Plus Allocation...................  193,424,284      147,786,775
AXA Tactical Manager 400.......................    3,759,631        1,946,656
AXA Tactical Manager 500.......................   10,092,362        8,085,597
AXA Tactical Manager 2000......................    3,586,296        2,433,418
AXA Tactical Manager International.............    2,998,860        1,279,766
EQ/AllianceBernstein Dynamic Wealth Strategies.    4,277,648          577,984
EQ/AllianceBernstein Small Cap Growth..........   79,828,338       73,715,051
EQ/AXA Franklin Small Cap Value Core...........    6,389,971        7,013,753
EQ/BlackRock Basic Value Equity................   99,328,902       89,508,536
EQ/Boston Advisors Equity Income...............   38,255,687       15,510,560
EQ/Calvert Socially Responsible................    5,205,939        4,416,391
EQ/Capital Guardian Research...................   16,315,264       27,680,066
EQ/Common Stock Index..........................   85,014,007      288,252,561
EQ/Core Bond Index.............................   22,330,479       27,175,605
EQ/Davis New York Venture......................    5,645,630        6,739,217
EQ/Emerging Markets Equity Plus................    1,827,124          619,876
EQ/Equity 500 Index............................  154,181,586      178,033,709
EQ/Equity Growth Plus..........................   30,881,728       58,814,853
EQ/Franklin Core Balanced......................   14,686,937       14,627,599
EQ/Franklin Templeton Allocation...............   11,034,801        9,930,786
EQ/GAMCO Mergers And Acquisitions..............    5,683,889        5,104,383
EQ/GAMCO Small Company Value...................  168,372,088      101,891,845
EQ/Global Bond Plus............................   18,112,580       25,081,359
EQ/Global Multi-Sector Equity..................   47,827,059       76,103,836
EQ/High Yield Bond Portfolio...................    1,228,157          197,070
EQ/Intermediate Government Bond................    7,632,583       19,092,894
EQ/International Core Plus.....................   20,392,524       27,122,223
EQ/International Equity Index..................   50,414,083       79,944,695
EQ/International Value Plus....................   22,913,064       39,888,367
EQ/Invesco Comstock............................   13,975,793        7,793,623
EQ/JPMorgan Value Opportunities................   11,016,748       12,040,311
EQ/Large Cap Core Plus.........................    2,485,330        2,906,920
EQ/Large Cap Growth Index......................   31,052,419       27,414,875
EQ/Large Cap Growth Plus.......................   17,141,606       41,345,465
EQ/Large Cap Value Index.......................   12,195,862       11,549,641
EQ/Large Cap Value Plus........................   54,674,634      128,064,810
EQ/Lord Abbett Large Cap Core..................   13,131,946        9,476,094
EQ/MFS International Growth....................   26,042,804       18,516,558
EQ/Mid Cap Index...............................   55,286,430       61,938,075
EQ/Mid Cap Value Plus..........................   37,978,341       78,206,398
EQ/Money Market................................  111,081,591      119,287,852
EQ/Montag & Caldwell Growth....................   11,418,386        9,529,004
EQ/Morgan Stanley Mid Cap Growth...............   62,633,179       53,050,155
EQ/Mutual Large Cap Equity.....................    3,183,571        5,916,534
EQ/Oppenheimer Global..........................   27,497,807       15,550,347

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Concluded)

                                                       PURCHASES         SALES
                                                     -------------   -------------
EQ/PIMCO Global Real Return......................... $ 3,066,520     $   638,348
EQ/PIMCO Ultra Short Bond...........................  24,590,041      32,043,737
EQ/Quality Bond Plus................................  13,306,037      27,191,924
EQ/Small Company Index..............................  47,502,168      37,716,080
EQ/T. Rowe Price Growth Stock.......................  56,015,972      43,084,580
EQ/Templeton Global Equity..........................   8,531,524       7,122,937
EQ/UBS Growth & Income..............................   6,943,595       7,120,285
EQ/Wells Fargo Omega Growth.........................  91,293,879      37,162,953
Fidelity(R) VIP Contrafund(R) Portfolio.............  66,088,166      27,290,438
Fidelity(R) VIP Equity-Income Portfolio.............   2,271,634         455,553
Fidelity(R) VIP Mid Cap Portfolio...................   8,012,849       1,354,643
Goldman Sachs VIT Mid Cap Value Fund................  15,988,190       5,692,997
Invesco V.I. Diversified Dividend Fund..............   2,790,329         356,572
Invesco V.I. Global Real Estate Fund................  29,609,222      16,657,414
Invesco V.I. High Yield Fund........................  12,292,322       5,787,025
Invesco V.I. International Growth Fund..............  12,819,988       4,854,600
Invesco V.I. Mid Cap Core Equity Fund...............   4,106,454       2,483,362
Invesco V.I. Small Cap Equity Fund..................   3,140,111       2,121,091
Ivy Funds VIP Energy................................  16,968,735      11,237,234
Ivy Funds VIP High Income...........................  69,504,122      29,506,477
Ivy Funds VIP Mid Cap Growth........................  36,572,661      11,186,501
Ivy Funds VIP Small Cap Growth......................   5,578,552       3,557,230
Lazard Retirement Emerging Markets Equity Portfolio.  51,880,413      24,099,700
MFS(R) International Value Portfolio................  58,383,315      15,454,658
MFS(R) Investors Growth Stock Series................   4,097,205       2,212,180
MFS(R) Investors Trust Series.......................   5,039,398       2,936,945
MFS(R) Technology Portfolio.........................  13,608,870       8,815,822
MFS(R) Utilities Series.............................  32,217,421      14,405,908
Multimanager Aggressive Equity......................  17,522,364      85,747,775
Multimanager Core Bond..............................  42,655,093      47,124,759
Multimanager International Equity...................   6,130,876      10,443,946
Multimanager Large Cap Core Equity..................     933,104       2,644,743
Multimanager Large Cap Value........................   5,864,889      10,358,932
Multimanager Mid Cap Growth.........................  31,898,263      13,723,651
Multimanager Mid Cap Value..........................   9,500,276      15,620,436
Multimanager Multi-Sector Bond......................  20,706,382      28,256,179
Multimanager Small Cap Growth.......................  15,234,897      13,962,469
Multimanager Small Cap Value........................  19,940,457      29,615,534
Multimanager Technology.............................  25,974,718      39,820,843
Oppenheimer Main Street Fund(R)/VA..................     472,018          82,273
PIMCO CommodityRealReturn(R) Strategy Portfolio.....   2,835,825         954,158
Target 2015 Allocation..............................   7,874,148       6,907,445
Target 2025 Allocation..............................  11,210,415       6,257,152
Target 2035 Allocation..............................   9,044,722       4,163,038
Target 2045 Allocation..............................   8,397,562       4,218,536
Templeton Global Bond Securities Fund...............  15,567,482       3,182,989
Van Eck VIP Global Hard Assets Fund.................   9,818,366       6,372,934

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

5. Expenses and Related Party Transactions



   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Directors and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of the Portfolios. Investment managers either oversee the activities of the investment advisors with respect to the Portfolios and are responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.11% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges


   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

OLD CONTRACTS                                     0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                             0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index........................     0.56%          0.60%        0.24%   1.40%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index........................     0.65%          0.60%        0.24%   1.49%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index........................     1.15%          0.25%          --    1.40%

All Other Funds..............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds....................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation......................     1.10%          0.25%          --    1.35%

All Other Funds..............................     1.10%          0.24%          --    1.34%

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%          --    1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%          --    1.45%

EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%          --    1.30%

1.25% All Funds..............................     0.75%          0.50%          --    1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%          --    1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --           --    1.20%

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

0.25% All Funds..............................     0.25%            --           --    0.25%

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................      .00%            --          --     0.00%

0.10% All Funds..............................     0.10%            --          --     0.10%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.60% All Funds..............................     0.60%            --          --     0.60%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

1.15% All Funds..............................     1.15%            --          --     1.15%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                              WHEN CHARGE
          CHARGES             IS DEDUCTED               AMOUNT DEDUCTED                   HOW DEDUCTED
           -------            -----------               ---------------                    ------------

Annual Administrative charge  Annual       LOW - $0 depending on the product and      Unit liquidation from
                                           account value.                             account value

                                           HIGH - Depending on account value, $50 if  Unit liquidation from
                                           the account value on the last business     account value
                                           day of the contract year is less than
                                           $100,000.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges (Concluded)

                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                       AMOUNT DEDUCTED
                -------                         -----------                       ---------------

Withdrawal Charge                       At time of transaction       LOW - 5% of withdrawals or contributions
                                                                     made in the current and prior five
                                                                     participation years, whichever is less.

                                                                     HIGH - 7% of contributions withdrawn,
                                                                     declining by 1% each contract years
                                                                     following each contribution.

                                                                     Exceptions and limitations may eliminate
                                                                     or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction       $25 set-up fee and $6.25 quarterly
                                                                     recordkeeping fee

Variable Immediate Annuity Payout       At time of transaction       $350 annuity administration fee
option

Charge for third-party transfer or      At time of transaction       $0 to $65
exchange

Enhanced death benefit charge           Participation date           0.15% of account value
                                        anniversary

Guaranteed Minimum Income Benefit                                    0.65%


Guaranteed Withdrawal Benefit for Life                               LOW - 0.60% for single life option;
                                                                         0.75% for joint life option

                                                                     HIGH - 0.75% for single life;
                                                                         0.90% for joint life

Sales Premium and Other Applicable                                   Current tax charge varies by jurisdiction
Taxes                                                                and ranges from 0% to 3.5%.



Guaranteed minimum death benefit                                     STANDARD DEATH BENEFIT (AVAILABLE ONLY
charge                                                               WITH THE GUARANTEED MINIMUM INCOME
                                                                     BENEFIT) - 0.00%

                                                                     GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                     ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                     Annual Rachet to age 85 benefit base

                                                                     GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                     RACHET TO AGE 85 - 0.60% of the greater
                                                                     of 6% roll-up to age 85 benefit base, as
                                                                     applicable

                                                                     GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                     the GWBL Enhance death benefit base

Personal Income Benefit Charge          Contract/Participation Date  1.00% of the Personal Income Benefit
                                        Anniversary                  account value

Wire Transfer Charge                    At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                     At time of transaction       $35 for checks sent by express delivery


             AMOUNT DEDUCTED                   HOW DEDUCTED
             ---------------                    ------------

LOW - 5% of withdrawals or contributions   Unit liquidation from
made in the current and prior five         account value
participation years, whichever is less.

HIGH - 7% of contributions withdrawn,
declining by 1% each contract years
following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly         Unit liquidation from
recordkeeping fee                          account value

$350 annuity administration fee            Unit liquidation from
    account value

$0 to $65                                  Unit liquidation from
    account value

0.15% of account value                     Unit liquidation from
               account value

0.65%                                      Unit liquidation from
                                           account value

LOW - 0.60% for single life option;        Unit liquidation from
    0.75% for joint life option            account value

HIGH - 0.75% for single life;
    0.90% for joint life

Current tax charge varies by jurisdiction  Deducted from the
and ranges from 0% to 3.5%.                amount applied to
                                           provide an annuity
                                           payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
WITH THE GUARANTEED MINIMUM INCOME         account value
BENEFIT) - 0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater
of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of
the GWBL Enhance death benefit base

1.00% of the Personal Income Benefit       Unit liquidation from
account value                              account value

$90 for outgoing wire transfers            Unit liquidation from
                                           account value

$35 for checks sent by express delivery    Unit liquidation from
                                           account value

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights


   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
ALL ASSET AGGRESSIVE-ALT 25
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B (j)     $108.13           --                  --             --         6.71%
      Highest contract charge 1.34% Class B (j)    $107.54           --                  --             --         6.16%
      All contract charges                              --           11             $ 1,157           3.71%          --
ALL ASSET GROWTH-ALT 20
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B         $145.58           --                  --             --        13.55%
      Highest contract charge 1.45% Class B        $139.69           --                  --             --        12.47%
      All contract charges                              --          356             $50,117           1.47%          --
2012  Lowest contract charge 0.50% Class B         $128.21           --                  --             --        11.43%
      Highest contract charge 1.45% Class B        $124.20           --                  --             --        10.36%
      All contract charges                              --          309             $38,706           1.74%          --
2011  Lowest contract charge 0.50% Class B         $115.06           --                  --             --        (3.97)%
      Highest contract charge 1.45% Class B        $112.54           --                  --             --        (4.89)%
      All contract charges                              --          223             $25,298           1.97%          --
2010  Lowest contract charge 0.50% Class B         $119.82           --                  --             --        14.41%
      Highest contract charge 1.45% Class B        $118.33           --                  --             --        13.31%
      All contract charges                              --          101             $11,926           2.90%          --
2009  Lowest contract charge 0.50% Class B (b)     $104.73           --                  --             --         2.75%
      Highest contract charge 1.45% Class B (b)    $104.43           --                  --             --         2.47%
      All contract charges                              --           20             $ 2,043           4.20%          --
ALL ASSET MODERATE GROWTH-ALT 15
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B (j)     $104.60           --                  --             --         3.87%
      Highest contract charge 1.34% Class B (j)    $104.03           --                  --             --         3.33%
      All contract charges                              --            3             $   380           2.80%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Class II        $156.84           --                  --             --        29.25%
      Highest contract charge 1.20% Class II       $152.80           --                  --             --        28.34%
      All contract charges                              --           59             $ 8,994           1.11%          --
2012  Lowest contract charge 0.50% Class II        $121.35           --                  --             --        15.65%
      Highest contract charge 1.20% Class II       $119.06           --                  --             --        14.83%
      All contract charges                              --           31             $ 3,763           2.00%          --
2011  Lowest contract charge 0.70% Class II        $104.57           --                  --             --        (1.53)%
      Highest contract charge 1.20% Class II       $103.68           --                  --             --        (2.03)%
      All contract charges                              --           16             $ 1,668           1.44%          --
2010  Lowest contract charge 0.90% Class II (d)    $106.06           --                  --             --         6.01%
      Highest contract charge 1.20% Class II (d)   $105.83           --                  --             --         5.79%
      All contract charges                              --            4             $   472           2.34%          --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class 4 (j)     $ 96.75           --                  --             --        (2.72)%
      Highest contract charge 1.34% Class 4 (j)    $ 96.22           --                  --             --        (3.23)%
      All contract charges                              --           14             $ 1,435           3.54%          --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $ 183.82           --                 --             --        25.79%
      Highest contract charge 1.45% Class B       $ 166.61           --                 --             --        24.61%
      All contract charges                              --        3,201           $539,875           2.58%          --
2012  Lowest contract charge 0.50% Class B        $ 146.13           --                 --             --        13.60%
      Highest contract charge 1.45% Class B       $ 133.71           --                 --             --        12.51%
      All contract charges                              --        3,104           $418,515           0.89%          --
2011  Lowest contract charge 0.50% Class B        $ 128.63           --                 --             --        (7.96)%
      Highest contract charge 1.45% Class B       $ 118.84           --                 --             --        (8.84)%
      All contract charges                              --        2,983           $357,014           1.34%          --
2010  Lowest contract charge 0.50% Class B        $ 139.76           --                 --             --        12.51%
      Highest contract charge 1.45% Class B       $ 130.37           --                 --             --        11.44%
      All contract charges                              --        2,731           $357,010           1.71%          --
2009  Lowest contract charge 0.50% Class B        $ 124.22           --                 --             --        26.65%
      Highest contract charge 1.45% Class B       $ 116.99           --                 --             --        25.44%
      All contract charges                              --        2,255           $264,074           1.16%          --
AXA BALANCED STRATEGY
      Unit Value 1.10% to 1.25%*
2013  Lowest contract charge 1.10% Class A        $ 130.79           --                 --             --        12.41%
      Highest contract charge 1.25% Class A       $ 129.94           --                 --             --        12.24%
      All contract charges                              --            2           $    261           2.29%          --
2012  Lowest contract charge 1.10% Class A        $ 116.35           --                 --             --         7.33%
      Highest contract charge 1.25% Class A       $ 115.77           --                 --             --         7.17%
      All contract charges                              --            2           $    245           0.89%          --
2011  Lowest contract charge 1.10% Class A        $ 108.40           --                 --             --        (3.22)%
      Highest contract charge 1.25% Class A       $ 108.02           --                 --             --        (3.37)%
      All contract charges                              --            5           $    544           1.36%          --
2010  Lowest contract charge 1.10% Class A        $ 112.01           --                 --             --         9.12%
      Highest contract charge 1.25% Class A       $ 111.79           --                 --             --        8.96 %
      All contract charges                              --            3           $    350           1.92%          --
2009  Lowest contract charge 1.10% Class A (c)    $ 102.65           --                 --             --         1.93%
      Highest contract charge 1.25% Class A (c)   $ 102.60           --                 --             --         1.89%
      All contract charges                              --            4           $    394           2.34%          --
AXA BALANCED STRATEGY
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B        $ 117.41           --                 --             --        13.09%
      Highest contract charge 1.30% Class B       $ 138.86           --                 --             --        12.18%
      All contract charges                              --          598           $ 81,315           2.29%          --
2012  Lowest contract charge 0.50% Class B (h)    $ 103.82           --                 --             --         5.32%
      Highest contract charge 1.30% Class B       $ 123.78           --                 --             --         7.12%
      All contract charges                              --          421           $ 51,523           0.89%          --
2011  Lowest contract charge 1.25% Class B        $ 115.70           --                 --             --        (3.61)%
      Highest contract charge 1.30% Class B       $ 115.55           --                 --             --        (3.66)%
      All contract charges                              --          290           $ 33,585           1.36%          --
2010  Lowest contract charge 1.25% Class B        $ 120.03           --                 --             --         8.68%
      Highest contract charge 1.30% Class B       $ 119.94           --                 --             --         8.62%
      All contract charges                              --          176           $ 21,202           1.92%          --
2009  Lowest contract charge 1.25% Class B (a)    $ 110.45           --                 --             --        12.64%
      Highest contract charge 1.30% Class B (a)   $ 110.42           --                 --             --        12.60%
      All contract charges                              --           51           $  5,642           2.34%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $ 138.73           --                 --             --         3.82%
      Highest contract charge 1.45% Class B       $ 125.74           --                 --             --         2.83%
      All contract charges                              --          988           $123,006           0.92%          --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.50% Class B        $133.63            --                 --             --         4.06%
      Highest contract charge 1.45% Class B       $122.28            --                 --             --         3.06%
      All contract charges                             --         1,025           $124,090           0.85%          --
2011  Lowest contract charge 0.50% Class B        $128.42            --                 --             --         1.39%
      Highest contract charge 1.45% Class B       $118.65            --                 --             --         0.42%
      All contract charges                             --           988           $116,023           1.76%          --
2010  Lowest contract charge 0.50% Class B        $126.66            --                 --             --         6.73%
      Highest contract charge 1.45% Class B       $118.15            --                 --             --         5.71%
      All contract charges                             --           878           $103,215           2.41%          --
2009  Lowest contract charge 0.50% Class B        $118.67            --                 --             --         9.27%
      Highest contract charge 1.45% Class B       $111.77            --                 --             --         8.24%
      All contract charges                             --           701           $ 78,154           2.54%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B        $113.48            --                 --             --         9.97%
      Highest contract charge 1.30% Class B       $132.18            --                 --             --         9.08%
      All contract charges                             --           118           $ 14,831           1.92%          --
2012  Lowest contract charge 0.50% Class B (h)    $103.19            --                 --             --         4.35%
      Highest contract charge 1.30% Class B       $121.18            --                 --             --         5.81%
      All contract charges                             --            81           $  9,766           0.92%          --
2011  Lowest contract charge 1.25% Class B        $114.67            --                 --             --        (2.62)%
      Highest contract charge 1.30% Class B       $114.53            --                 --             --        (2.67)%
      All contract charges                             --            52           $  5,951           1.39%          --
2010  Lowest contract charge 1.25% Class B        $117.76            --                 --             --         7.76%
      Highest contract charge 1.30% Class B       $117.67            --                 --             --         7.74%
      All contract charges                             --            31           $  3,722           1.71%          --
2009  Lowest contract charge 1.25% Class B (a)    $109.28            --                 --             --        10.60%
      Highest contract charge 1.30% Class B (a)   $109.22            --                 --             --        10.58%
      All contract charges                             --            10           $  1,140           1.96%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 0.90% to 1.34%*
2013  Lowest contract charge 0.90% Class B        $105.11            --                 --             --         3.44%
      Highest contract charge 1.34% Class B       $104.34            --                 --             --         2.98%
      All contract charges                             --            60           $  6,833           1.27%          --
2012  Lowest contract charge 0.90% Class B (h)    $101.61            --                 --             --         2.14%
      Highest contract charge 1.34% Class B       $101.32            --                 --             --         3.13%
      All contract charges                             --            37           $  4,099           1.00%          --
2011  Lowest contract charge 1.25% Class B        $111.12            --                 --             --        (0.54)%
      Highest contract charge 1.30% Class B       $110.98            --                 --             --        (0.59)%
      All contract charges                             --            25           $  2,768           1.90%          --
2010  Lowest contract charge 1.25% Class B        $111.72            --                 --             --         5.94%
      Highest contract charge 1.30% Class B       $111.64            --                 --             --         5.89%
      All contract charges                             --            13           $  1,475           2.37%          --
2009  Lowest contract charge 1.25% Class B (a)    $105.46            --                 --             --         5.67%
      Highest contract charge 1.30% Class B (a)   $105.43            --                 --             --         5.64%
      All contract charges                             --             3           $    275           2.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $149.73            --                 --             --         9.69%
      Highest contract charge 1.45% Class B       $135.70            --                 --             --         8.64%
      All contract charges                             --         1,495           $203,468           1.43%          --
2012  Lowest contract charge 0.50% Class B        $136.50            --                 --             --         6.83%
      Highest contract charge 1.45% Class B       $124.91            --                 --             --         5.81%
      All contract charges                             --         1,444           $180,296           0.84%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.50% Class B        $127.77            --                  --            --        (1.21)%
      Highest contract charge 1.45% Class B       $118.05            --                  --            --        (2.15)%
      All contract charges                             --         1,358          $  160,091          1.58%          --
2010  Lowest contract charge 0.50% Class B        $129.33            --                  --            --         8.52%
      Highest contract charge 1.45% Class B       $120.64            --                  --            --         7.49%
      All contract charges                             --         1,244          $  149,815          2.16%          --
2009  Lowest contract charge 0.50% Class B        $119.17            --                  --            --        13.85%
      Highest contract charge 1.45% Class B       $112.23            --                  --            --        12.76%
      All contract charges                             --         1,056          $  118,182          2.15%          --
AXA GROWTH STRATEGY
      Unit Value 1.10% to 1.25%*
2013  Lowest contract charge 1.10% Class A        $142.43            --                  --            --        18.88%
      Highest contract charge 1.25% Class A       $141.50            --                  --            --        18.70%
      All contract charges                             --             9          $    1,288          2.28%          --
2012  Lowest contract charge 1.10% Class A        $119.81            --                  --            --         9.99%
      Highest contract charge 1.25% Class A       $119.21            --                  --            --         9.82%
      All contract charges                             --            11          $    1,267          0.73%          --
2011  Lowest contract charge 1.10% Class A        $108.93            --                  --            --        (5.21)%
      Highest contract charge 1.25% Class A       $108.55            --                  --            --        (5.35)%
      All contract charges                             --            11          $    1,177          1.19%          --
2010  Lowest contract charge 1.10% Class A        $114.92            --                  --            --        10.72%
      Highest contract charge 1.25% Class A       $114.69            --                  --            --        10.56%
      All contract charges                             --            13          $    1,535          1.56%          --
2009  Lowest contract charge 1.10% Class A (c)    $103.79            --                  --            --         2.87%
      Highest contract charge 1.25% Class A (c)   $103.74            --                  --            --         2.84%
      All contract charges                             --            14          $    1,474          1.76%          --
AXA MODERATE ALLOCATION
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A        $200.42            --                  --            --        12.32%
      Highest contract charge 1.45% Class A       $155.88            --                  --            --        11.48%
      All contract charges                             --        14,831          $1,331,767          1.61%          --
2012  Lowest contract charge 0.50% Class A        $111.06            --                  --            --         8.26%
      Highest contract charge 1.45% Class A       $139.83            --                  --            --         7.22%
      All contract charges                             --        16,009          $1,275,105          0.78%          --
2011  Lowest contract charge 0.50% Class A        $102.59            --                  --            --        (2.64)%
      Highest contract charge 1.45% Class A       $130.42            --                  --            --        (3.56)%
      All contract charges                             --        17,152          $1,263,112          1.69%          --
2010  Lowest contract charge 0.50% Class A        $105.37            --                  --            --         9.63%
      Highest contract charge 1.45% Class A       $135.24            --                  --            --         8.59%
      All contract charges                             --        18,275          $1,387,456          2.37%          --
2009  Lowest contract charge 0.50% Class A        $ 96.11            --                  --            --        16.72%
      Highest contract charge 1.45% Class A       $124.54            --                  --            --        15.60%
      All contract charges                             --        18,864          $1,310,255          1.65%          --
AXA MODERATE ALLOCATION
      Unit Value 0.40% to 1.30%*
2013  Lowest contract charge 0.40% Class B        $115.38            --                  --            --        12.65%
      Highest contract charge 1.30% Class B       $116.55            --                  --            --        11.66%
      All contract charges                             --         2,631          $  385,285          1.61%          --
2012  Lowest contract charge 0.40% Class B (i)    $102.42            --                  --            --         2.26%
      Highest contract charge 1.30% Class B       $104.38            --                  --            --         7.40%
      All contract charges                             --         2,366          $  307,939          0.78%          --
2011  Lowest contract charge 0.50% Class B        $118.42            --                  --            --        (2.88)%
      Highest contract charge 1.30% Class B       $ 97.19            --                  --            --        (3.65)%
      All contract charges                             --         2,171          $  261,855          1.69%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA MODERATE ALLOCATION (CONTINUED)
2010  Lowest contract charge 0.50% Class B        $121.93            --                  --            --         9.36%
      Highest contract charge 1.30% Class B       $100.87            --                  --            --         8.50%
      All contract charges                             --         1,923          $  240,775          2.37%          --
2009  Lowest contract charge 0.50% Class B        $111.49            --                  --            --        16.43%
      Highest contract charge 1.30% Class B       $ 92.97            --                  --            --        15.51%
      All contract charges                             --         1,585          $  183,180          1.65%          --
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $121.46            --                  --            --        16.30%
      Highest contract charge 1.45% Class B       $119.56            --                  --            --        15.19%
      All contract charges                             --           103          $   12,401          3.60%          --
2012  Lowest contract charge 0.50% Class B (h)    $104.44            --                  --            --         6.29%
      Highest contract charge 1.45% Class B (h)   $103.79            --                  --            --         5.70%
      All contract charges                             --            24          $    2,581          1.62%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $176.00            --                  --            --        19.19%
      Highest contract charge 1.45% Class B       $159.51            --                  --            --        18.05%
      All contract charges                             --         6,592          $1,057,036          2.15%          --
2012  Lowest contract charge 0.50% Class B        $147.66            --                  --            --        10.96%
      Highest contract charge 1.45% Class B       $135.12            --                  --            --         9.91%
      All contract charges                             --         6,573          $  890,720          0.81%          --
2011  Lowest contract charge 0.50% Class B        $133.07            --                  --            --        (5.43)%
      Highest contract charge 1.45% Class B       $122.94            --                  --            --        (6.34)%
      All contract charges                             --         6,568          $  807,708          1.45%          --
2010  Lowest contract charge 0.50% Class B        $140.71            --                  --            --        11.00%
      Highest contract charge 1.45% Class B       $131.26            --                  --            --         9.94%
      All contract charges                             --         6,277          $  822,427          1.82%          --
2009  Lowest contract charge 0.50% Class B        $126.77            --                  --            --        21.35%
      Highest contract charge 1.45% Class B       $119.39            --                  --            --        20.18%
      All contract charges                             --         5,622          $  668,768          1.48%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.40% to 1.34%*
2013  Lowest contract charge 0.40% Class B        $137.65            --                  --            --        31.15%
      Highest contract charge 1.34% Class B       $161.84            --                  --            --        29.92%
      All contract charges                             --            40          $    6,117          0.18%          --
2012  Lowest contract charge 0.40% Class B (i)    $104.96            --                  --            --         4.46%
      Highest contract charge 1.34% Class B       $124.57            --                  --            --        14.91%
      All contract charges                             --            28          $    3,273          0.23%          --
2011  Lowest contract charge 0.70% Class B        $109.35            --                  --            --        (8.86)%
      Highest contract charge 1.34% Class B       $108.41            --                  --            --        (9.45)%
      All contract charges                             --            25          $    2,592          0.05%          --
2010  Lowest contract charge 0.70% Class B (d)    $119.98            --                  --            --        14.37%
      Highest contract charge 1.34% Class B (d)   $119.72            --                  --            --        14.17%
      All contract charges                             --             8          $      954          0.00%          --
AXA TACTICAL MANAGER 500
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Class B        $163.76            --                  --            --        30.02%
      Highest contract charge 1.34% Class B       $160.27            --                  --            --        29.18%
      All contract charges                             --            58          $    8,943          0.49%          --
2012  Lowest contract charge 0.70% Class B        $125.95            --                  --            --        14.01%
      Highest contract charge 1.34% Class B       $124.07            --                  --            --        13.27%
      All contract charges                             --            47          $    5,612          0.66%          --
2011  Lowest contract charge 0.70% Class B        $110.47            --                  --            --        (4.42)%
      Highest contract charge 1.34% Class B       $109.53            --                  --            --        (5.03)%
      All contract charges                             --            35          $    3,721          0.64%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA TACTICAL MANAGER 500 (CONTINUED)
2010  Lowest contract charge 0.70% Class B (d)    $115.58            --                 --             --        10.26%
      Highest contract charge 1.34% Class B (d)   $115.33            --                 --             --        10.06%
      All contract charges                             --            10           $  1,215           0.69%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Class B        $172.30            --                 --             --        36.42%
      Highest contract charge 1.34% Class B       $168.64            --                 --             --        35.55%
      All contract charges                             --            22           $  3,583           0.13%          --
2012  Lowest contract charge 0.70% Class B        $126.30            --                 --             --        14.64%
      Highest contract charge 1.34% Class B       $124.41            --                 --             --        13.90%
      All contract charges                             --            16           $  1,867           0.34%          --
2011  Lowest contract charge 0.70% Class B        $110.17            --                 --             --       (11.18)%
      Highest contract charge 1.34% Class B       $109.23            --                 --             --       (11.75)%
      All contract charges                             --            12           $  1,291           0.03%          --
2010  Lowest contract charge 0.70% Class B (d)    $124.04            --                 --             --        17.16%
      Highest contract charge 1.34% Class B (d)   $123.77            --                 --             --        16.95%
      All contract charges                             --             3           $    416           0.08%          --
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Class B        $129.69            --                 --             --        20.26%
      Highest contract charge 1.34% Class B       $126.93            --                 --             --        19.49%
      All contract charges                             --            54           $  6,695           0.00%          --
2012  Lowest contract charge 0.70% Class B        $107.84            --                 --             --        15.77%
      Highest contract charge 1.34% Class B       $106.23            --                 --             --        15.03%
      All contract charges                             --            42           $  4,447           0.66%          --
2011  Lowest contract charge 0.70% Class B        $ 93.15            --                 --             --       (16.64)%
      Highest contract charge 1.34% Class B       $ 92.35            --                 --             --       (17.17)%
      All contract charges                             --            34           $  3,102           2.30%          --
2010  Lowest contract charge 0.70% Class B (d)    $111.74            --                 --             --         6.88%
      Highest contract charge 1.34% Class B (d)   $111.50            --                 --             --         6.68%
      All contract charges                             --             5           $    638           1.76%          --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Class B        $119.54            --                 --             --        15.35%
      Highest contract charge 1.34% Class B       $118.28            --                 --             --        14.61%
      All contract charges                             --            46           $  5,435           0.42%          --
2012  Lowest contract charge 0.70% Class B (h)    $103.63            --                 --             --         6.00%
      Highest contract charge 1.34% Class B (h)   $103.20            --                 --             --         5.62%
      All contract charges                             --            13           $  1,420           0.72%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A        $274.79            --                 --             --        37.20%
      Highest contract charge 1.45% Class A       $229.03            --                 --             --        36.17%
      All contract charges                             --         1,032           $327,707           0.05%          --
2012  Lowest contract charge 0.50% Class A        $136.80            --                 --             --        15.01%
      Highest contract charge 1.45% Class A       $168.20            --                 --             --        13.91%
      All contract charges                             --         1,112           $259,067           0.21%          --
2011  Lowest contract charge 0.50% Class A        $118.95            --                 --             --        (0.89)%
      Highest contract charge 1.45% Class A       $147.66            --                 --             --        (1.84)%
      All contract charges                             --         1,220           $249,306           0.00%          --
2010  Lowest contract charge 0.50% Class A        $120.02            --                 --             --        32.92%
      Highest contract charge 1.45% Class A       $150.43            --                 --             --        31.64%
      All contract charges                             --         1,331           $276,722           0.05%          --
2009  Lowest contract charge 0.50% Class A        $ 90.30            --                 --             --        35.32%
      Highest contract charge 1.45% Class A       $114.27            --                 --             --        34.04%
      All contract charges                             --         1,403           $221,353           0.15%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B    $179.90            --                 --             --        37.49%
      Highest contract charge 1.30% Class B   $175.39            --                 --             --        36.39%
      All contract charges                         --           250           $ 58,082           0.05%          --
2012  Lowest contract charge 0.50% Class B    $130.85            --                 --             --        15.00%
      Highest contract charge 1.30% Class B   $128.59            --                 --             --        14.10%
      All contract charges                         --           248           $ 42,946           0.21%          --
2011  Lowest contract charge 0.50% Class B    $113.78            --                 --             --        (1.14)%
      Highest contract charge 1.30% Class B   $112.70            --                 --             --        (1.92)%
      All contract charges                         --           255           $ 39,148           0.00%          --
2010  Lowest contract charge 0.50% Class B    $115.09            --                 --             --        32.58%
      Highest contract charge 1.30% Class B   $114.91            --                 --             --        31.54%
      All contract charges                         --           280           $ 44,323           0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 86.81            --                 --             --        35.01%
      Highest contract charge 1.30% Class B   $ 87.36            --                 --             --        33.93%
      All contract charges                         --           301           $ 36,400           0.15%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $146.66            --                 --             --        36.00%
      Highest contract charge 1.45% Class B   $136.72            --                 --             --        34.70%
      All contract charges                         --           144           $ 19,941           0.11%          --
2012  Lowest contract charge 0.50% Class B    $107.84            --                 --             --        16.24%
      Highest contract charge 1.45% Class B   $101.50            --                 --             --        15.13%
      All contract charges                         --           148           $ 15,132           0.72%          --
2011  Lowest contract charge 0.50% Class B    $ 92.77            --                 --             --       (10.03)%
      Highest contract charge 1.45% Class B   $ 88.16            --                 --             --       (10.89)%
      All contract charges                         --           156           $ 13,851           0.14%          --
2010  Lowest contract charge 0.50% Class B    $103.11            --                 --             --        23.65%
      Highest contract charge 1.45% Class B   $ 98.93            --                 --             --        22.47%
      All contract charges                         --           156           $ 15,611           0.19%          --
2009  Lowest contract charge 0.50% Class B    $ 83.39            --                 --             --        27.59%
      Highest contract charge 1.45% Class B   $ 80.78            --                 --             --        26.36%
      All contract charges                         --           144           $ 11,627           1.05%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $216.10            --                 --             --        37.04%
      Highest contract charge 1.45% Class B   $236.25            --                 --             --        35.74%
      All contract charges                         --         2,291           $629,177           1.65%          --
2012  Lowest contract charge 0.50% Class B    $157.69            --                 --             --        13.06%
      Highest contract charge 1.45% Class B   $174.05            --                 --             --        11.99%
      All contract charges                         --         2,239           $456,812           1.59%          --
2011  Lowest contract charge 0.50% Class B    $139.47            --                 --             --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42            --                 --             --        (4.51)%
      All contract charges                         --         2,193           $402,728           1.27%          --
2010  Lowest contract charge 0.50% Class B    $144.66            --                 --             --        11.72%
      Highest contract charge 1.45% Class B   $162.76            --                 --             --        10.66%
      All contract charges                         --         2,041           $397,717           1.33%          --
2009  Lowest contract charge 0.50% Class B    $129.48            --                 --             --        29.64%
      Highest contract charge 1.45% Class B   $147.09            --                 --             --        28.40%
      All contract charges                         --         1,845           $328,742           2.77%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $176.55            --                 --             --        31.10%
      Highest contract charge 1.45% Class B   $161.60            --                 --             --        29.85%
      All contract charges                         --           649           $105,279           2.16%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME (CONTINUED)
2012  Lowest contract charge 0.50% Class B       $134.67            --                  --            --        17.15%
      Highest contract charge 1.45% Class B      $124.45            --                  --            --        16.02%
      All contract charges                            --           564          $   70,741          2.09%          --
2011  Lowest contract charge 0.50% Class B       $114.96            --                  --            --        (0.90)%
      Highest contract charge 1.45% Class B      $107.27            --                  --            --        (1.84)%
      All contract charges                            --           516          $   55,550          1.86%          --
2010  Lowest contract charge 0.50% Class B       $116.00            --                  --            --        15.13%
      Highest contract charge 1.45% Class B      $109.28            --                  --            --        14.03%
      All contract charges                            --           528          $   57,712          2.42%          --
2009  Lowest contract charge 0.50% Class B       $100.76            --                  --            --        10.99%
      Highest contract charge 1.45% Class B      $ 95.83            --                  --            --         9.92%
      All contract charges                            --           524          $   50,322          2.62%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $135.70            --                  --            --        33.80%
      Highest contract charge 1.45% Class B      $149.27            --                  --            --        32.38%
      All contract charges                            --           312          $   36,819          0.79%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.42            --                  --            --         1.04%
      Highest contract charge 1.45% Class B      $112.76            --                  --            --        15.05%
      All contract charges                            --           301          $   26,789          1.00%          --
2011  Lowest contract charge 0.50% Class B       $ 75.24            --                  --            --        (0.24)%
      Highest contract charge 1.35% Class B      $ 76.58            --                  --            --        (1.07)%
      All contract charges                            --           304          $   23,549          0.38%          --
2010  Lowest contract charge 0.50% Class B       $ 75.42            --                  --            --        11.96%
      Highest contract charge 1.45% Class B      $ 99.18            --                  --            --        10.89%
      All contract charges                            --           283          $   22,061          0.05%          --
2009  Lowest contract charge 0.50% Class B       $ 67.36            --                  --            --        30.24%
      Highest contract charge 1.45% Class B      $ 89.44            --                  --            --        28.99%
      All contract charges                            --           267          $   18,810          0.26%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B       $197.44            --                  --            --        30.84%
      Highest contract charge 1.45% Class B      $177.07            --                  --            --        29.85%
      All contract charges                            --         1,151          $  203,683          1.45%          --
2012  Lowest contract charge 0.70% Class B       $150.90            --                  --            --        16.59%
      Highest contract charge 1.45% Class B      $136.36            --                  --            --        15.71%
      All contract charges                            --         1,220          $  166,755          0.91%          --
2011  Lowest contract charge 0.70% Class B       $129.43            --                  --            --         3.27%
      Highest contract charge 1.45% Class B      $117.85            --                  --            --         2.50%
      All contract charges                            --         1,313          $  155,656          0.71%          --
2010  Lowest contract charge 0.50% Class B       $114.78            --                  --            --        15.22%
      Highest contract charge 1.45% Class B      $114.98            --                  --            --        14.12%
      All contract charges                            --         1,454          $  168,794          0.74%          --
2009  Lowest contract charge 0.50% Class B       $ 99.62            --                  --            --        30.80%
      Highest contract charge 1.45% Class B      $100.76            --                  --            --        29.56%
      All contract charges                            --         1,584          $  161,230          1.16%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A       $204.53            --                  --            --        31.54%
      Highest contract charge 1.45% Class A      $142.67            --                  --            --        30.55%
      All contract charges                            --         5,042          $2,214,801          1.28%          --
2012  Lowest contract charge 0.50% Class A       $102.86            --                  --            --        15.02%
      Highest contract charge 1.45% Class A      $109.28            --                  --            --        13.92%
      All contract charges                            --         5,579          $1,869,594          1.54%          --
2011  Lowest contract charge 0.50% Class A       $ 89.43            --                  --            --         0.28%
      Highest contract charge 1.45% Class A      $ 95.93            --                  --            --        (0.68)%
      All contract charges                            --         6,234          $1,826,842          1.45%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/COMMON STOCK INDEX (CONTINUED)
2010  Lowest contract charge 0.50% Class A       $ 89.18            --                  --            --        15.58%
      Highest contract charge 1.49% Class A      $311.66            --                  --            --        14.67%
      All contract charges                            --         6,983          $2,055,925          1.50%          --
2009  Lowest contract charge 0.50% Class A       $ 77.16            --                  --            --        28.00%
      Highest contract charge 1.49% Class A      $271.80            --                  --            --        27.02%
      All contract charges                            --         7,732          $1,984,969          2.01%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.40% to 1.30%*
2013  Lowest contract charge 0.40% Class B       $134.54            --                  --            --        31.94%
      Highest contract charge 1.30% Class B      $126.42            --                  --            --        30.76%
      All contract charges                            --           908          $  125,249          1.28%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.97            --                  --            --         1.74%
      Highest contract charge 1.30% Class B      $ 96.68            --                  --            --        14.12%
      All contract charges                            --           895          $   93,945          1.54%          --
2011  Lowest contract charge 0.50% Class B       $ 86.56            --                  --            --         0.03%
      Highest contract charge 1.30% Class B      $ 84.72            --                  --            --        (0.76)%
      All contract charges                            --           981          $   90,393          1.45%          --
2010  Lowest contract charge 0.50% Class B       $ 86.53            --                  --            --        15.30%
      Highest contract charge 1.30% Class B      $ 85.37            --                  --            --        14.38%
      All contract charges                            --         1,085          $  100,911          1.50%          --
2009  Lowest contract charge 0.50% Class B       $ 75.05            --                  --            --        27.68%
      Highest contract charge 1.30% Class B      $ 74.64            --                  --            --        26.68%
      All contract charges                            --         1,189          $   96,715          2.01%          --
EQ/CORE BOND INDEX
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                  --            --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                  --            --        (3.02)%
      All contract charges                            --           981          $  112,879          1.15%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.06            --                  --            --         1.02%
      Highest contract charge 1.45% Class B      $116.57            --                  --            --         1.66%
      All contract charges                            --         1,022          $  120,948          1.43%          --
2011  Lowest contract charge 0.50% Class B       $126.30            --                  --            --         4.28%
      Highest contract charge 1.45% Class B      $114.67            --                  --            --         3.29%
      All contract charges                            --         1,056          $  122,833          1.85%          --
2010  Lowest contract charge 0.50% Class B       $121.12            --                  --            --         5.25%
      Highest contract charge 1.45% Class B      $111.02            --                  --            --         4.25%
      All contract charges                            --         1,128          $  127,022          2.18%          --
2009  Lowest contract charge 0.50% Class B       $115.08            --                  --            --         2.18%
      Highest contract charge 1.45% Class B      $106.50            --                  --            --         1.20%
      All contract charges                            --         1,163          $  125,579          2.75%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $121.26            --                  --            --        32.64%
      Highest contract charge 1.45% Class B      $113.79            --                  --            --        31.38%
      All contract charges                            --           290          $   33,783          1.34%          --
2012  Lowest contract charge 0.50% Class B       $ 91.42            --                  --            --        11.37%
      Highest contract charge 1.45% Class B      $ 86.61            --                  --            --        10.29%
      All contract charges                            --           301          $   26,650          0.86%          --
2011  Lowest contract charge 0.50% Class B       $ 82.09            --                  --            --        (5.13)%
      Highest contract charge 1.45% Class B      $ 78.53            --                  --            --        (6.03)%
      All contract charges                            --           322          $   25,523          0.30%          --
2010  Lowest contract charge 0.50% Class B       $ 86.53            --                  --            --        11.19%
      Highest contract charge 1.45% Class B      $ 83.57            --                  --            --        10.14%
      All contract charges                            --           332          $   28,092          0.85%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
2009  Lowest contract charge 0.50% Class B        $ 77.82            --                 --             --        32.01%
      Highest contract charge 1.45% Class B       $ 75.88            --                 --             --        30.76%
      All contract charges                             --           281           $ 21,535           1.99%          --
EQ/EMERGING MARKETS EQUITY PLUS
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B (j)    $ 94.95            --                 --             --        (4.18)%
      Highest contract charge 1.34% Class B (j)   $ 94.43            --                 --             --        (4.67)%
      All contract charges                             --            12           $  1,233           1.05%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A        $222.70            --                 --             --        30.59%
      Highest contract charge 1.45% Class A       $156.67            --                 --             --        29.60%
      All contract charges                             --         2,171           $883,708           1.48%          --
2012  Lowest contract charge 0.50% Class A        $112.35            --                 --             --        14.65%
      Highest contract charge 1.45% Class A       $120.89            --                 --             --        13.57%
      All contract charges                             --         2,282           $715,915           1.69%          --
2011  Lowest contract charge 0.50% Class A        $ 97.99            --                 --             --         1.26%
      Highest contract charge 1.45% Class A       $106.45            --                 --             --         0.29%
      All contract charges                             --         2,408           $665,749           1.68%          --
2010  Lowest contract charge 0.50% Class A        $ 96.77            --                 --             --        14.09%
      Highest contract charge 1.45% Class A       $106.14            --                 --             --        13.00%
      All contract charges                             --         2,548           $703,946           1.65%          --
2009  Lowest contract charge 0.50% Class A        $ 84.82            --                 --             --        25.55%
      Highest contract charge 1.45% Class A       $ 93.93            --                 --             --        24.34%
      All contract charges                             --         2,660           $651,857           2.22%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.40% to 1.30%*
2013  Lowest contract charge 0.40% Class B        $132.60            --                 --             --        30.99%
      Highest contract charge 1.30% Class B       $137.09            --                 --             --        29.83%
      All contract charges                             --         1,095           $162,807           1.48%          --
2012  Lowest contract charge 0.40% Class B (i)    $101.23            --                 --             --         1.05%
      Highest contract charge 1.30% Class B       $105.59            --                 --             --        13.75%
      All contract charges                             --           986           $112,301           1.69%          --
2011  Lowest contract charge 0.50% Class B        $ 96.88            --                 --             --         1.01%
      Highest contract charge 1.30% Class B       $ 92.83            --                 --             --         0.21%
      All contract charges                             --           937           $ 94,390           1.68%          --
2010  Lowest contract charge 0.50% Class B        $ 95.91            --                 --             --        13.80%
      Highest contract charge 1.30% Class B       $ 92.64            --                 --             --        12.91%
      All contract charges                             --           909           $ 91,565           1.65%          --
2009  Lowest contract charge 0.50% Class B        $ 84.28            --                 --             --        25.25%
      Highest contract charge 1.30% Class B       $ 82.05            --                 --             --        24.24%
      All contract charges                             --           891           $ 79,695           2.22%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $220.85            --                 --             --        31.88%
      Highest contract charge 1.45% Class B       $196.37            --                 --             --        30.63%
      All contract charges                             --         1,955           $389,832           0.48%          --
2012  Lowest contract charge 0.50% Class B        $167.46            --                 --             --        13.67%
      Highest contract charge 1.45% Class B       $150.33            --                 --             --        12.58%
      All contract charges                             --         2,100           $320,204           0.61%          --
2011  Lowest contract charge 0.50% Class B        $147.32            --                 --             --        (6.66)%
      Highest contract charge 1.45% Class B       $133.53            --                 --             --        (7.55)%
      All contract charges                             --         2,304           $311,114           0.26%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/EQUITY GROWTH PLUS (CONTINUED)
2010  Lowest contract charge 0.50% Class B       $157.83            --                 --             --        14.68%
      Highest contract charge 1.45% Class B      $144.44            --                 --             --        13.59%
      All contract charges                            --         2,551           $371,771           0.29%          --
2009  Lowest contract charge 0.50% Class B       $137.63            --                 --             --        27.18%
      Highest contract charge 1.45% Class B      $127.16            --                 --             --        25.96%
      All contract charges                            --         2,765           $354,268           0.90%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $116.54            --                 --             --        14.12%
      Highest contract charge 1.45% Class B      $121.38            --                 --             --        12.92%
      All contract charges                            --           664           $ 81,308           2.40%          --
2012  Lowest contract charge 0.40% Class B (i)   $102.12            --                 --             --         2.16%
      Highest contract charge 1.45% Class B      $107.49            --                 --             --         9.61%
      All contract charges                            --           669           $ 72,627           3.08%          --
2011  Lowest contract charge 0.50% Class B       $103.19            --                 --             --        (0.42)%
      Highest contract charge 1.45% Class B      $ 98.07            --                 --             --        (1.37)%
      All contract charges                            --           717           $ 70,812           3.23%          --
2010  Lowest contract charge 0.50% Class B       $103.63            --                 --             --        10.75%
      Highest contract charge 1.45% Class B      $ 99.43            --                 --             --         9.68%
      All contract charges                            --           785           $ 78,731           3.04%          --
2009  Lowest contract charge 0.50% Class B       $ 93.57            --                 --             --        29.87%
      Highest contract charge 1.45% Class B      $ 90.65            --                 --             --        28.64%
      All contract charges                            --           850           $ 77,384           5.79%          --
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B       $112.30            --                 --             --        22.68%
      Highest contract charge 1.34% Class B      $106.16            --                 --             --        21.63%
      All contract charges                            --           599           $ 64,174           1.18%          --
2012  Lowest contract charge 0.50% Class B       $ 91.54            --                 --             --        14.14%
      Highest contract charge 1.34% Class B      $ 87.28            --                 --             --        13.19%
      All contract charges                            --           589           $ 51,679           1.81%          --
2011  Lowest contract charge 0.50% Class B       $ 80.20            --                 --             --        (4.92)%
      Highest contract charge 1.34% Class B      $ 77.11            --                 --             --        (5.72)%
      All contract charges                            --           598           $ 46,424           1.83%          --
2010  Lowest contract charge 0.50% Class B       $ 84.35            --                 --             --         9.84%
      Highest contract charge 1.45% Class B      $ 81.46            --                 --             --         8.79%
      All contract charges                            --           593           $ 48,725           2.10%          --
2009  Lowest contract charge 0.50% Class B       $ 76.79            --                 --             --        27.81%
      Highest contract charge 1.45% Class B      $ 74.88            --                 --             --        26.59%
      All contract charges                            --           562           $ 42,403           2.59%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $153.61            --                 --             --        10.43%
      Highest contract charge 1.45% Class B      $141.35            --                 --             --         9.37%
      All contract charges                            --           149           $ 21,110           0.42%          --
2012  Lowest contract charge 0.50% Class B       $139.10            --                 --             --         4.72%
      Highest contract charge 1.45% Class B      $129.24            --                 --             --         3.72%
      All contract charges                            --           150           $ 19,467           0.00%          --
2011  Lowest contract charge 0.50% Class B       $132.83            --                 --             --         0.84%
      Highest contract charge 1.45% Class B      $124.60            --                 --             --        (0.12)%
      All contract charges                            --           159           $ 19,826           0.18%          --
2010  Lowest contract charge 0.50% Class B       $131.72            --                 --             --         9.08%
      Highest contract charge 1.45% Class B      $124.75            --                 --             --         8.04%
      All contract charges                            --           151           $ 18,664           0.00%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2009  Lowest contract charge 0.50% Class B       $120.76            --                 --             --        16.04%
      Highest contract charge 1.45% Class B      $115.47            --                 --             --        14.93%
      All contract charges                            --           120           $ 13,875             --           --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $149.63            --                 --             --        38.56%
      Highest contract charge 1.45% Class B      $276.83            --                 --             --        37.10%
      All contract charges                            --         2,476           $678,585           0.28%          --
2012  Lowest contract charge 0.40% Class B (i)   $107.99            --                 --             --         7.26%
      Highest contract charge 1.45% Class B      $201.92            --                 --             --        16.14%
      All contract charges                            --         2,285           $456,724           1.31%          --
2011  Lowest contract charge 0.50% Class B       $186.34            --                 --             --        (3.97)%
      Highest contract charge 1.45% Class B      $173.86            --                 --             --        (4.89)%
      All contract charges                            --         2,138           $367,988           0.08%          --
2010  Lowest contract charge 0.50% Class B       $194.05            --                 --             --        31.98%
      Highest contract charge 1.45% Class B      $182.80            --                 --             --        30.72%
      All contract charges                            --         1,887           $341,922           0.39%          --
2009  Lowest contract charge 0.50% Class B       $147.03            --                 --             --        40.75%
      Highest contract charge 1.45% Class B      $139.84            --                 --             --        39.39%
      All contract charges                            --         1,474           $205,125           0.47%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $129.27            --                 --             --        (3.00)%
      Highest contract charge 1.45% Class B      $119.45            --                 --             --        (3.93)%
      All contract charges                            --           616           $ 74,946           0.01%          --
2012  Lowest contract charge 0.50% Class B       $133.27            --                 --             --         3.20%
      Highest contract charge 1.45% Class B      $124.33            --                 --             --         2.21%
      All contract charges                            --           684           $ 86,443           1.44%          --
2011  Lowest contract charge 0.50% Class B       $129.14            --                 --             --         3.88%
      Highest contract charge 1.45% Class B      $121.64            --                 --             --         2.89%
      All contract charges                            --           678           $ 83,622           3.45%          --
2010  Lowest contract charge 0.50% Class B       $124.32            --                 --             --         5.78%
      Highest contract charge 1.45% Class B      $118.22            --                 --             --         4.76%
      All contract charges                            --           613           $ 73,535           2.99%          --
2009  Lowest contract charge 0.50% Class B       $117.53            --                 --             --         1.46%
      Highest contract charge 1.45% Class B      $112.85            --                 --             --         0.49%
      All contract charges                            --           507           $ 57,768           0.80%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $293.34            --                 --             --        19.76%
      Highest contract charge 1.45% Class B      $300.57            --                 --             --        18.61%
      All contract charges                            --         1,872           $425,169           0.82%          --
2012  Lowest contract charge 0.50% Class B       $244.94            --                 --             --        16.39%
      Highest contract charge 1.45% Class B      $253.40            --                 --             --        15.28%
      All contract charges                            --         2,004           $382,122           1.42%          --
2011  Lowest contract charge 0.50% Class B       $210.44            --                 --             --       (12.75)%
      Highest contract charge 1.45% Class B      $219.81            --                 --             --       (13.59)%
      All contract charges                            --         2,138           $354,891           1.73%          --
2010  Lowest contract charge 0.50% Class B       $241.20            --                 --             --        10.90%
      Highest contract charge 1.45% Class B      $254.37            --                 --             --         9.84%
      All contract charges                            --         2,335           $448,383           1.13%          --
2009  Lowest contract charge 0.50% Class B       $217.50            --                 --             --        49.31%
      Highest contract charge 1.45% Class B      $231.58            --                 --             --        47.89%
      All contract charges                            --         2,370           $413,743           1.34%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/HIGH YIELD BOND PORTFOLIO
      Unit Value 0.90% to 1.34%*
2013  Lowest contract charge 0.90% Class B (j)    $101.58            --                 --             --         1.91%
      Highest contract charge 1.34% Class B (j)   $101.29            --                 --             --         1.63%
      All contract charges                             --            10           $  1,010           8.79%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A        $163.88            --                 --             --        (2.33)%
      Highest contract charge 1.45% Class A       $140.04            --                 --             --        (3.07)%
      All contract charges                             --           336           $ 56,347           0.21%          --
2012  Lowest contract charge 0.70% Class A        $167.79            --                 --             --         0.27%
      Highest contract charge 1.45% Class A       $144.47            --                 --             --        (0.49)%
      All contract charges                             --           374           $ 64,905           0.24%          --
2011  Lowest contract charge 0.70% Class A        $167.34            --                 --             --         4.82%
      Highest contract charge 1.45% Class A       $145.18            --                 --             --         4.03%
      All contract charges                             --           406           $ 71,034           0.59%          --
2010  Lowest contract charge 0.50% Class A        $112.11            --                 --             --         3.96%
      Highest contract charge 1.45% Class A       $139.56            --                 --             --         2.96%
      All contract charges                             --           441           $ 74,135           1.34%          --
2009  Lowest contract charge 0.50% Class A        $107.84            --                 --             --        (2.52)%
      Highest contract charge 1.45% Class A       $135.54            --                 --             --        (3.45)%
      All contract charges                             --           480           $ 78,061           1.17%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B        $145.85            --                 --             --        (2.13)%
      Highest contract charge 1.30% Class B       $107.96            --                 --             --        (2.90)%
      All contract charges                             --           132           $ 17,667           0.21%          --
2012  Lowest contract charge 0.50% Class B        $149.03            --                 --             --         0.47%
      Highest contract charge 1.30% Class B       $111.19            --                 --             --        (0.32)%
      All contract charges                             --           161           $ 22,012           0.24%          --
2011  Lowest contract charge 0.90% Class B        $151.15            --                 --             --         4.35%
      Highest contract charge 1.30% Class B       $111.55            --                 --             --         3.94%
      All contract charges                             --           176           $ 24,234           0.59%          --
2010  Lowest contract charge 0.50% Class B        $141.57            --                 --             --         3.70%
      Highest contract charge 1.30% Class B       $107.32            --                 --             --         2.87%
      All contract charges                             --           177           $ 23,904           1.34%          --
2009  Lowest contract charge 0.50% Class B        $136.52            --                 --             --        (2.76)%
      Highest contract charge 1.30% Class B       $104.32            --                 --             --        (3.52)%
      All contract charges                             --           189           $ 25,089           1.17%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $130.94            --                 --             --        16.93%
      Highest contract charge 1.45% Class B       $160.07            --                 --             --        15.82%
      All contract charges                             --         1,071           $140,564           0.87%          --
2012  Lowest contract charge 0.50% Class B        $111.98            --                 --             --        15.73%
      Highest contract charge 1.45% Class B       $138.21            --                 --             --        14.62%
      All contract charges                             --         1,125           $127,018           1.47%          --
2011  Lowest contract charge 0.50% Class B        $ 96.76            --                 --             --       (17.35)%
      Highest contract charge 1.45% Class B       $120.58            --                 --             --       (18.13)%
      All contract charges                             --         1,229           $119,909           2.76%          --
2010  Lowest contract charge 0.50% Class B        $117.07            --                 --             --         8.68%
      Highest contract charge 1.45% Class B       $147.29            --                 --             --         7.64%
      All contract charges                             --         1,247           $148,586           1.90%          --
2009  Lowest contract charge 0.50% Class B        $107.72            --                 --             --        34.65%
      Highest contract charge 1.45% Class B       $136.84            --                 --             --        33.37%
      All contract charges                             --         1,120           $124,727           3.37%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A       $147.43            --                 --             --        20.62%
      Highest contract charge 1.45% Class A      $116.86            --                 --             --        19.71%
      All contract charges                            --         2,709           $407,476           2.22%          --
2012  Lowest contract charge 0.50% Class A       $ 78.26            --                 --             --        15.68%
      Highest contract charge 1.45% Class A      $ 97.62            --                 --             --        14.58%
      All contract charges                            --         2,926           $367,081           2.99%          --
2011  Lowest contract charge 0.50% Class A       $ 67.65            --                 --             --       (12.42)%
      Highest contract charge 1.45% Class A      $ 85.20            --                 --             --       (13.26)%
      All contract charges                            --         3,187           $348,671           2.95%          --
2010  Lowest contract charge 0.50% Class A       $ 77.24            --                 --             --         4.95%
      Highest contract charge 1.45% Class A      $ 98.22            --                 --             --         3.96%
      All contract charges                            --         3,485           $439,022           2.46%          --
2009  Lowest contract charge 0.50% Class A       $ 73.60            --                 --             --        26.79%
      Highest contract charge 1.45% Class A      $ 94.48            --                 --             --        25.55%
      All contract charges                            --         3,794           $458,941           2.69%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B       $123.74            --                 --             --        20.86%
      Highest contract charge 1.30% Class B      $ 88.20            --                 --             --        19.90%
      All contract charges                            --           418           $ 47,134           2.22%          --
2012  Lowest contract charge 0.50% Class B       $102.38            --                 --             --        15.68%
      Highest contract charge 1.30% Class B      $ 73.56            --                 --             --        14.78%
      All contract charges                            --           456           $ 42,914           2.99%          --
2011  Lowest contract charge 0.50% Class B       $ 88.50            --                 --             --       (12.64)%
      Highest contract charge 1.30% Class B      $ 64.09            --                 --             --       (13.33)%
      All contract charges                            --           537           $ 44,371           2.95%          --
2010  Lowest contract charge 0.50% Class B       $101.30            --                 --             --         4.69%
      Highest contract charge 1.30% Class B      $ 73.95            --                 --             --         3.86%
      All contract charges                            --           614           $ 58,834           2.46%          --
2009  Lowest contract charge 0.50% Class B       $ 96.76            --                 --             --        26.47%
      Highest contract charge 1.30% Class B      $ 71.20            --                 --             --        25.46%
      All contract charges                            --           676           $ 62,696           2.69%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $130.08            --                 --             --        18.85%
      Highest contract charge 1.45% Class B      $155.21            --                 --             --        17.60%
      All contract charges                            --         1,611           $231,103           1.13%          --
2012  Lowest contract charge 0.40% Class B (i)   $109.45            --                 --             --         9.20%
      Highest contract charge 1.45% Class B      $131.98            --                 --             --        15.76%
      All contract charges                            --         1,740           $211,658           1.81%          --
2011  Lowest contract charge 0.50% Class B       $ 94.32            --                 --             --       (16.58)%
      Highest contract charge 1.45% Class B      $114.01            --                 --             --       (17.38)%
      All contract charges                            --         1,878           $198,047           1.92%          --
2010  Lowest contract charge 0.50% Class B       $113.07            --                 --             --         5.54%
      Highest contract charge 1.45% Class B      $138.00            --                 --             --         4.54%
      All contract charges                            --         2,043           $260,491           0.77%          --
2009  Lowest contract charge 0.50% Class B       $107.14            --                 --             --        29.60%
      Highest contract charge 1.45% Class B      $132.01            --                 --             --        28.35%
      All contract charges                            --         2,074           $252,937           2.12%          --
EQ/INVESCO COMSTOCK
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $166.47            --                 --             --        34.36%
      Highest contract charge 1.45% Class B      $153.19            --                 --             --        33.08%
      All contract charges                            --           267           $ 41,252           4.48%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
EQ/INVESCO COMSTOCK (CONTINUED)
2012  Lowest contract charge 0.50% Class B    $123.90            --                 --             --        17.83%
      Highest contract charge 1.45% Class B   $115.11            --                 --             --        16.70%
      All contract charges                         --           229           $ 26,677           1.29%          --
2011  Lowest contract charge 0.70% Class B    $103.75            --                 --             --        (2.67)%
      Highest contract charge 1.45% Class B   $ 98.64            --                 --             --        (3.40)%
      All contract charges                         --           230           $ 22,874           1.38%          --
2010  Lowest contract charge 0.50% Class B    $107.82            --                 --             --        14.64%
      Highest contract charge 1.45% Class B   $102.11            --                 --             --        13.55%
      All contract charges                         --           227           $ 23,239           1.31%          --
2009  Lowest contract charge 0.50% Class B    $ 94.05            --                 --             --        27.77%
      Highest contract charge 1.45% Class B   $ 89.93            --                 --             --        26.54%
      All contract charges                         --           210           $ 18,995           0.00%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B    $169.26            --                 --             --        34.84%
      Highest contract charge 1.45% Class B   $148.94            --                 --             --        33.82%
      All contract charges                         --           325           $ 59,293           2.02%          --
2012  Lowest contract charge 0.70% Class B    $125.53            --                 --             --        15.24%
      Highest contract charge 1.45% Class B   $111.30            --                 --             --        14.36%
      All contract charges                         --           334           $ 45,422           0.96%          --
2011  Lowest contract charge 0.70% Class B    $108.93            --                 --             --        (5.89)%
      Highest contract charge 1.45% Class B   $ 97.32            --                 --             --        (6.60)%
      All contract charges                         --           360           $ 43,245           1.04%          --
2010  Lowest contract charge 0.50% Class B    $116.66            --                 --             --        11.76%
      Highest contract charge 1.45% Class B   $104.20            --                 --             --        10.70%
      All contract charges                         --           384           $ 49,132           1.33%          --
2009  Lowest contract charge 0.50% Class B    $104.38            --                 --             --        31.64%
      Highest contract charge 1.45% Class B   $ 94.13            --                 --             --        30.39%
      All contract charges                         --           376           $ 43,960           1.50%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B    $140.10            --                 --             --        30.63%
      Highest contract charge 1.45% Class B   $125.65            --                 --             --        29.66%
      All contract charges                         --           127           $ 16,453           0.50%          --
2012  Lowest contract charge 0.50% Class B    $103.69            --                 --             --        14.41%
      Highest contract charge 1.45% Class B   $ 96.91            --                 --             --        13.32%
      All contract charges                         --           136           $ 13,441           1.09%          --
2011  Lowest contract charge 0.50% Class B    $ 90.63            --                 --             --        (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52            --                 --             --        (5.63)%
      All contract charges                         --           157           $ 13,764           1.03%          --
2010  Lowest contract charge 0.50% Class B    $ 95.11            --                 --             --        13.61%
      Highest contract charge 1.45% Class B   $ 90.62            --                 --             --        12.53%
      All contract charges                         --           173           $ 16,084           1.05%          --
2009  Lowest contract charge 0.50% Class B    $ 83.72            --                 --             --        25.88%
      Highest contract charge 1.45% Class B   $ 80.53            --                 --             --        24.68%
      All contract charges                         --           163           $ 13,328           4.70%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $114.01            --                 --             --        31.83%
      Highest contract charge 1.45% Class B   $110.33            --                 --             --        30.57%
      All contract charges                         --         1,479           $167,886           0.98%          --
2012  Lowest contract charge 0.50% Class B    $ 86.48            --                 --             --        14.15%
      Highest contract charge 1.45% Class B   $ 84.50            --                 --             --        13.06%
      All contract charges                         --         1,516           $131,427           1.24%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2011  Lowest contract charge 0.50% Class B    $ 75.76            --                 --             --         1.84%
      Highest contract charge 1.45% Class B   $ 74.74            --                 --             --         0.88%
      All contract charges                         --         1,553           $118,553           0.88%          --
2010  Lowest contract charge 0.50% Class B    $ 74.39            --                 --             --        15.37%
      Highest contract charge 1.45% Class B   $ 74.09            --                 --             --        14.27%
      All contract charges                         --         1,628           $123,033           0.96%          --
2009  Lowest contract charge 0.50% Class B    $ 64.48            --                 --             --        35.52%
      Highest contract charge 1.45% Class B   $ 64.84            --                 --             --        34.24%
      All contract charges                         --         1,755           $115,833           2.19%          --
EQ/LARGE CAP GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $ 95.31            --                 --             --        34.71%
      Highest contract charge 1.45% Class B   $141.91            --                 --             --        33.42%
      All contract charges                         --         1,355           $283,323           0.17%          --
2012  Lowest contract charge 0.50% Class B    $ 70.75            --                 --             --        13.16%
      Highest contract charge 1.45% Class B   $106.36            --                 --             --        12.09%
      All contract charges                         --         1,473           $230,620           0.57%          --
2011  Lowest contract charge 0.50% Class B    $ 62.52            --                 --             --        (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89            --                 --             --        (5.05)%
      All contract charges                         --         1,612           $225,271           0.40%          --
2010  Lowest contract charge 0.50% Class B    $ 65.22            --                 --             --        13.88%
      Highest contract charge 1.45% Class B   $ 99.94            --                 --             --        12.80%
      All contract charges                         --         1,626           $240,110           0.37%          --
2009  Lowest contract charge 0.50% Class B    $ 57.27            --                 --             --        34.18%
      Highest contract charge 1.45% Class B   $ 88.60            --                 --             --        32.89%
      All contract charges                         --         1,746           $229,113           1.30%          --
EQ/LARGE CAP VALUE INDEX
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B    $ 91.55            --                 --             --        30.67%
      Highest contract charge 1.45% Class B   $ 86.00            --                 --             --        29.67%
      All contract charges                         --           608           $ 52,859           1.54%          --
2012  Lowest contract charge 0.70% Class B    $ 70.06            --                 --             --        15.78%
      Highest contract charge 1.45% Class B   $ 66.32            --                 --             --        14.90%
      All contract charges                         --           603           $ 40,229           2.04%          --
2011  Lowest contract charge 0.70% Class B    $ 60.51            --                 --             --        (1.03)%
      Highest contract charge 1.45% Class B   $ 57.72            --                 --             --        (1.77)%
      All contract charges                         --           616           $ 35,596           1.82%          --
2010  Lowest contract charge 0.50% Class B    $ 61.79            --                 --             --        14.04%
      Highest contract charge 1.45% Class B   $ 58.76            --                 --             --        12.97%
      All contract charges                         --           276           $ 16,209           1.51%          --
2009  Lowest contract charge 0.50% Class B    $ 54.18            --                 --             --        18.56%
      Highest contract charge 1.45% Class B   $ 52.01            --                 --             --        17.40%
      All contract charges                         --           268           $ 14,005          10.00%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A    $154.09            --                 --             --        31.54%
      Highest contract charge 1.45% Class A   $147.82            --                 --             --        30.55%
      All contract charges                         --         5,346           $751,645           1.05%          --
2012  Lowest contract charge 0.50% Class A    $129.69            --                 --             --        15.28%
      Highest contract charge 1.45% Class A   $113.23            --                 --             --        14.18%
      All contract charges                         --         5,838           $627,943           1.55%          --
2011  Lowest contract charge 0.50% Class A    $112.50            --                 --             --        (5.28)%
      Highest contract charge 1.45% Class A   $ 99.17            --                 --             --        (6.18)%
      All contract charges                         --         6,453           $607,136           1.30%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE PLUS (CONTINUED)
2010  Lowest contract charge 0.50% Class A       $118.77            --                 --             --        12.34%
      Highest contract charge 1.45% Class A      $105.70            --                 --             --        11.26%
      All contract charges                            --         7,115           $712,720           1.35%          --
2009  Lowest contract charge 0.50% Class A       $105.72            --                 --             --        20.01%
      Highest contract charge 1.45% Class A      $ 95.00            --                 --             --        18.87%
      All contract charges                            --         7,826           $703,519           2.43%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.40% to 1.30%*
2013  Lowest contract charge 0.40% Class B       $136.08            --                 --             --        31.95%
      Highest contract charge 1.30% Class B      $101.69            --                 --             --        30.77%
      All contract charges                            --           653           $ 93,695           1.05%          --
2012  Lowest contract charge 0.40% Class B (i)   $103.13            --                 --             --         3.04%
      Highest contract charge 1.30% Class B      $ 77.76            --                 --             --        14.37%
      All contract charges                            --           729           $ 79,920           1.55%          --
2011  Lowest contract charge 0.50% Class B       $111.04            --                 --             --        (5.55)%
      Highest contract charge 1.30% Class B      $ 67.99            --                 --             --        (6.30)%
      All contract charges                            --           852           $ 81,786           1.30%          --
2010  Lowest contract charge 0.50% Class B       $117.56            --                 --             --        12.12%
      Highest contract charge 1.30% Class B      $ 72.56            --                 --             --        11.24%
      All contract charges                            --           994           $101,850           1.35%          --
2009  Lowest contract charge 0.50% Class B       $104.86            --                 --             --        19.84%
      Highest contract charge 1.30% Class B      $ 65.23            --                 --             --        18.88%
      All contract charges                            --         1,154           $106,366           2.43%          --
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $172.41            --                 --             --        29.34%
      Highest contract charge 1.45% Class B      $158.65            --                 --             --        28.10%
      All contract charges                            --           294           $ 46,531           2.09%          --
2012  Lowest contract charge 0.50% Class B       $133.30            --                 --             --        14.79%
      Highest contract charge 1.45% Class B      $123.85            --                 --             --        13.70%
      All contract charges                            --           318           $ 39,251           1.11%          --
2011  Lowest contract charge 0.50% Class B       $116.13            --                 --             --        (8.97)%
      Highest contract charge 1.45% Class B      $108.93            --                 --             --        (9.84)%
      All contract charges                            --           367           $ 39,757           0.72%          --
2010  Lowest contract charge 0.50% Class B       $127.57            --                 --             --        13.40%
      Highest contract charge 1.45% Class B      $120.82            --                 --             --        12.32%
      All contract charges                            --           340           $ 40,755           0.44%          --
2009  Lowest contract charge 0.50% Class B       $112.50            --                 --             --        24.89%
      Highest contract charge 1.45% Class B      $107.57            --                 --             --        23.70%
      All contract charges                            --           227           $ 24,207           0.81%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $122.75            --                 --             --        13.20%
      Highest contract charge 1.45% Class B      $170.79            --                 --             --        12.00%
      All contract charges                            --           572           $ 97,506           0.94%          --
2012  Lowest contract charge 0.40% Class B (i)   $108.44            --                 --             --         8.57%
      Highest contract charge 1.45% Class B      $152.49            --                 --             --        17.95%
      All contract charges                            --           529           $ 80,371           1.02%          --
2011  Lowest contract charge 0.50% Class B       $137.81            --                 --             --       (11.16)%
      Highest contract charge 1.45% Class B      $129.28            --                 --             --       (12.01)%
      All contract charges                            --           490           $ 63,068           0.66%          --
2010  Lowest contract charge 0.50% Class B       $155.13            --                 --             --        14.37%
      Highest contract charge 1.45% Class B      $146.92            --                 --             --        14.87%
      All contract charges                            --           448           $ 65,388           0.99%          --
2009  Lowest contract charge 0.50% Class B       $135.64            --                 --             --        36.55%
      Highest contract charge 1.45% Class B      $127.90            --                 --             --        35.26%
      All contract charges                            --           353           $ 45,543           1.34%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/MID CAP INDEX
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $138.77            --                 --             --        32.05%
      Highest contract charge 1.45% Class B      $164.03            --                 --             --        30.66%
      All contract charges                            --         2,638           $434,850           0.79%          --
2012  Lowest contract charge 0.40% Class B (i)   $105.09            --                 --             --         4.58%
      Highest contract charge 1.45% Class B      $125.54            --                 --             --        15.38%
      All contract charges                            --         2,667           $336,215           0.99%          --
2011  Lowest contract charge 0.50% Class B       $124.17            --                 --             --        (2.89)%
      Highest contract charge 1.45% Class B      $108.81            --                 --             --        (3.82)%
      All contract charges                            --         2,759           $302,528           0.62%          --
2010  Lowest contract charge 0.50% Class B       $127.87            --                 --             --        25.12%
      Highest contract charge 1.45% Class B      $113.13            --                 --             --        23.93%
      All contract charges                            --         2,915           $331,992           0.76%          --
2009  Lowest contract charge 0.50% Class B       $102.20            --                 --             --        35.58%
      Highest contract charge 1.45% Class B      $ 91.29            --                 --             --        34.29%
      All contract charges                            --         2,983           $274,329           1.14%          --
EQ/MID CAP VALUE PLUS
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $250.75            --                 --             --        32.41%
      Highest contract charge 1.45% Class B      $175.62            --                 --             --        31.15%
      All contract charges                            --         2,362           $518,799           0.51%          --
2012  Lowest contract charge 0.50% Class B       $189.37            --                 --             --        18.03%
      Highest contract charge 1.45% Class B      $133.91            --                 --             --        16.90%
      All contract charges                            --         2,547           $426,205           1.21%          --
2011  Lowest contract charge 0.50% Class B       $160.44            --                 --             --        (9.88)%
      Highest contract charge 1.45% Class B      $114.55            --                 --             --       (10.74)%
      All contract charges                            --         2,799           $399,994           0.84%          --
2010  Lowest contract charge 0.50% Class B       $178.03            --                 --             --        21.85%
      Highest contract charge 1.45% Class B      $128.33            --                 --             --        20.69%
      All contract charges                            --         3,090           $493,736           1.01%          --
2009  Lowest contract charge 0.50% Class B       $146.11            --                 --             --        35.17%
      Highest contract charge 1.45% Class B      $106.33            --                 --             --        33.88%
      All contract charges                            --         3,356           $444,470           1.36%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.45%*
2013  Lowest contract charge 0.00% Class A       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.45% Class A      $113.69            --                 --             --        (1.45)%
      All contract charges                            --         1,837           $ 54,109           0.00%          --
2012  Lowest contract charge 0.00% Class A       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.45% Class A      $115.36            --                 --             --        (1.45)%
      All contract charges                            --         1,618           $ 59,952           0.00%          --
2011  Lowest contract charge 0.00% Class A       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.45% Class A      $117.06            --                 --             --        (1.51)%
      All contract charges                            --         1,582           $ 66,822           0.01%          --
2010  Lowest contract charge 0.50% Class A       $106.54            --                 --             --        (0.40)%
      Highest contract charge 1.49% Class A      $ 35.91            --                 --             --        (1.51)%
      All contract charges                            --         1,522           $ 75,400           0.06%          --
2009  Lowest contract charge 0.50% Class A       $106.97            --                 --             --        (0.21)%
      Highest contract charge 1.49% Class A      $ 36.46            --                 --             --        (1.43)%
      All contract charges                            --         1,888           $ 95,425           0.17%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.30%*
2013  Lowest contract charge 0.00% Class B       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.30% Class B      $ 98.23            --                 --             --        (1.29)%
      All contract charges                            --         4,019           $ 32,095           0.00%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/MONEY MARKET (CONTINUED)
2012  Lowest contract charge 0.00% Class B       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.30% Class B      $ 99.51            --                 --             --        (1.29)%
      All contract charges                            --         2,361           $ 34,491           0.00%          --
2011  Lowest contract charge 0.00% Class B       $  1.00            --                 --             --         0.00%
      Highest contract charge 1.30% Class B      $100.81            --                 --             --        (1.28)%
      All contract charges                            --           882           $ 38,034           0.01%          --
2010  Lowest contract charge 0.50% Class B       $117.46            --                 --             --        (0.49)%
      Highest contract charge 1.30% Class B      $102.12            --                 --             --        (1.28)%
      All contract charges                            --           328           $ 37,487           0.06%          --
2009  Lowest contract charge 0.50% Class B       $118.04            --                 --             --        (0.51)%
      Highest contract charge 1.30% Class B      $103.45            --                 --             --        (1.29)%
      All contract charges                            --           380           $ 44,026           0.17%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $126.74            --                 --             --        26.75%
      Highest contract charge 1.45% Class B      $175.15            --                 --             --        25.43%
      All contract charges                            --           255           $ 44,612           0.81%          --
2012  Lowest contract charge 0.40% Class B (i)   $ 99.99            --                 --             --        (0.22)%
      Highest contract charge 1.45% Class B      $139.64            --                 --             --        10.94%
      All contract charges                            --           277           $ 38,861           0.84%          --
2011  Lowest contract charge 0.70% Class B       $132.95            --                 --             --         2.16%
      Highest contract charge 1.45% Class B      $125.87            --                 --             --         1.39%
      All contract charges                            --           295           $ 37,352           0.50%          --
2010  Lowest contract charge 0.50% Class B       $131.79            --                 --             --         7.68%
      Highest contract charge 1.45% Class B      $124.15            --                 --             --         6.65%
      All contract charges                            --           325           $ 40,465           0.61%          --
2009  Lowest contract charge 0.50% Class B       $122.39            --                 --             --        29.09%
      Highest contract charge 1.45% Class B      $116.41            --                 --             --        27.85%
      All contract charges                            --           287           $ 33,366           0.44%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $141.96            --                 --             --        37.99%
      Highest contract charge 1.45% Class B      $223.97            --                 --             --        36.53%
      All contract charges                            --         1,315           $290,113           0.00%          --
2012  Lowest contract charge 0.40% Class B (i)   $102.88            --                 --             --         2.91%
      Highest contract charge 1.45% Class B      $164.04            --                 --             --         7.17%
      All contract charges                            --         1,334           $215,643           0.48%          --
2011  Lowest contract charge 0.50% Class B       $163.17            --                 --             --        (8.16)%
      Highest contract charge 1.45% Class B      $153.06            --                 --             --        (9.03)%
      All contract charges                            --         1,246           $187,783           0.26%          --
2010  Lowest contract charge 0.50% Class B       $177.66            --                 --             --        31.64%
      Highest contract charge 1.45% Class B      $168.26            --                 --             --        30.38%
      All contract charges                            --           997           $166,171           0.12%          --
2009  Lowest contract charge 0.50% Class B       $134.96            --                 --             --        56.28%
      Highest contract charge 1.45% Class B      $129.05            --                 --             --        54.79%
      All contract charges                            --           662           $ 84,822           0.00%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $128.88            --                 --             --        28.62%
      Highest contract charge 1.45% Class B      $120.15            --                 --             --        27.40%
      All contract charges                            --           251           $ 30,649           0.70%          --
2012  Lowest contract charge 0.50% Class B       $100.20            --                 --             --        13.63%
      Highest contract charge 1.45% Class B      $ 94.31            --                 --             --        12.54%
      All contract charges                            --           277           $ 26,266           1.35%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/MUTUAL LARGE CAP EQUITY (CONTINUED)
2011  Lowest contract charge 0.50% Class B        $ 88.18            --                 --             --        (4.93)%
      Highest contract charge 1.45% Class B       $ 83.80            --                 --             --        (5.83)%
      All contract charges                             --           308           $ 25,979           0.90%          --
2010  Lowest contract charge 0.50% Class B        $ 92.75            --                 --             --        11.37%
      Highest contract charge 1.45% Class B       $ 88.99            --                 --             --        10.31%
      All contract charges                             --           342           $ 30,620           1.86%          --
2009  Lowest contract charge 0.50% Class B        $ 83.28            --                 --             --        24.50%
      Highest contract charge 1.45% Class B       $ 80.67            --                 --             --        23.31%
      All contract charges                             --           364           $ 29,448           0.19%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $149.26            --                 --             --        25.70%
      Highest contract charge 1.45% Class B       $139.14            --                 --             --        24.50%
      All contract charges                             --           643           $ 89,648           2.48%          --
2012  Lowest contract charge 0.50% Class B        $118.74            --                 --             --        19.77%
      Highest contract charge 1.45% Class B       $111.76            --                 --             --        18.63%
      All contract charges                             --           555           $ 62,005           0.89%          --
2011  Lowest contract charge 0.50% Class B        $ 99.14            --                 --             --        (9.08)%
      Highest contract charge 1.45% Class B       $ 94.21            --                 --             --        (9.94)%
      All contract charges                             --           525           $ 49,427           0.83%          --
2010  Lowest contract charge 0.50% Class B        $109.04            --                 --             --        14.61%
      Highest contract charge 1.45% Class B       $104.61            --                 --             --        13.51%
      All contract charges                             --           356           $ 37,232           0.66%          --
2009  Lowest contract charge 0.50% Class B        $ 95.14            --                 --             --        37.92%
      Highest contract charge 1.45% Class B       $ 92.16            --                 --             --        36.61%
      All contract charges                             --           242           $ 22,289           0.70%          --
EQ/PIMCO GLOBAL REAL RETURN
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B (j)    $ 91.23            --                 --             --        (7.50)%
      Highest contract charge 1.34% Class B (j)   $ 90.73            --                 --             --        (7.98)%
      All contract charges                             --            25           $  2,381           0.18%          --
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 1.10% to 1.10%*
2013  Lowest contract charge 1.10% Class A        $ 98.54            --                 --             --        (1.07)%
      Highest contract charge 1.10% Class A       $ 98.54            --                 --             --        (1.07)%
      All contract charges                             --             2           $    156           0.71%          --
2012  Lowest contract charge 1.10% Class A        $ 99.61            --                 --             --         0.38%
      Highest contract charge 1.25% Class A       $ 99.11            --                 --             --         0.23%
      All contract charges                             --             2           $    161           0.55%          --
2011  Lowest contract charge 1.10% Class A        $ 99.23            --                 --             --        (1.05)%
      Highest contract charge 1.25% Class A       $ 98.88            --                 --             --        (1.20)%
      All contract charges                             --             2           $    163           0.48%          --
2010  Lowest contract charge 1.10% Class A        $100.28            --                 --             --        (0.02)%
      Highest contract charge 1.25% Class A       $100.08            --                 --             --        (0.17)%
      All contract charges                             --             2           $    168           0.33%          --
2009  Lowest contract charge 1.10% Class A (c)    $100.30            --                 --             --         0.30%
      Highest contract charge 1.25% Class A (c)   $100.25            --                 --             --         0.25%
      All contract charges                             --             2           $    171           1.17%          --
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B        $113.81            --                 --             --        (0.42)%
      Highest contract charge 1.45% Class B       $104.73            --                 --             --        (1.37)%
      All contract charges                             --         1,000           $106,875           0.71%          --
2012  Lowest contract charge 0.50% Class B        $114.29            --                 --             --         0.99%
      Highest contract charge 1.45% Class B       $106.18            --                 --             --         0.02%
      All contract charges                             --         1,066           $115,019           0.55%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $113.17            --                 --             --        (0.69)%
      Highest contract charge 1.45% Class B      $106.16            --                 --             --        (1.64)%
      All contract charges                            --         1,147           $123,827           0.48%          --
2010  Lowest contract charge 0.50% Class B       $113.96            --                 --             --         0.34%
      Highest contract charge 1.45% Class B      $107.93            --                 --             --        (0.62)%
      All contract charges                            --         1,333           $145,853           0.33%          --
2009  Lowest contract charge 0.50% Class B       $113.57            --                 --             --         7.47%
      Highest contract charge 1.45% Class B      $108.60            --                 --             --         6.44%
      All contract charges                            --         1,345           $147,582           1.17%          --
EQ/QUALITY BOND PLUS
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A       $164.07            --                 --             --        (2.96)%
      Highest contract charge 1.45% Class A      $138.12            --                 --             --        (3.70)%
      All contract charges                            --           470           $ 83,030           0.34%          --
2012  Lowest contract charge 0.70% Class A       $169.08            --                 --             --         1.94%
      Highest contract charge 1.45% Class A      $143.42            --                 --             --         1.16%
      All contract charges                            --           526           $ 96,066           0.60%          --
2011  Lowest contract charge 0.70% Class A       $165.87            --                 --             --         0.75%
      Highest contract charge 1.45% Class A      $141.77            --                 --             --         0.00%
      All contract charges                            --           586           $105,659           2.46%          --
2010  Lowest contract charge 0.50% Class A       $109.76            --                 --             --         5.93%
      Highest contract charge 1.45% Class A      $141.77            --                 --             --         4.93%
      All contract charges                            --           663           $119,757          10.69%          --
2009  Lowest contract charge 0.50% Class A       $103.61            --                 --             --         5.75%
      Highest contract charge 1.45% Class A      $135.11            --                 --             --         4.74%
      All contract charges                            --           714           $122,518           3.62%          --
EQ/QUALITY BOND PLUS
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B       $144.88            --                 --             --        (2.78)%
      Highest contract charge 1.30% Class B      $102.72            --                 --             --        (3.54)%
      All contract charges                            --           184           $ 24,978           0.34%          --
2012  Lowest contract charge 0.50% Class B       $149.02            --                 --             --         2.15%
      Highest contract charge 1.30% Class B      $106.49            --                 --             --         1.33%
      All contract charges                            --           207           $ 28,867           0.60%          --
2011  Lowest contract charge 0.50% Class B       $145.89            --                 --             --         0.72%
      Highest contract charge 1.30% Class B      $105.09            --                 --             --        (0.08)%
      All contract charges                            --           225           $ 31,270           2.46%          --
2010  Lowest contract charge 0.50% Class B       $144.85            --                 --             --         5.71%
      Highest contract charge 1.30% Class B      $105.17            --                 --             --         4.88%
      All contract charges                            --           257           $ 35,267          10.69%          --
2009  Lowest contract charge 0.50% Class B       $137.03            --                 --             --         5.54%
      Highest contract charge 1.30% Class B      $100.28            --                 --             --         4.70%
      All contract charges                            --           266           $ 35,438           3.62%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $143.48            --                 --             --        36.90%
      Highest contract charge 1.45% Class B      $228.54            --                 --             --        35.46%
      All contract charges                            --         1,124           $250,855           0.97%          --
2012  Lowest contract charge 0.40% Class B (i)   $104.81            --                 --             --         3.94%
      Highest contract charge 1.45% Class B      $168.71            --                 --             --        13.86%
      All contract charges                            --         1,155           $190,669           1.51%          --
2011  Lowest contract charge 0.50% Class B       $163.21            --                 --             --        (4.48)%
      Highest contract charge 1.45% Class B      $148.17            --                 --             --        (5.39)%
      All contract charges                            --         1,195           $175,975           0.67%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
EQ/SMALL COMPANY INDEX (CONTINUED)
2010  Lowest contract charge 0.50% Class B       $170.86            --                 --             --        25.19%
      Highest contract charge 1.45% Class B      $156.61            --                 --             --        24.00%
      All contract charges                            --         1,249           $194,601           0.97%          --
2009  Lowest contract charge 0.50% Class B       $136.48            --                 --             --        25.50%
      Highest contract charge 1.45% Class B      $126.30            --                 --             --        24.30%
      All contract charges                            --         1,263           $158,989           0.00%          --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $139.36            --                 --             --        37.37%
      Highest contract charge 1.45% Class B      $161.04            --                 --             --        35.92%
      All contract charges                            --         1,842           $298,052           0.00%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.45            --                 --             --         0.94%
      Highest contract charge 1.45% Class B      $118.48            --                 --             --        17.20%
      All contract charges                            --         1,724           $204,879           0.00%          --
2011  Lowest contract charge 0.50% Class B       $108.34            --                 --             --        (2.43)%
      Highest contract charge 1.45% Class B      $101.09            --                 --             --        (3.36)%
      All contract charges                            --         1,478           $149,894           0.00%          --
2010  Lowest contract charge 0.50% Class B       $111.04            --                 --             --        15.81%
      Highest contract charge 1.45% Class B      $104.60            --                 --             --        14.71%
      All contract charges                            --         1,301           $136,780           0.00%          --
2009  Lowest contract charge 0.50% Class B       $ 95.88            --                 --             --        41.92%
      Highest contract charge 1.45% Class B      $ 91.19            --                 --             --        40.57%
      All contract charges                            --         1,059           $ 96,907           0.00%          --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $122.73            --                 --             --        26.30%
      Highest contract charge 1.45% Class B      $114.42            --                 --             --        25.10%
      All contract charges                            --           394           $ 45,428           0.82%          --
2012  Lowest contract charge 0.50% Class B       $ 97.17            --                 --             --        18.75%
      Highest contract charge 1.45% Class B      $ 91.46            --                 --             --        17.60%
      All contract charges                            --           379           $ 34,837           1.35%          --
2011  Lowest contract charge 0.50% Class B       $ 81.83            --                 --             --        (8.76)%
      Highest contract charge 1.45% Class B      $ 77.77            --                 --             --        (9.62)%
      All contract charges                            --           375           $ 29,358           1.82%          --
2010  Lowest contract charge 0.50% Class B       $ 89.69            --                 --             --         7.45%
      Highest contract charge 1.45% Class B      $ 86.05            --                 --             --         6.42%
      All contract charges                            --           363           $ 31,436           1.51%          --
2009  Lowest contract charge 0.50% Class B       $ 83.47            --                 --             --        29.39%
      Highest contract charge 1.45% Class B      $ 80.86            --                 --             --        28.15%
      All contract charges                            --           345           $ 27,972           1.63%          --
EQ/UBS GROWTH & INCOME
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class B       $175.81            --                 --             --        34.85%
      Highest contract charge 1.34% Class B      $162.58            --                 --             --        33.71%
      All contract charges                            --           160           $ 25,154           1.01%          --
2012  Lowest contract charge 0.50% Class B       $130.37            --                 --             --        12.31%
      Highest contract charge 1.34% Class B      $121.59            --                 --             --        11.36%
      All contract charges                            --           161           $ 18,984           0.84%          --
2011  Lowest contract charge 0.70% Class B       $114.40            --                 --             --        (3.50)%
      Highest contract charge 1.34% Class B      $109.19            --                 --             --        (4.12)%
      All contract charges                            --           177           $ 18,894           0.73%          --
2010  Lowest contract charge 0.50% Class B       $120.05            --                 --             --        12.50%
      Highest contract charge 1.45% Class B      $113.09            --                 --             --        11.43%
      All contract charges                            --           206           $ 22,949           0.73%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                         UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ----------------- ----------------- -------------- ---------
EQ/UBS GROWTH & INCOME (CONTINUED)
2009  Lowest contract charge 0.50% Class B                $106.71            --                 --             --        31.77%
      Highest contract charge 1.45% Class B               $101.49            --                 --             --        30.52%
      All contract charges                                     --           207           $ 20,745           0.00%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B                $182.55            --                 --             --        38.38%
      Highest contract charge 1.45% Class B               $164.57            --                 --             --        37.06%
      All contract charges                                     --         1,169           $197,650           0.00%          --
2012  Lowest contract charge 0.50% Class B                $131.92            --                 --             --        19.83%
      Highest contract charge 1.45% Class B               $120.07            --                 --             --        18.68%
      All contract charges                                     --         1,067           $131,515           0.01%          --
2011  Lowest contract charge 0.50% Class B                $110.09            --                 --             --        (6.34)%
      Highest contract charge 1.45% Class B               $101.17            --                 --             --        (7.23)%
      All contract charges                                     --           930           $ 96,316           0.00%          --
2010  Lowest contract charge 0.50% Class B                $117.54            --                 --             --        16.70%
      Highest contract charge 1.45% Class B               $109.06            --                 --             --        15.59%
      All contract charges                                     --           661           $ 73,829           0.01%          --
2009  Lowest contract charge 0.50% Class B                $100.72            --                 --             --        39.60%
      Highest contract charge 1.45% Class B               $ 94.35            --                 --             --        38.26%
      All contract charges                                     --           484           $ 46,515           0.19%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Class 2        $154.96            --                 --             --        30.30%
      Highest contract charge 1.45% Service Class 2       $132.61            --                 --             --        29.05%
      All contract charges                                     --         1,341           $215,365           0.93%          --
2012  Lowest contract charge 0.50% Service Class 2        $118.93            --                 --             --        15.57%
      Highest contract charge 1.45% Service Class 2       $102.76            --                 --             --        14.46%
      All contract charges                                     --         1,056           $131,733           1.35%          --
2011  Lowest contract charge 0.50% Service Class 2        $102.91            --                 --             --        (3.27)%
      Highest contract charge 1.45% Service Class 2       $ 89.78            --                 --             --        (7.73)%
      All contract charges                                     --           650           $ 71,089           1.27%          --
2010  Lowest contract charge 0.70% Service Class 2 (d)    $117.81            --                 --             --        12.48%
      Highest contract charge 1.34% Service Class 2 (d)   $117.57            --                 --             --        12.28%
      All contract charges                                     --           147           $ 16,900           2.98%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Service Class 2        $153.07            --                 --             --        27.19%
      Highest contract charge 1.20% Service Class 2       $149.13            --                 --             --        26.30%
      All contract charges                                     --            27           $  4,066           2.84%          --
2012  Lowest contract charge 0.50% Service Class 2        $120.35            --                 --             --        16.47%
      Highest contract charge 1.20% Service Class 2       $118.08            --                 --             --        15.64%
      All contract charges                                     --            17           $  1,911           4.38%          --
2011  Lowest contract charge 0.90% Service Class 2        $102.63            --                 --             --        (0.25)%
      Highest contract charge 1.20% Service Class 2       $102.11            --                 --             --        (0.55)%
      All contract charges                                     --             6           $    659           3.76%          --
2010  Lowest contract charge 0.90% Service Class 2 (d)    $102.89            --                 --             --         3.37%
      Highest contract charge 1.20% Service Class 2 (d)   $102.67            --                 --             --         3.16%
      All contract charges                                     --             2           $    192           3.45%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.90% to 1.20%*
2013  Lowest contract charge 0.90% Service Class 2        $152.11            --                 --             --        34.65%
      Highest contract charge 1.20% Service Class 2       $150.41            --                 --             --        34.23%
      All contract charges                                     --           106           $ 15,878           0.33%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                         UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ----------------- ----------------- -------------- ---------
FIDELITY(R) VIP MID CAP PORTFOLIO (CONTINUED)
2012  Lowest contract charge 0.90% Service Class 2        $112.97           --                  --             --        13.53%
      Highest contract charge 1.20% Service Class 2       $112.05           --                  --             --        13.18%
      All contract charges                                     --           67             $ 7,525           0.50%          --
2011  Lowest contract charge 0.90% Service Class 2        $ 99.51           --                  --             --       (11.65)%
      Highest contract charge 1.20% Service Class 2       $ 99.00           --                  --             --       (11.91)%
      All contract charges                                     --           39             $ 3,930           0.03%          --
2010  Lowest contract charge 0.90% Service Class 2 (d)    $112.63           --                  --             --        13.50%
      Highest contract charge 1.20% Service Class 2 (d)   $112.39           --                  --             --        13.27%
      All contract charges                                     --           13             $ 1,569           0.28%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Class 2        $155.82           --                  --             --        31.89%
      Highest contract charge 1.45% Service Class 2       $130.80           --                  --             --        30.64%
      All contract charges                                     --          175             $24,067           0.75%          --
2012  Lowest contract charge 0.50% Service Class 2        $118.14           --                  --             --        17.59%
      Highest contract charge 1.45% Service Class 2       $100.12           --                  --             --        16.46%
      All contract charges                                     --          104             $10,957           1.38%          --
2011  Lowest contract charge 0.70% Service Class 2        $ 86.38           --                  --             --       (11.80)%
      Highest contract charge 1.34% Service Class 2       $ 86.03           --                  --             --       (12.14)%
      All contract charges                                     --           43             $ 3,873           1.38%          --
2010  Lowest contract charge 0.90% Service Class 2 (d)    $107.80           --                  --             --         7.99%
      Highest contract charge 1.20% Service Class 2 (d)   $107.57           --                  --             --         7.77%
      All contract charges                                     --            3             $   377           1.16%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Series II              $140.23           --                  --             --        30.11%
      Highest contract charge 1.20% Series II             $136.62           --                  --             --        29.19%
      All contract charges                                     --           25             $ 3,550           2.61%          --
2012  Lowest contract charge 0.50% Series II              $107.78           --                  --             --        17.78%
      Highest contract charge 1.20% Series II             $105.75           --                  --             --        16.94%
      All contract charges                                     --            7             $   724           2.26%          --
2011  Lowest contract charge 1.00% Series II (f)          $ 90.74           --                  --             --        (8.50)%
      Highest contract charge 1.20% Series II (f)         $ 90.43           --                  --             --        (8.63)%
      All contract charges                                     --            2             $   139           0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Series II              $133.74           --                  --             --         1.92%
      Highest contract charge 1.45% Series II             $111.42           --                  --             --         0.95%
      All contract charges                                     --          326             $42,220           3.92%          --
2012  Lowest contract charge 0.50% Series II              $131.22           --                  --             --        27.21%
      Highest contract charge 1.45% Series II             $110.37           --                  --             --        25.99%
      All contract charges                                     --          237             $30,273           0.52%          --
2011  Lowest contract charge 0.50% Series II              $103.15           --                  --             --        (7.20)%
      Highest contract charge 1.45% Series II             $ 87.60           --                  --             --       (11.03)%
      All contract charges                                     --          118             $12,045           4.79%          --
2010  Lowest contract charge 0.70% Series II (d)          $109.44           --                  --             --         5.19%
      Highest contract charge 1.34% Series II (d)         $109.21           --                  --             --         5.00%
      All contract charges                                     --           33             $ 3,634           1.16%          --
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Series II              $118.07           --                  --             --         6.24%
      Highest contract charge 1.34% Series II             $115.46           --                  --             --         5.34%
      All contract charges                                     --          167             $19,329           5.32%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                   ---------- ----------------- ----------------- -------------- ---------
INVESCO V.I. HIGH YIELD FUND (CONTINUED)
2012  Lowest contract charge 0.50% Series II        $111.14           --                  --             --        16.38%
      Highest contract charge 1.34% Series II       $109.61           --                  --             --        15.39%
      All contract charges                               --          115             $12,652           6.78%          --
2011  Lowest contract charge 0.70% Series II (g)    $ 95.38           --                  --             --        (4.60)%
      Highest contract charge 1.34% Series II (g)   $ 94.99           --                  --             --        (4.97)%
      All contract charges                               --           28             $ 2,717           0.00%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Series II        $137.93           --                  --             --        18.12%
      Highest contract charge 1.45% Series II       $115.26           --                  --             --        17.00%
      All contract charges                               --          256             $31,602           1.12%          --
2012  Lowest contract charge 0.50% Series II        $116.77           --                  --             --        14.68%
      Highest contract charge 1.45% Series II       $ 98.51           --                  --             --        13.57%
      All contract charges                               --          185             $19,463           1.50%          --
2011  Lowest contract charge 0.70% Series II        $ 87.16           --                  --             --       (10.41)%
      Highest contract charge 1.34% Series II       $ 86.80           --                  --             --       (10.76)%
      All contract charges                               --           89             $ 8,406           0.59%          --
2010  Lowest contract charge 0.90% Series II (d)    $109.72           --                  --             --        11.11%
      Highest contract charge 1.20% Series II (d)   $109.49           --                  --             --        10.89%
      All contract charges                               --           12             $ 1,264           1.91%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Series II        $137.13           --                  --             --        27.82%
      Highest contract charge 1.34% Series II       $146.29           --                  --             --        26.75%
      All contract charges                               --           93             $13,303           0.54%          --
2012  Lowest contract charge 0.50% Series II        $117.72           --                  --             --        10.06%
      Highest contract charge 1.34% Series II       $115.42           --                  --             --         9.13%
      All contract charges                               --           85             $ 9,766           0.00%          --
2011  Lowest contract charge 0.50% Series II        $106.96           --                  --             --        (6.97)%
      Highest contract charge 1.34% Series II       $105.76           --                  --             --        (7.75)%
      All contract charges                               --           67             $ 7,017           0.11%          --
2010  Lowest contract charge 0.70% Series II (d)    $114.89           --                  --             --         9.90%
      Highest contract charge 1.34% Series II (d)   $114.65           --                  --             --         9.70%
      All contract charges                               --           16             $ 1,938           0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Series II        $188.18           --                  --             --        36.13%
      Highest contract charge 1.34% Series II       $184.17           --                  --             --        35.24%
      All contract charges                               --           43             $ 7,508           0.00%          --
2012  Lowest contract charge 0.70% Series II        $138.24           --                  --             --        12.86%
      Highest contract charge 1.34% Series II       $136.18           --                  --             --        12.14%
      All contract charges                               --           35             $ 4,643           0.00%          --
2011  Lowest contract charge 0.70% Series II        $122.49           --                  --             --        (1.68)%
      Highest contract charge 1.34% Series II       $121.44           --                  --             --        (2.31)%
      All contract charges                               --           33             $ 3,749           0.00%          --
2010  Lowest contract charge 0.70% Series II (d)    $124.58           --                  --             --        17.58%
      Highest contract charge 1.34% Series II (d)   $124.31           --                  --             --        17.37%
      All contract charges                               --            5             $   788           0.00%          --
IVY FUNDS VIP ENERGY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Common Shares    $132.33           --                  --             --        27.12%
      Highest contract charge 1.45% Common Shares   $109.25           --                  --             --        25.91%
      All contract charges                               --          240             $33,769           0.00%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
IVY FUNDS VIP ENERGY (CONTINUED)
2012  Lowest contract charge 0.50% Common Shares        $104.10            --                 --             --         0.86%
      Highest contract charge 1.45% Common Shares       $ 86.77            --                 --             --        (0.10)%
      All contract charges                                   --           195           $ 21,721           0.00%          --
2011  Lowest contract charge 0.50% Common Shares        $103.21            --                 --             --        (9.53)%
      Highest contract charge 1.45% Common Shares       $ 86.86            --                 --             --       (12.04)%
      All contract charges                                   --           143           $ 16,122           0.00%          --
2010  Lowest contract charge 0.70% Common Shares (d)    $128.82            --                 --             --        24.79%
      Highest contract charge 1.34% Common Shares (d)   $128.55            --                 --             --        24.57%
      All contract charges                                   --            29           $  3,760           0.00%          --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Common Shares        $144.79            --                 --             --         9.95%
      Highest contract charge 1.45% Common Shares       $125.08            --                 --             --         8.90%
      All contract charges                                   --           949           $134,006           4.77%          --
2012  Lowest contract charge 0.50% Common Shares        $131.69            --                 --             --        18.04%
      Highest contract charge 1.45% Common Shares       $114.86            --                 --             --        16.92%
      All contract charges                                   --           683           $ 88,396           5.63%          --
2011  Lowest contract charge 0.50% Common Shares        $111.56            --                 --             --         4.73%
      Highest contract charge 1.34% Common Shares       $110.31            --                 --             --         3.85%
      All contract charges                                   --           301           $ 33,347           6.59%          --
2010  Lowest contract charge 0.70% Common Shares (e)    $106.45            --                 --             --         4.86%
      Highest contract charge 1.34% Common Shares (e)   $106.22            --                 --             --         4.67%
      All contract charges                                   --            53           $  5,682           0.00%          --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Common Shares        $131.72            --                 --             --        29.29%
      Highest contract charge 1.45% Common Shares       $128.43            --                 --             --        28.06%
      All contract charges                                   --           490           $ 63,271           0.00%          --
2012  Lowest contract charge 0.50% Common Shares        $101.88            --                 --             --        12.99%
      Highest contract charge 1.45% Common Shares       $100.29            --                 --             --        11.91%
      All contract charges                                   --           273           $ 27,513           0.00%          --
2011  Lowest contract charge 0.70% Common Shares (g)    $ 90.05            --                 --             --        (7.12)%
      Highest contract charge 1.34% Common Shares (g)   $ 89.68            --                 --             --        (7.48)%
      All contract charges                                   --            64           $  5,792           0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Common Shares        $150.20            --                 --             --        42.64%
      Highest contract charge 1.34% Common Shares       $116.08            --                 --             --        41.44%
      All contract charges                                   --            79           $ 10,227           0.00%          --
2012  Lowest contract charge 0.50% Common Shares        $ 83.22            --                 --             --         4.64%
      Highest contract charge 1.45% Common Shares       $ 81.92            --                 --             --         3.64%
      All contract charges                                   --            60           $  5,527           0.00%          --
2011  Lowest contract charge 0.50% Common Shares        $ 79.53            --                 --             --       (16.05)%
      Highest contract charge 1.34% Common Shares       $ 79.10            --                 --             --       (16.49)%
      All contract charges                                   --            32           $  2,757           0.35%          --
2010  Lowest contract charge 0.90% Common Shares (d)    $112.82            --                 --             --        13.52%
      Highest contract charge 1.20% Common Shares (d)   $112.58            --                 --             --        13.30%
      All contract charges                                   --             2           $    268           0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Shares       $110.67            --                 --             --        (1.73)%
      Highest contract charge 1.45% Service Shares      $ 96.13            --                 --             --        (2.67)%
      All contract charges                                   --         1,075           $116,148           1.54%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(CONTINUED)
2012  Lowest contract charge 0.50% Service Shares        $112.62           --                  --             --        21.44%
      Highest contract charge 1.45% Service Shares       $ 98.77           --                  --             --        20.28%
      All contract charges                                    --          827            $ 91,646           1.97%          --
2011  Lowest contract charge 0.50% Service Shares        $ 92.74           --                  --             --       (18.44)%
      Highest contract charge 1.45% Service Shares       $ 82.12           --                  --             --       (15.20)%
      All contract charges                                    --          499            $ 45,930           2.84%          --
2010  Lowest contract charge 0.50% Service Shares (e)    $113.71           --                  --             --         8.60%
      Highest contract charge 1.34% Service Shares (e)   $113.40           --                  --             --         8.34%
      All contract charges                                    --          144            $ 16,398           1.82%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Class         $152.45           --                  --             --        26.99%
      Highest contract charge 1.45% Service Class        $131.09           --                  --             --        25.78%
      All contract charges                                    --          817            $125,058           1.45%          --
2012  Lowest contract charge 0.50% Service Class         $120.05           --                  --             --        15.36%
      Highest contract charge 1.45% Service Class        $104.22           --                  --             --        14.25%
      All contract charges                                    --          507            $ 61,848           1.50%          --
2011  Lowest contract charge 0.70% Service Class         $108.65           --                  --             --        (2.46)%
      Highest contract charge 1.34% Service Class        $107.72           --                  --             --        (3.09)%
      All contract charges                                    --          281            $ 29,846           1.30%          --
2010  Lowest contract charge 0.70% Service Class (d)     $111.39           --                  --             --         7.84%
      Highest contract charge 1.34% Service Class (d)    $111.16           --                  --             --         7.65%
      All contract charges                                    --           55            $  6,102           0.00%          --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.70% to 1.34%*
2013  Lowest contract charge 0.70% Service Class         $177.69           --                  --             --        29.14%
      Highest contract charge 1.34% Service Class        $173.91           --                  --             --        28.31%
      All contract charges                                    --           52            $  8,910           0.45%          --
2012  Lowest contract charge 0.70% Service Class         $137.59           --                  --             --        15.87%
      Highest contract charge 1.34% Service Class        $135.54           --                  --             --        15.12%
      All contract charges                                    --           40            $  5,419           0.24%          --
2011  Lowest contract charge 0.70% Service Class         $118.75           --                  --             --        (0.34)%
      Highest contract charge 1.34% Service Class        $117.74           --                  --             --        (0.98)%
      All contract charges                                    --           22            $  2,551           0.26%          --
2010  Lowest contract charge 0.70% Service Class (e)     $119.15           --                  --             --        12.10%
      Highest contract charge 1.34% Service Class (e)    $118.90           --                  --             --        11.90%
      All contract charges                                    --            3            $    314           0.00%          --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.90% to 1.34%*
2013  Lowest contract charge 0.90% Service Class         $171.04           --                  --             --        30.55%
      Highest contract charge 1.34% Service Class        $168.53           --                  --             --        29.98%
      All contract charges                                    --           66            $ 10,673           0.97%          --
2012  Lowest contract charge 0.90% Service Class         $131.01           --                  --             --        17.76%
      Highest contract charge 1.34% Service Class        $129.66           --                  --             --        17.23%
      All contract charges                                    --           50            $  6,232           0.82%          --
2011  Lowest contract charge 0.90% Service Class         $111.25           --                  --             --        (3.29)%
      Highest contract charge 1.34% Service Class        $110.60           --                  --             --        (3.72)%
      All contract charges                                    --           32            $  3,388           0.82%          --
2010  Lowest contract charge 0.90% Service Class (d)     $115.04           --                  --             --         9.34%
      Highest contract charge 1.34% Service Class (d)    $114.87           --                  --             --         9.20%
      All contract charges                                    --           16            $  1,748           0.00%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Service Class        $182.92            --                 --             --        34.05%
      Highest contract charge 1.45% Service Class       $138.26            --                 --             --        32.76%
      All contract charges                                   --           170           $ 30,430           0.00%          --
2012  Lowest contract charge 0.50% Service Class        $136.46            --                 --             --        13.69%
      Highest contract charge 1.45% Service Class       $104.14            --                 --             --        12.61%
      All contract charges                                   --           137           $ 18,531           0.00%          --
2011  Lowest contract charge 0.50% Service Class        $120.03            --                 --             --         0.55%
      Highest contract charge 1.45% Service Class       $ 92.48            --                 --             --        (3.74)%
      All contract charges                                   --            80           $  9,624           0.00%          --
2010  Lowest contract charge 0.70% Service Class (e)    $119.29            --                 --             --        11.34%
      Highest contract charge 1.34% Service Class (e)   $119.04            --                 --             --        11.14%
      All contract charges                                   --            16           $  1,973           0.00%          --
MFS(R) UTILITIES SERIES
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Service Class        $124.67            --                 --             --        19.74%
      Highest contract charge 1.45% Service Class       $125.44            --                 --             --        18.46%
      All contract charges                                   --           429           $ 66,413           2.24%          --
2012  Lowest contract charge 0.40% Service Class (i)    $104.12            --                 --             --         3.92%
      Highest contract charge 1.45% Service Class       $105.89            --                 --             --        11.57%
      All contract charges                                   --           316           $ 41,304           6.82%          --
2011  Lowest contract charge 0.50% Service Class        $117.74            --                 --             --         5.98%
      Highest contract charge 1.45% Service Class       $ 94.91            --                 --             --        (3.94)%
      All contract charges                                   --           175           $ 20,340           3.47%          --
2010  Lowest contract charge 0.70% Service Class (e)    $111.03            --                 --             --         9.36%
      Highest contract charge 1.34% Service Class (e)   $110.79            --                 --             --         9.16%
      All contract charges                                   --            19           $  2,068           0.00%          --
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A              $118.05            --                 --             --        36.24%
      Highest contract charge 1.45% Class A             $101.08            --                 --             --        35.21%
      All contract charges                                   --         5,230           $612,296           0.11%          --
2012  Lowest contract charge 0.50% Class A              $106.13            --                 --             --        13.64%
      Highest contract charge 1.45% Class A             $ 74.76            --                 --             --        12.56%
      All contract charges                                   --         5,853           $503,519           0.23%          --
2011  Lowest contract charge 0.50% Class A              $ 93.39            --                 --             --        (6.52)%
      Highest contract charge 1.45% Class A             $ 66.42            --                 --             --        (7.42)%
      All contract charges                                   --         6,544           $497,562           0.15%          --
2010  Lowest contract charge 0.50% Class A              $ 99.90            --                 --             --        17.31%
      Highest contract charge 1.45% Class A             $ 71.74            --                 --             --        16.19%
      All contract charges                                   --         7,304           $598,009           0.87%          --
2009  Lowest contract charge 0.50% Class A              $ 85.16            --                 --             --        36.94%
      Highest contract charge 1.45% Class A             $ 61.74            --                 --             --        35.63%
      All contract charges                                   --         7,754           $543,315           0.40%          --
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B              $108.55            --                 --             --        36.46%
      Highest contract charge 1.30% Class B             $135.04            --                 --             --        35.38%
      All contract charges                                   --           248           $ 26,270           0.11%          --
2012  Lowest contract charge 0.50% Class B              $ 79.55            --                 --             --        13.64%
      Highest contract charge 1.30% Class B             $ 99.75            --                 --             --        12.74%
      All contract charges                                   --           268           $ 20,873           0.23%          --
2011  Lowest contract charge 0.50% Class B              $ 70.00            --                 --             --        (6.75)%
      Highest contract charge 1.30% Class B             $ 88.48            --                 --             --        (7.49)%
      All contract charges                                   --           303           $ 20,908           0.15%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2010  Lowest contract charge 0.50% Class B       $ 75.07           --                  --             --        17.02%
      Highest contract charge 1.30% Class B      $ 95.64           --                  --             --        16.10%
      All contract charges                            --          367            $ 27,322           0.87%          --
2009  Lowest contract charge 0.50% Class B       $ 64.15           --                  --             --        36.58%
      Highest contract charge 1.30% Class B      $ 82.38           --                  --             --        35.52%
      All contract charges                            --          279            $ 17,675           0.40%          --
MULTIMANAGER CORE BOND
      Unit Value 0.40% to 1.45%*
2013  Lowest contract charge 0.40% Class B       $ 98.80           --                  --             --        (2.75)%
      Highest contract charge 1.45% Class B      $141.01           --                  --             --        (3.77)%
      All contract charges                            --          946            $134,945           1.53%          --
2012  Lowest contract charge 0.40% Class B (i)   $101.59           --                  --             --         1.52%
      Highest contract charge 1.45% Class B      $146.53           --                  --             --         3.94%
      All contract charges                            --          985            $145,634           2.08%          --
2011  Lowest contract charge 0.50% Class B       $155.17           --                  --             --         5.28%
      Highest contract charge 1.45% Class B      $140.97           --                  --             --         4.28%
      All contract charges                            --          844            $120,045           2.57%          --
2010  Lowest contract charge 0.50% Class B       $147.39           --                  --             --         5.68%
      Highest contract charge 1.45% Class B      $135.19           --                  --             --         4.66%
      All contract charges                            --          818            $111,731           2.80%          --
2009  Lowest contract charge 0.50% Class B       $139.47           --                  --             --         7.77%
      Highest contract charge 1.45% Class B      $129.17           --                  --             --         6.74%
      All contract charges                            --          666            $ 86,980           3.57%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $160.59           --                  --             --        17.56%
      Highest contract charge 1.45% Class B      $143.12           --                  --             --        16.44%
      All contract charges                            --          409            $ 59,491           1.18%          --
2012  Lowest contract charge 0.50% Class B       $136.60           --                  --             --        17.15%
      Highest contract charge 1.45% Class B      $122.91           --                  --             --        16.03%
      All contract charges                            --          442            $ 55,004           1.41%          --
2011  Lowest contract charge 0.50% Class B       $116.60           --                  --             --       (18.39)%
      Highest contract charge 1.45% Class B      $105.93           --                  --             --       (19.17)%
      All contract charges                            --          489            $ 52,486           1.60%          --
2010  Lowest contract charge 0.50% Class B       $142.88           --                  --             --         6.42%
      Highest contract charge 1.45% Class B      $131.06           --                  --             --         5.40%
      All contract charges                            --          552            $ 73,081           2.93%          --
2009  Lowest contract charge 0.50% Class B       $134.26           --                  --             --        29.27%
      Highest contract charge 1.45% Class B      $124.34           --                  --             --        28.04%
      All contract charges                            --          597            $ 74,900           1.59%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B       $166.09           --                  --             --        33.59%
      Highest contract charge 1.45% Class B      $148.02           --                  --             --        32.31%
      All contract charges                            --           96            $ 14,367           0.63%          --
2012  Lowest contract charge 0.50% Class B       $124.33           --                  --             --        13.94%
      Highest contract charge 1.45% Class B      $111.87           --                  --             --        12.84%
      All contract charges                            --          108            $ 12,243           0.57%          --
2011  Lowest contract charge 0.50% Class B       $109.12           --                  --             --        (7.81)%
      Highest contract charge 1.45% Class B      $ 99.14           --                  --             --        (8.69)%
      All contract charges                            --          125            $ 12,610           0.30%          --
2010  Lowest contract charge 0.50% Class B       $118.37           --                  --             --        10.98%
      Highest contract charge 1.45% Class B      $108.58           --                  --             --         9.93%
      All contract charges                            --          137            $ 15,023           0.26%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER LARGE CAP CORE EQUITY (CONTINUED)
2009    Lowest contract charge 0.50% Class B     $106.66           --                  --             --        31.86%
        Highest contract charge 1.45% Class B    $ 98.77           --                  --             --        30.58%
        All contract charges                          --          150             $15,024           1.43%          --
MULTIMANAGER LARGE CAP VALUE
        Unit Value 0.50% to 1.45%*
2013    Lowest contract charge 0.50% Class B     $188.13           --                  --             --        31.48%
        Highest contract charge 1.45% Class B    $167.67           --                  --             --        30.23%
        All contract charges                          --          339             $57,525           1.49%          --
2012    Lowest contract charge 0.50% Class B     $143.09           --                  --             --        15.00%
        Highest contract charge 1.45% Class B    $128.75           --                  --             --        13.89%
        All contract charges                          --          368             $48,051           1.18%          --
2011    Lowest contract charge 0.50% Class B     $124.43           --                  --             --        (6.00)%
        Highest contract charge 1.45% Class B    $113.05           --                  --             --        (6.89)%
        All contract charges                          --          414             $47,447           0.98%          --
2010    Lowest contract charge 0.50% Class B     $132.37           --                  --             --        12.22%
        Highest contract charge 1.45% Class B    $121.41           --                  --             --        11.51%
        All contract charges                          --          468             $57,445           0.87%          --
2009    Lowest contract charge 0.50% Class B     $117.95           --                  --             --        22.65%
        Highest contract charge 1.45% Class B    $108.88           --                  --             --        21.09%
        All contract charges                          --          507             $55,659           1.87%          --
MULTIMANAGER MID CAP GROWTH
        Unit Value 0.70% to 1.45%*
2013    Lowest contract charge 0.70% Class B     $182.04           --                  --             --        39.20%
        Highest contract charge 1.45% Class B    $166.20           --                  --             --        38.13%
        All contract charges                          --          489             $83,389           0.00%          --
2012    Lowest contract charge 0.70% Class B     $130.78           --                  --             --        14.64%
        Highest contract charge 1.45% Class B    $120.32           --                  --             --        13.78%
        All contract charges                          --          511             $62,998           0.00%          --
2011    Lowest contract charge 0.70% Class B     $114.08           --                  --             --        (8.53)%
        Highest contract charge 1.45% Class B    $105.75           --                  --             --        (9.22)%
        All contract charges                          --          573             $61,816           0.00%          --
2010    Lowest contract charge 0.50% Class B     $127.00           --                  --             --        26.24%
        Highest contract charge 1.45% Class B    $116.49           --                  --             --        25.04%
        All contract charges                          --          642             $76,165           0.00%          --
2009    Lowest contract charge 0.50% Class B     $100.60           --                  --             --        41.07%
        Highest contract charge 1.45% Class B    $ 93.16           --                  --             --        39.71%
        All contract charges                          --          679             $64,442           0.00%          --
MULTIMANAGER MID CAP VALUE
        Unit Value 0.50% to 1.45%*
2013    Lowest contract charge 0.50% Class B     $218.80           --                  --             --        34.92%
        Highest contract charge 1.45% Class B    $194.99           --                  --             --        33.63%
        All contract charges                          --          355             $69,948           0.36%          --
2012    Lowest contract charge 0.50% Class B     $162.17           --                  --             --        14.24%
        Highest contract charge 1.45% Class B    $145.92           --                  --             --        13.14%
        All contract charges                          --          386             $56,917           0.36%          --
2011    Lowest contract charge 0.50% Class B     $141.96           --                  --             --       (13.77)%
        Highest contract charge 1.45% Class B    $128.97           --                  --             --       (14.58)%
        All contract charges                          --          440             $57,115           0.02%          --
2010    Lowest contract charge 0.50% Class B     $164.62           --                  --             --        24.29%
        Highest contract charge 1.45% Class B    $150.99           --                  --             --        23.10%
        All contract charges                          --          487             $74,122           0.77%          --
2009    Lowest contract charge 0.50% Class B     $132.45           --                  --             --        43.64%
        Highest contract charge 1.45% Class B    $122.66           --                  --             --        42.28%
        All contract charges                          --          487             $60,246           3.10%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class A    $117.13           --                  --             --        (1.70)%
      Highest contract charge 1.45% Class A   $ 96.89           --                  --             --        (2.45)%
      All contract charges                         --          476            $ 78,335           3.40%          --
2012  Lowest contract charge 0.50% Class A    $102.94           --                  --             --         4.81%
      Highest contract charge 1.45% Class A   $ 99.32           --                  --             --         3.80%
      All contract charges                         --          520            $ 87,757           2.29%          --
2011  Lowest contract charge 0.50% Class A    $ 98.22           --                  --             --         4.80%
      Highest contract charge 1.45% Class A   $ 95.68           --                  --             --         3.81%
      All contract charges                         --          546            $ 88,897           3.96%          --
2010  Lowest contract charge 0.50% Class A    $ 93.72           --                  --             --         6.36%
      Highest contract charge 1.45% Class A   $ 92.17           --                  --             --         5.35%
      All contract charges                         --          586            $ 92,038           2.82%          --
2009  Lowest contract charge 0.50% Class A    $ 88.11           --                  --             --         9.36%
      Highest contract charge 1.45% Class A   $ 87.49           --                  --             --         8.32%
      All contract charges                         --          599            $ 89,248           4.66%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.30%*
2013  Lowest contract charge 0.50% Class B    $131.54           --                  --             --        (1.36)%
      Highest contract charge 1.30% Class B   $ 94.68           --                  --             --        (2.15)%
      All contract charges                         --          275            $ 28,502           3.40%          --
2012  Lowest contract charge 0.50% Class B    $133.36           --                  --             --         4.79%
      Highest contract charge 1.30% Class B   $ 96.76           --                  --             --         3.96%
      All contract charges                         --          300            $ 31,613           2.29%          --
2011  Lowest contract charge 0.50% Class B    $127.26           --                  --             --         4.55%
      Highest contract charge 1.30% Class B   $ 93.07           --                  --             --         3.72%
      All contract charges                         --          289            $ 29,574           3.96%          --
2010  Lowest contract charge 0.50% Class B    $121.72           --                  --             --         6.09%
      Highest contract charge 1.30% Class B   $ 89.73           --                  --             --         5.26%
      All contract charges                         --          305            $ 30,085           2.82%          --
2009  Lowest contract charge 0.50% Class B    $114.73           --                  --             --         9.10%
      Highest contract charge 1.30% Class B   $ 85.24           --                  --             --         8.23%
      All contract charges                         --          277            $ 26,252           4.66%          --
MULTIMANAGER SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $185.94           --                  --             --        47.03%
      Highest contract charge 1.45% Class B   $170.19           --                  --             --        45.64%
      All contract charges                         --          340            $ 57,990           0.00%          --
2012  Lowest contract charge 0.50% Class B    $126.46           --                  --             --        10.81%
      Highest contract charge 1.45% Class B   $116.86           --                  --             --         9.76%
      All contract charges                         --          327            $ 38,523           0.00%          --
2011  Lowest contract charge 0.50% Class B    $114.12           --                  --             --       (16.10)%
      Highest contract charge 1.45% Class B   $106.47           --                  --             --       (16.90)%
      All contract charges                         --          365            $ 39,106           0.00%          --
2010  Lowest contract charge 0.50% Class B    $136.02           --                  --             --        27.01%
      Highest contract charge 1.45% Class B   $128.13           --                  --             --        25.81%
      All contract charges                         --          410            $ 52,764           0.00%          --
2009  Lowest contract charge 0.50% Class B    $107.09           --                  --             --        33.86%
      Highest contract charge 1.45% Class B   $101.85           --                  --             --        32.58%
      All contract charges                         --          429            $ 43,863           0.00%
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $269.12           --                  --             --        42.01%
      Highest contract charge 1.45% Class B   $195.43           --                  --             --        40.65%
      All contract charges                         --          592            $148,120           0.55%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
2012  Lowest contract charge 0.50% Class B              $189.51            --                 --             --        16.19%
      Highest contract charge 1.45% Class B             $138.95            --                 --             --        15.08%
      All contract charges                                   --           629           $112,152           0.58%          --
2011  Lowest contract charge 0.50% Class B              $163.11            --                 --             --        (9.47)%
      Highest contract charge 1.45% Class B             $120.74            --                 --             --       (10.34)%
      All contract charges                                   --           696           $107,551           0.07%          --
2010  Lowest contract charge 0.50% Class B              $180.17            --                 --             --        23.89%
      Highest contract charge 1.45% Class B             $134.66            --                 --             --        22.70%
      All contract charges                                   --           783           $134,605           0.15%          --
2009  Lowest contract charge 0.50% Class B              $145.43            --                 --             --        25.78%
      Highest contract charge 1.45% Class B             $109.75            --                 --             --        24.59%
      All contract charges                                   --           853           $119,151           1.05%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B              $182.43            --                 --             --        34.91%
      Highest contract charge 1.45% Class B             $162.58            --                 --             --        33.62%
      All contract charges                                   --           829           $137,447           0.00%          --
2012  Lowest contract charge 0.50% Class B              $135.22            --                 --             --        12.86%
      Highest contract charge 1.45% Class B             $121.67            --                 --             --        11.78%
      All contract charges                                   --           919           $113,684           0.00%          --
2011  Lowest contract charge 0.50% Class B              $119.81            --                 --             --        (5.30)%
      Highest contract charge 1.45% Class B             $108.85            --                 --             --        (6.20)%
      All contract charges                                   --           978           $108,102           0.00%          --
2010  Lowest contract charge 0.50% Class B              $126.51            --                 --             --        17.11%
      Highest contract charge 1.45% Class B             $116.04            --                 --             --        16.00%
      All contract charges                                   --         1,075           $126,366           0.00%          --
2009  Lowest contract charge 0.50% Class B              $108.02            --                 --             --        57.65%
      Highest contract charge 1.45% Class B             $100.03            --                 --             --        56.15%
      All contract charges                                   --         1,128           $114,338           0.00%          --
OPPENHEIMER MAIN STREET FUND(R) /VA
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Service Class        $160.94            --                 --             --        30.78%
      Highest contract charge 1.20% Service Class       $156.80            --                 --             --        29.87%
      All contract charges                                   --             7           $  1,126           0.86%          --
2012  Lowest contract charge 0.50% Service Class        $123.06            --                 --             --        16.02%
      Highest contract charge 1.20% Service Class       $120.74            --                 --             --        15.20%
      All contract charges                                   --             4           $    521           0.60%          --
2011  Lowest contract charge 0.50% Service Class        $106.07            --                 --             --        (0.80)%
      Highest contract charge 1.20% Service Class       $104.81            --                 --             --        (1.50)%
      All contract charges                                   --             2           $    187           0.41%          --
2010  Lowest contract charge 1.20% Service Class (d)    $106.41            --                 --             --         7.17%
      Highest contract charge 1.20% Service Class (d)   $106.41            --                 --             --         7.17%
      All contract charges                                   --            --           $     52           0.00%          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Advisor Class        $101.07            --                 --             --       (15.14)%
      Highest contract charge 1.20% Advisor Class       $ 98.47            --                 --             --       (15.74)%
      All contract charges                                   --            48           $  4,781           1.55%          --
2012  Lowest contract charge 0.50% Advisor Class        $119.10            --                 --             --         4.59%
      Highest contract charge 1.20% Advisor Class       $116.86            --                 --             --         3.86%
      All contract charges                                   --            31           $  3,633           2.52%          --
2011  Lowest contract charge 0.50% Advisor Class        $113.87            --                 --             --        (8.01)%
      Highest contract charge 1.20% Advisor Class       $112.52            --                 --             --        (8.65)%
      All contract charges                                   --            16           $  1,926          14.41%          --
2010  Lowest contract charge 0.90% Advisor Class (d)    $123.43            --                 --             --        22.88%
      Highest contract charge 1.20% Advisor Class (d)   $123.17            --                 --             --        22.63%
      All contract charges                                   --             4           $    561          11.03%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
TARGET 2015 ALLOCATION
      Unit Value 0.50% to 1.35%*
2013  Lowest contract charge 0.50% Class B    $127.99           --                  --             --        13.50%
      Highest contract charge 1.35% Class B   $120.20           --                  --             --        12.53%
      All contract charges                         --          211             $25,198           1.39%          --
2012  Lowest contract charge 0.50% Class B    $112.77           --                  --             --        10.31%
      Highest contract charge 1.35% Class B   $106.82           --                  --             --         9.37%
      All contract charges                         --          208             $22,217           1.35%          --
2011  Lowest contract charge 0.50% Class B    $102.23           --                  --             --        (3.30)%
      Highest contract charge 1.35% Class B   $ 97.67           --                  --             --        (4.13)%
      All contract charges                         --          217             $21,215           1.57%          --
2010  Lowest contract charge 0.50% Class B    $105.72           --                  --             --        10.17%
      Highest contract charge 1.45% Class B   $101.43           --                  --             --         9.12%
      All contract charges                         --          202             $20,501           1.52%          --
2009  Lowest contract charge 0.50% Class B    $ 95.96           --                  --             --        19.71%
      Highest contract charge 1.45% Class B   $ 92.95           --                  --             --        18.56%
      All contract charges                         --          171             $15,922           4.64%          --
TARGET 2025 ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $131.46           --                  --             --        18.51%
      Highest contract charge 1.45% Class B   $122.55           --                  --             --        17.37%
      All contract charges                         --          367             $45,631           1.35%          --
2012  Lowest contract charge 0.50% Class B    $110.93           --                  --             --        12.28%
      Highest contract charge 1.45% Class B   $104.41           --                  --             --        11.22%
      All contract charges                         --          333             $34,948           1.44%          --
2011  Lowest contract charge 0.50% Class B    $ 98.80           --                  --             --        (4.38)%
      Highest contract charge 1.45% Class B   $ 93.88           --                  --             --        (5.30)%
      All contract charges                         --          306             $28,988           1.45%          --
2010  Lowest contract charge 0.50% Class B    $103.33           --                  --             --        11.38%
      Highest contract charge 1.45% Class B   $ 99.13           --                  --             --        10.32%
      All contract charges                         --          272             $27,184           1.46%          --
2009  Lowest contract charge 0.50% Class B    $ 92.77           --                  --             --        22.58%
      Highest contract charge 1.45% Class B   $ 89.86           --                  --             --        21.42%
      All contract charges                         --          222             $20,037           4.87%          --
TARGET 2035 ALLOCATION
      Unit Value 0.50% to 1.45%*
2013  Lowest contract charge 0.50% Class B    $133.60           --                  --             --        21.64%
      Highest contract charge 1.45% Class B   $124.55           --                  --             --        20.49%
      All contract charges                         --          333             $41,685           1.35%          --
2012  Lowest contract charge 0.50% Class B    $109.83           --                  --             --        13.54%
      Highest contract charge 1.45% Class B   $103.37           --                  --             --        12.46%
      All contract charges                         --          295             $30,826           1.51%          --
2011  Lowest contract charge 0.70% Class B    $ 95.70           --                  --             --        (5.31)%
      Highest contract charge 1.45% Class B   $ 91.92           --                  --             --        (6.03)%
      All contract charges                         --          258             $23,880           1.44%          --
2010  Lowest contract charge 0.50% Class B    $101.96           --                  --             --        12.16%
      Highest contract charge 1.45% Class B   $ 97.82           --                  --             --        11.09%
      All contract charges                         --          219             $21,513           1.41%          --
2009  Lowest contract charge 0.50% Class B    $ 90.90           --                  --             --        24.93%
      Highest contract charge 1.45% Class B   $ 88.05           --                  --             --        23.74%
      All contract charges                         --          169             $14,876           4.83%          --
TARGET 2045 ALLOCATION
      Unit Value 0.70% to 1.45%*
2013  Lowest contract charge 0.70% Class B    $132.29           --                  --             --        24.34%
      Highest contract charge 1.45% Class B   $125.15           --                  --             --        23.41%
      All contract charges                         --          245             $30,986           1.35%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
TARGET 2045 ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.70% Class B               $106.39           --                  --             --        14.62%
      Highest contract charge 1.45% Class B              $101.41           --                  --             --        13.75%
      All contract charges                                    --          213             $21,756           1.59%          --
2011  Lowest contract charge 0.70% Class B               $ 92.82           --                  --             --        (6.19)%
      Highest contract charge 1.45% Class B              $ 89.15           --                  --             --        (6.90)%
      All contract charges                                    --          179             $16,081           1.35%          --
2010  Lowest contract charge 0.50% Class B               $ 99.81           --                  --             --        12.71%
      Highest contract charge 1.45% Class B              $ 95.76           --                  --             --        11.65%
      All contract charges                                    --          147             $14,276           1.25%          --
2009  Lowest contract charge 0.50% Class B               $ 88.55           --                  --             --        27.14%
      Highest contract charge 1.45% Class B              $ 85.77           --                  --             --        25.91%
      All contract charges                                    --          117             $10,042           4.83%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.50% to 1.20%*
2013  Lowest contract charge 0.50% Class 2               $119.67           --                  --             --         1.12%
      Highest contract charge 1.20% Class 2              $116.59           --                  --             --         0.40%
      All contract charges                                    --          232             $27,077           4.73%          --
2012  Lowest contract charge 0.50% Class 2               $118.35           --                  --             --        14.49%
      Highest contract charge 1.20% Class 2              $116.12           --                  --             --        13.69%
      All contract charges                                    --          135             $15,647           6.09%          --
2011  Lowest contract charge 0.70% Class 2               $103.02           --                  --             --        (1.56)%
      Highest contract charge 1.20% Class 2              $102.14           --                  --             --        (2.06)%
      All contract charges                                    --           65             $ 6,603           5.27%          --
2010  Lowest contract charge 0.90% Class 2 (d)           $104.51           --                  --             --         4.37%
      Highest contract charge 1.20% Class 2 (d)          $104.29           --                  --             --         4.16%
      All contract charges                                    --           19             $ 2,035           0.24%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.50% to 1.34%*
2013  Lowest contract charge 0.50% Class S Shares        $ 93.89           --                  --             --         9.75%
      Highest contract charge 1.34% Class S Shares       $ 91.81           --                  --             --         8.82%
      All contract charges                                    --          202             $18,656           0.46%          --
2012  Lowest contract charge 0.50% Class S Shares        $ 85.55           --                  --             --         2.59%
      Highest contract charge 1.34% Class S Shares       $ 84.37           --                  --             --         1.72%
      All contract charges                                    --          164             $13,909           0.00%          --
2011  Lowest contract charge 0.50% Class S Shares (g)    $ 83.39           --                  --             --       (16.43)%
      Highest contract charge 1.34% Class S Shares (g)   $ 82.94           --                  --             --       (16.86)%
      All contract charges                                    --           76             $ 6,314           0.00%          --

   ----------
  (a)Units were made available on July 10, 2009.
  (b)Units were made available on September 18, 2009.
  (c)Units were made available on September 30, 2009.
  (d)Units were made available on May 3, 2010.
  (e)Units were made available on September 20, 2010.
  (f)Units were made available on May 2, 2011.
  (g)Units were made available on May 20, 2011.
  (h)Units were made available on June 8, 2012.
  (i)Units were made available on August 17, 2012.
  (j)Units were made available on May 20, 2013.

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2013

7. Financial Highlights (Concluded)

  * This ratio represents the annual contract expenses consisting of mortality, risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invest.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2013 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-145

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm............................................... F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2013 and 2012.............................................. F-2
 Consolidated Statements of Earnings (Loss), Years Ended December 31, 2013, 2012 and 2011............. F-3
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2013, 2012 and 2011. F-4
 Consolidated Statements of Equity, Years Ended December 31, 2013, 2012 and 2011...................... F-5
 Consolidated Statements of Cash Flows, Years Ended December 31, 2013, 2012 and 2011.................. F-6
 Notes to Consolidated Financial Statements........................................................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2014

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                                                      2013        2012
                                                   ----------  ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value.......................................... $   29,419  $   33,607
  Mortgage loans on real estate...................      5,684       5,059
  Equity real estate, held for the production of
   income.........................................          3           4
  Policy loans....................................      3,434       3,512
  Other equity investments........................      1,863       1,643
  Trading securities..............................      4,221       2,309
  Other invested assets...........................      1,353       1,828
                                                   ----------  ----------
   Total investments..............................     45,977      47,962
Cash and cash equivalents.........................      2,283       3,162
Cash and securities segregated, at fair value.....        981       1,551
Broker-dealer related receivables.................      1,539       1,605
Deferred policy acquisition costs.................      3,874       3,728
Goodwill and other intangible assets, net.........      3,703       3,673
Amounts due from reinsurers.......................      3,934       3,847
Loans to affiliates...............................      1,088       1,037
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................      6,747      11,044
Other assets......................................      4,418       5,095
Separate Accounts' assets.........................    108,857      94,139
                                                   ----------  ----------

TOTAL ASSETS...................................... $  183,401  $  176,843
                                                   ==========  ==========

LIABILITIES
Policyholders' account balances................... $   30,340  $   28,263
Future policy benefits and other policyholders
  liabilities.....................................     21,697      22,687
Broker-dealer related payables....................        538         664
Customers related payables........................      1,698       2,562
Amounts due to reinsurers.........................         71          75
Short-term and long-term debt.....................        468         523
Loans from affiliates.............................        825       1,325
Current and deferred income taxes.................      2,813       5,172
Other liabilities.................................      2,653       3,503
Separate Accounts' liabilities....................    108,857      94,139
                                                   ----------  ----------
   Total liabilities..............................    169,960     158,913
                                                   ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding.............          2           2
  Capital in excess of par value..................      5,934       5,992
  Retained earnings...............................      5,205       9,125
  Accumulated other comprehensive income (loss)...       (603)        317
                                                   ----------  ----------
   Total AXA Equitable's equity...................     10,538      15,436
                                                   ----------  ----------
Noncontrolling interest...........................      2,903       2,494
                                                   ----------  ----------
   Total equity...................................     13,441      17,930
                                                   ----------  ----------

TOTAL LIABILITIES AND EQUITY...................... $  183,401  $  176,843
                                                   ==========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                              2013       2012       2011
                                            --------  ---------  ---------
                                                     (IN MILLIONS)
REVENUES
Universal life and investment-type
  product policy fee income................ $  3,546  $   3,334  $   3,312
Premiums...................................      496        514        533
Net investment income (loss):
  Investment income (loss) from
   derivative instruments..................   (2,866)      (978)     2,374
  Other investment income (loss)...........    2,237      2,316      2,128
                                            --------  ---------  ---------
   Total net investment income (loss)......     (629)     1,338      4,502
                                            --------  ---------  ---------
Investment gains (losses), net:
  Total other-than-temporary impairment
   losses..................................      (81)       (96)       (36)
  Portion of loss recognized in other
   comprehensive income (loss).............       15          2          4
                                            --------  ---------  ---------
   Net impairment losses recognized........      (66)       (94)       (32)
  Other investment gains (losses), net.....      (33)        (3)       (15)
                                            --------  ---------  ---------
     Total investment gains (losses),
       net.................................      (99)       (97)       (47)
                                            --------  ---------  ---------
Commissions, fees and other income.........    3,823      3,574      3,631
Increase (decrease) in the fair value
  of the reinsurance contract asset........   (4,297)       497      5,941
                                            --------  ---------  ---------
     Total revenues........................    2,840      9,160     17,872
                                            --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................    1,691      2,989      4,360
Interest credited to policyholders'
  account balances.........................    1,373      1,166        999
Compensation and benefits..................    1,743      1,672      2,263
Commissions................................    1,160      1,248      1,195
Distribution related payments..............      423        367        303
Amortization of deferred sales
  commissions..............................       41         40         38
Interest expense...........................       88        108        106
Amortization of deferred policy
  acquisition costs........................      580        576      3,620
Capitalization of deferred policy
  acquisition costs........................     (655)      (718)      (759)
Rent expense...............................      169        201        240
Amortization of other intangible assets....       24         24         24
Other operating costs and expenses.........    1,512      1,429      1,359
                                            --------  ---------  ---------
     Total benefits and other deductions...    8,149      9,102     13,748
                                            --------  ---------  ---------

Earnings (loss) from continuing
  operations, before income taxes.......... $ (5,309) $      58  $   4,124
Income tax (expense) benefit...............    2,073        158     (1,298)
                                            --------  ---------  ---------

Net earnings (loss)........................   (3,236)       216      2,826
  Less: net (earnings) loss
   attributable to the noncontrolling
   interest................................     (337)      (121)       101
                                            --------  ---------  ---------

Net Earnings (Loss) Attributable to AXA
  Equitable................................ $ (3,573) $      95  $   2,927
                                            ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                  2013      2012      2011
                                                --------  --------  --------
                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................ $ (3,236) $    216  $  2,826
                                                --------  --------  --------

Other comprehensive income (loss) net of
  income taxes:
   Change in unrealized gains (losses), net
     of reclassification adjustment............   (1,211)      580       366
   Change in defined benefit plans.............      299        26       (74)
                                                --------  --------  --------
     Total other comprehensive income
       (loss), net of income taxes.............     (912)      606       292
                                                --------  --------  --------

Comprehensive income (loss)....................   (4,148)      822     3,118
                                                --------  --------  --------

  Less: Comprehensive (income) loss
   attributable to noncontrolling interest.....     (345)     (113)      122
                                                --------  --------  --------

Comprehensive Income (Loss) Attributable to
  AXA Equitable................................ $ (4,493) $    709  $  3,240
                                                ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                2013       2012       2011
                                             ---------  ---------  ---------
                                                      (IN MILLIONS)
  EQUITY
  AXA Equitable's Equity:
    Common stock, at par value, beginning
     and end of year........................ $       2  $       2  $       2
                                             ---------  ---------  ---------

    Capital in excess of par value,
     beginning of year......................     5,992      5,743      5,593
    Changes in capital in excess of par
     value..................................       (58)       249        150
                                             ---------  ---------  ---------
    Capital in excess of par value, end
     of year................................     5,934      5,992      5,743
                                             ---------  ---------  ---------

    Retained earnings, beginning of year....     9,125      9,392      6,844
    Net earnings (loss).....................    (3,573)        95      2,927
    Stockholder dividends...................      (347)      (362)      (379)
                                             ---------  ---------  ---------
    Retained earnings, end of year..........     5,205      9,125      9,392
                                             ---------  ---------  ---------

    Accumulated other comprehensive
     income (loss), beginning of year.......       317       (297)     (610)
    Other comprehensive income (loss).......      (920)       614        313
                                             ---------  ---------  ---------
    Accumulated other comprehensive
     income (loss), end of year.............      (603)       317       (297)
                                             ---------  ---------  ---------

     TOTAL AXA EQUITABLE'S EQUITY, END OF
       YEAR.................................    10,538     15,436     14,840
                                             ---------  ---------  ---------

  Noncontrolling interest, beginning of
    year....................................     2,494      2,703      3,118
  Purchase of AllianceBernstein Units by
    noncontrolling interest.................        --         --          1
  Purchase of noncontrolling interest in
    consolidated entity.....................        --         --        (31)
  Repurchase of AllianceBernstein Holding
    units...................................       (76)      (145)      (140)
  Net earnings (loss) attributable to
    noncontrolling interest.................       337        121       (101)
  Dividends paid to noncontrolling
    interest................................      (306)      (219)      (312)
  Dividend of AllianceBernstein Units by
    AXA Equitable to AXA Financial..........       113         --         --
  Other comprehensive income (loss)
    attributable to noncontrolling
    interest................................         8         (8)       (21)
  Other changes in noncontrolling interest..       333         42        189
                                             ---------  ---------  ---------

       Noncontrolling interest, end of
         year...............................     2,903      2,494      2,703
                                             ---------  ---------  ---------

  TOTAL EQUITY, END OF YEAR................. $  13,441  $  17,930  $  17,543
                                             =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                               2013       2012        2011
                                            ---------  ----------  ----------
                                                      (IN MILLIONS)
  Net earnings (loss)...................... $  (3,236) $      216  $    2,826
  Adjustments to reconcile net earnings
    (loss) to net cash provided by
    operating activities:
    Interest credited to policyholders'
     account balances......................     1,373       1,166         999
    Universal life and investment-type
     product policy fee income.............    (3,546)     (3,334)     (3,312)
    Net change in broker-dealer and
     customer related receivables/payables.      (740)        383         266
    (Income) loss related to derivative
     instruments...........................     2,866         978      (2,374)
    Change in reinsurance recoverable
     with affiliate........................      (176)       (207)       (242)
    Investment (gains) losses, net.........        99          97          47
    Change in segregated cash and
     securities, net.......................       571        (272)       (170)
    Change in deferred policy acquisition
     costs.................................       (74)       (142)      2,861
    Change in future policy benefits.......      (384)        876       2,110
    Change in current and deferred income
     taxes.................................    (1,754)       (254)      1,226
    Real estate related write-off charges..        56          42           5
    Change in the fair value of the
     reinsurance contract asset............     4,297        (497)     (5,941)
    Amortization of deferred compensation..       159          22         418
    Amortization of deferred sales
     commission............................        41          40          38
    Amortization of reinsurance cost.......       280          47         211
    Other depreciation and amortization....       122         157         146
    Amortization of other intangibles......        24          24          24
    Other, net.............................       180        (122)        (76)
                                            ---------  ----------  ----------

  Net cash provided by (used in)
    operating activities...................       158        (780)       (938)
                                            ---------  ----------  ----------

  Cash flows from investing activities:
    Maturities and repayments of fixed
     maturities and mortgage loans on
     real estate...........................     3,691       3,551       3,435
    Sales of investments...................     3,442       1,951       1,141
    Purchases of investments...............    (7,956)     (7,893)     (7,970)
    Cash settlements related to
     derivative instruments................    (2,500)       (287)      1,429
    Change in short-term investments.......        --          34          16
    Decrease in loans to affiliates........         5           4          --
    Additional loans to affiliates.........       (56)         --          --
    Investment in capitalized software,
     leasehold improvements and EDP
     equipment.............................       (67)        (66)       (104)
    Other, net.............................        12          14          25
                                            ---------  ----------  ----------

  Net cash provided by (used in)
    investing activities...................    (3,429)     (2,692)     (2,028)
                                            ---------  ----------  ----------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                  (CONTINUED)

                                                2013      2012      2011
                                              --------  --------  --------
                                                      (IN MILLIONS)
    Cash flows from financing activities:
      Policyholders' account balances:
       Deposits.............................. $  5,469  $  5,437  $  4,461
       Withdrawals and transfers to
         Separate Accounts...................   (1,188)     (982)     (821)
      Change in short-term financings........      (55)     (122)      220
      Change in collateralized pledged
       liabilities...........................     (663)     (288)      989
      Change in collateralized pledged
       assets................................      (18)       (5)       99
      Repayment of Loans from Affiliates.....     (500)       --        --
      Capital contribution...................       --       195        --
      Shareholder dividends paid.............     (234)     (362)     (379)
      Repurchase of AllianceBernstein
       Holding units.........................     (113)     (238)     (221)
      Distribution to noncontrolling
       interest in consolidated subsidiaries.     (306)     (219)     (312)
      Other, net.............................       --        (9)        2
                                              --------  --------  --------

    Net cash provided by (used in)
      financing activities...................    2,392     3,407     4,038
                                              --------  --------  --------

    Change in cash and cash equivalents......     (879)      (65)    1,072
    Cash and cash equivalents, beginning of
      year...................................    3,162     3,227     2,155
                                              --------  --------  --------

    Cash and Cash Equivalents, End of Year... $  2,283  $  3,162  $  3,227
                                              ========  ========  ========

    Supplemental cash flow information:
      Interest Paid.......................... $     91  $    107  $    107
                                              ========  ========  ========
      Income Taxes (Refunded) Paid........... $   (214) $    271  $     36
                                              ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products and variable and fixed-interest annuity products principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2013 and 2012, the Company's economic interest in AllianceBernstein was 32.7% and 39.5%, respectively. At December 31, 2013 and 2012, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 63.7% and 65.5%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. Under U.S. GAAP, the accounting for these various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. Under U.S. GAAP, the GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Under U.S. GAAP, gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Accounting and Consolidation of VIE's

   At December 31, 2013 and 2012, respectively, the Insurance Group's General Account held $3 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2013 and 2012, respectively, as reported in the consolidated balance sheet, these investments included $3 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2013 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   For all new investment products and entities developed by AllianceBernstein (other than Collaterized Debt Obligations ("CDOs"), AllianceBernstein first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, AllianceBernstein then identifies the primary beneficiary of the VIE. If AllianceBernstein is deemed to be the primary beneficiary of the VIE, then AllianceBernstein and the Company consolidate the entity.

   AllianceBernstein provides seed capital to its investment teams to develop new products and services for their clients. AllianceBernstein's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. AllianceBernstein evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2013, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $26 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Consolidations

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2013", "2012" and "2011" refer to the years ended December 31, 2013, 2012 and 2011, respectively.

   Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance was effective for interim and annual periods beginning after December 31, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for interim and annual periods beginning after January 1, 2013 and was applied retrospectively to all comparative prior periods presented. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

      . Consider the receivable impaired when calculating the allowance for credit losses; and

      . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance is effective for annual periods beginning after December 15, 2014. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2013, the FASB issued new guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments in this guidance state that an unrecognized tax benefit, or a portion thereof, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. An exception to this guidance would be where a net operating loss carryforward or similar tax loss or credit carryforward would not be available under the tax law to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose. In such a case, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This guidance is effective for interim and annual periods beginning after December 15, 2013. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, (the "NYSDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2013 and 2012, the carrying value of COLI was $770 million and $715 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions, including net receipts and payments, are included in "Investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2013 and 2012, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $93 million and $0 million for commercial and $0 million and $2 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2013, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was

   9.0% (6.68)% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.68)% net of product weighted average Separate Account fees) and 0.0% (-2.32% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2013, current projections of future average gross market returns assume a 0.0% annualized return for the next seven quarters, which is the minimum limitations grading to a reversion to the mean of 9.0% in fifteen quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2013, the average rate of assumed investment yields, excluding policy loans, was 5.3% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2013, participating policies, including those in the Closed Block, represent approximately 5.2% ($21,194 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2013, 2012 and 2011, investment results of such Separate Accounts were gains (losses) of $19,022 million, $10,110 million and $(2,928) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2013 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2013. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS      GROSS
                                              AMORTIZED  UNREALIZED UNREALIZED               OTTI
                                                COST       GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ---------- ---------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   21,516  $   1,387  $     213  $  22,690    $     --
  U.S. Treasury, government and agency.......      3,584         22        477      3,129          --
  States and political subdivisions..........        444         35          2        477          --
  Foreign governments........................        392         46          5        433          --
  Commercial mortgage-backed.................        971         10        265        716          23
  Residential mortgage-backed/(1)/...........        914         34          1        947          --
  Asset-backed/(2)/..........................        132         11          3        140           4
  Redeemable preferred stock.................        883         55         51        887          --
                                              ----------  ---------  ---------  ---------    --------
   Total Fixed Maturities....................     28,836      1,600      1,017     29,419          27

Equity securities............................         37         --          3         34          --
                                              ----------  ---------  ---------  ---------    --------

Total at December 31, 2013................... $   28,873  $   1,600  $   1,020  $  29,453    $     27
                                              ==========  =========  =========  =========    ========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   20,854  $   2,364  $      20  $  23,198    $     --
  U.S. Treasury, government and agency.......      4,664        517          1      5,180          --
  States and political subdivisions..........        445         85         --        530          --
  Foreign governments........................        454         76         --        530          --
  Commercial mortgage-backed.................      1,175         16        291        900          13
  Residential mortgage-backed/(1)/...........      1,864         85         --      1,949          --
  Asset-backed/(2)/..........................        175         12          5        182           5
  Redeemable preferred stock.................      1,089         60         11      1,138          --
                                              ----------  ---------  ---------  ---------    --------
   Total Fixed Maturities....................     30,720      3,215        328     33,607          18

Equity securities............................         23          1         --         24          --
                                              ----------  ---------  ---------  ---------    --------

Total at December 31, 2012................... $   30,743  $   3,216  $     328  $  33,631    $     18
                                              ==========  =========  =========  =========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2013 and 2012, respectively, the Company had trading fixed maturities with an amortized cost of $243 million and $194 million and carrying values of $238 million and $202 million. Gross unrealized gains on trading fixed maturities were $2 million and $12 million and gross unrealized losses were $7 million and $4 million for 2013 and 2012, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2013 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2013

                                               Amortized
                                                 Cost     Fair Value
                                              ----------- ----------
                                                  (In Millions)
Due in one year or less...................... $       953  $     969
Due in years two through five................       7,786      8,387
Due in years six through ten.................      10,232     10,561
Due after ten years..........................       6,965      6,812
                                              -----------  ---------
   Subtotal..................................      25,936     26,729
Commercial mortgage-backed securities........         971        716
Residential mortgage-backed securities.......         914        947
Asset-backed securities......................         132        140
                                              -----------  ---------
Total........................................ $    27,953  $  28,532
                                              ===========  =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2013, 2012 and 2011:

                                                    DECEMBER 31,
                                              ------------------------
                                                2013     2012    2011
                                              --------  ------  ------
                                                    (IN MILLIONS)
Proceeds from sales.......................... $  3,220  $  139  $  340
                                              ========  ======  ======
Gross gains on sales......................... $     71  $   13  $    6
                                              ========  ======  ======
Gross losses on sales........................ $    (88) $  (12) $   (9)
                                              ========  ======  ======
Total OTTI................................... $    (81) $  (96) $  (36)
Non-credit losses recognized in OCI..........       15       2       4
                                              --------  ------  ------
Credit losses recognized in earnings (loss).. $    (66) $  (94) $  (32)
                                              ========  ======  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                         2013      2012
                                                                                       --------  --------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................ $   (372) $   (332)
Previously recognized impairments on securities that matured, paid, prepaid or sold...       67        54
Recognized impairments on securities
  impaired to fair value this period/(1)/.............................................       --        --
Impairments recognized this period on
  securities not previously impaired..................................................      (59)      (62)
Additional impairments this period on
  securities previously impaired......................................................       (6)      (32)
Increases due to passage of time on
  previously recorded credit losses...................................................       --        --
Accretion of previously recognized impairments due to increases in expected cash flows       --        --
                                                                                       --------  --------
Balances at December 31,.............................................................. $   (370) $   (372)
                                                                                       ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................ $   (28) $     (12)
   All other.................................     610      2,899
  Equity securities..........................      (3)         1
                                              -------  ---------
Net Unrealized Gains (Losses)................ $   579  $   2,888
                                              =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                     AOCI GAIN
                                                                                                       (LOSS)
                                              NET UNREALIZED                           DEFERRED      RELATED TO
                                                  GAINS                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS      DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -------  -------------  -----------  --------------

                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $        (12) $     1    $         4   $        2   $          (5)
Net investment gains (losses) arising during
  the period.................................            (14)      --             --           --             (14)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            (15)      --             --           --             (15)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        1             --           --               1
   Deferred income taxes.....................             --       --             --            3               3
   Policyholders liabilities.................             --       --              6           --               6
                                                ------------  -------    -----------   ----------   -------------
BALANCE, DECEMBER 31, 2013...................   $        (28) $     2    $        10   $        5   $         (11)
                                                ============  =======    ===========   ==========   =============

BALANCE, JANUARY 1, 2012.....................   $        (47) $     5    $         6   $       12   $         (24)
Net investment gains (losses) arising during
  the period.................................              5       --             --           --               5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             32       --             --           --              32
   Excluded from Net earnings (loss)/(1)/....             (2)      --             --           --              (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --       (4)            --           --              (4)
   Deferred income taxes.....................             --       --             --          (10)            (10)
   Policyholders liabilities.................             --       --             (2)          --              (2)
                                                ------------  -------    -----------   ----------   -------------
BALANCE, DECEMBER 31, 2012...................   $        (12) $     1    $         4   $        2   $          (5)
                                                ============  =======    ===========   ==========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                       AOCI GAIN
                                                                                                         (LOSS)
                                              NET UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                                  INCOME      NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS       DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------  -------------  -----------  ---------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $      2,900  $   (179)    $     (603)   $    (741) $         1,377
Net investment gains (losses) arising during
  the period.................................         (2,370)       --             --           --           (2,370)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             62        --             --           --               62
   Excluded from Net earnings (loss)/(1)/....             15        --             --           --               15
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        72             --           --               72
   Deferred income taxes.....................             --        --             --          651              651
   Policyholders liabilities.................             --        --            358           --              358
                                                ------------  --------     ----------    ---------  ---------------
BALANCE, DECEMBER 31, 2013...................   $        607  $   (107)    $     (245)   $     (90) $           165
                                                ============  ========     ==========    =========  ===============

BALANCE, JANUARY 1, 2012.....................   $      1,831  $   (207)    $     (385)   $    (433) $           806
Net investment gains (losses) arising during
  the period.................................          1,008        --             --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             59        --             --           --               59
   Excluded from Net earnings (loss)/(1)/....              2        --             --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        28             --           --               28
   Deferred income taxes.....................             --        --             --         (308)            (308)
   Policyholders liabilities.................             --        --           (218)          --             (218)
                                                ------------  --------     ----------    ---------  ---------------
BALANCE, DECEMBER 31, 2012...................   $      2,900  $   (179)    $     (603)   $    (741) $         1,377
                                                ============  ========     ==========    =========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 747 issues at December 31, 2013 and the 402 issues at December 31, 2012 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------

                                                                         (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate..................................   $  4,381    $  (187)   $    248    $   (26)   $  4,629  $    (213)
  U.S. Treasury, government and agency.......      2,645       (477)         --         --       2,645       (477)
  States and political subdivisions..........         36         (2)         --         --          36         (2)
  Foreign governments........................         68         (4)          7         (1)         75         (5)
  Commercial mortgage-backed.................         30         (5)        529       (260)        559       (265)
  Residential mortgage-backed................        260         (1)          1         --         261         (1)
  Asset-backed...............................          2         --          28         (3)         30         (3)
  Redeemable preferred stock.................        232        (49)         79         (2)        311        (51)
                                                --------    -------    --------    -------    --------  ---------

Total........................................   $  7,654    $  (725)   $    892    $  (292)   $  8,546  $  (1,017)
                                                ========    =======    ========    =======    ========  =========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate..................................   $    562    $    (5)   $    208    $   (15)   $    770  $     (20)
  U.S. Treasury, government and agency.......        513         (1)         --         --         513         (1)
  States and political subdivisions..........         20         --          --         --          20         --
  Foreign governments........................          6         --           2         --           8         --
  Commercial mortgage-backed.................          7         (3)        805       (288)        812       (291)
  Residential mortgage-backed................         27         --           1         --          28         --
  Asset-backed...............................          8         --          36         (5)         44         (5)
  Redeemable preferred stock.................        143         (1)        327        (10)        470        (11)
                                                --------    -------    --------    -------    --------  ---------

Total........................................   $  1,286    $   (10)   $  1,379    $  (318)   $  2,665  $    (328)
                                                ========    =======    ========    =======    ========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2013 and 2012 were $158 million and $138 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2013 and 2012, respectively, approximately $1,913 million and $2,095 million, or 6.6% and 6.8%, of the $28,836 million and $30,720 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $215 million and $224 million at December 31, 2013 and 2012, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2013 and 2012, respectively, the Company owned $10 million and $17 million in RMBS backed by subprime residential mortgage loans, and $8 million and $11 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2013, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2013 and 2012, respectively, the amortized cost of the Company's trading account securities was $4,225 million and $2,265 million with respective fair values of $4,221 million and $2,309 million. Also at December 31, 2013 and 2012, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $192 million and $58 million and costs of $183 million and $57 million as well as other equity securities with carrying values of $34 million and $24 million and costs of $37 million and $23 million.

   In 2013, 2012 and 2011, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $48 million, $69 million and $(42) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $135 million and $126 million at December 31, 2013 and 2012, respectively. Gross interest income on these loans included in net investment income (loss) totaled $2 million, $7 million and $7 million in 2013, 2012 and 2011, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $8 million and $7 million in 2013, 2012 and 2011, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 5, 2013. On October 10, 2013, this loan was further modified to interest only payments through June 5, 2014, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                  TROUBLED DEBT RESTRUCTURING - MODIFICATIONS
                               DECEMBER 31, 2013

                                              OUTSTANDING RECORDED INVESTMENT
                                     NUMBER  ----------------------------------
                                    OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                    -------- ---------------- -----------------
                                                   (DOLLARS IN MILLIONS)
Commercial mortgage loans..........        2              126               135

   There were no default payments on the above loans during 2013.

   There were no agricultural troubled debt restructuring mortgage loans in 2013.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2013, 2012 and 2011 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    34  $    32  $    18
   Charge-offs...............................      --       --       --
   Recoveries................................      (2)     (24)      (8)
   Provision.................................      10       26       22
                                              -------  -------  -------
Ending Balance, December 31,................. $    42  $    34  $    32
                                              =======  =======  =======

Ending Balance, December 31,:................
   Individually Evaluated for Impairment..... $    42  $    34  $    32
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2013, 2012 and 2011.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the loan-to-value and debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2013 and 2012, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2013

                                                         DEBT SERVICE COVERAGE RATIO
                                              --------------------------------------------------
                                                                                           LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
                                              --------- ------- -------- -------- ------- ------ --------
                                                                     (IN MILLIONS)
LOAN-TO-VALUE RATIO:/(2)/
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    285  $   -- $     -- $     --  $   36 $   -- $    321
  50% - 70%..................................       360     573      671      533     135     --    2,272
  70% - 90%..................................       116      --      313      240     105    219      993
  90% plus...................................       135      --       --       60      27     48      270
                                               --------  ------ -------- --------  ------ ------ --------

Total Commercial Mortgage Loans..............  $    896  $  573 $    984 $    833  $  303 $  267 $  3,856
                                               ========  ====== ======== ========  ====== ====== ========
AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    185  $   82 $    214 $    410  $  208 $   49 $  1,148
  50% - 70%..................................       127      50      193      164     149     39      722
  70% - 90%..................................        --      --       --       --      --     --       --
  90% plus...................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    312  $  132 $    407 $    574  $  357 $   88 $  1,870
                                               ========  ====== ======== ========  ====== ====== ========
TOTAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    470  $   82 $    214 $    410  $  244 $   49 $  1,469
  50% - 70%..................................       487     623      864      697     284     39    2,994
  70% - 90%..................................       116      --      313      240     105    219      993
  90% plus...................................       135      --       --       60      27     48      270
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans.........................  $  1,208  $  705 $  1,391 $  1,407  $  660 $  355 $  5,726
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

                                Mortgage Loans by Loan-to-Value and Debt Service
                                                 Coverage Ratios
                                                December 31, 2012

                                                            Debt Service Coverage Ratio
                                              --------------------------------------------------------
                                                                                                Less     Total
                                               Greater  1.8x to  1.5x to   1.2x to   1.0x to    than    Mortgage
                                              than 2.0x  2.0x     1.8x      1.5x      1.2x      1.0x     Loans
Loan-to-Value Ratio:/(2)/                     --------- -------- -------- ---------- -------- -------- ----------
Commercial Mortgage Loans/(1)/                                           (In Millions)
  0% - 50%...................................  $    269 $     21 $     -- $       -- $     27 $     -- $      317
  50% - 70%..................................       370       75      619        655       --       --      1,719
  70% - 90%..................................        61      102      235        445      131       15        989
  90% plus...................................        --       --       --        156       89      165        410
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Commercial Mortgage Loans..............  $    700 $    198 $    854 $    1,256 $    247 $    180 $    3,435
                                               ======== ======== ======== ========== ======== ======== ==========

Agricultural Mortgage Loans/(1)/
  0% - 50%...................................  $    179 $     84 $    211 $      308 $    177 $     49 $    1,008
  50% - 70%..................................       122       29      136        188      116       50        641
  70% - 90%..................................        --       --       --          1       --        8          9
  90% plus...................................        --       --       --         --       --       --         --
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Agricultural Mortgage Loans............  $    301 $    113 $    347 $      497 $    293 $    107 $    1,658
                                               ======== ======== ======== ========== ======== ======== ==========

Total Mortgage Loans/(1)/
  0% - 50%...................................  $    448 $    105 $    211 $      308 $    204 $     49 $    1,325
  50% - 70%..................................       492      104      755        843      116       50      2,360
  70% - 90%..................................        61      102      235        446      131       23        998
  90% plus...................................        --       --       --        156       89      165        410
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Mortgage Loans.........................  $  1,001 $    311 $  1,201 $    1,753 $    540 $    287 $    5,093
                                               ======== ======== ======== ========== ======== ======== ==========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2013 and 2012, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS



                                                                                                      TOTAL
                                               30-59   60-89       90 DAYS                          FINANCING
                                               DAYS    DAYS   OR (GREATER THAN)  TOTAL   CURRENT   RECEIVABLES
                                              ------- ------- ----------------- ------- --------- -------------
                                                                                   (IN MILLIONS)
DECEMBER 31, 2013
-----------------
  Commercial................................. $    -- $    --           $    -- $    -- $   3,856 $       3,856
  Agricultural...............................       5       4                14      23     1,847         1,870
                                              ------- -------           ------- ------- --------- -------------
TOTAL MORTGAGE LOANS......................... $     5 $     4           $    14 $    23 $   5,703 $       5,726
                                              ======= =======           ======= ======= ========= =============

December 31, 2012
-----------------
  Commercial................................. $    -- $    --           $    -- $    -- $   3,435 $       3,435
  Agricultural...............................       6       1                10      17     1,641         1,658
                                              ------- -------           ------- ------- --------- -------------
Total Mortgage Loans......................... $     6 $     1           $    10 $    17 $   5,076 $       5,093
                                              ======= =======           ======= ======= ========= =============

                                                     RECORDED
                                                    INVESTMENT
                                              (GREATER THAN) 90 DAYS
                                                       AND
                                                     ACCRUING
                                              ----------------------

DECEMBER 31, 2013
-----------------
  Commercial.................................              $      --
  Agricultural...............................                     14
                                                           ---------
TOTAL MORTGAGE LOANS.........................              $      14
                                                           =========

December 31, 2012
-----------------
  Commercial.................................              $      --
  Agricultural...............................                      9
                                                           ---------
Total Mortgage Loans.........................              $       9
                                                           =========

   The following table provides information relating to impaired loans at December 31, 2013 and 2012, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2013:
------------------
With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --     $        --  $       --
  Agricultural mortgage loans................         --         --         --               1          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $       -- $       -- $       --     $         1  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      135 $      135 $      (42)    $       139  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $      135 $      135 $      (42)    $       139  $        2
                                              ========== ========== ==========     ===========  ==========

December 31, 2012:
------------------
With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --     $        --  $       --
  Agricultural mortgage loans................          2          2         --               3          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $        2 $        2 $       --     $         3  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      170 $      170 $      (34)    $       178  $       10
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $      170 $      170 $      (34)    $       178  $       10
                                              ========== ========== ==========     ===========  ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,596 million and $1,520 million, respectively, at December 31, 2013 and 2012. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $3 million and $0 million, respectively, at December 31, 2013 and 2012. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $206 million, $170 million and $179 million, respectively, for 2013, 2012 and 2011.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (6 and 3 individual ventures at December 31, 2013 and 2012, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                               DECEMBER 31,
                                              ---------------
                                               2013    2012
                                              ------- -------

                                               (IN MILLIONS)

BALANCE SHEETS
Investments in real estate, at depreciated
  cost....................................... $   231 $   233
Investments in securities, generally at fair
  value......................................     482      54
Cash and cash equivalents....................       7       8
Other assets.................................      14      14
                                              ------- -------
Total Assets................................. $   734 $   309
                                              ======= =======

Borrowed funds-third party................... $   159 $   162
Other liabilities............................      10      11
                                              ------- -------
Total liabilities............................     169     173
                                              ------- -------
Partners' capital............................     565     136
                                              ------- -------
Total Liabilities and Partners' Capital...... $   734 $   309
                                              ======= =======

The Company's Carrying Value in These
  Entities Included Above.................... $   216 $    63
                                              ======= =======


                                               2013   2012    2011
                                              ------ ------ --------

                                                  (IN MILLIONS)

STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....... $   25 $   26 $    111
Net revenues of other limited partnership
  interests..................................     11      3        6
Interest expense-third party.................     --     --     (21)
Other expenses...............................   (22)   (19)     (61)
                                              ------ ------ --------
Net Earnings (Loss).......................... $   14 $   10 $     35
                                              ====== ====== ========

The Company's Equity in Net Earnings (Loss)
  of These Entities Included Above........... $    9 $   18 $     20
                                              ====== ====== ========

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYSDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and other features is that under-performance of the financial markets could result in the GIB and GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its outlook for future interest rate scenarios for some variable annuities with hedged GMDB and GMIB guarantees, as measured under AXA Equitable's economic hedging framework, leading to a reduction in AXA Equitable's estimate of its interest rate exposure. The reduced interest rate exposure led to AXA Equitable reducing the size of its interest rate hedges, as well as a change to the maturity profile of the hedge instruments. In addition, AXA Equitable began to fully unwind its swap and swaption positions hedging exposure to interest rate volatility completing a full unwind of the related GMDB and GMIB position in the first quarter 2013, and completing the full unwind of swaps and swaptions in the second quarter 2013.

   The Company periodically, including during 2013, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   Derivatives utilized to hedge crediting exposure on SCS, SIO, MSO and IUL products/investment options

   The Company also uses equity index options on the S&P 500, Russell 2000, Morgan Stanley Capital International ("MSCI"), Europe, Australasia and Far East ("EAFE"), MSCI Emerging Markets ("EM") and NASDAQ indices as well as options on Gold, Oil and a Real Estate index for the purpose of hedging crediting rate exposure in its Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. This involves entering into a package of calls and/or put options whose payoff mimics the crediting rate embedded in individual segments of the products. For the SCS variable annuity product, a portion of the exposure is hedged using asset swaps.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company uses swaptions and swaps to reduce the risk associated with interest margins on these interest-sensitive contracts. At December 31, 2013, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's investments in Separate Accounts

   The Company's General Account investment in Separate Account equity funds exposes the Company to equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps. Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of credit default swaps exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these credit default swaps. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") as General Account investments, and simultaneously enters into asset swap contracts ("ASW"), to result in payment of the variable principal at maturity and semi-annual coupons of the TIPS to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These swap contracts, when considered in combination with the TIPS, together result in a net position that is intended to replicate a fixed-coupon cash bond with a yield higher than a term-equivalent US Treasury bond.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2013

                                                              FAIR VALUE
                                                        -----------------------
                                                                                GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              --------- ----------- ----------- ---------------
                                                                (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   4,935  $       --  $        3   $      (1,434)
  Swaps......................................     1,293          --          51            (316)
  Options....................................     7,506       1,056         593             366

Interest rate contracts:/(1)/
  Floors.....................................     2,400         193          --              (5)
  Swaps......................................     9,823         216         212          (1,010)
  Futures....................................    10,763          --          --            (314)
  Swaptions..................................        --          --          --            (154)

Credit contracts:/(1)/
  Credit default swaps.......................       342          10           1               4

Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       112           1           1              (3)
                                                                                  -------------
   NET INVESTMENT INCOME (LOSS)..............                                            (2,866)
                                                                                  -------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --       6,746          --          (4,297)
GIB and GWBL and other features/(2)/.........        --          --          --             265
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --         346            (429)
                                              ---------  ----------  ----------   -------------

Balances, December 31, 2013.................. $  37,174  $    8,222  $    1,207   $      (7,327)
                                              =========  ==========  ==========   =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO are reported in Policyholders' account balances; MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2012

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (In Millions)
Freestanding derivatives:....................
Equity contracts:/(1)/
  Futures.................................... $  6,189  $       --   $       2   $      (1,058)
  Swaps......................................      965           2          56            (320)
  Options....................................    3,492         443         219              66

Interest rate contracts:/(1)/
  Floors.....................................    2,700         291          --              68
  Swaps......................................   18,239         554         353             402
  Futures....................................   14,033          --          --              84
  Swaptions..................................    7,608         502          --            (220)

Other freestanding contracts:/(1)/
  Foreign currency contracts.................       81           1          --              --
                                                                                 -------------
   Net investment income (loss)..............                                             (978)
                                                                                 -------------

Embedded derivatives:
GMIB reinsurance contracts...................       --      11,044          --             497
GIB and GWBL and other features/(2)/.........       --          --         265              26
                                              --------  ----------   ---------   -------------

Balances, December 31, 2012.................. $ 53,307  $   12,837   $     895   $        (455)
                                              ========  ==========   =========   =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.

   At December 31, 2013, the Company had open exchange-traded futures positions on the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $194 million. At December 31, 2013, the Company had exchange-traded futures positions on the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, and on Eurodollars futures, having initial margin requirements of $58 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, Topix and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, and Yen/U.S. dollar having initial margin requirements of $6 million. All outstanding equity-based and treasury futures contracts at December 31, 2013 are exchange-traded and net settled daily in cash. Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in over-the-counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements. The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   Under the ISDA Master Agreement, the Company generally has executed a Credit Support Annex ("CSA") with each of its OTC derivative counterparties that require both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as earlier described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2013 and 2012, respectively, the Company held $607 million and $1,165 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2013 and 2012, respectively, were $42 million and $5 million, for which the Company posted collateral of $35 million and $5 million at December 31, 2013 and 2012, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   On June 10, 2013, new derivative regulations under Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act went into effect, requiring financial entities, including U.S. life insurers, to clear newly executed OTC interest rate swaps with central clearing houses, and to post larger sums of higher quality collateral, among other provisions. Counterparties subject to these new regulations are required to post initial margin to the clearing house as well as variation margin to cover any daily negative mark-to-market movements in the value of newly executed OTC interest rate swap contracts. Centrally cleared OTC interest rate swap contracts, protected by initial margin requirements and higher quality collateral-eligible assets, are expected to reduce the risk of loss in the event of counterparty default. The Company has counterparty exposure to the clearing house and its clearing broker for futures and OTC derivative contracts. Since the introduction of these new derivative regulations, there have been no significant impacts from the Company's compliance as existing derivative positions are grandfathered. Similarly, the Company does not expect the new regulations to materially increase the amount or change the quality of collateral that otherwise would have been imposed directly with its counterparties under CSAs.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2013.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2013

                                                               GROSS
                                                 GROSS        AMOUNTS       NET AMOUNTS
                                                AMOUNTS    OFFSET IN THE  PRESENTED IN THE
                                               RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ------------ -------------- ----------------

                                                             (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      1,056   $        642   $          414
Interest rate contracts......................          344            211              133
Credit contracts.............................            9             --                9
                                              ------------   ------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        1,409            853              556
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           64             --               64
                                              ------------   ------------   --------------
  Total Derivatives..........................        1,473            853              620
Other financial instruments..................          733             --              733
                                              ------------   ------------   --------------
  Other invested assets...................... $      2,206   $        853   $        1,353
                                              ============   ============   ==============

LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................. $        642   $        642   $           --
Interest rate contracts......................          211            211               --
Credit contracts.............................           --             --               --
                                              ------------   ------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................          853            853               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           --             --               --
                                              ------------   ------------   --------------
  Total Derivatives..........................          853            853               --
Other financial liabilities..................        2,653             --            2,653
                                              ------------   ------------   --------------
  Other liabilities.......................... $      3,506   $        853   $        2,653
                                              ============   ============   ==============

  /(1)/Excludes Investment Management segment's $3 million net derivative assets and $84 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $8 million net derivative liability and $65 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2013.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2013

                                                                  COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     -----------------------------
                                              PRESENTED IN THE    FINANCIAL                         NET
                                               BALANCE SHEETS    INSTRUMENTS        CASH          AMOUNTS
                                              ----------------  -------------  --------------  -------------

                                                                      (IN MILLIONS)

Counterparty A...............................    $          46  $          --  $          (46) $          --
Counterparty B...............................               17             --             (17)            --
Counterparty C...............................               28             --             (28)            --
Counterparty D...............................              175             --            (175)            --
Counterparty E...............................               47             --             (47)            --
Counterparty F...............................              (28)            --              28             --
Counterparty G...............................              134           (134)             --             --
Counterparty H...............................                4             --              (4)            --
Counterparty I...............................               (2)            --               2             --
Counterparty J...............................              (12)            --              12             --
Counterparty K...............................               41             --             (38)             3
Counterparty L...............................               72             --             (69)             3
Counterparty M...............................               30             --             (30)            --
Counterparty N...............................               64             --              --             64
Counterparty Q...............................                4             --              (4)            --
                                                 -------------  -------------  --------------  -------------
  Total Derivatives..........................    $         620  $        (134) $         (416) $          70
Other financial instruments..................              733             --              --            733
                                                 -------------  -------------  --------------  -------------
  Other invested assets......................    $       1,353  $        (134) $         (416) $         803
                                                 =============  =============  ==============  =============

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2012.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2012

                                                              Gross
                                                Gross        Amounts       Net Amounts
                                               Amounts    Offset in the  Presented in the
                                              Recognized  Balance Sheets  Balance Sheets
                                              ----------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $       444 $          272  $           172
Interest rate contracts......................       1,251            351              900
                                              ----------- --------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................       1,695            623            1,072
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          96             --               96
                                              ----------- --------------  ---------------
  Total Derivatives..........................       1,791            623            1,168
Other financial instruments..................         660             --              660
                                              ----------- --------------  ---------------
  Other invested assets...................... $     2,451 $          623  $         1,828
                                              =========== ==============  ===============

LIABILITIES/(2)/.............................
Description
Derivatives:
Equity contracts............................. $       272 $          272  $            --
Interest rate contracts......................         351            351               --
                                              ----------- --------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................         623            623               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          --             --               --
                                              ----------- --------------  ---------------
  Total Derivatives..........................         623            623               --
Other financial liabilities..................       3,503             --            3,503
                                              ----------- --------------  ---------------
  Other liabilities.......................... $     4,126 $          623  $         3,503
                                              =========== ==============  ===============

  /(1)/Excludes Investment Management segment's $2 million net derivative assets and $106 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $7 million net derivative liability and $13 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2012.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2012

                                                                Collateral (Received)/Held
                                                Net Amounts     -------------------------
                                              Presented in the    Financial                  Net
                                               Balance Sheets    Instruments      Cash     Amounts
                                              ----------------  ------------    -------    --------
                                                                (In Millions)
Counterparty A............................... $             30  $         --    $   (30)   $     --
Counterparty B...............................               32            --        (29)          3
Counterparty C...............................               55            --        (55)         --
Counterparty D...............................              310            --       (310)         --
Counterparty E...............................               38            --        (38)         --
Counterparty F...............................              326            --       (326)         --
Counterparty G...............................               55            --        (55)         --
Counterparty H...............................               (5)           --          5          --
Counterparty I...............................               98            --        (98)         --
Counterparty J...............................               19            --        (19)         --
Counterparty K...............................               15            --         (3)         12
Counterparty L...............................               48           (46)        --           2
Counterparty M...............................               51            --        (51)         --
Counterparty N...............................               96            --         --          96
                                              ----------------    ------------    -------  --------
  Total Derivatives.......................... $          1,168  $        (46)   $(1,009)   $    113
Other financial instruments..................              660            --         --         660
                                              ----------------    ------------    -------  --------
  Other invested assets...................... $          1,828  $        (46)   $(1,009)   $    773
                                              ================    ============    =======  ========

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                2013     2012      2011
                                              -------  --------  --------

                                                     (IN MILLIONS)

Fixed maturities............................. $ 1,462  $  1,529  $  1,555
Mortgage loans on real estate................     284       264       241
Equity real estate...........................       1        14        19
Other equity investments.....................     234       189       116
Policy loans.................................     219       226       229
Short-term investments.......................       1        15         5
Derivative investments.......................  (2,866)     (978)    2,374
Broker-dealer related receivables............      14        14        13
Trading securities...........................      48        85       (29)
Other investment income......................      34        33        37
                                              -------  --------  --------
  Gross investment income (loss).............    (569)    1,391     4,560
Investment expenses..........................     (57)      (50)      (55)
Interest expense.............................      (3)       (3)       (3)
                                              -------  --------  --------
Net Investment Income (Loss)................. $  (629) $  1,338  $  4,502
                                              =======  ========  ========

   For 2013, 2012 and 2011, respectively, Net investment income (loss) from derivatives included $(2,829) million, $(232) million and $1,303 million of realized gains (losses) on contracts closed during those periods and $(37) million, $(746) million and $1,071 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2013    2012    2011
                                              ------  ------  ------
                                                   (IN MILLIONS)

Fixed maturities............................. $  (75) $  (89) $  (29)
Mortgage loans on real estate................     (7)     (7)    (14)
Other equity investments.....................    (17)    (13)     (4)
Other........................................     --      12      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (99) $  (97) $  (47)
                                              ======  ======  ======

   For 2013, 2012 and 2011, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $8 million, $6 million and $10 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,504 million and $3,472 million at December 31, 2013 and 2012, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2013 and 2012, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $583 million and $561 million at December 31, 2013 and 2012, respectively and the accumulated amortization of these intangible assets was $384 million and $360 million at December 31, 2013 and 2012, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $23 million for 2013, 2012 and 2011, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $25 million.

   At December 31, 2013 and 2012, respectively, net deferred sales commissions totaled $71 million and $95 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2013 net asset balance for each of the next five years is $29 million, $20 million, $15 million, $5 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2013, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   On December 12, 2013, AllianceBernstein acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2013, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AllianceBernstein made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services reach $5 billion on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AllianceBernstein also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AllianceBernstein recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $163 million and $237 million at December 31, 2013 and 2012, respectively. Amortization of capitalized software in 2013 was $119 million including $45 million of accelerated amortization and in 2012 and 2011 amortization of capitalized software was $77 million and $81 million respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                    DECEMBER 31,
                                              -------------------------
                                                  2013         2012
                                              ------------ ------------
                                                    (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $      7,716 $      7,942
Policyholder dividend obligation.............          128          373
Other liabilities............................          144          192
                                              ------------ ------------
Total Closed Block liabilities...............        7,988        8,507
                                              ------------ ------------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,987 and
  $5,245)....................................        5,232        5,741
Mortgage loans on real estate................        1,343        1,255
Policy loans.................................          949        1,026
Cash and other invested assets...............           48           30
Other assets.................................          186          204
                                              ------------ ------------
Total assets designated to the Closed Block..        7,758        8,256
                                              ------------ ------------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......          230          251
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of deferred income tax (expense)
   benefit of $(45) and $(47) and
   policyholder dividend obligation of
   $(128) and $(373).........................           83           87
                                              ------------ ------------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $        313 $        338
                                              ============ ============

   AXA Equitable's Closed Block revenues and expenses follow:

                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
REVENUES:
Premiums and other income.................... $      286  $      316  $      354
Investment income (loss).....................        402         420         438
Net investment gains (losses)................        (11)         (9)        (10)
                                              ----------  ----------  ----------
Total revenues...............................        677         727         782
                                              ----------  ----------  ----------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........        637         724         757
Other operating costs and expenses...........          1          --           2
                                              ----------  ----------  ----------
Total benefits and other deductions..........        638         724         759
                                              ----------  ----------  ----------
Net revenues, before income taxes............         39           3          23
Income tax (expense) benefit.................        (14)         (1)         (8)
                                              ----------  ----------  ----------
Net Revenues (Losses)........................ $       25  $        2  $       15
                                              ==========  ==========  ==========

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              --------  ------
                                               (IN MILLIONS)

Balances, beginning of year.................. $    373  $  260
Unrealized investment gains (losses).........     (245)    113
                                              --------  ------
Balances, End of year........................ $    128  $  373
                                              ========  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              --------  --------
                                                 (IN MILLIONS)

Balance, beginning of year................... $    621  $    718
Contractholder bonus interest credits
  deferred...................................       18        30
Amortization charged to income...............     (121)     (127)
                                              --------  --------
Balance, End of Year......................... $    518  $    621
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2013 and 2012, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2013

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  ---------  -------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  22,400  $    291 $   22,691
   U.S. Treasury, government and agency.......         --      3,129        --      3,129
   States and political subdivisions..........         --        431        46        477
   Foreign governments........................         --        433        --        433
   Commercial mortgage-backed.................         --         16       700        716
   Residential mortgage-backed/(1)/...........         --        943         4        947
   Asset-backed/(2)/..........................         --         56        83        139
   Redeemable preferred stock.................        216        656        15        887
                                               ----------  ---------  -------- ----------
     Subtotal.................................        216     28,064     1,139     29,419
                                               ----------  ---------  -------- ----------
  Other equity investments....................        233          9        52        294
  Trading securities..........................        529      3,692        --      4,221
  Other invested assets:
   Short-term investments.....................         --         99        --         99
   Swaps......................................         --        (45)       --        (45)
   Credit Default Swaps.......................         --          9        --          9
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        463        --        463
   Floors.....................................         --        193        --        193
   Swaptions..................................         --         --        --         --
                                               ----------  ---------  -------- ----------
     Subtotal.................................         (2)       719        --        717
                                               ----------  ---------  -------- ----------
Cash equivalents..............................      1,310         --        --      1,310
Segregated securities.........................         --        981        --        981
GMIB reinsurance contracts....................         --         --     6,747      6,747
Separate Accounts' assets.....................    105,579      2,948       237    108,764
                                               ----------  ---------  -------- ----------
   Total Assets............................... $  107,865  $  36,413  $  8,175 $  152,453
                                               ==========  =========  ======== ==========

LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     -- $       --
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        346        --        346
                                               ----------  ---------  -------- ----------
   Total Liabilities.......................... $       --  $     346  $     -- $      346
                                               ==========  =========  ======== ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2012

                                                 Level 1    Level 2   Level 3     Total
                                               ----------  --------- --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $        6  $  22,837 $     355 $   23,198
   U.S. Treasury, government and agency.......         --      5,180        --      5,180
   States and political subdivisions..........         --        480        50        530
   Foreign governments........................         --        511        19        530
   Commercial mortgage-backed.................         --         --       900        900
   Residential mortgage-backed/(1)/...........         --      1,940         9      1,949
   Asset-backed/(2)/..........................         --         69       113        182
   Redeemable preferred stock.................        242        881        15      1,138
                                               ----------  --------- --------- ----------
     Subtotal.................................        248     31,898     1,461     33,607
                                               ----------  --------- --------- ----------
  Other equity investments....................         78         --        77        155
  Trading securities..........................        446      1,863        --      2,309
  Other invested assets:
   Short-term investments.....................         --         98        --         98
   Swaps......................................         --        148        --        148
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        224        --        224
   Floors.....................................         --        291        --        291
   Swaptions..................................         --        502        --        502
                                               ----------  --------- --------- ----------
     Subtotal.................................         (2)     1,263        --      1,261
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,289         --        --      2,289
Segregated securities.........................         --      1,551        --      1,551
GMIB reinsurance contracts....................         --         --    11,044     11,044
Separate Accounts' assets.....................     90,751      2,775       224     93,750
                                               ----------  --------- --------- ----------
   Total Assets............................... $   93,810  $  39,350 $  12,806 $  145,966
                                               ==========  ========= ========= ==========

LIABILITIES
GWBL and other features' liability............ $       --  $      -- $     265 $      265
                                               ----------  --------- --------- ----------
   Total Liabilities.......................... $       --  $      -- $     265 $      265
                                               ==========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2013 and 2012, respectively, the fair value of public fixed maturities is approximately $21,671 million and $25,591 million or approximately 15.0% and 19.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2013 and 2012, respectively, the fair value of private fixed maturities is approximately $7,748 million and $8,016 million or approximately 5.4% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2013 and 2012, respectively, the net fair value of freestanding derivative positions is approximately $617 million and $1,163 million or approximately 86.1% and 92.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $0.4 million at December 31, 2013 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2013.

   At December 31, 2013 and 2012, respectively, investments classified as Level 1 comprise approximately 74.5% and 70.3% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2013 and 2012, respectively, investments classified as Level 2 comprise approximately 24.5% and 28.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2013 and 2012, respectively, approximately $970 million and $1,966 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company currently offers indexed investment options in the SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO investment option available in some life contracts. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2013 and 2012, respectively, investments classified as Level 3 comprise approximately 1.0% and 1.3% of assets measured at fair value on a recurring basis and primarily include CMBS and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2013 and 2012, respectively, were approximately $150 million and $222 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $787 million and $1,021 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2013 and 2012, respectively. At June 30, 2013, the Company changed its methodology for measuring the fair value of CMBS securities below the senior AAA tranche from a risk-adjusted present value technique to pricing obtained from an independent valuation service vendor as returning liquidity in CMBS markets contributed to the availability of more reliable and representative measures of fair value. In applying the risk-adjusted present value technique in periods prior to June 30, 2013, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $133 million and $447 million at December 31, 2013 and 2012, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2013. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   In 2013, AFS fixed maturities with fair values of $37 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $20 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2013. In 2013, one of the Company's private securities went public and as a result, $20 million was transferred from a Level 3 classification to a Level 1 classification. In 2013, $9 million was transferred from a Level 3 to a Level 2 classification due to merger of one of the private securities with a public company that had a trading restriction period at December 31, 2013.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2013 and 2012, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                           STATE AND
                                                           POLITICAL             COMMERCIAL  RESIDENTIAL
                                                             SUB-      FOREIGN   MORTGAGE-    MORTGAGE-     ASSET-
                                                CORPORATE  DIVISIONS    GOVTS      BACKED      BACKED       BACKED
                                                ---------  ---------  ---------  ----------  -----------  ---------

                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2013....................... $     355  $      50  $      19  $      900    $       9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --         --          --           --         --
     Investment gains (losses), net............         5         --         --         (68)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
       Subtotal................................         7         --         --         (68)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
   Other comprehensive income (loss)...........        (1)        (3)        (2)         13           (1)         3
Purchases......................................        70         --         --          31           --         --
Issuances......................................        --         --         --          --           --         --
Sales..........................................     (150)        (1)       (17)       (160)          (4)       (22)
Settlements....................................        --         --         --          --           --         --
Transfers into Level 3/(1)/....................        20         --         --          --           --         --
Transfers out of Level 3/(1)/..................      (10)         --         --        (16)           --       (11)
                                                ---------  ---------  ---------  ----------    ---------  ---------
BALANCE, DECEMBER 31, 2013..................... $     291  $      46  $      --  $      700    $       4  $      83
                                                =========  =========  =========  ==========    =========  =========

BALANCE, JANUARY 1, 2012....................... $     432  $      53  $      22  $      902    $      14  $     172
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --         --           2           --         --
     Investment gains (losses), net............         4         --         --        (105)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
       Subtotal................................ $       6  $      --  $      --  $     (103)   $      --  $      --
                                                ---------  ---------  ---------  ----------    ---------  ---------
   Other comprehensive income (loss)...........        15         (1)        --         128           --          4
Purchases......................................        --         --         --          --           --         --
Sales..........................................       (47)        (2)        --         (27)          (5)       (25)
Transfers into Level 3/(1)/....................        17         --         --          --           --         --
Transfers out of Level 3/(1)/..................       (68)        --         (3)         --           --        (38)
                                                ---------  ---------  ---------  ----------    ---------  ---------
BALANCE, DECEMBER 31, 2012..................... $     355  $      50  $      19  $      900    $       9  $     113
                                                =========  =========  =========  ==========    =========  =========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 REDEEM-                                                      GWBL
                                                  ABLE         OTHER        OTHER       GMIB      SEPARATE  AND OTHER
                                                PREFERRED     EQUITY       INVESTED  REINSURANCE  ACCOUNTS  FEATURES
                                                  STOCK   INVESTMENTS/(1)/  ASSETS      ASSET      ASSETS   LIABILITY
                                                --------- ---------------  --------  -----------  --------  ---------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2013.......................  $     15    $         77  $     --  $    11,044  $    224  $     265
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              10        --           --        --         --
     Investment gains (losses), net............        --              (7)       --           --        10         --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --              --        --       (4,496)       --         --
     Policyholders' benefits...................        --              --        --           --        --       (351)
                                                 --------    ------------  --------  -----------  --------  ---------
       Subtotal................................        --               3        --       (4,496)       10       (351)
                                                 --------    ------------  --------  -----------  --------  ---------
   Other comprehensive income (loss)...........        --              --        --           --        (1)        --
Purchases......................................        --               4        --          237         6         86
Issuances......................................        --              --        --           --        --         --
Sales..........................................        --              (3)       --          (38)       (3)        --
Settlements....................................        --              --        --           --        (2)        --
Transfers into Level 3/(2)/....................        --              --        --           --         3         --
Transfers out of Level 3/(2)/..................        --             (29)       --           --        --         --
                                                 --------    ------------  --------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2013.....................  $     15    $         52  $     --  $     6,747  $    237  $      --
                                                 ========    ============  ========  ===========  ========  =========

BALANCE, JANUARY 1, 2012.......................  $     14    $         77  $     (2) $    10,547  $    215  $     291
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              --        --           --        --         --
     Investment gains (losses), net............        --              --        --           --         8         --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --              --        --          315        --         --
     Policyholders' benefits...................        --              --        --           --        --        (77)
                                                 --------    ------------  --------  -----------  --------  ---------
       Subtotal................................  $     --    $         --  $     --  $       315  $      8  $     (77)
                                                 --------    ------------  --------  -----------  --------  ---------
   Other comprehensive income (loss)...........         1              --         2           --        --         --
Purchases......................................        --              --        --          182         6         51
Sales..........................................        --              --        --           --        (2)        --
Settlements....................................        --              --        --           --        (3)        --
Transfers into Level 3/(2)/....................        --              --        --           --        --         --
                                                 --------    ------------  --------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2012.....................  $     15    $         77  $     --  $    11,044  $    224  $     265
                                                 ========    ============  ========  ===========  ========  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2013 and 2012 by category for Level 3 assets and liabilities still held at December 31, 2013 and 2012, respectively:

                                                              EARNINGS (LOSS)
                                                ------------------------------------------
                                                                             INCREASE
                                                   NET                   (DECREASE) IN THE
                                                INVESTMENT  INVESTMENT     FAIR VALUE OF             POLICY-
                                                  INCOME       GAINS        REINSURANCE              HOLDERS'
                                                  (LOSS)   (LOSSES), NET     CONTRACTS        OCI    BENEFITS
                                                ---------- ------------- -----------------  -------  --------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2013
STILL HELD AT DECEMBER 31, 2013:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $      --    $       --   $            --  $    (2)  $    --
     State and political subdivisions..........         --            --                --       (4)       --
     Foreign governments.......................         --            --                --       --        --
     Commercial mortgage-backed................         --            --                --        6        --
     Asset-backed..............................         --            --                --        4        --
     Other fixed maturities,
       available-for-sale......................         --            --                --       --        --
                                                 ---------    ----------   ---------------  -------   -------
       Subtotal................................  $      --    $       --   $            --  $     4   $    --
                                                 ---------    ----------   ---------------  -------   -------
   GMIB reinsurance contracts..................         --            --            (4,297)      --        --
   Separate Accounts' assets...................         --            10                --       --        --
   GWBL and other features' liability..........         --            --                --       --      (265)
                                                 ---------    ----------   ---------------  -------   -------
       Total...................................  $      --    $       10   $        (4,297) $     4   $  (265)
                                                 =========    ==========   ===============  =======   =======

Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $      --    $       --   $            --  $    14   $    --
     State and political subdivisions..........         --            --                --       (1)       --
     Foreign governments.......................         --            --                --        1        --
     Commercial mortgage-backed................         --            --                --      124        --
     Asset-backed..............................         --            --                --        3        --
     Other fixed maturities,
       available-for-sale......................         --            --                --       --        --
                                                 ---------    ----------   ---------------  -------   -------
       Subtotal................................  $      --    $       --   $            --  $   141   $    --
                                                 ---------    ----------   ---------------  -------   -------
   GMIB reinsurance contracts                           --            --               497       --        --
   Separate Accounts' assets                            --             8                --       --        --
   GWBL and other features' liability                   --            --                --       --        26
                                                 ---------    ----------   ---------------  -------   -------
       Total...................................  $      --    $        8   $           497  $   141   $    26
                                                 =========    ==========   ===============  =======   =======

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2013 and 2012, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2013

                                 FAIR         VALUATION                   SIGNIFICANT
                                 VALUE        TECHNIQUE                UNOBSERVABLE INPUT               RANGE
                                ------- ---------------------- ---------------------------------- -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    54 Matrix pricing model    Spread over the industry-specific
                                                                            benchmark yield curve 125 BPS - 550 BPS
-------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.       1 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve      45 BPS
-------------------------------------------------------------------------------------------------------------------

   Asset-backed................       7 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve 30 BPS - 687 BPS
-------------------------------------------------------------------------------------------------------------------

   Other equity investments....      52 Market comparable                        Revenue multiple
                                          companies                                  R&D multiple
                                                                                    Discount rate    1.2X - 4.9X
                                                                                   Discount years   1.1X - 17.1X
                                                                                                        18.0%
                                                               Discount for lack of marketability         1
                                                                                 and risk factors     50% - 60%
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     215 Third party appraisal                 Capitalization rate       5.4%
                                                                         Exit capitalization rate       6.4%
                                                                                    Discount rate       7.4%

                                     11 Discounted cash flow                     Spread over U.S.
                                                                                   Treasury curve 256 BPS - 434 BPS
                                                                                   Inflation rate    0.0% - 2.3%
                                                                                  Discount factor    3.3% - 6.8%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....   6,747 Discounted Cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal rates    0.2% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 15.0%
                                                                             Non-performance risk  7 BPS - 21 BPS
                                                                        Volatility rates - Equity   20.0% - 33.0%
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................      61 Discounted Cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal rates    0.0% - 7.0%
                                                                        Volatility rates - Equity   20.0% - 33.0%
-------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2012

                                 Fair         Valuation                   Significant
                                 Value        Technique                Unobservable Input               Range
                                ------- ---------------------- ---------------------------------- -----------------
                                                              (In Millions)
Assets:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    94 Matrix pricing model
                                                                Spread over the industry-specific
                                                                            benchmark yield curve 125 bps - 650 bps
-------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..     889 Discounted Cash flow                Constant default rate   3.0% - 25.0%
                                                                           Probability of default       55.0%
                                                                                    Loss severity       49.0%
                                                                                    Discount rate  3.72% - 13.42%
-------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.       1 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve      46 bps
-------------------------------------------------------------------------------------------------------------------

   Asset-backed................       8 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve 30 bps - 695 bps
-------------------------------------------------------------------------------------------------------------------

   Other equity investments....      38 Market comparable                        Revenue multiple
                                          companies                                  R&D multiple   0.6x - 62.5x
                                                                                    Discount rate   1.0x - 30.6x
                                                                                   Discount years       18.0%
                                                               Discount for lack of marketability       1 - 2
                                                                                 and risk factors   40.0% - 60.0%
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     194 Third party appraisal                 Capitalization rate       5.5%
                                                                         Exit capitalization rate       6.6%
                                                                                    Discount rate       7.7%

                                     22 Discounted cash flow                     Spread over U.S.
                                                                                   Treasury curve 275 bps - 586 bps
                                                                                   Inflation rate    2.0% - 3.0%
                                                                                  Discount factor    1.0% - 2.0%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  11,044 Discounted cash flow                          Lapse Rates    1.5% - 8.0%
                                                                                 Withdrawal Rates    0.2% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 15.0%
                                                                             Non-performance risk  13 bps - 45 bps
                                                                        Volatility rates - Equity   24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------

Liabilities:
GMWB/GWBL/(1)/.................     205 Discounted cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal Rates    0.0% - 7.0%
                                                                        Volatility rates - Equity   24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2013 and 2012, respectively, are approximately $1,088 million and $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 76.2% and 29.3% of total assets classified as Level 3 and represent only 0.8% and 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above at December 31, 2013 and 2012, respectively, are approximately $54 million and $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 that is determined by application of a matrix pricing model, representing approximately 18.6% and 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   At December 31, 2012, CMBS classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities. At December 31, 2013, all CMBS securities were valued using prices obtained from an independent valuation service vendor and therefore excluded from the quantitative disclosures discussed above.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2013 and 2012, are approximately 25.0% and 11.1%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2013 and 2012, are approximately 8.4% and 7.1%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2013 and 2012, respectively, are approximately $30 million and $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2013 and 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $10 million and $12 million.

   Separate Accounts' assets classified as Level 3 at December 31, 2013 and 2012, respectively, primarily consist of private equity investments with fair value of approximately $215 million and $198 million, including approximately $219 million and $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $7 million and $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million and $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment at December 31, 2013 and 2012, respectively. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2013 and 2012, respectively, consist of mortgage- and asset-backed securities with fair values of approximately $3 million, $7 million, $4 million and $4 million and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2013 and 2012 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                      FAIR VALUE
                                              CARRYING ----------------------------------------
                                               VALUE   LEVEL 1   LEVEL 2     LEVEL 3    TOTAL
                                              -------- ------- ------------ ---------- --------
                                                                (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Mortgage loans on real estate................ $  5,684  $   -- $         -- $    5,716 $  5,716
Other limited partnership interests..........    1,592      --           --      1,592    1,592
Loans to affiliates..........................    1,088      --          800        398    1,198
Policyholders liabilities: Investment
  contracts..................................    2,435      --           --      2,523    2,523
Long-term debt...............................      200      --          225         --      225
Loans from affiliates........................      825      --          969         --      969

December 31, 2012:
------------------
Mortgage loans on real estate................ $  5,059  $   -- $         -- $    5,249 $  5,249
Other limited partnership interests..........    1,514      --           --      1,514    1,514
Loans to affiliates..........................    1,037      --          784        402    1,186
Policyholders liabilities: Investment
  contracts..................................    2,494      --           --      2,682    2,682
Long-term debt...............................      200      --          236         --      236
Loans from affiliates........................    1,325      --        1,676         --    1,676

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2011................... $  1,265  $  2,311  $  3,576
  Paid guarantee benefits....................     (203)      (47)     (250)
  Other changes in reserve...................      531     1,866     2,397
                                              --------  --------  --------
Balance at December 31, 2011.................    1,593     4,130     5,723
  Paid guarantee benefits....................     (288)      (77)     (365)
  Other changes in reserve...................      467       508       975
                                              --------  --------  --------
Balance at December 31, 2012.................    1,772     4,561     6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013................. $  1,626  $  4,203  $  5,829
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)

Balance at January 1, 2011...................    $      533
  Paid guarantee benefits....................           (81)
  Other changes in reserve...................           264
                                                 ----------
Balance at December 31, 2011.................           716
  Paid guarantee benefits....................          (127)
  Other changes in reserve...................           255
                                                 ----------
Balance at December 31, 2012.................           844
  Paid guarantee benefits....................          (109)
  Other changes in reserve...................            56
                                                 ----------
Balance at December 31, 2013.................    $      791
                                                 ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2013 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN OF
                                                 PREMIUM    RATCHET  ROLL-UP    COMBO      TOTAL
                                               ----------  --------  -------  ---------  ---------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $   13,121  $    228  $    92  $     393  $  13,834
   Separate Accounts.......................... $   36,658  $  8,551  $ 4,094  $  37,795  $  87,098
  Net amount at risk, gross................... $      270  $    169  $ 2,192  $  10,891  $  13,522
  Net amount at risk, net of amounts
   reinsured.................................. $      270  $    111  $ 1,451  $   4,152  $   5,984
  Average attained age of contractholders.....       50.8      64.5     70.2       65.2       54.6
  Percentage of contractholders over age 70...        8.4%     32.2%    53.0%      33.7%      15.5%
  Range of contractually specified interest
   rates......................................        N/A       N/A   3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account............................        N/A       N/A  $    37  $     428  $     465
   Separate Accounts..........................        N/A       N/A  $ 8,349  $  49,109  $  57,458
  Net amount at risk, gross...................        N/A       N/A  $   892  $   1,551  $   2,443
  Net amount at risk, net of amounts
   reinsured..................................        N/A       N/A  $   268  $     369  $     637
  Weighted average years remaining until
   annuitization..............................        N/A       N/A      0.7        3.5        3.3
  Range of contractually specified interest
   rates......................................        N/A       N/A   3% - 6%  3% - 6.5%  3% - 6.5%

   In the second quarter 2013, the approach for determining the above noted GMIB net amount at risk was updated to be more reflective of the economic exposure to the Company. Previously, the calculation used a current annuitization factor based on the retail pricing basis for single-premium individual annuities, including premium loads and interest margins. The updated approach excludes premium loads and interest margins.

   The Company continues to proactively manage the risks associated with its in-force business, particularly variable annuities with guarantee features. For example, in third quarter 2013, the Company initiated a program to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. As a result of this program, the Company is assuming a change in the short term behavior of remaining policyholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term.

   Due to the difference in accounting recognition between the fair value of the reinsurance contract asset and the U.S. GAAP gross reserves and DAC the net impact is an after-tax loss of $20 million, which was recognized in 2013.

   The liability for SCS, SIO, MSO, IUL, GIB and GWBL and other features, not included above, was $346 million at December 31, 2013 and the liability for GIB and GWBL and other features, not included above, was $265 million at December 31, 2012, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------

                                                  (IN MILLIONS)
GMDB:
-----
Equity....................................... $   64,035 $   52,633
Fixed income.................................      3,330      3,748
Balanced.....................................     19,237     19,102
Other........................................        496        543
                                              ---------- ----------
Total........................................ $   87,098 $   76,026
                                              ========== ==========

GMIB:
Equity....................................... $   41,603 $   33,361
Fixed income.................................      2,208      2,335
Balanced.....................................     13,401     12,906
Other........................................        246        264
                                              ---------- ----------
Total........................................ $   57,458 $   48,866
                                              ========== ==========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2013, the total account value and net amount at risk of the hedged variable annuity contracts were $40,319 million and $4,774 million, respectively, with the GMDB feature and $23,346 million and $370 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                                                REINSURANCE
                                              DIRECT LIABILITY     CEDED          NET
                                              ---------------- -------------  -----------

                                                               (IN MILLIONS)

Balance at January 1, 2011...................     $        375   $      (231) $       144
  Other changes in reserves..................               95           (31)          64
                                                  ------------   -----------  -----------
Balance at December 31, 2011.................              470          (262)         208
  Other changes in reserves..................               86           (48)          38
                                                  ------------   -----------  -----------
Balance at December 31, 2012.................              556          (310)         246
  Other changes in reserves..................              273          (131)         142
                                                  ------------   -----------  -----------
Balance at December 31, 2013.................     $        829   $      (441) $       388
                                                  ============   ===========  ===========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2013, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.6% and 50.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 32.0% and 41.9%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2013 and 2012 were $6,747 million and $11,044 million, respectively. The increases (decreases) in estimated fair value were $(4,297) million, $497 million and $5,941 million for 2013, 2012 and 2011, respectively.

   At December 31, 2013 and 2012, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,379 million and $2,465 million, of which $1,920 million and $1,964 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2013 and 2012, affiliated reinsurance recoverables related to insurance contracts amounted to $1,555 million and $1,383 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $70 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2013 and 2012, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $143 million and $160 million at December 31, 2013 and 2012, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2013 and 2012 were $709 million and $752 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)

Direct premiums.............................. $   848  $   873  $   908
Reinsurance assumed..........................     213      219      210
Reinsurance ceded............................    (565)    (578)    (585)
                                              -------  -------  -------
Premiums..................................... $   496  $   514  $   533
                                              =======  =======  =======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $   247  $   234  $   221
                                              =======  =======  =======
Policyholders' Benefits Ceded................ $   703  $   667  $   510
                                              =======  =======  =======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $79 million and $86 million at December 31, 2013 and 2012, respectively. At December 31, 2013 and 2012, respectively, $1,687 million and $1,704 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                               2013   2012   2011
                                              ------ ------ ------
                                                 (IN MILLIONS)
Incurred benefits related to current year.... $   15 $   16 $   24
Incurred benefits related to prior years.....     10     14     18
                                              ------ ------ ------
Total Incurred Benefits...................... $   25 $   30 $   42
                                              ====== ====== ======

Benefits paid related to current year........ $   19 $   21 $   15
Benefits paid related to prior years.........     13     16     24
                                              ------ ------ ------
Total Benefits Paid.......................... $   32 $   37 $   39
                                              ====== ====== ======

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                               DECEMBER 31,
                                              ---------------
                                               2013    2012
                                              ------- -------
                                               (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with
  interest rates of 0.3% and 0.5%)........... $   268 $   323
                                              ------- -------
Total short-term debt........................     268     323
                                              ------- -------

Long-term debt:
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     200     200
                                              ------- -------
Total long-term debt.........................     200     200
                                              ------- -------
Total Short-term and Long-term Debt.......... $   468 $   523
                                              ======= =======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet its membership requirement ($13 million, as of December 31, 2013). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2013, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2013 and 2012, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit
   AllianceBernstein to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2013, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and matures on December 1, 2018.

   In November 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2013, AXA Equitable repaid this note at par value plus interest accrued to AXA Financial.

   Other Transactions

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life") equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million.

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life and MONY Life Insurance Company of America ("MLOA"), for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $40 million, $37 million and $14 million, respectively, for 2013, 2012 and 2011.

   In 2013, 2012 and 2011, respectively, the Company paid AXA Distribution and its subsidiaries $621 million, $684 million and $641 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $306 million, $348 million and $413 million, respectively, for their applicable share of operating expenses in 2013, 2012 and 2011, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2013 and 2012, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $5,388 million and $8,888 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2013, 2012 and 2011 related to the UL and no lapse guarantee riders totaled approximately $474 million, $484 million and $484 million, respectively. Ceded claims paid in 2013, 2012 and 2011 were $70 million, $68 million and $31 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2013, 2012 and 2011 totaled approximately $21 million, $21 million and $22 million, respectively. Claims and expenses paid in 2013, 2012 and 2011 were $10 million, $13 million and $14 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $165 million, $161 million and $152 million in 2013, 2012 and 2011, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $24 million, $26 million and $22 million in 2013, 2012 and 2011, respectively. The net receivable (payable) related to these contracts was approximately $(8) million and $8 million at December 31, 2013 and 2012, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                2013     2012     2011
                                              -------- -------- --------

                                                    (IN MILLIONS)
Investment advisory and services fees........ $  1,010 $    879 $    831
Distribution revenues........................      455      408      360
Other revenues -- shareholder servicing fees.       91       89       92
Other revenues -- other......................        6        5        6

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. AXA Equitable also sponsors non-qualified defined benefit pension plans.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under its qualified and non-qualified defined benefit pension plans would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI. In addition, AXA Equitable announced that it will begin providing a company contribution to the AXA Equitable 401(k) Plan as of January 1, 2014. AXA Equitable will also provide an excess 401(k) contribution for eligible compensation over the qualified plan compensation limits under a nonqualified deferred compensation plan.

   AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2013, no cash contributions were made by AXA Equitable to its qualified pension plan. AllianceBernstein made a $4 million cash contribution to its qualified pension plan in 2013. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2013, no minimum contribution is required to be made in 2014 under ERISA, as amended by the Pension Act. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2014.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)

Service cost................................. $    40  $    40  $    41
Interest cost................................      99      109      122
Expected return on assets....................    (155)    (146)    (120)
Actuarial (gain) loss........................       1        1       --
Net amortization.............................     155      164      145
Curtailment..................................       3       --       --
                                              -------  -------  -------
Net Periodic Pension Expense................. $   143  $   168  $   188
                                              =======  =======  =======

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $  2,797  $  2,626
Service cost.................................       32        32
Interest cost................................       99       109
Actuarial (gains) losses.....................     (260)      219
Benefits paid................................     (176)     (187)
Plan amendments and curtailments.............      (29)       (2)
                                              --------  --------
Projected Benefit Obligation, End of Year.... $  2,463  $  2,797
                                              ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $  2,396  $2,093
Actual return on plan assets.................      180     231
Contributions................................        4     265
Benefits paid and fees.......................     (179)   (193)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................    2,401   2,396
PBO..........................................    2,463   2,797
                                              --------  ------
Excess of PBO Over Pension Plan Assets....... $    (62) $ (401)
                                              ========  ======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $62 million and $401 million at December 31, 2013 and 2012, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,463 million and $2,401 million, respectively, at December 31, 2013 and $2,797 million and $2,396 million, respectively, at December 31, 2012. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,463 million and $2,401 million, respectively, at December 31, 2013 and $2,761 million and $2,396 million, respectively, at December 31, 2012. The accumulated benefit obligation for all defined benefit pension plans was $2,463 million and $2,761 million at December 31, 2013 and 2012, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2013 and 2012 that have not yet been recognized as components of net periodic pension cost:

                                                DECEMBER 31,
                                              -----------------
                                                2013     2012
                                              -------- --------
                                                (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $  1,181 $  1,650
Unrecognized prior service cost (credit).....       --        4
                                              -------- --------
  Total...................................... $  1,181 $  1,654
                                              -------- --------

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $115 million and $0 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2013 and 2012:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              -------  -------
                                                (IN MILLIONS)

Fixed Maturities.............................    49.0%    52.8%
Equity Securities............................    39.1     36.5
Equity real estate...........................     9.3      8.4
Cash and short-term investments..............     1.9      2.3
Other........................................     0.7       --
                                              -------  -------
  Total......................................   100.0%   100.0%
                                              =======  =======

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2013, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2013, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to minimize downside equity risk, principally using exchange-traded options contracts. As a result of a strategic asset allocation project conducted in the latter half of 2013, the existing equity-hedging program was discontinued in January 2014 at maturity of the underlying positions.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2013 and 2012, respectively.

                                              LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Asset Categories
Fixed Maturities:
  Corporate.................................. $     -- $    801 $     -- $    801
  U.S. Treasury, government and agency.......       --      343       --      343
  States and political subdivisions..........       --       16       --       16
  Other structured debt......................       --        6        4       10
Common and preferred equity..................      716      191       --      907
Mutual funds.................................       44       --       --       44
Private real estate investment funds.........       --       --        2        2
Private real estate investment trusts........       --       11      220      231
Cash and cash equivalents....................        1       --       --        1
Short-term investments.......................       23       23       --       46
                                              -------- -------- -------- --------
  Total...................................... $    784 $  1,391 $    226 $  2,401
                                              ======== ======== ======== ========

December 31, 2012:
------------------
Asset Categories
Fixed Maturities:
  Corporate.................................. $     -- $    849 $     -- $    849
  U.S. Treasury, government and agency.......       --      410       --      410
  States and political subdivisions..........       --       18       --       18
  Other structured debt......................       --       --        5        5
Common and preferred equity..................      751       62       --      813
Mutual funds.................................       35       --       --       35
Private real estate investment funds.........       --       --        3        3
Private real estate investment trusts........       --       11      197      208
Cash and cash equivalents....................       25       --       --       25
Short-term investments.......................       --       30       --       30
                                              -------- -------- -------- --------
  Total...................................... $    811 $  1,380 $    205 $  2,396
                                              ======== ======== ======== ========

   At December 31, 2013, assets classified as Level 1, Level 2, and Level 3 comprise approximately 32.7%, 57.9% and 9.4%, respectively, of qualified pension plan assets. At December 31, 2012, assets classified as Level 1, Level 2 and Level 3 comprised approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $2 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2013 and 2012, respectively.

                                                                PRIVATE
                                                              REAL ESTATE  PRIVATE
                                                  FIXED       INVESTMENT  INVESTMENT   COMMON
                                              MATURITIES/(1)/    FUNDS      TRUSTS     EQUITY     TOTAL
                                              --------------  ----------- ---------- ---------- ----------

                                                                     (IN MILLIONS)
Balance at January 1, 2013...................     $        5   $        3 $      197 $       -- $      205
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2013.........................             --           --         23         --         23
  Purchases/issues...........................             --           --         --         --         --
  Sales/settlements..........................             --           --         --         --         --
  Transfers into/out of Level 3..............            (1)          (1)         --         --        (2)
                                                  ----------   ---------- ---------- ---------- ----------
Balance at December 31, 2013.................     $        4   $        2 $      220 $       -- $      226
                                                  ==========   ========== ========== ========== ==========

Balance at January 1, 2012...................     $        6   $        4 $      183 $       -- $      193
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2012.........................             --           --         14         --         14
  Sales/settlements..........................            (1)          (1)         --         --        (2)
  Transfers into/out of Level 3..............             --           --         --         --         --
                                                  ----------   ---------- ---------- ---------- ----------
Balance at December 31, 2012.................     $        5   $        3 $      197 $       -- $      205
                                                  ==========   ========== ========== ========== ==========

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2013 and 2012 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2013 and 2012.

                                              2013  2012
                                              ----- -----

Discount rates:
  Benefit obligation......................... 4.50% 3.50%
  Periodic cost.............................. 4.50% 4.25%

Rates of compensation increase:
  Benefit obligation and periodic cost....... 6.00% 6.00%

Expected long-term rates of return on
  pension plan assets (periodic cost)........ 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. Based upon new plan asset allocation targets for 2014 intended to rebalance between the bond and equity portfolios under the long-term investment strategy, the expected long-term rate of return assumed on pension plan assets in the measurement of net periodic cost will be increased to 7.00%.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $10 million, $12 million and $13 million for 2013, 2012 and 2011, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2014, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2013 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2014.........................................    $      189
2015.........................................           196
2016.........................................           192
2017.........................................           188
2018.........................................           185
Years 2019 - 2023............................           853

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy for retirees. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy did not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

   AXA FINANCIAL ASSUMPTION

   Since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2013, 2012 and 2011 for share-based payment arrangements as further described herein are as follows:

                                               2013  2012  2011
                                              -----  ----- ----
                                                (IN MILLIONS)
Performance Unit/Shares...................... $  43  $  24 $  2
Stock Options................................     2      3    4
AXA Shareplan................................    13     18    9
AXA Miles....................................    --      1    1
AllianceBernstein Stock Options..............    (4)     1   21
AllianceBernstein Restricted Units...........   286    148  377
                                              -----  ----- ----
Total Compensation Expenses.................. $ 340  $ 195 $414
                                              =====  ===== ====

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan"). In 2013, they were granted performance shares under the AXA International Performance Share Plan 2013 (the "Performance Share Plan").

   Performance Units and Performance Shares

   2013 GRANT. On March 22, 2013, under the terms of the Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. The extent to which 2013-2014 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $11 million.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   2012 GRANT. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2013 and 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $26 million and $11 million, respectively.

   2011 GRANT. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to AXA Equitable employees. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2013, 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $6 million, $11 million and $2 million, respectively.

   SETTLEMENT OF 2009 GRANT IN 2011. On March 20, 2011, approximately 831,000 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 164,000 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   For 2013, 2012 and 2011, the Company recognized compensation costs of $43 million, $24 million and $2 million, respectively, for performance shares and units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit and share awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units and shares earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2013 and 2012 was $108 million and $58 million, respectively. Approximately 5.3 million outstanding performance units and shares are at risk to achievement of 2013 performance criteria, primarily representing the performance shares grant of March 22, 2013 for which cumulative average 2013-2014 performance targets will determine the number of performance shares earned and including one-half of the performance unit award granted on March 16, 2012.

   Stock Options

   2013 GRANT. On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $357,000.

   2012 GRANT. On March 16, 2012, approximately 901,000 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,000 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of options was approximately $504,000 and $791,000.

   2011 GRANT. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. In addition, approximately 483,000 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2013, 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of $573,000, $1 million and $2 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2013 follows:

                                                                            Options Outstanding
                                              ------------------------------------------------------------------------------
                                                                                                         AllianceBernstein
                                                                                                              Holding
                                                    AXA Ordinary Shares            AXA ADRs/(3)/               Units
                                              ------------------------------   ---------------------- ----------------------
                                                                Weighted                    Weighted                Weighted
                                                Number          Average          Number     Average     Number      Average
                                              Outstanding       Exercise       Outstanding  Exercise  Outstanding   Exercise
                                              (In 000's)         Price         (In 000's)    Price    (In 000's)     Price
                                              -----------  -----------------   -----------  --------- -----------  ---------

Options outstanding at January 1, 2013.......    18,101.7    (Euro)    21.00       4,990.0  $   20.01     8,553.3  $   39.77
Options granted..............................       486.2    (Euro)    13.81            --  $      --        37.7  $   25.47
Options exercised............................      (527.8)   (Euro)    12.15      (3,022.6) $   17.74      (887.6) $   17.05
Options forfeited, net.......................      (490.4)   (Euro)    19.27        (145.5) $   22.01      (602.4) $   60.10
Options expired..............................          --                 --           7.9         --       (26.9) $   36.50
                                               ----------                      -----------             ----------
Options Outstanding at December 31, 2013.....    17,569.7    (Euro)    21.00       1,829.8  $   23.60     7,074.1  $   40.82
                                               ==========  =================   ===========  =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)      --/(2)/              $ 8,120.6              $   --/(2)/
                                                           =================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        4.24                             1.28                    4.9
                                               ==========                      ===========             ==========
Options Exercisable at December 31, 2013.....    13,599.8    (Euro)    23.12       1,820.1  $   23.66     4,684.5      34.97
                                               ==========  =================   ===========  =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)      --/(2)/              $ 7,967.9              $   --/(2)/
                                                           =================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        3.35                             1.26                    4.8
                                               ==========                      ===========             ==========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2013 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from employee exercises of stock options in 2013 was $54 million. The intrinsic value related to employee exercises of stock options during 2013, 2012 and 2011 were $14 million, $5 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of $5 million, $2 million, and $1 million, respectively, for the periods then ended. In 2013, 2012 and 2011, windfall tax benefits of approximately $5 million, $2 million and $1 million, respectively, resulted from employee exercises of stock option awards.

   At December 31, 2013, AXA Financial held approximately 351,000 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of $24.73 per share, of which approximately 302,000 were designated to fund future exercises of outstanding stock options and approximately 49,000 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2013, 2012 and 2011, respectively.

                                                    AXA Ordinary Shares         AllianceBernstein Holding Units
                                              -------------------------------  --------------------------------
                                                 2013       2012       2011        2013        2012      2011
                                              ---------  ---------  ---------  ------------  --------  --------

Dividend yield...............................      7.52%      7.54%      7.00%    8.0 - 8.3%     6.20%   5.40%
Expected volatility..........................     31.27%     39.89%     33.90%  49.7 - 49.8%    49.20%  47.30%
Risk-free interest rates.....................      1.34%      1.80%      3.13%    0.8 - 1.7%     0.70%   1.9%
Expected life in years.......................       7.7        5.6        6.4           6.0       6.0     6.0
Weighted average fair value per option at
  grant date................................. $    1.79  $    2.48  $    2.49  $       5.44  $   3.67  $   5.98

   For 2013, 2012 and 2011, the Company recognized compensation costs (credits) for employee stock options of $(2) million, $4 million and $25 million, respectively. As of December 31, 2013, approximately $1 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.5 years.

   Restricted Awards.

   Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2013, 2012 and 2011, respectively, the Company recognized compensation costs of $286 million, $148 million and $377 million for awards outstanding under these restricted stock and unit award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2013, approximately 22.3 million restricted shares and Holding units remain unvested. At December 31, 2013, approximately $48 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.2 years.

   The following table summarizes unvested restricted stock activity for 2013.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------

Unvested as of January 1, 2013...............    177,001   $  27.23
Granted......................................     11,613   $  13.97
Vested.......................................    117,235   $  33.91
Forfeited....................................         --         --
                                               ---------
Unvested as of December 31, 2013.............     71,379   $  14.09
                                               =========

   Restricted stock vested in 2013, 2012 and 2011 had aggregate vesting date fair values of approximately $1 million, $1 million and $2 million, respectively.

   AXA Shareplan

   In 2013, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2013. Eligible employees could have reserved a share purchase during the reservation period from September 2, 2013 through September 17, 2013 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 28, 2013 through October 31, 2013. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2013 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $19.85 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 12.95% formula discounted price of $21.59 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2013 which is July 1, 2018. All subscriptions became binding and irrevocable at October 31, 2013.

   The Company recognized compensation expense of $13 million in 2013, $18 million in 2012 and $9 million in 2011 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplans 2013, 2012 and 2011 primarily invested under Investment Option B for the purchase of approximately 5 million, 8 million and 9 million AXA ordinary shares, respectively.

   AXA Miles Program

   AXA MILES PROGRAM 2012. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011 and was confirmed to have been achieved. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $278,000 and $538,000.

   AXA MILES PROGRAM 2007. On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represented the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,000 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, the Company recognized compensation expense of approximately $1 million in respect of this grant of AXA Miles.

   AllianceBernstein Long-term Incentive Compensation Plans

   AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2013 and 2012, AllianceBernstein purchased 5.2 million and 15.7 million Holding units for $111 million and $239 million respectively. These amounts reflect open-market purchases of 1.9 million and 12.3 million Holding units for $39 million and $182 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 13.9 million (including 6.5 million restricted Holding units granted in December 2013 for 2013 year-end rewards and 6.5 million granted in January 2013 for 2012 year-end awards). During 2012, AllianceBernstein granted to employees and Eligible Directors 12.1 million restricted Holding awards (including
   8.7 million granted in January 2012 for 2011 year-end awards). Prior to third quarter 2013, AllianceBernstein funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust. In December 2013, AB Holding newly issued 3.9 million Holding units to fund the restricted Holding units awards granted in December 2013.

   Effective July 1, 2013, management of AllianceBernstein and AllianceBernstein Holding L.P. ("AB Holding") retired all unallocated Holding units in AllianceBernstein's consolidated rabbi trust. To retire such units, AllianceBernstein delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AllianceBernstein units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AllianceBernstein's and AB Holding's units outstanding decreased by approximately 13.1 million units. AllianceBernstein and AB Holding intend to retire additional units as AllianceBernstein purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AllianceBernstein units, as was done in December 2013.

   The 2012 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards were awarded and allocated as such within the consolidated rabbi trust in January. There were approximately 17.9 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012. The purchases and issuances of Holding units resulted in an increase of $60 million in Capital in excess of par value during 2012 with a corresponding decrease of $60 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $156 million, $147 million and $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) for 2013, 2012 and 2011, respectively. The cost of the 2013 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2013, 248,281 options to buy Holding units had been granted and 38 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 22 million Holding units were available for grant as of December 31, 2013.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                2013     2012      2011
                                              -------- -------  ---------
                                                     (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $    197 $  (233) $      40
  Deferred (expense) benefit.................    1,876     391     (1,338)
                                              -------- -------  ---------
Total........................................ $  2,073 $   158  $  (1,298)
                                              ======== =======  =========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2013     2012      2011
                                              --------  ------  ---------
                                                     (IN MILLIONS)

Expected income tax (expense) benefit........ $  1,858  $  (20) $  (1,443)
Noncontrolling interest......................      101      37        (36)
Separate Accounts investment activity........      122      94         83
Non-taxable investment income (loss).........       20      24          8
Adjustment of tax audit reserves.............      (14)     (2)        (7)
State income taxes...........................       (6)      7          7
AllianceBernstein Federal and foreign taxes..        2      10        (13)
Tax settlement...............................       --      --         84
Other........................................      (10)      8         19
                                              --------  ------  ---------
Income tax (expense) benefit................. $  2,073  $  158  $  (1,298)
                                              ========  ======  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   The U.S. Department of the Treasury 2013-2014 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling with respect to the calculation of the Separate Account dividends received deduction ("DRD"). The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2013   December 31, 2012
                                              ------------------- -------------------
                                              ASSETS  LIABILITIES Assets  Liabilities
                                              ------- ----------- ------- -----------
                                                           (IN MILLIONS)

Compensation and related benefits............ $   104   $      -- $   207   $      --
Reserves and reinsurance.....................      --         688      --       2,419
DAC..........................................      --       1,016      --         960
Unrealized investment gains or losses........      --          85      --         739
Investments..................................      --       1,410      --       1,137
Alternative minimum tax credits..............      --          --     157          --
Net operating losses.........................     492          --      --          --
Other........................................       7          --      --          57
                                              -------   --------- -------   ---------
Total........................................ $   603   $   3,199 $   364   $   5,312
                                              =======   ========= =======   =========

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2013, $238 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2013, of the total amount of unrecognized tax benefits, $568 million would affect the effective rate. At December 31, 2012, of the total amount of unrecognized tax benefits, $522 million would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2013 and 2012 were $120 million and $105 million, respectively. For 2013, 2012 and 2011, respectively, there were $15 million, $4 million and $14 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2013     2012      2011
                                              -------  --------  --------
                                                     (IN MILLIONS)
Balance at January 1,........................ $   573  $    453  $    434
Additions for tax positions of prior years...      57       740       337
Reductions for tax positions of prior years..     (38)     (620)     (235)
Additions for tax positions of current year..      --        --         1
Settlements with tax authorities.............      --        --       (84)
                                              -------  --------  --------
Balance at December 31,...................... $   592  $    573  $    453
                                              =======  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                     DECEMBER 31,
                                              --------------------------
                                                2013     2012     2011
                                              -------- -------- --------

                                                    (IN MILLIONS)
Unrealized gains (losses) on investments..... $    141 $  1,352 $    772
Defined benefit pension plans................    (757)  (1,056)  (1,082)
                                              -------- -------- --------
Total accumulated other comprehensive income
  (loss).....................................    (616)      296    (310)
                                              -------- -------- --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................       13       21       13
                                              -------- -------- --------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $  (603) $    317 $  (297)
                                              ======== ======== ========

   The components of OCI for the past three years, net of tax, follow:

                                                 2013     2012    2011
                                              ---------  ------ --------

                                                    (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $  (1,550) $  658 $    571
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/......        49      59       18
                                              ---------  ------ --------
Net unrealized gains (losses) on investments.   (1,501)     717      589
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other..................................       290   (137)    (223)
                                              ---------  ------ --------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $654 million,
  $(318) million and $(193) million).........   (1,211)     580      366
                                              ---------  ------ --------
Change in defined benefit plans:
  Net gain (loss) arising during the year....       198    (82)    (169)
  Prior service cost arising during the year.        --       1       --
  Less: reclassification adjustments to net
   earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost...........       101     106       94
   Amortization of net prior service credit
     included in net periodic cost...........        --       1        1
                                              ---------  ------ --------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $161 million, $14 million and $(40)
  million)...................................       299      26     (74)
                                              ---------  ------ --------
Total other comprehensive income (loss), net
  of income taxes............................     (912)     606      292
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest....       (8)       8       21
                                              ---------  ------ --------

Other Comprehensive Income (Loss)
  Attributable to AXA Equitable.............. $   (920)  $  614 $    313
                                              =========  ====== ========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(26) million, $(32) million and $(10) million for 2013, 2012 and 2011, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $(54) million, $(58) million and $(51) million for 2013, 2012 and 2011, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2013, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2014, $200 million for 2015, $0 million for 2016 and thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2014 and the four successive years are $217 million, $216 million, $209 million, $208 million, $192 million and $1,232 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2014 and the four successive years is $41 million, $48 million, $47 million, $48 million, $48 million and $316 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2013, 2012 and 2011, respectively, AXA Equitable recorded $85 million, $30 million and $55 million pre-tax charges related to severance and lease costs. The amounts recorded in 2013 included a pre-tax charge of $52 million related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                  DECEMBER 31,
                                              --------------------
                                               2013   2012   2011
                                              ------ ------ ------

                                                 (IN MILLIONS)
Balance, beginning of year................... $   52 $   44 $   11
Additions....................................    140     54     79
Cash payments................................   (66)   (46)   (43)
Other reductions.............................    (4)     --    (3)
                                              ------ ------ ------
Balance, End of Year......................... $  122 $   52 $   44
                                              ====== ====== ======

   As a result of AllianceBernstein's ongoing efforts to operate more efficiently during 2013 and 2012, respectively, AllianceBernstein recorded a $4 million and $21 million pre-tax charge related to severance costs. During 2013 and 2012, AllianceBernstein recorded $28 million and $223 million, respectively, of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013 real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AllianceBernstein will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2013, these arrangements include commitments by the Company to provide equity financing of $504 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2013. The Company had $595 million of commitments under existing mortgage loan agreements at December 31, 2013.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($6,805 million at December 31, 2013) and/or letters of credit ($3,251 million at December 31, 2013). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2013, AllianceBernstein had funded $25 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2013, AllianceBernstein had funded $12 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2013, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the New York State Department of Financial Services (the "NYSDFS") to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable filed a number of reports with the NYSDFS related to its request and has completed the process. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   AXA Equitable is responding to requests for information and documents from the Consumer Protection Division of the NYDFS relating to the AXA Tactical Manager ("ATM") volatility management tool strategy. The inquiry relates to whether we failed to comply with certain provisions of New York Insurance law with respect to the implementation of the ATM strategy. The NYDFS has informed AXA Equitable that it intends to seek a penalty for what it considers a failure to comply with such provisions. AXA Equitable has responded to, and is actively discussing the issue with the NYDFS.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Elecronics UK Limited ("Philips"), a former pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form in the High Court of Justice in London, England regarding their alleged claim. AllianceBernstein believes that it has strong defenses to these claims, which were set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of plaintiffs and certain of these plaintiffs seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $382 million during 2014. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2013, 2012 and 2011, respectively, AXA Equitable's statutory net income (loss) totaled $(28) million, $602 million and $967 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,358 million and $5,178 million at December 31, 2013 and 2012, respectively. In 2013, AXA Equitable paid $234 million in cash and transferred approximately 10.9 million in Units of AllianceBernstein (fair value of $234 million) in shareholder dividends to AXA Financial. In 2012 and 2011, respectively, AXA Equitable paid $362 million and $379 million in shareholder dividends.

   At December 31, 2013, AXA Equitable, in accordance with various government and state regulations, had $83 million of securities on deposit with such government or state agencies.

   At December 31, 2013 AXA Equitable had affiliated surplus notes of $825 million due to AXA Financial. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $55 million. In second quarter 2013 AXA Equitable repaid a $500 million surplus note at par values plus interest accrued to AXA Financial.

   At December 31, 2013 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2013.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

   The following tables reconcile AXA Equitable's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                         DECEMBER 31,
                                              ----------------------------------
                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
Net change in statutory surplus and capital
  stock...................................... $     (864) $       64  $      824
Change in AVR................................         46         269        (211)
                                              ----------  ----------  ----------
Net change in statutory surplus, capital
  stock and AVR..............................       (818)        333         613
Adjustments:
  Future policy benefits and policyholders'
   account balances..........................       (607)       (508)       (270)
  DAC........................................         75         142      (2,861)
  Deferred income taxes......................      2,038         798      (1,272)
  Valuation of investments...................          7        (377)         16
  Valuation of investment subsidiary.........       (109)       (306)        590
  Increase (decrease) in the fair value of
   the reinsurance contract asset............     (4,297)        497       5,941
  Pension adjustment.........................       (478)        (41)        111
  Amortization of deferred cost of insurance
   ceded to AXA Arizona......................       (280)       (126)       (156)
  Shareholder dividends paid.................        468         362         379
  Changes in non-admitted assets.............          2        (489)       (154)
  Repayment of surplus Note..................        500          --          --
  Other, net.................................        (74)       (190)        (10)
                                              ----------  ----------  ----------
U.S. GAAP Net Earnings (Loss) Attributable
  to AXA Equitable........................... $   (3,573) $       95  $    2,927
                                              ==========  ==========  ==========

                                                         DECEMBER 31,
                                              ----------------------------------
                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
Statutory surplus and capital stock.......... $    3,825  $    4,689  $    4,625
AVR..........................................        535         489         220
                                              ----------  ----------  ----------
Statutory surplus, capital stock and AVR.....      4,360       5,178       4,845
Adjustments:
  Future policy benefits and policyholders'
   account balances..........................     (3,884)     (3,642)     (2,456)
  DAC........................................      3,874       3,728       3,545
  Deferred income taxes......................     (2,672)     (5,330)     (5,357)
  Valuation of investments...................        703       3,271       2,266
  Valuation of investment subsidiary.........       (515)       (137)        231
  Fair value of reinsurance contracts........      6,747      11,044      10,547
  Deferred cost of insurance ceded to AXA
   Arizona...................................      2,366       2,646       2,693
  Non-admitted assets........................        469         467         510
  Issuance of surplus notes..................     (1,025)     (1,525)     (1,525)
  Other, net.................................        115        (264)       (459)
                                              ----------  ----------  ----------
U.S. GAAP Total Equity Attributable to AXA
  Equitable.................................. $   10,538  $   15,436  $   14,840
                                              ==========  ==========  ==========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2013       2012        2011
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................................... $     (54) $    6,443  $   15,140
Investment Management/(1)/...................     2,915       2,738       2,750
Consolidation/elimination....................       (21)        (21)        (18)
                                              ---------  ----------  ----------
Total Revenues............................... $   2,840  $    9,160  $   17,872
                                              =========  ==========  ==========

   /(1)/Intersegment investment advisory and other fees of approximately $67 million, $58 million and $56 million for 2013, 2012 and 2011, respectively, are included in total revenues of the Investment Management segment.

                                                 2013       2012         2011
                                              ---------  ----------  -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING
OPERATIONS, BEFORE INCOME TAXES:
Insurance.................................... $  (5,872) $     (132) $     4,284
Investment Management/(2)/...................       564         190         (164)
Consolidation/elimination....................        (1)         --            4
                                              ---------  ----------  -----------
Total Earnings (Loss) from Continuing
  Operations, before Income Taxes............ $  (5,309) $       58  $     4,124
                                              =========  ==========  ===========

  /(2)/Net of interest expenses incurred on securities borrowed.

                                                    DECEMBER 31,
                                              -----------------------
                                                 2013         2012
                                              ----------  -----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  171,532  $   164,201
Investment Management........................     11,873       12,647
Consolidation/elimination....................         (4)          (5)
                                              ----------  -----------
Total Assets................................. $  183,401  $   176,843
                                              ==========  ===========

   In accordance with SEC regulations, securities with a fair value of $925 million and $1,509 million have been segregated in a special reserve bank custody account at December 31, 2013 and 2012, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2013 and 2012 are summarized below:

                                                                THREE MONTHS ENDED
                                              ------------------------------------------------------
                                                MARCH 31       JUNE 30     SEPTEMBER 30  DECEMBER 31
                                              ------------  ------------  -------------  -----------
                                                                   (IN MILLIONS)
2013
----
Total Revenues............................... $        392  $        537  $         834  $     1,077
                                              ============  ============  =============  ===========
Earnings (Loss) from Continuing
  Operations, Net of Income Taxes,
  Attributable to AXA Equitable.............. $     (1,004) $     (1,051) $        (878) $      (640)
                                              ============  ============  =============  ===========
Net Earnings (Loss), Attributable to AXA
  Equitable.................................. $     (1,004) $     (1,051) $        (878) $      (640)
                                              ============  ============  =============  ===========

2012
----
Total Revenues............................... $       (952) $      6,475  $       1,728  $     1,909
                                              ============  ============  =============  ===========
Earnings (Loss) from Continuing
  Operations, Net of Income Taxes,
  Attributable to AXA Equitable.............. $     (1,635) $      2,421  $        (241) $      (450)
                                              ============  ============  =============  ===========
Net Earnings (Loss), Attributable to AXA
  Equitable.................................. $     (1,635) $      2,421  $        (241) $      (450)
                                              ============  ============  =============  ===========

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits


    (a) The following Financial Statements are included in Part B of the Registration Statement:

             The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

    (b)      Exhibits.

    The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

1.  (a)      Resolutions of the Board of Directors of The Equitable Life
             Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 33-47949 on April 26, 1996.

    (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-47949 on April 26, 1996.

2.           Not applicable.

3.  (a)      Distribution and Servicing Agreement dated as of May 1, 1994 among EQ Financial Consultants, Inc. (now AXA Advisors, LLC),
             Equitable and Equitable Variable incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form
             S-6, (File No. 333-17663), filed on December 11, 1996.

    (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement (File No. 33-47949) on April 19, 2001.

    (c) Transition Agreement dated January 1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement (File No. 33-47949) on April 19, 2001.

    (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

    (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

    (d)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

    (d)(iii) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on
               August 11, 2005.

    (d)(iv) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on
               August 11, 2005.

    (d)(v) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

    (d)(vi) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

    (d)(vii) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

    (d)(viii) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

    (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

    (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC,
               AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement
               (File No. 333-05593) on Form N-4, filed on April 20, 2005.

    (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

4.  (a)        Form of group annuity contract and individual annuity
               certificate, previously filed with this Registration Statement
               No. 33-47949 on May 15, 1992, refiled electronically on
               August 19, 1998.

    (b) Form of Endorsement to group annuity contract for contribution sources, previously filed with this Registration Statement (File No. 33-47949) on April 21, 2006 and incorporated herein by reference.

    (c) Form of endorsement to group annuity contract for transfer rules (Form No. PF 2007MKT) previously filed with this registration statement (File No. 33-47949) on April 21, 2009 and incorporated herein by reference.

5. Form of application, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

6.        (a)  Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement filed on Form N-4, (File No. 333-05593), filed on April 24, 2012.

          (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No.6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

7.  Not applicable.

8.        (a)  Amended and Restated Participation Agreement among EQ Advisors
               Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

      (a) (i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

     (a) (ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

    (a) (iii)  Amendment No. 3, dated October 1, 2004, to the Amended and
               Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

     (a) (iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

      (a) (v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

    (a) (vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

   (a) (vii)  Amendment No. 7, dated May 1, 2007, to the Amended and Restated
              Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

  (a) (viii)  Amendment No. 8, dated January 1, 2008, to the Amended and
              Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

    (a) (ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

     (a) (x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

    (a) (xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

   (a) (xii)  Amendment No. 12, dated September 29, 2009, to the Amended and
              Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

  (a) (xiii)  Amendment No. 13, dated August 16, 2010, to the Amended and
              Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

   (a) (xiv)  Amendment No. 14, dated December 15, 2010, to the Amended and
              Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

    (a) (xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

    (a) (xvi)      Amendment No. 16, dated April 30, 2012, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA
                   Equitable and AXA Distributors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment
                   No. 96 To the EQ Advisor's Trust Registration Statement (File
                   No. 333-17217) on Form N-1A filed on February 7, 2012.

          (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

      (b) (i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

     (b) (ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

    (b) (iii)      Amendment No. 3, dated as of May 25, 2007 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors and EDI dated as of
                   December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust
                   Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

9. Opinion and Consent of Dodie Kent, Esq., Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

10. (a)            Consent of PricewaterhouseCoopers LLP, filed herewith.

    (b)            Powers of Attorney, filed herewith.

    (c) Notice concerning regulatory relief, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

11.                Not applicable.

12.                Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
1670 Stephens Drive
Wayne, PA 19087

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
79, Chapman Common, West Side
London, England SW49AY

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Chairman of the Board,
                                Chief Executive Officer, Director and
                                President

OTHER OFFICERS

*Dave S. Hattem                 Senior Executive Director and General
                                Counsel

Heinz-Juergen Schwering         Senior Executive Director and Chief Risk
                                Officer

*Anders B. Malmstrom            Senior Executive Director and Chief
                                Financial Officer

*Salvatore Piazzolla            Senior Executive Director and Chief Human
                                Resources Officer

NAME AND PRINCIPAL      POSITIONS AND OFFICES WITH
BUSINESS ADDRESS        AXA EQUITABLE
------------------      --------------------------

*Joshua E. Braverman    Senior Executive Director and Treasurer

*Anthony F. Recine      Managing Director, Chief Compliance Officer
                        and Deputy General Counsel

*Sharon A. Ritchey      Senior Executive Director and Chief
                        Operating Officer

*Michael B. Healy       Executive Director and Chief Information
                        Officer

*Andrea M. Nitzan       Executive Director and Chief Accounting
                        Officer

*Nicholas B. Lane       Senior Executive Director and Head of U.S.
                        Life and Retirement

*Robert O. Wright, Jr.  Senior Executive Director and Head of
                        Wealth Management

*Kevin Molloy           Senior Executive Director

*Kevin E. Murray        Executive Director

Keith Floman            Managing Director and Chief Actuary

*David Kam              Managing Director and Actuary

*Michel Perrin          Managing Director and Actuary

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Naomi J. Weinstein     Lead Director

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.

       Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

       AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

       (a) The 2013 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 22, 2014.

       (b) The AXA Financial, Inc. - Subsidiary Organization Chart Q4-2013 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 22, 2014.

Item 27. Number of Contractowners

       As of March 31, 2014, there were 2,987 Qualified Contract Owners and 0 Non-Qualified contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

       (a)Indemnification of Directors and Officers

          The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

       7.4Indemnification of Directors, Officers and Employees.

         (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

             (ii)any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

            (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

       (b)Idemnification of Principal Underwriters

       To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

       (c)Undertaking

       Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITERS

       (a) AXA Advisors, LLC, an affiliate of AXA Equitable and MONY Life Insurance Company of America, is the principal underwriter for its Separate Accounts 301, 45, 49, 70, I, FP, AXA Premier VIP Trust and EQ Advisors Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

       (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA ADVISORS LLC)
------------------                  --------------------------------------

*Robert O. Wright, Jr.              Director, Chairman of the Board and Chief
                                    Executive Officer

*Kevin Molloy                       Director and Vice Chairman of the Board

*Frank Massa                        Director, President and Chief Operating
                                    Officer

*Nicholas B. Lane                   Director and Chief Retirement Savings
                                    Officer

*Vincent Parascandola               Senior Vice President, Divisional President
                                    and Chief Sales Officer

*Christine Nigro                    Senior Vice President and Divisional
                                    President

*Lawrence Adkins, Jr.               Senior Vice President and Divisional
                                    President

*Susan LaVallee                     Senior Vice President

*George Papazicos                   Senior Vice President

*Maurya Keating                     Vice President, Chief Broker Dealer
                                    Counsel and Investment Advisor Chief
                                    Compliance Officer

*Mary Jean Bonadonna                Vice President and Broker-Dealer
                                    Compliance Officer

*John C. Taroni                     Vice President and Treasurer

*Gina Jones                         Vice President and Financial Crime Officer

*Page Pennell                       Vice President

*Philip Pescatore                   Chief Risk Officer

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

*Manish Agarwal                     Director

*Anders B. Malmstrom                Director

*Francesca Divone                   Secretary

       (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

       The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY, 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

       Not applicable.

Item 32. Undertakings

       The Registrant hereby undertakes:

       (a)to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

       (b)to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

       (c)to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d)AXA Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this 22nd day of April, 2014.

                             SEPARATE ACCOUNT A OF
                             AXA EQUITABLE LIFE INSURANCE COMPANY

                                              (Registrant)

                             By: AXA Equitable Life Insurance Company
                                               (Depositor)

                             By: /s/ Dodie Kent
                             ------------------------------------------------
                                Dodie Kent
                                Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 22nd day of April, 2014.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

 PRINCIPAL EXECUTIVE OFFICER:

 *Mark Pearson                          Chairman of the Board, Chief
                                        Executive Officer, Director and
                                        President

 PRINCIPAL FINANCIAL OFFICER:

 *Anders B. Malmstrom                   Senior Executive Director
                                        and Chief Financial Officer

 PRINCIPAL ACCOUNTING OFFICER:

 *Andrea M. Nitzan                      Executive Director and Chief
                                        Accounting Officer

*DIRECTORS:

Henri de Castries            Anthony J. Hamilton  Bertram Scott
Ramon de Oliveira            Danny L. Hale        Lorie A. Slutsky
Denis Duverne                Peter S. Kraus       Richard C. Vaughan
Barbara Fallon-Walsh         Mark Pearson

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 22, 2014

                                 EXHIBIT INDEX

         EXHIBIT NO.                                        TAG VALUE
         -----------                                        ---------

          9.         Opinion and Consent of Counsel         EX-99.9

         10.(a)      Consent of PricewaterhouseCoopers LLP  EX-99.10a

         10.(b)      Powers of Attorney                     EX-99.10b